UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.27%
Actual		$ 1,000.00	$ 1,042.20	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.36
Class T	1.52%
Actual		$ 1,000.00	$ 1,040.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class B	2.08%
Actual		$ 1,000.00	$ 1,037.80	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.01%
Actual		$ 1,000.00	$ 1,038.60	$ 10.16
HypotheticalA		$ 1,000.00	$ 1,014.83	$ 10.04
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,043.60	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Class Z	.82%
Actual		$ 1,000.00	$ 1,044.60	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.5
Sanofi SA (France, Pharmaceuticals)	1.8	2.5
Bayer AG (Germany, Pharmaceuticals)	1.7	1.7
ORIX Corp. (Japan, Diversified Financial Services)	1.6	2.1
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.4	1.5
	8.4
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	23.0
Health Care	16.1	14.4
Consumer Discretionary	15.8	18.3
Consumer Staples	11.9	11.9
Information Technology	9.8	8.9
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.4	17.4
Japan	15.3	17.7
Germany	8.4	9.1
United States of America	7.1	7.3
France	6.8	8.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 97.7%	Stocks and Equity Futures 99.5%
Investment Companies 0.0%	Investment Companies 0.3%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
Australia - 3.3%
ALS Ltd.	361,681	$ 2,520
Ansell Ltd.	258,534	4,345
Australia & New Zealand Banking Group Ltd.	629,890	20,171
BHP Billiton Ltd. sponsored ADR (d)	289,036	20,389
CSL Ltd.	167,531	10,650
Telstra Corp. Ltd.	631,653	3,063
Westfield Group unit	645,269	6,564
TOTAL AUSTRALIA		67,702
Austria - 0.2%
Andritz AG	52,900	3,283
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	2,040,824	10,279
Bailiwick of Jersey - 2.0%
Experian PLC	756,300	14,506
Shire PLC	163,200	9,334
Wolseley PLC	107,958	6,236
WPP PLC	493,924	10,650
TOTAL BAILIWICK OF JERSEY		40,726
Belgium - 2.9%
Anheuser-Busch InBev SA NV (d)	269,031	29,323
Arseus NV	54,000	3,064
KBC Groupe SA	370,977	22,599
UCB SA	54,600	4,476
TOTAL BELGIUM		59,462
Bermuda - 0.1%
Golar LNG Ltd. (NASDAQ)	58,700	2,595
Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	515,100	14,517
Canadian Natural Resources Ltd.	189,300	7,713
CGI Group, Inc. Class A (sub. vtg.) (a)	434,300	15,659
Constellation Software, Inc.	29,100	6,445
First Quantum Minerals Ltd.	238,600	4,752
Imperial Oil Ltd.	74,700	3,648
Keyera Corp.	16,800	1,117
Potash Corp. of Saskatchewan, Inc.	214,700	7,761
Suncor Energy, Inc.	265,200	10,230
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Tourmaline Oil Corp. (a)	86,300	$ 4,468
TransForce, Inc.	104,800	2,288
TOTAL CANADA		78,598
Cayman Islands - 1.6%
GCL-Poly Energy Holdings Ltd. (a)	16,510,000	4,940
Ginko International Co. Ltd.	18,000	303
Greatview Aseptic Pack Co. Ltd.	3,658,000	2,232
PW Medtech Group Ltd. (a)	5,181,000	2,419
Qihoo 360 Technology Co. Ltd. ADR (a)	32,400	2,734
Sands China Ltd.	1,533,600	11,196
Springland International Holdings Ltd.	3,559,000	1,400
Tencent Holdings Ltd.	73,100	4,556
Yingde Gases Group Co. Ltd.	1,943,000	1,962
TOTAL CAYMAN ISLANDS		31,742
Denmark - 2.5%
Genmab A/S (a)	132,800	4,934
ISS Holdings A/S (a)	70,900	2,468
Novo Nordisk A/S Series B	850,140	38,587
Vestas Wind Systems A/S (a)	106,100	4,709
TOTAL DENMARK		50,698
Finland - 0.3%
Sampo Oyj (A Shares) (d)	113,300	5,626
France - 6.8%
Air Liquide SA	45,300	6,480
Arkema SA	48,400	5,397
Atos Origin SA	48,497	4,187
AXA SA	444,800	11,586
BNP Paribas SA	250,943	18,838
Bureau Veritas SA	297,600	9,083
Cap Gemini SA	69,000	4,873
Kering SA	35,500	7,851
LVMH Moet Hennessy - Louis Vuitton SA	22,468	4,418
Publicis Groupe SA	140,400	11,960
Rexel SA	181,500	4,583
Sanofi SA	330,975	35,719
Schneider Electric SA	72,200	6,766
Solocal Group SA (a)(d)	1,551,900	3,552
Tarkett SA	78,674	2,805
TOTAL FRANCE		138,098
Common Stocks - continued
	Shares	Value (000s)
Germany - 6.7%
adidas AG	90,600	$ 9,670
BASF AG (d)	149,462	17,300
Bayer AG (d)	255,652	35,468
Brenntag AG	25,200	4,557
Continental AG (d)	34,600	8,105
Drillisch AG	49,200	1,832
Fresenius SE & Co. KGaA	98,100	14,910
Gerry Weber International AG (Bearer)	41,000	2,161
Linde AG	50,347	10,439
OSRAM Licht AG (a)	63,002	3,298
ProSiebenSat.1 Media AG	90,800	3,970
SAP AG	290,897	23,512
SMA Solar Technology AG (d)	28,700	1,200
TOTAL GERMANY		136,422
Greece - 0.1%
Jumbo SA	146,641	2,370
Hong Kong - 1.5%
AIA Group Ltd.	4,322,000	20,961
Galaxy Entertainment Group Ltd.	1,059,000	8,312
Melco International Development Ltd.	247,000	757
TOTAL HONG KONG		30,030
India - 1.8%
Apollo Hospitals Enterprise Ltd.	199,507	2,958
HDFC Bank Ltd.	804,283	10,065
Housing Development Finance Corp. Ltd.	609,718	9,077
ITC Ltd.	1,141,123	6,447
Lupin Ltd.	127,912	2,183
Pidilite Industries Ltd.	524,041	2,767
United Spirits Ltd.	85,674	3,932
TOTAL INDIA		37,429
Indonesia - 0.2%
PT Bank Central Asia Tbk	2,092,500	1,991
PT Bank Rakyat Indonesia Tbk	2,107,000	1,804
TOTAL INDONESIA		3,795
Ireland - 1.7%
Actavis PLC (a)	50,000	10,217
Covidien PLC	2,728	194
DCC PLC (United Kingdom)	71,500	3,661
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Greencore Group PLC	1,069,521	$ 4,715
Perrigo Co. PLC	56,900	8,243
Ryanair Holdings PLC sponsored ADR (a)	147,800	7,904
TOTAL IRELAND		34,934
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	247,100	12,073
Italy - 0.8%
UniCredit SpA	1,153,000	10,302
World Duty Free SpA (a)	446,008	5,974
TOTAL ITALY		16,276
Japan - 15.3%
ACOM Co. Ltd. (a)(d)	730,600	2,487
Ain Pharmaciez, Inc.	77,700	3,416
Aozora Bank Ltd.	1,812,000	5,388
Astellas Pharma, Inc.	1,094,700	12,175
Coca-Cola Central Japan Co. Ltd.	115,000	2,585
Don Quijote Holdings Co. Ltd.	206,600	10,872
Fuji Heavy Industries Ltd.	138,000	3,624
GMO Internet, Inc.	281,500	2,481
Honda Motor Co. Ltd. sponsored ADR (d)	366,306	12,198
Hoya Corp.	613,800	18,095
Japan Exchange Group, Inc.	295,500	5,833
Japan Tobacco, Inc.	686,800	22,545
KDDI Corp.	241,700	12,866
Keyence Corp.	46,800	18,029
Komatsu Ltd.	396,800	8,736
Leopalace21 Corp. (a)	500,100	2,583
Medical System Network Co. Ltd. (d)	752,500	3,217
Mitsubishi Electric Corp.	436,000	4,960
Mitsubishi UFJ Financial Group, Inc.	2,077,500	11,051
Nagaileben Co. Ltd.	117,000	2,252
Nakanishi, Inc.	68,000	2,321
NEC Corp.	2,690,000	7,552
Nippon Telegraph & Telephone Corp.	90,200	5,005
Nitori Holdings Co. Ltd.	73,000	3,345
Olympus Corp. (a)	69,200	2,112
OMRON Corp.	151,700	5,357
ORIX Corp.	2,280,900	32,952
Park24 Co. Ltd.	116,100	2,119
Rakuten, Inc.	1,286,800	16,640
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sanix, Inc. (a)(d)	338,800	$ 4,000
Seven & i Holdings Co., Ltd.	224,200	8,840
SHIMANO, Inc.	53,700	5,358
Shinsei Bank Ltd.	1,985,000	3,864
Ship Healthcare Holdings, Inc.	95,400	3,247
SoftBank Corp.	362,600	26,920
Sumitomo Mitsui Financial Group, Inc.	124,900	4,937
Toshiba Plant Systems & Services Corp.	299,700	4,406
Tsuruha Holdings, Inc.	49,800	5,008
VT Holdings Co. Ltd.	366,900	2,103
TOTAL JAPAN		311,479
Kenya - 0.2%
Safaricom Ltd.	31,403,100	4,728
Korea (South) - 1.0%
Hyundai Motor Co.	14,250	3,172
Naver Corp.	13,379	9,557
Orion Corp.	6,412	4,891
Samsung Electronics Co. Ltd.	1,538	1,999
TOTAL KOREA (SOUTH)		19,619
Luxembourg - 1.2%
Altice S.A. (d)	244,977	13,999
Eurofins Scientific SA	38,800	10,766
TOTAL LUXEMBOURG		24,765
Marshall Islands - 0.1%
Navigator Holdings Ltd. (a)	62,300	1,663
Netherlands - 3.2%
AEGON NV	2,212,100	20,277
AerCap Holdings NV (a)	77,600	3,238
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	169,600	5,420
LyondellBasell Industries NV Class A	88,700	8,205
Royal DSM NV	74,800	5,363
Unilever NV (Certificaten Van Aandelen) (Bearer)	524,200	22,478
TOTAL NETHERLANDS		64,981
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	388,844	2,900
Common Stocks - continued
	Shares	Value (000s)
Norway - 0.5%
BW LPG Ltd. (a)(d)	403,565	$ 5,160
Telenor ASA	247,800	5,815
TOTAL NORWAY		10,975
Singapore - 0.6%
Ezion Holdings Ltd.	1,233,000	2,233
Global Logistic Properties Ltd.	2,237,000	5,085
United Overseas Bank Ltd.	329,000	5,710
TOTAL SINGAPORE		13,028
South Africa - 1.0%
Nampak Ltd.	1,307,800	4,873
Naspers Ltd. Class N	167,500	15,794
TOTAL SOUTH AFRICA		20,667
Spain - 2.2%
Amadeus IT Holding SA Class A	217,500	9,039
Atresmedia Corporacion de Medios de Comunicacion SA	109,182	1,565
Criteria CaixaCorp SA	1,038,562	6,325
Grifols SA ADR	160,519	6,588
Inditex SA	140,065	21,016
TOTAL SPAIN		44,533
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	100,600	5,325
Nordea Bank AB	881,000	12,730
Svenska Cellulosa AB (SCA) (B Shares)	599,600	16,792
Svenska Handelsbanken AB (A Shares)	212,000	10,639
TOTAL SWEDEN		45,486
Switzerland - 5.4%
Actelion Ltd.	47,876	4,703
Compagnie Financiere Richemont SA Series A	113,494	11,516
Nestle SA	372,149	28,761
Roche Holding AG (participation certificate)	49,497	14,520
Syngenta AG (Switzerland)	55,402	21,939
UBS AG	1,389,224	29,054
TOTAL SWITZERLAND		110,493
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	894,700	17,983
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	399,200	2,424
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 17.4%
Alabama Noor Hospitals Group PLC	209,300	$ 3,527
Associated British Foods PLC	163,300	8,192
Barclays PLC	1,011,180	4,318
BG Group PLC	1,008,869	20,406
British American Tobacco PLC sponsored ADR	161,400	18,564
BT Group PLC	1,807,400	11,283
Bunzl PLC	104,200	2,957
Compass Group PLC	430,100	6,841
Diploma PLC	350,900	3,901
Direct Line Insurance Group PLC	603,300	2,550
Dunelm Group PLC	394,400	6,236
easyJet PLC	192,200	5,312
Exova Group Ltd. PLC (a)	644,700	2,397
Filtrona PLC	706,200	9,539
GlaxoSmithKline PLC	380,100	10,502
Hikma Pharmaceuticals PLC	238,987	6,262
HSBC Holdings PLC sponsored ADR	433,497	22,247
IMI PLC	189,700	4,804
InterContinental Hotel Group PLC	103,180	3,526
ITV PLC	1,404,900	4,317
Jazztel PLC (a)	218,400	3,351
Johnson Matthey PLC	111,500	6,162
Kingfisher PLC	1,982,200	13,993
Liberty Global PLC:
Class A (a)	48,700	1,939
Class C	48,700	1,872
Lloyds Banking Group PLC (a)	15,282,100	19,488
Meggitt PLC	504,800	4,063
Next PLC	199,300	21,940
Poundland Group PLC (a)	338,134	1,984
Prudential PLC	1,066,210	24,511
Reckitt Benckiser Group PLC	177,313	14,295
Reed Elsevier PLC	280,300	4,127
Rolls-Royce Group PLC	726,000	12,871
SABMiller PLC	99,100	5,389
Spectris PLC	121,000	4,546
St. James's Place Capital PLC	897,100	11,663
Standard Chartered PLC (United Kingdom)	620,366	13,423
Travis Perkins PLC	220,300	6,342
Vodafone Group PLC sponsored ADR	407,981	15,487
Whitbread PLC	116,872	8,051
TOTAL UNITED KINGDOM		353,178
Common Stocks - continued
	Shares	Value (000s)
United States of America - 6.9%
AbbVie, Inc.	200,800	$ 10,458
Accuray, Inc. (a)(d)	537,600	4,516
Alexion Pharmaceuticals, Inc. (a)	47,600	7,530
Amgen, Inc.	41,600	4,649
Boston Scientific Corp. (a)	228,000	2,875
Celldex Therapeutics, Inc. (a)	41,800	627
Citigroup, Inc.	63,000	3,018
Fidelity National Information Services, Inc.	75,200	4,018
FMC Corp.	26,500	2,041
Gilead Sciences, Inc. (a)	136,500	10,714
Google, Inc.:
Class A (a)	8,395	4,490
Class C (a)	8,395	4,421
Las Vegas Sands Corp.	133,000	10,524
MasterCard, Inc. Class A	144,800	10,650
McGraw Hill Financial, Inc.	159,200	11,770
Mondelez International, Inc.	116,400	4,150
Monsanto Co.	44,600	4,937
Noble Energy, Inc.	151,200	10,853
PriceSmart, Inc.	19,800	1,902
ResMed, Inc.	77,700	3,873
The Blackstone Group LP	146,100	4,314
Verizon Communications, Inc.	175,495	8,201
Visa, Inc. Class A	49,600	10,049
TOTAL UNITED STATES OF AMERICA		140,580
TOTAL COMMON STOCKS (Cost $1,513,178)		1,951,620
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
NJOY, Inc.:
Series C (g)	60,264	1,020
Series D (g)	18,951	321
TOTAL UNITED STATES OF AMERICA		1,341
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	131,700	$ 14,666
Volkswagen AG	77,600	20,896
TOTAL GERMANY		35,562
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	97,284,000	164
TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,726
TOTAL PREFERRED STOCKS (Cost $22,933)		37,067
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 5/8/14 to 5/29/14 (Cost $755)	$ 755	755
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $2,488)	1,620	2,504
Money Market Funds - 8.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	41,344,765	$ 41,345
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	125,083,313	125,083
TOTAL MONEY MARKET FUNDS (Cost $166,428)		166,428
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,705,782)		2,158,374
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(123,894)
NET ASSETS - 100%		$ 2,034,480
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,504,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,341,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	322
Total	$ 337
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,135	$ 305,618	$ 14,176	$ 1,341
Consumer Staples	244,625	164,063	80,562	-
Energy	70,086	70,086	-	-
Financials	428,504	304,803	123,701	-
Health Care	327,194	216,349	110,845	-
Industrials	159,682	150,946	8,736	-
Information Technology	196,372	172,860	23,512	-
Materials	142,538	120,599	21,939	-
Telecommunication Services	98,551	82,263	16,288	-
Government Obligations	755	-	755	-
Preferred Securities	2,504	-	2,504	-
Money Market Funds	166,428	166,428	-	-
Total Investments in Securities:	$ 2,158,374	$ 1,754,015	$ 403,018	$ 1,341

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 24,921
Level 2 to Level 1	$ 245,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $118,495) - See accompanying schedule: Unaffiliated issuers (cost $1,539,354)	$ 1,991,946
Fidelity Central Funds (cost $166,428)	166,428
Total Investments (cost $1,705,782)		$ 2,158,374
Foreign currency held at value (cost $21)		31
Receivable for investments sold		3,513
Receivable for fund shares sold		1,194
Dividends receivable		8,881
Distributions receivable from Fidelity Central Funds		132
Prepaid expenses		1
Other receivables		91
Total assets		2,172,217

Liabilities
Payable for investments purchased	$ 3,228
Payable for fund shares redeemed	4,774
Accrued management fee	1,180
Distribution and service plan fees payable	525
Other affiliated payables	459
Other payables and accrued expenses	2,488
Collateral on securities loaned, at value	125,083
Total liabilities		137,737

Net Assets		$ 2,034,480
Net Assets consist of:
Paid in capital		$ 4,304,998
Undistributed net investment income		15,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,736,228)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		450,256
Net Assets		$ 2,034,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($756,997.1 ÷ 37,992.28 shares)	$ 19.93

Maximum offering price per share (100/94.25 of $19.93)	$ 21.15
Class T: Net Asset Value and redemption price per share ($311,139.3 ÷ 15,738.21 shares)	$ 19.77

Maximum offering price per share (100/96.50 of $19.77)	$ 20.49
Class B: Net Asset Value and offering price per share ($26,719.9 ÷ 1,393.17 shares)A	$ 19.18

Class C: Net Asset Value and offering price per share ($260,844.2 ÷ 13,659.84 shares)A	$ 19.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($678,667.7 ÷ 33,506.31 shares)	$ 20.25

Class Z: Net Asset Value, offering price and redemption price per share ($111.6 ÷ 5.51 shares)	$ 20.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 20,138
Special dividends		9,777
Income from Fidelity Central Funds		337
Income before foreign taxes withheld		30,252
Less foreign taxes withheld		(1,369)
Total income		28,883

Expenses
Management fee	$ 7,076
Transfer agent fees	2,331
Distribution and service plan fees	3,205
Accounting and security lending fees	448
Custodian fees and expenses	131
Independent trustees' compensation	4
Registration fees	98
Audit	44
Legal	5
Miscellaneous	10
Total expenses before reductions	13,352
Expense reductions	(19)	13,333
Net investment income (loss)		15,550
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,559
Foreign currency transactions	(48)
Futures contracts	550
Total net realized gain (loss)		107,061
Change in net unrealized appreciation (depreciation) on: Investment securities	(39,527)
Assets and liabilities in foreign currencies	67
Futures contracts	(491)
Total change in net unrealized appreciation (depreciation)		(39,951)
Net gain (loss)		67,110
Net increase (decrease) in net assets resulting from operations		$ 82,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,550	$ 19,442
Net realized gain (loss)	107,061	196,674
Change in net unrealized appreciation (depreciation)	(39,951)	237,976
Net increase (decrease) in net assets resulting from operations	82,660	454,092
Distributions to shareholders from net investment income	(17,375)	(23,595)
Distributions to shareholders from net realized gain	(17,564)	(7,342)
Total distributions	(34,939)	(30,937)
Share transactions - net increase (decrease)	(23,061)	(330,363)
Redemption fees	13	17
Total increase (decrease) in net assets	24,673	92,809

Net Assets
Beginning of period	2,009,807	1,916,998
End of period (including undistributed net investment income of $15,454 and undistributed net investment income of $17,279, respectively)	$ 2,034,480	$ 2,009,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.16 K	.19	.18	.22 H	.14	.17
Net realized and unrealized gain (loss)	.65	3.92	1.03	(1.01)	1.44	1.96
Total from investment operations	.81	4.11	1.21	(.79)	1.58	2.13
Distributions from net investment income	(.18)	(.21)	(.19)	(.20)	(.19)	(.45)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.35)	(.27)	(.19)	(.23)	(.20)	(.45)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.93	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25
Total Return B, C, D	4.22%	26.69%	8.47%	(5.15)%	11.17%	18.16%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.31%	1.32%	1.31%	1.32%	1.34%
Expenses net of fee waivers, if any	1.27% A	1.30%	1.32%	1.31%	1.32%	1.34%
Expenses net of all reductions	1.27% A	1.28%	1.31%	1.29%	1.30%	1.31%
Net investment income (loss)	1.59% A,K	1.08%	1.20%	1.38% H	.95%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 757	$ 756	$ 762	$ 916	$ 1,302	$ 1,662
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .62%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11	$ 12.42
Income from Investment Operations
Net investment income (loss) E	.13 L	.14	.14	.18 H	.10	.14
Net realized and unrealized gain (loss)	.65	3.89	1.03	(.99)	1.43	1.94
Total from investment operations	.78	4.03	1.17	(.81)	1.53	2.08
Distributions from net investment income	(.14)	(.16)	(.14)	(.16)	(.16)	(.39)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.31)	(.22)	(.14)	(.20) K	(.17)	(.39)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.77	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11
Total Return B, C, D	4.09%	26.37%	8.17%	(5.35)%	10.88%	17.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.55%	1.58%	1.55%	1.55%	1.58%
Expenses net of fee waivers, if any	1.52% A	1.55%	1.58%	1.55%	1.55%	1.58%
Expenses net of all reductions	1.52% A	1.53%	1.57%	1.53%	1.53%	1.55%
Net investment income (loss)	1.34% A,L	.83%	.94%	1.14% H	.71%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 311	$ 319	$ 304	$ 404	$ 621	$ 832
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

L Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .37%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61	$ 11.95
Income from Investment Operations
Net investment income (loss) E	.07 K	.05	.06	.09 H	.02	.08
Net realized and unrealized gain (loss)	.63	3.77	1.00	(.96)	1.38	1.88
Total from investment operations	.70	3.82	1.06	(.87)	1.40	1.96
Distributions from net investment income	-	(.06)	(.02)	(.10)	(.09)	(.30)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.17)	(.12)	(.02)	(.13)	(.10)	(.30)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.18	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61
Total Return B, C, D	3.78%	25.72%	7.64%	(5.89)%	10.34%	17.25%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.08%	2.08%	2.09%	2.10%
Expenses net of fee waivers, if any	2.08% A	2.08%	2.08%	2.08%	2.09%	2.10%
Expenses net of all reductions	2.08% A	2.06%	2.07%	2.06%	2.07%	2.07%
Net investment income (loss)	.78% A,K	.30%	.44%	.61% H	.18%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 36	$ 59	$ 94	$ 157	$ 191
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65	$ 11.98
Income from Investment Operations
Net investment income (loss) E	.08 K	.06	.06	.10 H	.03	.08
Net realized and unrealized gain (loss)	.63	3.75	1.01	(.96)	1.38	1.89
Total from investment operations	.71	3.81	1.07	(.86)	1.41	1.97
Distributions from net investment income	(.07)	(.09)	(.05)	(.11)	(.10)	(.30)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.24)	(.15)	(.05)	(.14)	(.11)	(.30)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.10	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65
Total Return B, C, D	3.86%	25.71%	7.71%	(5.83)%	10.32%	17.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	2.04%	2.06%	2.05%	2.06%	2.09%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.06%	2.05%	2.06%	2.09%
Expenses net of all reductions	2.01% A	2.01%	2.05%	2.03%	2.04%	2.06%
Net investment income (loss)	.85% A,K	.35%	.46%	.64% H	.21%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 261	$ 264	$ 246	$ 302	$ 419	$ 502
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48	$ 12.81
Income from Investment Operations
Net investment income (loss) D	.19 J	.24	.23	.28 G	.19	.21
Net realized and unrealized gain (loss)	.66	3.98	1.05	(1.03)	1.47	1.98
Total from investment operations	.85	4.22	1.28	(.75)	1.66	2.19
Distributions from net investment income	(.23)	(.26)	(.25)	(.25)	(.23)	(.52)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.40)	(.32)	(.25)	(.28)	(.24)	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.25	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48
Total Return B, C	4.36%	27.03%	8.83%	(4.85)%	11.55%	18.45%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.99%	1.00%	.99%	.99%	1.07%
Expenses net of fee waivers, if any	.97% A	.99%	1.00%	.99%	.99%	1.07%
Expenses net of all reductions	.97% A	.97%	.99%	.97%	.97%	1.04%
Net investment income (loss)	1.89% A,J	1.39%	1.52%	1.70% G	1.28%	1.70%
Supplemental Data
Net assets, end of period (in millions)	$ 679	$ 636	$ 546	$ 723	$ 1,316	$ 1,540
Portfolio turnover rate F	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .92%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.81	$ 18.54
Income from Investment Operations
Net investment income (loss) D	.20 J	.03
Net realized and unrealized gain (loss)	.67	1.24
Total from investment operations	.87	1.27
Distributions from net investment income	(.26)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.43)	-
Redemption fees added to paid in capital D	- I	-
Net asset value, end of period	$ 20.25	$ 19.81
Total Return B, C	4.46%	6.85%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.83% A
Expenses net of fee waivers, if any	.82% A	.83% A
Expenses net of all reductions	.82% A	.80% A
Net investment income (loss)	2.04% A,J	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 107
Portfolio turnover rate F	42% A	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 474,641
Gross unrealized depreciation	(48,672)
Net unrealized appreciation (depreciation) on securities and other investments	$ 425,969

Tax cost	$ 1,732,405

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,815,359)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $550 and a change in net unrealized appreciation (depreciation) of $(491) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,751 and $482,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 947	$ 14
Class T	.25%	.25%	788	7
Class B	.75%	.25%	158	119
Class C	.75%	.25%	1,312	62
			$ 3,205	$ 202

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	14
Class B*	10
Class C*	2
$ 77

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 932.25
Class T	387.25
Class B	48.30
Class C	309.24
Institutional Class	655.20
Class Z	-**	.05
	$ 2,331

* Annualized

** Amount represents twenty-five dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $429. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $322, including three hundred eighty-six dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 6,853	$ 9,993
Class T	2,251	3,119
Class B	-	218
Class C	979	1,491
Institutional Class	7,291	8,774
Class Z	1	-
Total	$ 17,375	$ 23,595

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 6,584	$ 2,917
Class T	2,789	1,167
Class B	307	229
Class C	2,390	978
Institutional Class	5,493	2,051
Class Z	1	-
Total	$ 17,564	$ 7,342

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class A
Shares sold	2,537	5,624	$ 49,772	$ 97,285
Reinvestment of distributions	646	758	12,430	12,002
Shares redeemed	(4,002)	(16,315)	(78,571)	(276,915)
Net increase (decrease)	(819)	(9,933)	$ (16,369)	$ (167,628)
Class T
Shares sold	650	1,308	$ 12,666	$ 22,307
Reinvestment of distributions	249	255	4,764	4,007
Shares redeemed	(1,687)	(4,655)	(32,696)	(78,662)
Net increase (decrease)	(788)	(3,092)	$ (15,266)	$ (52,348)
Class B
Shares sold	22	17	$ 417	$ 283
Reinvestment of distributions	15	26	278	396
Shares redeemed	(554)	(2,107)	(10,484)	(34,470)
Net increase (decrease)	(517)	(2,064)	$ (9,789)	$ (33,791)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class C
Shares sold	512	787	$ 9,646	$ 13,034
Reinvestment of distributions	149	129	2,754	1,968
Shares redeemed	(1,156)	(3,176)	(21,722)	(51,899)
Net increase (decrease)	(495)	(2,260)	$ (9,322)	$ (36,897)
Institutional Class
Shares sold	3,280	4,395	$ 65,481	$ 77,113
Reinvestment of distributions	582	586	11,367	9,415
Shares redeemed	(2,460)	(7,233)	(49,165)	(126,327)
Net increase (decrease)	1,402	(2,252)	$ 27,683	$ (39,799)
Class Z
Shares sold	-	5	$ -	$ 100
Reinvestment of distributions	-	-	2	-
Net increase (decrease)	-	5	$ 2	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to April 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIFI-USAN-0614
1.784872.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.27%
Actual		$ 1,000.00	$ 1,042.20	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.36
Class T	1.52%
Actual		$ 1,000.00	$ 1,040.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class B	2.08%
Actual		$ 1,000.00	$ 1,037.80	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.01%
Actual		$ 1,000.00	$ 1,038.60	$ 10.16
HypotheticalA		$ 1,000.00	$ 1,014.83	$ 10.04
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,043.60	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Class Z	.82%
Actual		$ 1,000.00	$ 1,044.60	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.5
Sanofi SA (France, Pharmaceuticals)	1.8	2.5
Bayer AG (Germany, Pharmaceuticals)	1.7	1.7
ORIX Corp. (Japan, Diversified Financial Services)	1.6	2.1
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.4	1.5
	8.4
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	23.0
Health Care	16.1	14.4
Consumer Discretionary	15.8	18.3
Consumer Staples	11.9	11.9
Information Technology	9.8	8.9
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.4	17.4
Japan	15.3	17.7
Germany	8.4	9.1
United States of America	7.1	7.3
France	6.8	8.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 97.7%	Stocks and Equity Futures 99.5%
Investment Companies 0.0%	Investment Companies 0.3%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
Australia - 3.3%
ALS Ltd.	361,681	$ 2,520
Ansell Ltd.	258,534	4,345
Australia & New Zealand Banking Group Ltd.	629,890	20,171
BHP Billiton Ltd. sponsored ADR (d)	289,036	20,389
CSL Ltd.	167,531	10,650
Telstra Corp. Ltd.	631,653	3,063
Westfield Group unit	645,269	6,564
TOTAL AUSTRALIA		67,702
Austria - 0.2%
Andritz AG	52,900	3,283
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	2,040,824	10,279
Bailiwick of Jersey - 2.0%
Experian PLC	756,300	14,506
Shire PLC	163,200	9,334
Wolseley PLC	107,958	6,236
WPP PLC	493,924	10,650
TOTAL BAILIWICK OF JERSEY		40,726
Belgium - 2.9%
Anheuser-Busch InBev SA NV (d)	269,031	29,323
Arseus NV	54,000	3,064
KBC Groupe SA	370,977	22,599
UCB SA	54,600	4,476
TOTAL BELGIUM		59,462
Bermuda - 0.1%
Golar LNG Ltd. (NASDAQ)	58,700	2,595
Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	515,100	14,517
Canadian Natural Resources Ltd.	189,300	7,713
CGI Group, Inc. Class A (sub. vtg.) (a)	434,300	15,659
Constellation Software, Inc.	29,100	6,445
First Quantum Minerals Ltd.	238,600	4,752
Imperial Oil Ltd.	74,700	3,648
Keyera Corp.	16,800	1,117
Potash Corp. of Saskatchewan, Inc.	214,700	7,761
Suncor Energy, Inc.	265,200	10,230
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Tourmaline Oil Corp. (a)	86,300	$ 4,468
TransForce, Inc.	104,800	2,288
TOTAL CANADA		78,598
Cayman Islands - 1.6%
GCL-Poly Energy Holdings Ltd. (a)	16,510,000	4,940
Ginko International Co. Ltd.	18,000	303
Greatview Aseptic Pack Co. Ltd.	3,658,000	2,232
PW Medtech Group Ltd. (a)	5,181,000	2,419
Qihoo 360 Technology Co. Ltd. ADR (a)	32,400	2,734
Sands China Ltd.	1,533,600	11,196
Springland International Holdings Ltd.	3,559,000	1,400
Tencent Holdings Ltd.	73,100	4,556
Yingde Gases Group Co. Ltd.	1,943,000	1,962
TOTAL CAYMAN ISLANDS		31,742
Denmark - 2.5%
Genmab A/S (a)	132,800	4,934
ISS Holdings A/S (a)	70,900	2,468
Novo Nordisk A/S Series B	850,140	38,587
Vestas Wind Systems A/S (a)	106,100	4,709
TOTAL DENMARK		50,698
Finland - 0.3%
Sampo Oyj (A Shares) (d)	113,300	5,626
France - 6.8%
Air Liquide SA	45,300	6,480
Arkema SA	48,400	5,397
Atos Origin SA	48,497	4,187
AXA SA	444,800	11,586
BNP Paribas SA	250,943	18,838
Bureau Veritas SA	297,600	9,083
Cap Gemini SA	69,000	4,873
Kering SA	35,500	7,851
LVMH Moet Hennessy - Louis Vuitton SA	22,468	4,418
Publicis Groupe SA	140,400	11,960
Rexel SA	181,500	4,583
Sanofi SA	330,975	35,719
Schneider Electric SA	72,200	6,766
Solocal Group SA (a)(d)	1,551,900	3,552
Tarkett SA	78,674	2,805
TOTAL FRANCE		138,098
Common Stocks - continued
	Shares	Value (000s)
Germany - 6.7%
adidas AG	90,600	$ 9,670
BASF AG (d)	149,462	17,300
Bayer AG (d)	255,652	35,468
Brenntag AG	25,200	4,557
Continental AG (d)	34,600	8,105
Drillisch AG	49,200	1,832
Fresenius SE & Co. KGaA	98,100	14,910
Gerry Weber International AG (Bearer)	41,000	2,161
Linde AG	50,347	10,439
OSRAM Licht AG (a)	63,002	3,298
ProSiebenSat.1 Media AG	90,800	3,970
SAP AG	290,897	23,512
SMA Solar Technology AG (d)	28,700	1,200
TOTAL GERMANY		136,422
Greece - 0.1%
Jumbo SA	146,641	2,370
Hong Kong - 1.5%
AIA Group Ltd.	4,322,000	20,961
Galaxy Entertainment Group Ltd.	1,059,000	8,312
Melco International Development Ltd.	247,000	757
TOTAL HONG KONG		30,030
India - 1.8%
Apollo Hospitals Enterprise Ltd.	199,507	2,958
HDFC Bank Ltd.	804,283	10,065
Housing Development Finance Corp. Ltd.	609,718	9,077
ITC Ltd.	1,141,123	6,447
Lupin Ltd.	127,912	2,183
Pidilite Industries Ltd.	524,041	2,767
United Spirits Ltd.	85,674	3,932
TOTAL INDIA		37,429
Indonesia - 0.2%
PT Bank Central Asia Tbk	2,092,500	1,991
PT Bank Rakyat Indonesia Tbk	2,107,000	1,804
TOTAL INDONESIA		3,795
Ireland - 1.7%
Actavis PLC (a)	50,000	10,217
Covidien PLC	2,728	194
DCC PLC (United Kingdom)	71,500	3,661
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Greencore Group PLC	1,069,521	$ 4,715
Perrigo Co. PLC	56,900	8,243
Ryanair Holdings PLC sponsored ADR (a)	147,800	7,904
TOTAL IRELAND		34,934
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	247,100	12,073
Italy - 0.8%
UniCredit SpA	1,153,000	10,302
World Duty Free SpA (a)	446,008	5,974
TOTAL ITALY		16,276
Japan - 15.3%
ACOM Co. Ltd. (a)(d)	730,600	2,487
Ain Pharmaciez, Inc.	77,700	3,416
Aozora Bank Ltd.	1,812,000	5,388
Astellas Pharma, Inc.	1,094,700	12,175
Coca-Cola Central Japan Co. Ltd.	115,000	2,585
Don Quijote Holdings Co. Ltd.	206,600	10,872
Fuji Heavy Industries Ltd.	138,000	3,624
GMO Internet, Inc.	281,500	2,481
Honda Motor Co. Ltd. sponsored ADR (d)	366,306	12,198
Hoya Corp.	613,800	18,095
Japan Exchange Group, Inc.	295,500	5,833
Japan Tobacco, Inc.	686,800	22,545
KDDI Corp.	241,700	12,866
Keyence Corp.	46,800	18,029
Komatsu Ltd.	396,800	8,736
Leopalace21 Corp. (a)	500,100	2,583
Medical System Network Co. Ltd. (d)	752,500	3,217
Mitsubishi Electric Corp.	436,000	4,960
Mitsubishi UFJ Financial Group, Inc.	2,077,500	11,051
Nagaileben Co. Ltd.	117,000	2,252
Nakanishi, Inc.	68,000	2,321
NEC Corp.	2,690,000	7,552
Nippon Telegraph & Telephone Corp.	90,200	5,005
Nitori Holdings Co. Ltd.	73,000	3,345
Olympus Corp. (a)	69,200	2,112
OMRON Corp.	151,700	5,357
ORIX Corp.	2,280,900	32,952
Park24 Co. Ltd.	116,100	2,119
Rakuten, Inc.	1,286,800	16,640
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sanix, Inc. (a)(d)	338,800	$ 4,000
Seven & i Holdings Co., Ltd.	224,200	8,840
SHIMANO, Inc.	53,700	5,358
Shinsei Bank Ltd.	1,985,000	3,864
Ship Healthcare Holdings, Inc.	95,400	3,247
SoftBank Corp.	362,600	26,920
Sumitomo Mitsui Financial Group, Inc.	124,900	4,937
Toshiba Plant Systems & Services Corp.	299,700	4,406
Tsuruha Holdings, Inc.	49,800	5,008
VT Holdings Co. Ltd.	366,900	2,103
TOTAL JAPAN		311,479
Kenya - 0.2%
Safaricom Ltd.	31,403,100	4,728
Korea (South) - 1.0%
Hyundai Motor Co.	14,250	3,172
Naver Corp.	13,379	9,557
Orion Corp.	6,412	4,891
Samsung Electronics Co. Ltd.	1,538	1,999
TOTAL KOREA (SOUTH)		19,619
Luxembourg - 1.2%
Altice S.A. (d)	244,977	13,999
Eurofins Scientific SA	38,800	10,766
TOTAL LUXEMBOURG		24,765
Marshall Islands - 0.1%
Navigator Holdings Ltd. (a)	62,300	1,663
Netherlands - 3.2%
AEGON NV	2,212,100	20,277
AerCap Holdings NV (a)	77,600	3,238
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	169,600	5,420
LyondellBasell Industries NV Class A	88,700	8,205
Royal DSM NV	74,800	5,363
Unilever NV (Certificaten Van Aandelen) (Bearer)	524,200	22,478
TOTAL NETHERLANDS		64,981
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	388,844	2,900
Common Stocks - continued
	Shares	Value (000s)
Norway - 0.5%
BW LPG Ltd. (a)(d)	403,565	$ 5,160
Telenor ASA	247,800	5,815
TOTAL NORWAY		10,975
Singapore - 0.6%
Ezion Holdings Ltd.	1,233,000	2,233
Global Logistic Properties Ltd.	2,237,000	5,085
United Overseas Bank Ltd.	329,000	5,710
TOTAL SINGAPORE		13,028
South Africa - 1.0%
Nampak Ltd.	1,307,800	4,873
Naspers Ltd. Class N	167,500	15,794
TOTAL SOUTH AFRICA		20,667
Spain - 2.2%
Amadeus IT Holding SA Class A	217,500	9,039
Atresmedia Corporacion de Medios de Comunicacion SA	109,182	1,565
Criteria CaixaCorp SA	1,038,562	6,325
Grifols SA ADR	160,519	6,588
Inditex SA	140,065	21,016
TOTAL SPAIN		44,533
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	100,600	5,325
Nordea Bank AB	881,000	12,730
Svenska Cellulosa AB (SCA) (B Shares)	599,600	16,792
Svenska Handelsbanken AB (A Shares)	212,000	10,639
TOTAL SWEDEN		45,486
Switzerland - 5.4%
Actelion Ltd.	47,876	4,703
Compagnie Financiere Richemont SA Series A	113,494	11,516
Nestle SA	372,149	28,761
Roche Holding AG (participation certificate)	49,497	14,520
Syngenta AG (Switzerland)	55,402	21,939
UBS AG	1,389,224	29,054
TOTAL SWITZERLAND		110,493
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	894,700	17,983
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	399,200	2,424
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 17.4%
Alabama Noor Hospitals Group PLC	209,300	$ 3,527
Associated British Foods PLC	163,300	8,192
Barclays PLC	1,011,180	4,318
BG Group PLC	1,008,869	20,406
British American Tobacco PLC sponsored ADR	161,400	18,564
BT Group PLC	1,807,400	11,283
Bunzl PLC	104,200	2,957
Compass Group PLC	430,100	6,841
Diploma PLC	350,900	3,901
Direct Line Insurance Group PLC	603,300	2,550
Dunelm Group PLC	394,400	6,236
easyJet PLC	192,200	5,312
Exova Group Ltd. PLC (a)	644,700	2,397
Filtrona PLC	706,200	9,539
GlaxoSmithKline PLC	380,100	10,502
Hikma Pharmaceuticals PLC	238,987	6,262
HSBC Holdings PLC sponsored ADR	433,497	22,247
IMI PLC	189,700	4,804
InterContinental Hotel Group PLC	103,180	3,526
ITV PLC	1,404,900	4,317
Jazztel PLC (a)	218,400	3,351
Johnson Matthey PLC	111,500	6,162
Kingfisher PLC	1,982,200	13,993
Liberty Global PLC:
Class A (a)	48,700	1,939
Class C	48,700	1,872
Lloyds Banking Group PLC (a)	15,282,100	19,488
Meggitt PLC	504,800	4,063
Next PLC	199,300	21,940
Poundland Group PLC (a)	338,134	1,984
Prudential PLC	1,066,210	24,511
Reckitt Benckiser Group PLC	177,313	14,295
Reed Elsevier PLC	280,300	4,127
Rolls-Royce Group PLC	726,000	12,871
SABMiller PLC	99,100	5,389
Spectris PLC	121,000	4,546
St. James's Place Capital PLC	897,100	11,663
Standard Chartered PLC (United Kingdom)	620,366	13,423
Travis Perkins PLC	220,300	6,342
Vodafone Group PLC sponsored ADR	407,981	15,487
Whitbread PLC	116,872	8,051
TOTAL UNITED KINGDOM		353,178
Common Stocks - continued
	Shares	Value (000s)
United States of America - 6.9%
AbbVie, Inc.	200,800	$ 10,458
Accuray, Inc. (a)(d)	537,600	4,516
Alexion Pharmaceuticals, Inc. (a)	47,600	7,530
Amgen, Inc.	41,600	4,649
Boston Scientific Corp. (a)	228,000	2,875
Celldex Therapeutics, Inc. (a)	41,800	627
Citigroup, Inc.	63,000	3,018
Fidelity National Information Services, Inc.	75,200	4,018
FMC Corp.	26,500	2,041
Gilead Sciences, Inc. (a)	136,500	10,714
Google, Inc.:
Class A (a)	8,395	4,490
Class C (a)	8,395	4,421
Las Vegas Sands Corp.	133,000	10,524
MasterCard, Inc. Class A	144,800	10,650
McGraw Hill Financial, Inc.	159,200	11,770
Mondelez International, Inc.	116,400	4,150
Monsanto Co.	44,600	4,937
Noble Energy, Inc.	151,200	10,853
PriceSmart, Inc.	19,800	1,902
ResMed, Inc.	77,700	3,873
The Blackstone Group LP	146,100	4,314
Verizon Communications, Inc.	175,495	8,201
Visa, Inc. Class A	49,600	10,049
TOTAL UNITED STATES OF AMERICA		140,580
TOTAL COMMON STOCKS (Cost $1,513,178)		1,951,620
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
NJOY, Inc.:
Series C (g)	60,264	1,020
Series D (g)	18,951	321
TOTAL UNITED STATES OF AMERICA		1,341
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	131,700	$ 14,666
Volkswagen AG	77,600	20,896
TOTAL GERMANY		35,562
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	97,284,000	164
TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,726
TOTAL PREFERRED STOCKS (Cost $22,933)		37,067
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 5/8/14 to 5/29/14 (Cost $755)	$ 755	755
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $2,488)	1,620	2,504
Money Market Funds - 8.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	41,344,765	$ 41,345
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	125,083,313	125,083
TOTAL MONEY MARKET FUNDS (Cost $166,428)		166,428
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,705,782)		2,158,374
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(123,894)
NET ASSETS - 100%		$ 2,034,480
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,504,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,341,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	322
Total	$ 337
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,135	$ 305,618	$ 14,176	$ 1,341
Consumer Staples	244,625	164,063	80,562	-
Energy	70,086	70,086	-	-
Financials	428,504	304,803	123,701	-
Health Care	327,194	216,349	110,845	-
Industrials	159,682	150,946	8,736	-
Information Technology	196,372	172,860	23,512	-
Materials	142,538	120,599	21,939	-
Telecommunication Services	98,551	82,263	16,288	-
Government Obligations	755	-	755	-
Preferred Securities	2,504	-	2,504	-
Money Market Funds	166,428	166,428	-	-
Total Investments in Securities:	$ 2,158,374	$ 1,754,015	$ 403,018	$ 1,341

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 24,921
Level 2 to Level 1	$ 245,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $118,495) - See accompanying schedule: Unaffiliated issuers (cost $1,539,354)	$ 1,991,946
Fidelity Central Funds (cost $166,428)	166,428
Total Investments (cost $1,705,782)		$ 2,158,374
Foreign currency held at value (cost $21)		31
Receivable for investments sold		3,513
Receivable for fund shares sold		1,194
Dividends receivable		8,881
Distributions receivable from Fidelity Central Funds		132
Prepaid expenses		1
Other receivables		91
Total assets		2,172,217

Liabilities
Payable for investments purchased	$ 3,228
Payable for fund shares redeemed	4,774
Accrued management fee	1,180
Distribution and service plan fees payable	525
Other affiliated payables	459
Other payables and accrued expenses	2,488
Collateral on securities loaned, at value	125,083
Total liabilities		137,737

Net Assets		$ 2,034,480
Net Assets consist of:
Paid in capital		$ 4,304,998
Undistributed net investment income		15,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,736,228)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		450,256
Net Assets		$ 2,034,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($756,997.1 ÷ 37,992.28 shares)	$ 19.93

Maximum offering price per share (100/94.25 of $19.93)	$ 21.15
Class T: Net Asset Value and redemption price per share ($311,139.3 ÷ 15,738.21 shares)	$ 19.77

Maximum offering price per share (100/96.50 of $19.77)	$ 20.49
Class B: Net Asset Value and offering price per share ($26,719.9 ÷ 1,393.17 shares)A	$ 19.18

Class C: Net Asset Value and offering price per share ($260,844.2 ÷ 13,659.84 shares)A	$ 19.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($678,667.7 ÷ 33,506.31 shares)	$ 20.25

Class Z: Net Asset Value, offering price and redemption price per share ($111.6 ÷ 5.51 shares)	$ 20.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 20,138
Special dividends		9,777
Income from Fidelity Central Funds		337
Income before foreign taxes withheld		30,252
Less foreign taxes withheld		(1,369)
Total income		28,883

Expenses
Management fee	$ 7,076
Transfer agent fees	2,331
Distribution and service plan fees	3,205
Accounting and security lending fees	448
Custodian fees and expenses	131
Independent trustees' compensation	4
Registration fees	98
Audit	44
Legal	5
Miscellaneous	10
Total expenses before reductions	13,352
Expense reductions	(19)	13,333
Net investment income (loss)		15,550
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,559
Foreign currency transactions	(48)
Futures contracts	550
Total net realized gain (loss)		107,061
Change in net unrealized appreciation (depreciation) on: Investment securities	(39,527)
Assets and liabilities in foreign currencies	67
Futures contracts	(491)
Total change in net unrealized appreciation (depreciation)		(39,951)
Net gain (loss)		67,110
Net increase (decrease) in net assets resulting from operations		$ 82,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,550	$ 19,442
Net realized gain (loss)	107,061	196,674
Change in net unrealized appreciation (depreciation)	(39,951)	237,976
Net increase (decrease) in net assets resulting from operations	82,660	454,092
Distributions to shareholders from net investment income	(17,375)	(23,595)
Distributions to shareholders from net realized gain	(17,564)	(7,342)
Total distributions	(34,939)	(30,937)
Share transactions - net increase (decrease)	(23,061)	(330,363)
Redemption fees	13	17
Total increase (decrease) in net assets	24,673	92,809

Net Assets
Beginning of period	2,009,807	1,916,998
End of period (including undistributed net investment income of $15,454 and undistributed net investment income of $17,279, respectively)	$ 2,034,480	$ 2,009,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.16 K	.19	.18	.22 H	.14	.17
Net realized and unrealized gain (loss)	.65	3.92	1.03	(1.01)	1.44	1.96
Total from investment operations	.81	4.11	1.21	(.79)	1.58	2.13
Distributions from net investment income	(.18)	(.21)	(.19)	(.20)	(.19)	(.45)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.35)	(.27)	(.19)	(.23)	(.20)	(.45)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.93	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25
Total Return B, C, D	4.22%	26.69%	8.47%	(5.15)%	11.17%	18.16%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.31%	1.32%	1.31%	1.32%	1.34%
Expenses net of fee waivers, if any	1.27% A	1.30%	1.32%	1.31%	1.32%	1.34%
Expenses net of all reductions	1.27% A	1.28%	1.31%	1.29%	1.30%	1.31%
Net investment income (loss)	1.59% A,K	1.08%	1.20%	1.38% H	.95%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 757	$ 756	$ 762	$ 916	$ 1,302	$ 1,662
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .62%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11	$ 12.42
Income from Investment Operations
Net investment income (loss) E	.13 L	.14	.14	.18 H	.10	.14
Net realized and unrealized gain (loss)	.65	3.89	1.03	(.99)	1.43	1.94
Total from investment operations	.78	4.03	1.17	(.81)	1.53	2.08
Distributions from net investment income	(.14)	(.16)	(.14)	(.16)	(.16)	(.39)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.31)	(.22)	(.14)	(.20) K	(.17)	(.39)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.77	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11
Total Return B, C, D	4.09%	26.37%	8.17%	(5.35)%	10.88%	17.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.55%	1.58%	1.55%	1.55%	1.58%
Expenses net of fee waivers, if any	1.52% A	1.55%	1.58%	1.55%	1.55%	1.58%
Expenses net of all reductions	1.52% A	1.53%	1.57%	1.53%	1.53%	1.55%
Net investment income (loss)	1.34% A,L	.83%	.94%	1.14% H	.71%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 311	$ 319	$ 304	$ 404	$ 621	$ 832
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

L Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .37%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61	$ 11.95
Income from Investment Operations
Net investment income (loss) E	.07 K	.05	.06	.09 H	.02	.08
Net realized and unrealized gain (loss)	.63	3.77	1.00	(.96)	1.38	1.88
Total from investment operations	.70	3.82	1.06	(.87)	1.40	1.96
Distributions from net investment income	-	(.06)	(.02)	(.10)	(.09)	(.30)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.17)	(.12)	(.02)	(.13)	(.10)	(.30)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.18	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61
Total Return B, C, D	3.78%	25.72%	7.64%	(5.89)%	10.34%	17.25%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.08%	2.08%	2.09%	2.10%
Expenses net of fee waivers, if any	2.08% A	2.08%	2.08%	2.08%	2.09%	2.10%
Expenses net of all reductions	2.08% A	2.06%	2.07%	2.06%	2.07%	2.07%
Net investment income (loss)	.78% A,K	.30%	.44%	.61% H	.18%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 36	$ 59	$ 94	$ 157	$ 191
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65	$ 11.98
Income from Investment Operations
Net investment income (loss) E	.08 K	.06	.06	.10 H	.03	.08
Net realized and unrealized gain (loss)	.63	3.75	1.01	(.96)	1.38	1.89
Total from investment operations	.71	3.81	1.07	(.86)	1.41	1.97
Distributions from net investment income	(.07)	(.09)	(.05)	(.11)	(.10)	(.30)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.24)	(.15)	(.05)	(.14)	(.11)	(.30)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.10	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65
Total Return B, C, D	3.86%	25.71%	7.71%	(5.83)%	10.32%	17.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	2.04%	2.06%	2.05%	2.06%	2.09%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.06%	2.05%	2.06%	2.09%
Expenses net of all reductions	2.01% A	2.01%	2.05%	2.03%	2.04%	2.06%
Net investment income (loss)	.85% A,K	.35%	.46%	.64% H	.21%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 261	$ 264	$ 246	$ 302	$ 419	$ 502
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48	$ 12.81
Income from Investment Operations
Net investment income (loss) D	.19 J	.24	.23	.28 G	.19	.21
Net realized and unrealized gain (loss)	.66	3.98	1.05	(1.03)	1.47	1.98
Total from investment operations	.85	4.22	1.28	(.75)	1.66	2.19
Distributions from net investment income	(.23)	(.26)	(.25)	(.25)	(.23)	(.52)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.40)	(.32)	(.25)	(.28)	(.24)	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.25	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48
Total Return B, C	4.36%	27.03%	8.83%	(4.85)%	11.55%	18.45%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.99%	1.00%	.99%	.99%	1.07%
Expenses net of fee waivers, if any	.97% A	.99%	1.00%	.99%	.99%	1.07%
Expenses net of all reductions	.97% A	.97%	.99%	.97%	.97%	1.04%
Net investment income (loss)	1.89% A,J	1.39%	1.52%	1.70% G	1.28%	1.70%
Supplemental Data
Net assets, end of period (in millions)	$ 679	$ 636	$ 546	$ 723	$ 1,316	$ 1,540
Portfolio turnover rate F	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .92%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.81	$ 18.54
Income from Investment Operations
Net investment income (loss) D	.20 J	.03
Net realized and unrealized gain (loss)	.67	1.24
Total from investment operations	.87	1.27
Distributions from net investment income	(.26)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.43)	-
Redemption fees added to paid in capital D	- I	-
Net asset value, end of period	$ 20.25	$ 19.81
Total Return B, C	4.46%	6.85%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.83% A
Expenses net of fee waivers, if any	.82% A	.83% A
Expenses net of all reductions	.82% A	.80% A
Net investment income (loss)	2.04% A,J	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 107
Portfolio turnover rate F	42% A	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 474,641
Gross unrealized depreciation	(48,672)
Net unrealized appreciation (depreciation) on securities and other investments	$ 425,969

Tax cost	$ 1,732,405

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,815,359)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $550 and a change in net unrealized appreciation (depreciation) of $(491) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,751 and $482,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 947	$ 14
Class T	.25%	.25%	788	7
Class B	.75%	.25%	158	119
Class C	.75%	.25%	1,312	62
			$ 3,205	$ 202

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	14
Class B*	10
Class C*	2
$ 77

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 932.25
Class T	387.25
Class B	48.30
Class C	309.24
Institutional Class	655.20
Class Z	-**	.05
	$ 2,331

* Annualized

** Amount represents twenty-five dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $429. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $322, including three hundred eighty-six dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 6,853	$ 9,993
Class T	2,251	3,119
Class B	-	218
Class C	979	1,491
Institutional Class	7,291	8,774
Class Z	1	-
Total	$ 17,375	$ 23,595

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 6,584	$ 2,917
Class T	2,789	1,167
Class B	307	229
Class C	2,390	978
Institutional Class	5,493	2,051
Class Z	1	-
Total	$ 17,564	$ 7,342

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class A
Shares sold	2,537	5,624	$ 49,772	$ 97,285
Reinvestment of distributions	646	758	12,430	12,002
Shares redeemed	(4,002)	(16,315)	(78,571)	(276,915)
Net increase (decrease)	(819)	(9,933)	$ (16,369)	$ (167,628)
Class T
Shares sold	650	1,308	$ 12,666	$ 22,307
Reinvestment of distributions	249	255	4,764	4,007
Shares redeemed	(1,687)	(4,655)	(32,696)	(78,662)
Net increase (decrease)	(788)	(3,092)	$ (15,266)	$ (52,348)
Class B
Shares sold	22	17	$ 417	$ 283
Reinvestment of distributions	15	26	278	396
Shares redeemed	(554)	(2,107)	(10,484)	(34,470)
Net increase (decrease)	(517)	(2,064)	$ (9,789)	$ (33,791)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class C
Shares sold	512	787	$ 9,646	$ 13,034
Reinvestment of distributions	149	129	2,754	1,968
Shares redeemed	(1,156)	(3,176)	(21,722)	(51,899)
Net increase (decrease)	(495)	(2,260)	$ (9,322)	$ (36,897)
Institutional Class
Shares sold	3,280	4,395	$ 65,481	$ 77,113
Reinvestment of distributions	582	586	11,367	9,415
Shares redeemed	(2,460)	(7,233)	(49,165)	(126,327)
Net increase (decrease)	1,402	(2,252)	$ 27,683	$ (39,799)
Class Z
Shares sold	-	5	$ -	$ 100
Reinvestment of distributions	-	-	2	-
Net increase (decrease)	-	5	$ 2	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to April 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIF-USAN-0614
1.784871.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Diversified International

Fund - Class Z

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.27%
Actual		$ 1,000.00	$ 1,042.20	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.36
Class T	1.52%
Actual		$ 1,000.00	$ 1,040.90	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class B	2.08%
Actual		$ 1,000.00	$ 1,037.80	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.01%
Actual		$ 1,000.00	$ 1,038.60	$ 10.16
HypotheticalA		$ 1,000.00	$ 1,014.83	$ 10.04
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,043.60	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Class Z	.82%
Actual		$ 1,000.00	$ 1,044.60	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9	1.5
Sanofi SA (France, Pharmaceuticals)	1.8	2.5
Bayer AG (Germany, Pharmaceuticals)	1.7	1.7
ORIX Corp. (Japan, Diversified Financial Services)	1.6	2.1
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.4	1.5
	8.4
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	23.0
Health Care	16.1	14.4
Consumer Discretionary	15.8	18.3
Consumer Staples	11.9	11.9
Information Technology	9.8	8.9
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.4	17.4
Japan	15.3	17.7
Germany	8.4	9.1
United States of America	7.1	7.3
France	6.8	8.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 97.7%	Stocks and Equity Futures 99.5%
Investment Companies 0.0%	Investment Companies 0.3%
Other Investments 0.1%	Other Investments 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
Australia - 3.3%
ALS Ltd.	361,681	$ 2,520
Ansell Ltd.	258,534	4,345
Australia & New Zealand Banking Group Ltd.	629,890	20,171
BHP Billiton Ltd. sponsored ADR (d)	289,036	20,389
CSL Ltd.	167,531	10,650
Telstra Corp. Ltd.	631,653	3,063
Westfield Group unit	645,269	6,564
TOTAL AUSTRALIA		67,702
Austria - 0.2%
Andritz AG	52,900	3,283
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	2,040,824	10,279
Bailiwick of Jersey - 2.0%
Experian PLC	756,300	14,506
Shire PLC	163,200	9,334
Wolseley PLC	107,958	6,236
WPP PLC	493,924	10,650
TOTAL BAILIWICK OF JERSEY		40,726
Belgium - 2.9%
Anheuser-Busch InBev SA NV (d)	269,031	29,323
Arseus NV	54,000	3,064
KBC Groupe SA	370,977	22,599
UCB SA	54,600	4,476
TOTAL BELGIUM		59,462
Bermuda - 0.1%
Golar LNG Ltd. (NASDAQ)	58,700	2,595
Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	515,100	14,517
Canadian Natural Resources Ltd.	189,300	7,713
CGI Group, Inc. Class A (sub. vtg.) (a)	434,300	15,659
Constellation Software, Inc.	29,100	6,445
First Quantum Minerals Ltd.	238,600	4,752
Imperial Oil Ltd.	74,700	3,648
Keyera Corp.	16,800	1,117
Potash Corp. of Saskatchewan, Inc.	214,700	7,761
Suncor Energy, Inc.	265,200	10,230
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Tourmaline Oil Corp. (a)	86,300	$ 4,468
TransForce, Inc.	104,800	2,288
TOTAL CANADA		78,598
Cayman Islands - 1.6%
GCL-Poly Energy Holdings Ltd. (a)	16,510,000	4,940
Ginko International Co. Ltd.	18,000	303
Greatview Aseptic Pack Co. Ltd.	3,658,000	2,232
PW Medtech Group Ltd. (a)	5,181,000	2,419
Qihoo 360 Technology Co. Ltd. ADR (a)	32,400	2,734
Sands China Ltd.	1,533,600	11,196
Springland International Holdings Ltd.	3,559,000	1,400
Tencent Holdings Ltd.	73,100	4,556
Yingde Gases Group Co. Ltd.	1,943,000	1,962
TOTAL CAYMAN ISLANDS		31,742
Denmark - 2.5%
Genmab A/S (a)	132,800	4,934
ISS Holdings A/S (a)	70,900	2,468
Novo Nordisk A/S Series B	850,140	38,587
Vestas Wind Systems A/S (a)	106,100	4,709
TOTAL DENMARK		50,698
Finland - 0.3%
Sampo Oyj (A Shares) (d)	113,300	5,626
France - 6.8%
Air Liquide SA	45,300	6,480
Arkema SA	48,400	5,397
Atos Origin SA	48,497	4,187
AXA SA	444,800	11,586
BNP Paribas SA	250,943	18,838
Bureau Veritas SA	297,600	9,083
Cap Gemini SA	69,000	4,873
Kering SA	35,500	7,851
LVMH Moet Hennessy - Louis Vuitton SA	22,468	4,418
Publicis Groupe SA	140,400	11,960
Rexel SA	181,500	4,583
Sanofi SA	330,975	35,719
Schneider Electric SA	72,200	6,766
Solocal Group SA (a)(d)	1,551,900	3,552
Tarkett SA	78,674	2,805
TOTAL FRANCE		138,098
Common Stocks - continued
	Shares	Value (000s)
Germany - 6.7%
adidas AG	90,600	$ 9,670
BASF AG (d)	149,462	17,300
Bayer AG (d)	255,652	35,468
Brenntag AG	25,200	4,557
Continental AG (d)	34,600	8,105
Drillisch AG	49,200	1,832
Fresenius SE & Co. KGaA	98,100	14,910
Gerry Weber International AG (Bearer)	41,000	2,161
Linde AG	50,347	10,439
OSRAM Licht AG (a)	63,002	3,298
ProSiebenSat.1 Media AG	90,800	3,970
SAP AG	290,897	23,512
SMA Solar Technology AG (d)	28,700	1,200
TOTAL GERMANY		136,422
Greece - 0.1%
Jumbo SA	146,641	2,370
Hong Kong - 1.5%
AIA Group Ltd.	4,322,000	20,961
Galaxy Entertainment Group Ltd.	1,059,000	8,312
Melco International Development Ltd.	247,000	757
TOTAL HONG KONG		30,030
India - 1.8%
Apollo Hospitals Enterprise Ltd.	199,507	2,958
HDFC Bank Ltd.	804,283	10,065
Housing Development Finance Corp. Ltd.	609,718	9,077
ITC Ltd.	1,141,123	6,447
Lupin Ltd.	127,912	2,183
Pidilite Industries Ltd.	524,041	2,767
United Spirits Ltd.	85,674	3,932
TOTAL INDIA		37,429
Indonesia - 0.2%
PT Bank Central Asia Tbk	2,092,500	1,991
PT Bank Rakyat Indonesia Tbk	2,107,000	1,804
TOTAL INDONESIA		3,795
Ireland - 1.7%
Actavis PLC (a)	50,000	10,217
Covidien PLC	2,728	194
DCC PLC (United Kingdom)	71,500	3,661
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Greencore Group PLC	1,069,521	$ 4,715
Perrigo Co. PLC	56,900	8,243
Ryanair Holdings PLC sponsored ADR (a)	147,800	7,904
TOTAL IRELAND		34,934
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	247,100	12,073
Italy - 0.8%
UniCredit SpA	1,153,000	10,302
World Duty Free SpA (a)	446,008	5,974
TOTAL ITALY		16,276
Japan - 15.3%
ACOM Co. Ltd. (a)(d)	730,600	2,487
Ain Pharmaciez, Inc.	77,700	3,416
Aozora Bank Ltd.	1,812,000	5,388
Astellas Pharma, Inc.	1,094,700	12,175
Coca-Cola Central Japan Co. Ltd.	115,000	2,585
Don Quijote Holdings Co. Ltd.	206,600	10,872
Fuji Heavy Industries Ltd.	138,000	3,624
GMO Internet, Inc.	281,500	2,481
Honda Motor Co. Ltd. sponsored ADR (d)	366,306	12,198
Hoya Corp.	613,800	18,095
Japan Exchange Group, Inc.	295,500	5,833
Japan Tobacco, Inc.	686,800	22,545
KDDI Corp.	241,700	12,866
Keyence Corp.	46,800	18,029
Komatsu Ltd.	396,800	8,736
Leopalace21 Corp. (a)	500,100	2,583
Medical System Network Co. Ltd. (d)	752,500	3,217
Mitsubishi Electric Corp.	436,000	4,960
Mitsubishi UFJ Financial Group, Inc.	2,077,500	11,051
Nagaileben Co. Ltd.	117,000	2,252
Nakanishi, Inc.	68,000	2,321
NEC Corp.	2,690,000	7,552
Nippon Telegraph & Telephone Corp.	90,200	5,005
Nitori Holdings Co. Ltd.	73,000	3,345
Olympus Corp. (a)	69,200	2,112
OMRON Corp.	151,700	5,357
ORIX Corp.	2,280,900	32,952
Park24 Co. Ltd.	116,100	2,119
Rakuten, Inc.	1,286,800	16,640
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sanix, Inc. (a)(d)	338,800	$ 4,000
Seven & i Holdings Co., Ltd.	224,200	8,840
SHIMANO, Inc.	53,700	5,358
Shinsei Bank Ltd.	1,985,000	3,864
Ship Healthcare Holdings, Inc.	95,400	3,247
SoftBank Corp.	362,600	26,920
Sumitomo Mitsui Financial Group, Inc.	124,900	4,937
Toshiba Plant Systems & Services Corp.	299,700	4,406
Tsuruha Holdings, Inc.	49,800	5,008
VT Holdings Co. Ltd.	366,900	2,103
TOTAL JAPAN		311,479
Kenya - 0.2%
Safaricom Ltd.	31,403,100	4,728
Korea (South) - 1.0%
Hyundai Motor Co.	14,250	3,172
Naver Corp.	13,379	9,557
Orion Corp.	6,412	4,891
Samsung Electronics Co. Ltd.	1,538	1,999
TOTAL KOREA (SOUTH)		19,619
Luxembourg - 1.2%
Altice S.A. (d)	244,977	13,999
Eurofins Scientific SA	38,800	10,766
TOTAL LUXEMBOURG		24,765
Marshall Islands - 0.1%
Navigator Holdings Ltd. (a)	62,300	1,663
Netherlands - 3.2%
AEGON NV	2,212,100	20,277
AerCap Holdings NV (a)	77,600	3,238
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	169,600	5,420
LyondellBasell Industries NV Class A	88,700	8,205
Royal DSM NV	74,800	5,363
Unilever NV (Certificaten Van Aandelen) (Bearer)	524,200	22,478
TOTAL NETHERLANDS		64,981
New Zealand - 0.2%
Ryman Healthcare Group Ltd.	388,844	2,900
Common Stocks - continued
	Shares	Value (000s)
Norway - 0.5%
BW LPG Ltd. (a)(d)	403,565	$ 5,160
Telenor ASA	247,800	5,815
TOTAL NORWAY		10,975
Singapore - 0.6%
Ezion Holdings Ltd.	1,233,000	2,233
Global Logistic Properties Ltd.	2,237,000	5,085
United Overseas Bank Ltd.	329,000	5,710
TOTAL SINGAPORE		13,028
South Africa - 1.0%
Nampak Ltd.	1,307,800	4,873
Naspers Ltd. Class N	167,500	15,794
TOTAL SOUTH AFRICA		20,667
Spain - 2.2%
Amadeus IT Holding SA Class A	217,500	9,039
Atresmedia Corporacion de Medios de Comunicacion SA	109,182	1,565
Criteria CaixaCorp SA	1,038,562	6,325
Grifols SA ADR	160,519	6,588
Inditex SA	140,065	21,016
TOTAL SPAIN		44,533
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	100,600	5,325
Nordea Bank AB	881,000	12,730
Svenska Cellulosa AB (SCA) (B Shares)	599,600	16,792
Svenska Handelsbanken AB (A Shares)	212,000	10,639
TOTAL SWEDEN		45,486
Switzerland - 5.4%
Actelion Ltd.	47,876	4,703
Compagnie Financiere Richemont SA Series A	113,494	11,516
Nestle SA	372,149	28,761
Roche Holding AG (participation certificate)	49,497	14,520
Syngenta AG (Switzerland)	55,402	21,939
UBS AG	1,389,224	29,054
TOTAL SWITZERLAND		110,493
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	894,700	17,983
Thailand - 0.1%
Kasikornbank PCL (For. Reg.)	399,200	2,424
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 17.4%
Alabama Noor Hospitals Group PLC	209,300	$ 3,527
Associated British Foods PLC	163,300	8,192
Barclays PLC	1,011,180	4,318
BG Group PLC	1,008,869	20,406
British American Tobacco PLC sponsored ADR	161,400	18,564
BT Group PLC	1,807,400	11,283
Bunzl PLC	104,200	2,957
Compass Group PLC	430,100	6,841
Diploma PLC	350,900	3,901
Direct Line Insurance Group PLC	603,300	2,550
Dunelm Group PLC	394,400	6,236
easyJet PLC	192,200	5,312
Exova Group Ltd. PLC (a)	644,700	2,397
Filtrona PLC	706,200	9,539
GlaxoSmithKline PLC	380,100	10,502
Hikma Pharmaceuticals PLC	238,987	6,262
HSBC Holdings PLC sponsored ADR	433,497	22,247
IMI PLC	189,700	4,804
InterContinental Hotel Group PLC	103,180	3,526
ITV PLC	1,404,900	4,317
Jazztel PLC (a)	218,400	3,351
Johnson Matthey PLC	111,500	6,162
Kingfisher PLC	1,982,200	13,993
Liberty Global PLC:
Class A (a)	48,700	1,939
Class C	48,700	1,872
Lloyds Banking Group PLC (a)	15,282,100	19,488
Meggitt PLC	504,800	4,063
Next PLC	199,300	21,940
Poundland Group PLC (a)	338,134	1,984
Prudential PLC	1,066,210	24,511
Reckitt Benckiser Group PLC	177,313	14,295
Reed Elsevier PLC	280,300	4,127
Rolls-Royce Group PLC	726,000	12,871
SABMiller PLC	99,100	5,389
Spectris PLC	121,000	4,546
St. James's Place Capital PLC	897,100	11,663
Standard Chartered PLC (United Kingdom)	620,366	13,423
Travis Perkins PLC	220,300	6,342
Vodafone Group PLC sponsored ADR	407,981	15,487
Whitbread PLC	116,872	8,051
TOTAL UNITED KINGDOM		353,178
Common Stocks - continued
	Shares	Value (000s)
United States of America - 6.9%
AbbVie, Inc.	200,800	$ 10,458
Accuray, Inc. (a)(d)	537,600	4,516
Alexion Pharmaceuticals, Inc. (a)	47,600	7,530
Amgen, Inc.	41,600	4,649
Boston Scientific Corp. (a)	228,000	2,875
Celldex Therapeutics, Inc. (a)	41,800	627
Citigroup, Inc.	63,000	3,018
Fidelity National Information Services, Inc.	75,200	4,018
FMC Corp.	26,500	2,041
Gilead Sciences, Inc. (a)	136,500	10,714
Google, Inc.:
Class A (a)	8,395	4,490
Class C (a)	8,395	4,421
Las Vegas Sands Corp.	133,000	10,524
MasterCard, Inc. Class A	144,800	10,650
McGraw Hill Financial, Inc.	159,200	11,770
Mondelez International, Inc.	116,400	4,150
Monsanto Co.	44,600	4,937
Noble Energy, Inc.	151,200	10,853
PriceSmart, Inc.	19,800	1,902
ResMed, Inc.	77,700	3,873
The Blackstone Group LP	146,100	4,314
Verizon Communications, Inc.	175,495	8,201
Visa, Inc. Class A	49,600	10,049
TOTAL UNITED STATES OF AMERICA		140,580
TOTAL COMMON STOCKS (Cost $1,513,178)		1,951,620
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
NJOY, Inc.:
Series C (g)	60,264	1,020
Series D (g)	18,951	321
TOTAL UNITED STATES OF AMERICA		1,341
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	131,700	$ 14,666
Volkswagen AG	77,600	20,896
TOTAL GERMANY		35,562
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	97,284,000	164
TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,726
TOTAL PREFERRED STOCKS (Cost $22,933)		37,067
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 5/8/14 to 5/29/14 (Cost $755)	$ 755	755
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $2,488)	1,620	2,504
Money Market Funds - 8.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	41,344,765	$ 41,345
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	125,083,313	125,083
TOTAL MONEY MARKET FUNDS (Cost $166,428)		166,428
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,705,782)		2,158,374
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(123,894)
NET ASSETS - 100%		$ 2,034,480
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,504,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,341,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	322
Total	$ 337
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,135	$ 305,618	$ 14,176	$ 1,341
Consumer Staples	244,625	164,063	80,562	-
Energy	70,086	70,086	-	-
Financials	428,504	304,803	123,701	-
Health Care	327,194	216,349	110,845	-
Industrials	159,682	150,946	8,736	-
Information Technology	196,372	172,860	23,512	-
Materials	142,538	120,599	21,939	-
Telecommunication Services	98,551	82,263	16,288	-
Government Obligations	755	-	755	-
Preferred Securities	2,504	-	2,504	-
Money Market Funds	166,428	166,428	-	-
Total Investments in Securities:	$ 2,158,374	$ 1,754,015	$ 403,018	$ 1,341

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 24,921
Level 2 to Level 1	$ 245,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $118,495) - See accompanying schedule: Unaffiliated issuers (cost $1,539,354)	$ 1,991,946
Fidelity Central Funds (cost $166,428)	166,428
Total Investments (cost $1,705,782)		$ 2,158,374
Foreign currency held at value (cost $21)		31
Receivable for investments sold		3,513
Receivable for fund shares sold		1,194
Dividends receivable		8,881
Distributions receivable from Fidelity Central Funds		132
Prepaid expenses		1
Other receivables		91
Total assets		2,172,217

Liabilities
Payable for investments purchased	$ 3,228
Payable for fund shares redeemed	4,774
Accrued management fee	1,180
Distribution and service plan fees payable	525
Other affiliated payables	459
Other payables and accrued expenses	2,488
Collateral on securities loaned, at value	125,083
Total liabilities		137,737

Net Assets		$ 2,034,480
Net Assets consist of:
Paid in capital		$ 4,304,998
Undistributed net investment income		15,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,736,228)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		450,256
Net Assets		$ 2,034,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($756,997.1 ÷ 37,992.28 shares)	$ 19.93

Maximum offering price per share (100/94.25 of $19.93)	$ 21.15
Class T: Net Asset Value and redemption price per share ($311,139.3 ÷ 15,738.21 shares)	$ 19.77

Maximum offering price per share (100/96.50 of $19.77)	$ 20.49
Class B: Net Asset Value and offering price per share ($26,719.9 ÷ 1,393.17 shares)A	$ 19.18

Class C: Net Asset Value and offering price per share ($260,844.2 ÷ 13,659.84 shares)A	$ 19.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($678,667.7 ÷ 33,506.31 shares)	$ 20.25

Class Z: Net Asset Value, offering price and redemption price per share ($111.6 ÷ 5.51 shares)	$ 20.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 20,138
Special dividends		9,777
Income from Fidelity Central Funds		337
Income before foreign taxes withheld		30,252
Less foreign taxes withheld		(1,369)
Total income		28,883

Expenses
Management fee	$ 7,076
Transfer agent fees	2,331
Distribution and service plan fees	3,205
Accounting and security lending fees	448
Custodian fees and expenses	131
Independent trustees' compensation	4
Registration fees	98
Audit	44
Legal	5
Miscellaneous	10
Total expenses before reductions	13,352
Expense reductions	(19)	13,333
Net investment income (loss)		15,550
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,559
Foreign currency transactions	(48)
Futures contracts	550
Total net realized gain (loss)		107,061
Change in net unrealized appreciation (depreciation) on: Investment securities	(39,527)
Assets and liabilities in foreign currencies	67
Futures contracts	(491)
Total change in net unrealized appreciation (depreciation)		(39,951)
Net gain (loss)		67,110
Net increase (decrease) in net assets resulting from operations		$ 82,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,550	$ 19,442
Net realized gain (loss)	107,061	196,674
Change in net unrealized appreciation (depreciation)	(39,951)	237,976
Net increase (decrease) in net assets resulting from operations	82,660	454,092
Distributions to shareholders from net investment income	(17,375)	(23,595)
Distributions to shareholders from net realized gain	(17,564)	(7,342)
Total distributions	(34,939)	(30,937)
Share transactions - net increase (decrease)	(23,061)	(330,363)
Redemption fees	13	17
Total increase (decrease) in net assets	24,673	92,809

Net Assets
Beginning of period	2,009,807	1,916,998
End of period (including undistributed net investment income of $15,454 and undistributed net investment income of $17,279, respectively)	$ 2,034,480	$ 2,009,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.16 K	.19	.18	.22 H	.14	.17
Net realized and unrealized gain (loss)	.65	3.92	1.03	(1.01)	1.44	1.96
Total from investment operations	.81	4.11	1.21	(.79)	1.58	2.13
Distributions from net investment income	(.18)	(.21)	(.19)	(.20)	(.19)	(.45)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.35)	(.27)	(.19)	(.23)	(.20)	(.45)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.93	$ 19.47	$ 15.63	$ 14.61	$ 15.63	$ 14.25
Total Return B, C, D	4.22%	26.69%	8.47%	(5.15)%	11.17%	18.16%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.31%	1.32%	1.31%	1.32%	1.34%
Expenses net of fee waivers, if any	1.27% A	1.30%	1.32%	1.31%	1.32%	1.34%
Expenses net of all reductions	1.27% A	1.28%	1.31%	1.29%	1.30%	1.31%
Net investment income (loss)	1.59% A,K	1.08%	1.20%	1.38% H	.95%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 757	$ 756	$ 762	$ 916	$ 1,302	$ 1,662
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .62%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11	$ 12.42
Income from Investment Operations
Net investment income (loss) E	.13 L	.14	.14	.18 H	.10	.14
Net realized and unrealized gain (loss)	.65	3.89	1.03	(.99)	1.43	1.94
Total from investment operations	.78	4.03	1.17	(.81)	1.53	2.08
Distributions from net investment income	(.14)	(.16)	(.14)	(.16)	(.16)	(.39)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.31)	(.22)	(.14)	(.20) K	(.17)	(.39)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.77	$ 19.30	$ 15.49	$ 14.46	$ 15.47	$ 14.11
Total Return B, C, D	4.09%	26.37%	8.17%	(5.35)%	10.88%	17.84%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.55%	1.58%	1.55%	1.55%	1.58%
Expenses net of fee waivers, if any	1.52% A	1.55%	1.58%	1.55%	1.55%	1.58%
Expenses net of all reductions	1.52% A	1.53%	1.57%	1.53%	1.53%	1.55%
Net investment income (loss)	1.34% A,L	.83%	.94%	1.14% H	.71%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 311	$ 319	$ 304	$ 404	$ 621	$ 832
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

L Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .37%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61	$ 11.95
Income from Investment Operations
Net investment income (loss) E	.07 K	.05	.06	.09 H	.02	.08
Net realized and unrealized gain (loss)	.63	3.77	1.00	(.96)	1.38	1.88
Total from investment operations	.70	3.82	1.06	(.87)	1.40	1.96
Distributions from net investment income	-	(.06)	(.02)	(.10)	(.09)	(.30)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.17)	(.12)	(.02)	(.13)	(.10)	(.30)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.18	$ 18.65	$ 14.95	$ 13.91	$ 14.91	$ 13.61
Total Return B, C, D	3.78%	25.72%	7.64%	(5.89)%	10.34%	17.25%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.08%	2.08%	2.09%	2.10%
Expenses net of fee waivers, if any	2.08% A	2.08%	2.08%	2.08%	2.09%	2.10%
Expenses net of all reductions	2.08% A	2.06%	2.07%	2.06%	2.07%	2.07%
Net investment income (loss)	.78% A,K	.30%	.44%	.61% H	.18%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 36	$ 59	$ 94	$ 157	$ 191
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65	$ 11.98
Income from Investment Operations
Net investment income (loss) E	.08 K	.06	.06	.10 H	.03	.08
Net realized and unrealized gain (loss)	.63	3.75	1.01	(.96)	1.38	1.89
Total from investment operations	.71	3.81	1.07	(.86)	1.41	1.97
Distributions from net investment income	(.07)	(.09)	(.05)	(.11)	(.10)	(.30)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.24)	(.15)	(.05)	(.14)	(.11)	(.30)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 19.10	$ 18.63	$ 14.97	$ 13.95	$ 14.95	$ 13.65
Total Return B, C, D	3.86%	25.71%	7.71%	(5.83)%	10.32%	17.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	2.04%	2.06%	2.05%	2.06%	2.09%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.06%	2.05%	2.06%	2.09%
Expenses net of all reductions	2.01% A	2.01%	2.05%	2.03%	2.04%	2.06%
Net investment income (loss)	.85% A,K	.35%	.46%	.64% H	.21%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 261	$ 264	$ 246	$ 302	$ 419	$ 502
Portfolio turnover rate G	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48	$ 12.81
Income from Investment Operations
Net investment income (loss) D	.19 J	.24	.23	.28 G	.19	.21
Net realized and unrealized gain (loss)	.66	3.98	1.05	(1.03)	1.47	1.98
Total from investment operations	.85	4.22	1.28	(.75)	1.66	2.19
Distributions from net investment income	(.23)	(.26)	(.25)	(.25)	(.23)	(.52)
Distributions from net realized gain	(.17)	(.06)	-	(.03)	(.01)	-
Total distributions	(.40)	(.32)	(.25)	(.28)	(.24)	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.25	$ 19.80	$ 15.90	$ 14.87	$ 15.90	$ 14.48
Total Return B, C	4.36%	27.03%	8.83%	(4.85)%	11.55%	18.45%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.99%	1.00%	.99%	.99%	1.07%
Expenses net of fee waivers, if any	.97% A	.99%	1.00%	.99%	.99%	1.07%
Expenses net of all reductions	.97% A	.97%	.99%	.97%	.97%	1.04%
Net investment income (loss)	1.89% A,J	1.39%	1.52%	1.70% G	1.28%	1.70%
Supplemental Data
Net assets, end of period (in millions)	$ 679	$ 636	$ 546	$ 723	$ 1,316	$ 1,540
Portfolio turnover rate F	42% A	50%	34%	48%	59%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .92%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.81	$ 18.54
Income from Investment Operations
Net investment income (loss) D	.20 J	.03
Net realized and unrealized gain (loss)	.67	1.24
Total from investment operations	.87	1.27
Distributions from net investment income	(.26)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.43)	-
Redemption fees added to paid in capital D	- I	-
Net asset value, end of period	$ 20.25	$ 19.81
Total Return B, C	4.46%	6.85%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.83% A
Expenses net of fee waivers, if any	.82% A	.83% A
Expenses net of all reductions	.82% A	.80% A
Net investment income (loss)	2.04% A,J	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 107
Portfolio turnover rate F	42% A	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 474,641
Gross unrealized depreciation	(48,672)
Net unrealized appreciation (depreciation) on securities and other investments	$ 425,969

Tax cost	$ 1,732,405

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,815,359)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $550 and a change in net unrealized appreciation (depreciation) of $(491) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,751 and $482,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 947	$ 14
Class T	.25%	.25%	788	7
Class B	.75%	.25%	158	119
Class C	.75%	.25%	1,312	62
			$ 3,205	$ 202

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	14
Class B*	10
Class C*	2
$ 77

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 932.25
Class T	387.25
Class B	48.30
Class C	309.24
Institutional Class	655.20
Class Z	-**	.05
	$ 2,331

* Annualized

** Amount represents twenty-five dollars.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $429. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $322, including three hundred eighty-six dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 6,853	$ 9,993
Class T	2,251	3,119
Class B	-	218
Class C	979	1,491
Institutional Class	7,291	8,774
Class Z	1	-
Total	$ 17,375	$ 23,595

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 6,584	$ 2,917
Class T	2,789	1,167
Class B	307	229
Class C	2,390	978
Institutional Class	5,493	2,051
Class Z	1	-
Total	$ 17,564	$ 7,342

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class A
Shares sold	2,537	5,624	$ 49,772	$ 97,285
Reinvestment of distributions	646	758	12,430	12,002
Shares redeemed	(4,002)	(16,315)	(78,571)	(276,915)
Net increase (decrease)	(819)	(9,933)	$ (16,369)	$ (167,628)
Class T
Shares sold	650	1,308	$ 12,666	$ 22,307
Reinvestment of distributions	249	255	4,764	4,007
Shares redeemed	(1,687)	(4,655)	(32,696)	(78,662)
Net increase (decrease)	(788)	(3,092)	$ (15,266)	$ (52,348)
Class B
Shares sold	22	17	$ 417	$ 283
Reinvestment of distributions	15	26	278	396
Shares redeemed	(554)	(2,107)	(10,484)	(34,470)
Net increase (decrease)	(517)	(2,064)	$ (9,789)	$ (33,791)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013 A	Six months ended April 30, 2014	Year ended October 31, 2013 A
Class C
Shares sold	512	787	$ 9,646	$ 13,034
Reinvestment of distributions	149	129	2,754	1,968
Shares redeemed	(1,156)	(3,176)	(21,722)	(51,899)
Net increase (decrease)	(495)	(2,260)	$ (9,322)	$ (36,897)
Institutional Class
Shares sold	3,280	4,395	$ 65,481	$ 77,113
Reinvestment of distributions	582	586	11,367	9,415
Shares redeemed	(2,460)	(7,233)	(49,165)	(126,327)
Net increase (decrease)	1,402	(2,252)	$ 27,683	$ (39,799)
Class Z
Shares sold	-	5	$ -	$ 100
Reinvestment of distributions	-	-	2	-
Net increase (decrease)	-	5	$ 2	$ 100

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to April 30, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIFZ-USAN-0614
1.9585028.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.47%
Actual		$ 1,000.00	$ 995.70	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Class T	1.77%
Actual		$ 1,000.00	$ 994.20	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class B	2.27%
Actual		$ 1,000.00	$ 991.60	$ 11.21
HypotheticalA		$ 1,000.00	$ 1,013.54	$ 11.33
Class C	2.22%
Actual		$ 1,000.00	$ 991.60	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Institutional Class	1.17%
Actual		$ 1,000.00	$ 997.00	$ 5.79
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.2	6.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9	1.9
AIA Group Ltd.	2.6	2.7
Tencent Holdings Ltd.	2.4	2.4
China Construction Bank Corp. (H Shares)	2.1	2.4
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.8	0.0
Hyundai Motor Co.	1.7	2.3
Bank of China Ltd. (H Shares)	1.5	0.0
Hutchison Whampoa Ltd.	1.4	0.0
Industrial & Commercial Bank of China Ltd. (H Shares)	1.3	2.2
	24.9
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.2	34.6
Information Technology	24.0	19.7
Consumer Discretionary	13.6	11.7
Industrials	8.1	6.9
Energy	4.6	5.7
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 98.9%	Stocks 98.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bermuda - 2.3%
BW Offshore Ltd.	117,300	$ 153,130
Cafe de Coral Holdings Ltd.	196,000	615,585
CSI Properties Ltd.	14,580,000	507,755
Great Eagle Holdings Ltd.	442,000	1,582,043
Hongkong Land Holdings Ltd.	217,000	1,519,000
Huabao International Holdings Ltd.	420,000	198,815
Luk Fook Holdings International Ltd.	159,000	451,183
Oriental Watch Holdings Ltd.	1,280,000	288,922
PAX Global Technology Ltd. (a)	650,000	338,710
Yue Yuen Industrial (Holdings) Ltd.	263,500	813,990
TOTAL BERMUDA		6,469,133
British Virgin Islands - 0.0%
Michael Kors Holdings Ltd. (a)	1,600	145,920
Cayman Islands - 11.9%
AAC Technology Holdings, Inc.	128,500	717,669
Baidu.com, Inc. sponsored ADR (a)	2,600	400,010
Bonjour Holdings Ltd.	1,360,000	233,305
China Liansu Group Holdings Ltd.	53,000	28,165
China Lilang Ltd.	197,000	127,048
China Lodging Group Ltd. ADR (a)	38,800	860,972
China Resources Cement Holdings Ltd.	2,201,972	1,528,013
China Sanjiang Fine Chemicals Ltd.	1,262,000	551,813
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	2,052,000	624,629
Cimc Enric Holdings Ltd.	422,000	610,715
Ctrip.com International Ltd. sponsored ADR (a)	9,400	439,356
Daqo New Energy Corp. ADR (a)	2,100	86,247
ENN Energy Holdings Ltd.	136,000	950,761
GCL-Poly Energy Holdings Ltd. (a)(d)	5,772,000	1,727,219
Goodbaby International Holdings Ltd.	251,000	137,593
Greatview Aseptic Pack Co. Ltd.	704,000	429,504
Home Inns & Hotels Management, Inc. sponsored ADR (a)	4,700	133,574
Hosa International Ltd.	1,420,000	441,406
Hydoo International Holding Ltd.	338,000	136,456
iKang Healthcare Group, Inc. sponsored ADR	1,900	26,087
KWG Property Holding Ltd.	2,601,500	1,439,508
Lee & Man Paper Manufacturing Ltd.	1,012,000	549,535
Lifestyle International Holdings Ltd.	749,500	1,467,494
Longfor Properties Co. Ltd.	576,000	744,429
Melco Crown Entertainment Ltd. sponsored ADR	24,200	827,156
MGM China Holdings Ltd.	403,600	1,405,555
Sands China Ltd.	389,200	2,841,334
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Silicon Motion Technology Corp. sponsored ADR	14,200	$ 235,578
Sino Biopharmaceutical Ltd.	820,000	642,001
Sitoy Group Holdings Ltd.	484,000	290,290
SOHO China Ltd.	693,500	551,905
SouFun Holdings Ltd. ADR	55,100	648,527
Springland International Holdings Ltd.	4,086,000	1,607,427
Tencent Holdings Ltd.	110,700	6,899,340
Value Partners Group Ltd.	921,000	591,592
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	52,500	1,785,000
Xinyi Glass Holdings Ltd.	292,000	229,745
Yingde Gases Group Co. Ltd.	550,000	555,466
Zhen Ding Technology Holding Ltd.	222,400	645,108
TOTAL CAYMAN ISLANDS		34,147,532
China - 15.3%
Aluminum Corp. of China Ltd. (H Shares) (a)	2,722,000	975,913
Angang Steel Co. Ltd. (H Shares) (a)	650,000	394,044
Anhui Conch Cement Co. Ltd. (H Shares)	277,500	1,030,833
Bank of China Ltd. (H Shares)	9,732,000	4,280,451
BBMG Corp. (H Shares)	165,000	115,988
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	1,160,000	498,236
China Communications Construction Co. Ltd. (H Shares)	1,982,000	1,296,118
China Construction Bank Corp. (H Shares)	8,928,000	6,160,855
China Longyuan Power Grid Corp. Ltd. (H Shares)	801,000	824,458
China Merchants Bank Co. Ltd. (H Shares)	965,000	1,722,648
China Pacific Insurance Group Co. Ltd. (H Shares)	815,200	2,555,074
China Petroleum & Chemical Corp. (H Shares)	4,178,000	3,709,045
China Railway Construction Corp. Ltd. (H Shares)	884,500	731,289
China Railway Group Ltd. (H Shares)	3,237,000	1,440,439
China Shenhua Energy Co. Ltd. (H Shares)	875,500	2,371,420
China Suntien Green Energy Corp. Ltd. (H Shares)	1,553,900	525,119
Chongqing Changan Automobile Co. Ltd. (B Shares)	105,613	190,712
CSR Corp. Ltd. (H Shares)	2,249,000	1,641,871
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	320,000	379,314
Guangzhou R&F Properties Co. Ltd. (H Shares)	635,200	829,133
Huadian Fuxin Energy Corp. Ltd. (H Shares)	2,010,000	938,507
Huadian Power International Corp. Ltd. (H Shares)	1,996,000	1,083,866
Industrial & Commercial Bank of China Ltd. (H Shares)	6,379,000	3,811,568
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,538,000	530,322
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	383,500	2,836,820
Shanghai Electric Group Co. Ltd. (H Shares)	1,244,000	487,783
Sinotrans Ltd. (H Shares)	2,463,000	1,359,694
Common Stocks - continued
	Shares	Value
China - continued
Weichai Power Co. Ltd. (H Shares)	259,000	$ 901,979
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	43,700	108,391
TOTAL CHINA		43,731,890
Hong Kong - 9.9%
AIA Group Ltd.	1,504,200	7,295,019
Champion (REIT)	1,908,000	898,265
China Power International Development Ltd.	1,648,000	593,054
Dah Chong Hong Holdings Ltd.	1,637,000	1,040,947
Dah Sing Banking Group Ltd.	192,400	288,366
Dah Sing Financial Holdings Ltd.	136,000	606,066
Far East Horizon Ltd.	1,442,000	976,467
Fosun International Ltd.	562,500	680,547
Fosun International Ltd. rights 5/13/14 (a)	43,875	198
Galaxy Entertainment Group Ltd.	294,000	2,307,496
HKT Trust/HKT Ltd. unit	1,725,000	1,804,442
Hutchison Whampoa Ltd.	299,000	4,087,992
Hysan Development Co. Ltd.	333,000	1,423,839
Lenovo Group Ltd.	1,406,000	1,599,510
Magnificent Estates Ltd.	2,296,000	111,055
PCCW Ltd.	2,157,000	1,151,817
Singamas Container Holdings Ltd.	1,552,000	336,306
Techtronic Industries Co. Ltd.	94,000	299,473
Vitasoy International Holdings Ltd.	550,000	753,391
Wheelock and Co. Ltd.	517,000	2,127,229
TOTAL HONG KONG		28,381,479
India - 10.6%
Apollo Tyres Ltd.	158,882	418,970
Axis Bank Ltd.	54,016	1,364,866
Balkrishna Industries Ltd. (a)	6,513	56,810
Bank of Baroda	60,734	822,625
Bharat Heavy Electricals Ltd.	587,724	1,758,349
Bharat Petroleum Corp. Ltd.	55,718	420,229
Bharti Infratel Ltd. (a)	223,857	800,377
Cairn India Ltd.	202,955	1,127,752
CESC Ltd. GDR (a)	20,508	154,673
Cox & Kings India Ltd.	176,341	441,328
Engineers India Ltd.	40,101	151,954
Havells India Ltd.	13,915	214,879
HCL Technologies Ltd.	62,436	1,452,234
Hexaware Technologies Ltd.	127,769	321,250
Common Stocks - continued
	Shares	Value
India - continued
Hindustan Petroleum Corp. Ltd.	167,601	$ 894,344
Housing Development Finance Corp. Ltd.	189,249	2,817,477
IL&FS Transportation Networks Ltd.	27,745	60,835
IL&FS Transportation Networks Ltd. rights (a)	2,944	1,574
Ipca Laboratories Ltd.	33,383	474,969
Lupin Ltd.	55,344	944,361
Mahindra & Mahindra Ltd.	39,252	699,072
Max India Ltd.	86,861	307,754
McLeod Russel India Ltd.	66,079	295,145
MindTree Consulting Ltd.	44,048	1,036,258
Mphasis BFL Ltd. (a)	35,444	242,522
MRF Ltd.	1,254	426,806
NIIT Technologies Ltd.	52,860	355,643
NTPC Ltd.	484,105	933,858
Persistent Systems Ltd.	1,732	28,927
Petronet LNG Ltd.	312,748	750,823
Power Finance Corp. Ltd.	74,559	227,268
Punjab National Bank	67,960	906,971
Redington India Ltd.	112,511	164,434
Reliance Infrastructure Ltd. (a)	34,936	294,594
Rural Electrification Corp. Ltd.	66,915	263,932
Shriram City Union Finance Ltd.	30,158	591,210
Sintex Industries Ltd.	193,191	146,219
Sun Pharmaceutical Industries Ltd.	120,304	1,262,180
Tata Consultancy Services Ltd.	10,024	363,832
Tata Motors Ltd.	291,011	2,012,999
Tata Power Co. Ltd.	323,530	418,929
The Jammu & Kashmir Bank Ltd.	36,088	1,002,225
UPL Ltd.	339,831	1,510,548
Yes Bank Ltd.	182,949	1,336,894
TOTAL INDIA		30,278,899
Indonesia - 2.2%
PT Adaro Energy Tbk	3,058,500	313,482
PT Bank Mandiri (Persero) Tbk	2,111,300	1,803,929
PT Bank Rakyat Indonesia Tbk	3,357,800	2,875,253
PT BISI International Tbk	2,258,600	120,144
PT Express Transindo Utama Tbk	988,900	110,766
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,305,000	912,274
PT Tempo Scan Pacific Tbk	827,400	207,539
TOTAL INDONESIA		6,343,387
Common Stocks - continued
	Shares	Value
Israel - 0.0%
Sarine Technologies Ltd.	66,000	$ 145,824
Japan - 0.7%
Fuji Media Holdings, Inc.	34,500	580,765
KDDI Corp.	11,400	606,825
SoftBank Corp.	4,000	296,963
Suzuki Motor Corp.	22,300	574,759
TOTAL JAPAN		2,059,312
Korea (South) - 17.6%
AMOREPACIFIC Corp.	567	732,693
AMOREPACIFIC Group, Inc.	1,705	881,299
CJ E&M Corp. (a)	3,046	148,600
CJ O Shopping Co. Ltd.	866	305,795
Cosmax Bti, Inc.	780	31,824
Coway Co. Ltd.	11,018	869,197
Daesang Corp.	19,320	763,001
Dongbu Insurance Co. Ltd.	13,546	747,384
Dongwon Industries Co.	478	150,141
E1 Corp.	2,359	160,296
Fila Korea Ltd.	1,782	155,069
GAMEVIL, Inc. (a)	4,509	305,081
Hanwha Corp.	26,490	770,521
Hy-Lok Corp.	15,676	455,971
Hyundai Hysco Co. Ltd.	24,467	1,304,939
Hyundai Mobis	11,884	3,393,458
Hyundai Motor Co.	22,305	4,965,785
I-Sens, Inc. (a)	597	29,934
Interpark Corp.	25,978	290,433
InterPark INT Corp.	6,599	147,553
KEPCO Plant Service & Engineering Co. Ltd.	14,048	913,780
Kia Motors Corp.	48,462	2,687,904
Korea Zinc Co. Ltd.	2,777	915,273
Kumho Petro Chemical Co. Ltd.	3,183	268,973
LG Household & Health Care Ltd.	3,278	1,497,645
Naver Corp.	1,642	1,172,971
Samsung Electronics Co. Ltd.	13,646	17,739,413
Samsung Fire & Marine Insurance Co. Ltd.	3,452	818,643
Shinhan Financial Group Co. Ltd.	85,660	3,739,650
SK Hynix, Inc. (a)	69,970	2,719,288
SK Telecom Co. Ltd.	4,001	828,588
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sung Kwang Bend Co. Ltd.	12,850	$ 300,385
WeMade Entertainment Co. Ltd. (a)	725	31,510
TOTAL KOREA (SOUTH)		50,242,997
Malaysia - 3.3%
Glomac Bhd	439,300	148,116
Malayan Banking Bhd	734,406	2,228,542
Malaysian Plantations Bhd	536,700	736,986
Media Prima Bhd	391,600	298,876
SapuraKencana Petroleum Bhd (a)	695,500	918,806
Sunway Bhd	314,900	299,215
Tenaga Nasional Bhd	894,000	3,260,874
YTL Corp. Bhd	3,437,000	1,696,113
TOTAL MALAYSIA		9,587,528
Mauritius - 0.2%
MakeMyTrip Ltd. (a)	20,700	438,633
Philippines - 1.6%
Alliance Global Group, Inc.	1,947,900	1,361,236
Holcim Philippines, Inc.	100,600	31,371
Metropolitan Bank & Trust Co.	502,180	954,227
Philippine National Bank (a)	20,976	40,987
Security Bank Corp.	714,296	1,924,553
Vista Land & Lifescapes, Inc.	1,051,700	142,271
TOTAL PHILIPPINES		4,454,645
Singapore - 5.5%
Cordlife Group Ltd.	157,000	148,397
Ezion Holdings Ltd.	754,000	1,365,223
First Resources Ltd.	378,000	774,874
Goodpack Ltd.	48,000	91,888
Keppel Corp. Ltd.	375,000	3,149,677
Mapletree Industrial (REIT)	1,297,826	1,490,683
Singapore Telecommunications Ltd.	1,180,000	3,604,850
United Overseas Bank Ltd.	209,000	3,627,535
Wing Tai Holdings Ltd.	653,000	1,041,717
Yanlord Land Group Ltd.	481,000	443,132
TOTAL SINGAPORE		15,737,976
Taiwan - 11.8%
Acer, Inc. (a)	1,202,000	743,144
Advanced Semiconductor Engineering, Inc.	1,427,000	1,663,478
Common Stocks - continued
	Shares	Value
Taiwan - continued
ASUSTeK Computer, Inc.	95,000	$ 982,579
Casetek Holdings	27,000	141,420
Catcher Technology Co. Ltd.	251,000	2,117,634
Cleanaway Co. Ltd.	25,000	141,718
Delta Electronics, Inc.	254,000	1,557,740
Fubon Financial Holding Co. Ltd.	1,774,000	2,293,547
Giant Manufacturing Co. Ltd.	49,000	383,352
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,778,000	5,104,334
HTC Corp.	128,000	657,705
King Slide Works Co. Ltd.	11,000	143,309
Merida Industry Co. Ltd.	41,000	274,552
Novatek Microelectronics Corp.	321,000	1,484,461
Pegatron Corp.	351,000	532,338
Sinopac Holdings Co.	3,899,178	1,738,541
Taishin Financial Holdings Co. Ltd.	3,958,210	1,797,665
Taiwan Semiconductor Manufacturing Co. Ltd.	2,832,393	11,141,476
Tongtai Machine & Tool Co. Ltd.	146,000	147,619
Vanguard International Semiconductor Corp.	496,000	677,436
TOTAL TAIWAN		33,724,048
Thailand - 4.5%
Charoen Pokphand Foods PCL (For. Reg.)	641,900	535,578
Delta Electronics PCL (For. Reg.)	759,500	1,337,809
Jasmine International Public Co. Ltd.	1,157,300	296,835
Kasikornbank PCL (For. Reg.)	375,600	2,280,760
Preuksa Real Estate PCL (For. Reg.)	2,156,500	1,492,757
Quality Houses PCL	5,235,600	527,443
Shin Corp. PLC NVDR	773,700	1,864,914
Thai Beverage PCL	3,751,000	1,765,247
Thai Tap Water Supply PCL (For. Reg.)	513,300	158,622
Thai Union Frozen Products PCL (For. Reg.)	660,500	1,428,770
Thanachart Capital PCL (For. Reg.)	155,000	166,448
Total Access Communication PCL NVDR	205,500	790,629
Toyo-Thai Corp. PCL	122,500	143,850
TOTAL THAILAND		12,789,662
United Kingdom - 0.2%
Standard Chartered PLC (United Kingdom)	27,351	591,789
Common Stocks - continued
	Shares	Value
United States of America - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	33,500	$ 1,604,818
Las Vegas Sands Corp.	27,100	2,144,423
TOTAL UNITED STATES OF AMERICA		3,749,241
TOTAL COMMON STOCKS (Cost $248,757,464)		283,019,895
Money Market Funds - 0.6%

Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $1,600,000)	1,600,000	1,600,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $250,357,464)		284,619,895
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,549,116
NET ASSETS - 100%		$ 286,169,011
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,859
Fidelity Securities Lending Cash Central Fund	3,492
Total	$ 5,351
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,401,991	$ 37,388,992	$ 2,012,999	$ -
Consumer Staples	10,750,417	10,750,417	-	-
Energy	13,174,002	9,464,957	3,709,045	-
Financials	86,169,729	74,542,745	11,626,984	-
Health Care	5,520,468	4,101,138	1,419,330	-
Industrials	22,578,050	22,576,476	1,574	-
Information Technology	68,977,653	56,172,699	12,804,954	-
Materials	12,434,504	11,458,591	975,913	-
Telecommunication Services	12,046,240	11,217,652	828,588	-
Utilities	11,966,841	11,966,841	-	-
Money Market Funds	1,600,000	1,600,000	-	-
Total Investments in Securities:	$ 284,619,895	$ 251,240,508	$ 33,379,387	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,120,533
Level 2 to Level 1	$ 1,655,436

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,496,166) - See accompanying schedule: Unaffiliated issuers (cost $248,757,464)	$ 283,019,895
Fidelity Central Funds (cost $1,600,000)	1,600,000
Total Investments (cost $250,357,464)		$ 284,619,895
Cash		873
Foreign currency held at value (cost $6,093,304)		6,096,574
Receivable for investments sold		14,544,483
Receivable for fund shares sold		437,319
Dividends receivable		596,302
Distributions receivable from Fidelity Central Funds		866
Prepaid expenses		189
Other receivables		145,530
Total assets		306,442,031

Liabilities
Payable for investments purchased	$ 14,781,512
Payable for fund shares redeemed	676,982
Accrued management fee	170,700
Distribution and service plan fees payable	100,833
Notes payable to affiliates	2,723,000
Other affiliated payables	75,234
Other payables and accrued expenses	144,759
Collateral on securities loaned, at value	1,600,000
Total liabilities		20,273,020

Net Assets		$ 286,169,011
Net Assets consist of:
Paid in capital		$ 244,640,586
Accumulated net investment loss		(464,748)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,775,616
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,217,557
Net Assets		$ 286,169,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,084,519 ÷ 4,795,670 shares)	$ 29.63

Maximum offering price per share (100/94.25 of $29.63)	$ 31.44
Class T: Net Asset Value and redemption price per share ($42,424,877 ÷ 1,469,710 shares)	$ 28.87

Maximum offering price per share (100/96.50 of $28.87)	$ 29.92
Class B: Net Asset Value and offering price per share ($7,441,600 ÷ 270,599 shares)A	$ 27.50

Class C: Net Asset Value and offering price per share ($54,071,276 ÷ 1,988,486 shares)A	$ 27.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,146,739 ÷ 1,317,708 shares)	$ 30.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,168,483
Income from Fidelity Central Funds		5,351
Income before foreign taxes withheld		2,173,834
Less foreign taxes withheld		(167,186)
Total income		2,006,648

Expenses
Management fee	$ 1,044,132
Transfer agent fees	389,273
Distribution and service plan fees	624,520
Accounting and security lending fees	77,348
Custodian fees and expenses	172,873
Independent trustees' compensation	594
Registration fees	66,381
Audit	47,688
Legal	720
Miscellaneous	26,516
Total expenses		2,450,045
Net investment income (loss)		(443,397)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,523,169
Foreign currency transactions	(139,700)
Total net realized gain (loss)		8,383,469
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,008,872)
Assets and liabilities in foreign currencies	4,561
Total change in net unrealized appreciation (depreciation)		(10,004,311)
Net gain (loss)		(1,620,842)
Net increase (decrease) in net assets resulting from operations		$ (2,064,239)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (443,397)	$ 2,621,540
Net realized gain (loss)	8,383,469	28,149,471
Change in net unrealized appreciation (depreciation)	(10,004,311)	(972,592)
Net increase (decrease) in net assets resulting from operations	(2,064,239)	29,798,419
Distributions to shareholders from net investment income	(2,011,363)	(3,137,656)
Distributions to shareholders from net realized gain	(13,483,906)	(1,067,553)
Total distributions	(15,495,269)	(4,205,209)
Share transactions - net increase (decrease)	(7,345,617)	(47,287,205)
Redemption fees	22,495	37,169
Total increase (decrease) in net assets	(24,882,630)	(21,656,826)

Net Assets
Beginning of period	311,051,641	332,708,467
End of period (including accumulated net investment loss of $464,748 and undistributed net investment income of $1,990,012, respectively)	$ 286,169,011	$ 311,051,641

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.34	$ 28.87	$ 28.70	$ 32.97	$ 25.96	$ 15.74
Income from Investment Operations
Net investment income (loss) E	(.02)	.30	.34	.35	.25	.19
Net realized and unrealized gain (loss)	(.10)	2.59	1.37	(2.62)	7.09	10.07
Total from investment operations	(.12)	2.89	1.71	(2.27)	7.34	10.26
Distributions from net investment income	(.26)	(.33)	(.31)	(.20)	(.12)	(.05)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.81)	(.22)	-
Total distributions	(1.59)	(.42)	(1.54)	(2.01)	(.34)	(.05)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 29.63	$ 31.34	$ 28.87	$ 28.70	$ 32.97	$ 25.96
Total Return B,C,D	(.43)%	10.10%	6.36%	(7.44)%	28.53%	65.43%
Ratios to Average Net Assets F,H
Expenses before reductions	1.47% A	1.41%	1.42%	1.39%	1.44%	1.54%
Expenses net of fee waivers, if any	1.47% A	1.41%	1.42%	1.39%	1.44%	1.50%
Expenses net of all reductions	1.47% A	1.38%	1.38%	1.35%	1.40%	1.41%
Net investment income (loss)	(.13)% A	.99%	1.24%	1.12%	.86%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,085	$ 155,104	$ 160,427	$ 179,346	$ 189,255	$ 131,564
Portfolio turnover rate G	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.53	$ 28.13	$ 27.98	$ 32.20	$ 25.40	$ 15.43
Income from Investment Operations
Net investment income (loss) E	(.06)	.20	.25	.25	.15	.14
Net realized and unrealized gain (loss)	(.10)	2.54	1.33	(2.55)	6.94	9.86
Total from investment operations	(.16)	2.74	1.58	(2.30)	7.09	10.00
Distributions from net investment income	(.17)	(.25)	(.20)	(.12)	(.08)	(.04)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.81)	(.22)	-
Total distributions	(1.50)	(.34)	(1.43)	(1.93)	(.30)	(.04)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 28.87	$ 30.53	$ 28.13	$ 27.98	$ 32.20	$ 25.40
Total Return B,C,D	(.58)%	9.80%	6.04%	(7.70)%	28.13%	65.06%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.70%	1.70%	1.70%	1.74%	1.84%
Expenses net of fee waivers, if any	1.77% A	1.70%	1.70%	1.69%	1.74%	1.75%
Expenses net of all reductions	1.77% A	1.67%	1.67%	1.65%	1.70%	1.66%
Net investment income (loss)	(.43)% A	.70%	.95%	.82%	.55%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,425	$ 47,620	$ 49,359	$ 55,452	$ 61,620	$ 45,259
Portfolio turnover rate G	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.06	$ 26.77	$ 26.62	$ 30.72	$ 24.29	$ 14.82
Income from Investment Operations
Net investment income (loss) E	(.13)	.06	.12	.10	.02	.04
Net realized and unrealized gain (loss)	(.10)	2.41	1.26	(2.44)	6.61	9.45
Total from investment operations	(.23)	2.47	1.38	(2.34)	6.63	9.49
Distributions from net investment income	-	(.09)	-	-	-	(.03)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.77)	(.21)	-
Total distributions	(1.33)	(.18)	(1.23)	(1.77)	(.21)	(.03)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 27.50	$ 29.06	$ 26.77	$ 26.62	$ 30.72	$ 24.29
Total Return B,C,D	(.84)%	9.27%	5.51%	(8.16)%	27.48%	64.23%
Ratios to Average Net Assets F,H
Expenses before reductions	2.27% A	2.20%	2.19%	2.19%	2.24%	2.32%
Expenses net of fee waivers, if any	2.27% A	2.20%	2.19%	2.18%	2.24%	2.25%
Expenses net of all reductions	2.27% A	2.17%	2.16%	2.15%	2.20%	2.16%
Net investment income (loss)	(.92)% A	.20%	.46%	.32%	.06%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,442	$ 10,194	$ 15,823	$ 20,831	$ 29,611	$ 25,750
Portfolio turnover rate G	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.78	$ 26.53	$ 26.44	$ 30.58	$ 24.19	$ 14.76
Income from Investment Operations
Net investment income (loss) E	(.12)	.07	.13	.11	.03	.04
Net realized and unrealized gain (loss)	(.11)	2.39	1.25	(2.41)	6.59	9.41
Total from investment operations	(.23)	2.46	1.38	(2.30)	6.62	9.45
Distributions from net investment income	(.03)	(.12)	(.06)	(.04)	(.02)	(.03)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.81)	(.22)	-
Total distributions	(1.36)	(.21)	(1.29)	(1.85)	(.24)	(.03)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 27.19	$ 28.78	$ 26.53	$ 26.44	$ 30.58	$ 24.19
Total Return B,C,D	(.84)%	9.33%	5.57%	(8.10)%	27.58%	64.21%
Ratios to Average Net Assets F,H
Expenses before reductions	2.22% A	2.16%	2.16%	2.13%	2.17%	2.28%
Expenses net of fee waivers, if any	2.22% A	2.16%	2.16%	2.13%	2.17%	2.25%
Expenses net of all reductions	2.22% A	2.12%	2.13%	2.10%	2.13%	2.16%
Net investment income (loss)	(.87)% A	.24%	.49%	.37%	.12%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,071	$ 61,824	$ 67,074	$ 78,939	$ 87,089	$ 59,491
Portfolio turnover rate G	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.24	$ 29.67	$ 29.49	$ 33.80	$ 26.58	$ 16.07
Income from Investment Operations
Net investment income (loss) D	.03	.40	.44	.46	.34	.26
Net realized and unrealized gain (loss)	(.12)	2.68	1.39	(2.69)	7.26	10.29
Total from investment operations	(.09)	3.08	1.83	(2.23)	7.60	10.55
Distributions from net investment income	(.35)	(.41)	(.42)	(.29)	(.17)	(.05)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.81)	(.22)	-
Total distributions	(1.68)	(.51) J	(1.65)	(2.09) I	(.39)	(.05)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 30.47	$ 32.24	$ 29.67	$ 29.49	$ 33.80	$ 26.58
Total Return B,C	(.30)%	10.47%	6.64%	(7.13)%	28.87%	65.94%
Ratios to Average Net Assets E,G
Expenses before reductions	1.17% A	1.11%	1.11%	1.10%	1.14%	1.25%
Expenses net of fee waivers, if any	1.17% A	1.11%	1.11%	1.10%	1.14%	1.25%
Expenses net of all reductions	1.17% A	1.08%	1.08%	1.06%	1.10%	1.16%
Net investment income (loss)	.17% A	1.29%	1.54%	1.41%	1.16%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,147	$ 36,310	$ 40,026	$ 49,888	$ 45,042	$ 23,888
Portfolio turnover rate F	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

J Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014. Including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 43,180,261
Gross unrealized depreciation	(9,182,298)
Net unrealized appreciation (depreciation) on securities and other investments	$ 33,997,963

Tax cost	$ 250,621,932

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,273,549 and $186,529,223, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 184,464	$ 3,300
Class T	.25%	.25%	111,531	2,295
Class B	.75%	.25%	43,669	32,900
Class C	.75%	.25%	284,856	21,773
			$ 624,520	$ 60,268

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,513
Class T	3,860
Class B*	7,209
Class C*	997
$ 27,579

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 192,350.26
Class T	69,076.31
Class B	13,180.30
Class C	72,298.25
Institutional Class	42,369.21
	$ 389,273

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $297 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,588,000.31%		$ 98

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or

Semiannual Report

6. Committed Line of Credit - continued

emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $281 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,492. During the period, there were no securities loaned to FCM.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 1,258,600	$ 1,813,789
Class T	253,592	420,491
Class B	-	51,393
Class C	67,366	298,953
Institutional Class	431,805	553,030
Total	$ 2,011,363	$ 3,137,656

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 6,564,461	$ 507,200
Class T	2,044,109	157,899
Class B	453,142	51,958
Class C	2,799,874	227,303
Institutional Class	1,622,320	123,193
Total	$ 13,483,906	$ 1,067,553

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	289,152	824,496	$ 8,607,444	$ 24,773,595
Reinvestment of distributions	228,279	67,510	6,811,859	1,994,909
Shares redeemed	(670,659)	(1,500,614)	(19,756,651)	(44,694,536)
Net increase (decrease)	(153,228)	(608,608)	$ (4,337,348)	$ (17,926,032)
Class T
Shares sold	55,334	210,810	$ 1,603,294	$ 6,182,895
Reinvestment of distributions	77,360	19,545	2,251,960	564,060
Shares redeemed	(222,758)	(425,275)	(6,404,619)	(12,356,062)
Net increase (decrease)	(90,064)	(194,920)	$ (2,549,365)	$ (5,609,107)
Class B
Shares sold	3,282	10,130	$ 91,978	$ 286,596
Reinvestment of distributions	13,707	3,105	380,925	85,708
Shares redeemed	(97,160)	(253,486)	(2,663,559)	(7,070,284)
Net increase (decrease)	(80,171)	(240,251)	$ (2,190,656)	$ (6,697,980)
Class C
Shares sold	89,586	303,601	$ 2,427,799	$ 8,446,000
Reinvestment of distributions	89,602	15,990	2,461,356	436,858
Shares redeemed	(339,223)	(699,221)	(9,189,452)	(19,141,307)
Net increase (decrease)	(160,035)	(379,630)	$ (4,300,297)	$ (10,258,449)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Institutional Class
Shares sold	445,192	392,380	$ 13,738,694	$ 12,135,351
Reinvestment of distributions	52,027	17,860	1,594,630	541,525
Shares redeemed	(305,866)	(632,861)	(9,301,275)	(19,472,513)
Net increase (decrease)	191,353	(222,621)	$ 6,032,049	$ (6,795,637)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AEAI-USAN-0614
1.784874.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.47%
Actual		$ 1,000.00	$ 995.70	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Class T	1.77%
Actual		$ 1,000.00	$ 994.20	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Class B	2.27%
Actual		$ 1,000.00	$ 991.60	$ 11.21
HypotheticalA		$ 1,000.00	$ 1,013.54	$ 11.33
Class C	2.22%
Actual		$ 1,000.00	$ 991.60	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Institutional Class	1.17%
Actual		$ 1,000.00	$ 997.00	$ 5.79
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.2	6.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9	1.9
AIA Group Ltd.	2.6	2.7
Tencent Holdings Ltd.	2.4	2.4
China Construction Bank Corp. (H Shares)	2.1	2.4
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.8	0.0
Hyundai Motor Co.	1.7	2.3
Bank of China Ltd. (H Shares)	1.5	0.0
Hutchison Whampoa Ltd.	1.4	0.0
Industrial & Commercial Bank of China Ltd. (H Shares)	1.3	2.2
	24.9
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.2	34.6
Information Technology	24.0	19.7
Consumer Discretionary	13.6	11.7
Industrials	8.1	6.9
Energy	4.6	5.7
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 98.9%	Stocks 98.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bermuda - 2.3%
BW Offshore Ltd.	117,300	$ 153,130
Cafe de Coral Holdings Ltd.	196,000	615,585
CSI Properties Ltd.	14,580,000	507,755
Great Eagle Holdings Ltd.	442,000	1,582,043
Hongkong Land Holdings Ltd.	217,000	1,519,000
Huabao International Holdings Ltd.	420,000	198,815
Luk Fook Holdings International Ltd.	159,000	451,183
Oriental Watch Holdings Ltd.	1,280,000	288,922
PAX Global Technology Ltd. (a)	650,000	338,710
Yue Yuen Industrial (Holdings) Ltd.	263,500	813,990
TOTAL BERMUDA		6,469,133
British Virgin Islands - 0.0%
Michael Kors Holdings Ltd. (a)	1,600	145,920
Cayman Islands - 11.9%
AAC Technology Holdings, Inc.	128,500	717,669
Baidu.com, Inc. sponsored ADR (a)	2,600	400,010
Bonjour Holdings Ltd.	1,360,000	233,305
China Liansu Group Holdings Ltd.	53,000	28,165
China Lilang Ltd.	197,000	127,048
China Lodging Group Ltd. ADR (a)	38,800	860,972
China Resources Cement Holdings Ltd.	2,201,972	1,528,013
China Sanjiang Fine Chemicals Ltd.	1,262,000	551,813
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	2,052,000	624,629
Cimc Enric Holdings Ltd.	422,000	610,715
Ctrip.com International Ltd. sponsored ADR (a)	9,400	439,356
Daqo New Energy Corp. ADR (a)	2,100	86,247
ENN Energy Holdings Ltd.	136,000	950,761
GCL-Poly Energy Holdings Ltd. (a)(d)	5,772,000	1,727,219
Goodbaby International Holdings Ltd.	251,000	137,593
Greatview Aseptic Pack Co. Ltd.	704,000	429,504
Home Inns & Hotels Management, Inc. sponsored ADR (a)	4,700	133,574
Hosa International Ltd.	1,420,000	441,406
Hydoo International Holding Ltd.	338,000	136,456
iKang Healthcare Group, Inc. sponsored ADR	1,900	26,087
KWG Property Holding Ltd.	2,601,500	1,439,508
Lee & Man Paper Manufacturing Ltd.	1,012,000	549,535
Lifestyle International Holdings Ltd.	749,500	1,467,494
Longfor Properties Co. Ltd.	576,000	744,429
Melco Crown Entertainment Ltd. sponsored ADR	24,200	827,156
MGM China Holdings Ltd.	403,600	1,405,555
Sands China Ltd.	389,200	2,841,334
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Silicon Motion Technology Corp. sponsored ADR	14,200	$ 235,578
Sino Biopharmaceutical Ltd.	820,000	642,001
Sitoy Group Holdings Ltd.	484,000	290,290
SOHO China Ltd.	693,500	551,905
SouFun Holdings Ltd. ADR	55,100	648,527
Springland International Holdings Ltd.	4,086,000	1,607,427
Tencent Holdings Ltd.	110,700	6,899,340
Value Partners Group Ltd.	921,000	591,592
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	52,500	1,785,000
Xinyi Glass Holdings Ltd.	292,000	229,745
Yingde Gases Group Co. Ltd.	550,000	555,466
Zhen Ding Technology Holding Ltd.	222,400	645,108
TOTAL CAYMAN ISLANDS		34,147,532
China - 15.3%
Aluminum Corp. of China Ltd. (H Shares) (a)	2,722,000	975,913
Angang Steel Co. Ltd. (H Shares) (a)	650,000	394,044
Anhui Conch Cement Co. Ltd. (H Shares)	277,500	1,030,833
Bank of China Ltd. (H Shares)	9,732,000	4,280,451
BBMG Corp. (H Shares)	165,000	115,988
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	1,160,000	498,236
China Communications Construction Co. Ltd. (H Shares)	1,982,000	1,296,118
China Construction Bank Corp. (H Shares)	8,928,000	6,160,855
China Longyuan Power Grid Corp. Ltd. (H Shares)	801,000	824,458
China Merchants Bank Co. Ltd. (H Shares)	965,000	1,722,648
China Pacific Insurance Group Co. Ltd. (H Shares)	815,200	2,555,074
China Petroleum & Chemical Corp. (H Shares)	4,178,000	3,709,045
China Railway Construction Corp. Ltd. (H Shares)	884,500	731,289
China Railway Group Ltd. (H Shares)	3,237,000	1,440,439
China Shenhua Energy Co. Ltd. (H Shares)	875,500	2,371,420
China Suntien Green Energy Corp. Ltd. (H Shares)	1,553,900	525,119
Chongqing Changan Automobile Co. Ltd. (B Shares)	105,613	190,712
CSR Corp. Ltd. (H Shares)	2,249,000	1,641,871
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	320,000	379,314
Guangzhou R&F Properties Co. Ltd. (H Shares)	635,200	829,133
Huadian Fuxin Energy Corp. Ltd. (H Shares)	2,010,000	938,507
Huadian Power International Corp. Ltd. (H Shares)	1,996,000	1,083,866
Industrial & Commercial Bank of China Ltd. (H Shares)	6,379,000	3,811,568
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,538,000	530,322
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	383,500	2,836,820
Shanghai Electric Group Co. Ltd. (H Shares)	1,244,000	487,783
Sinotrans Ltd. (H Shares)	2,463,000	1,359,694
Common Stocks - continued
	Shares	Value
China - continued
Weichai Power Co. Ltd. (H Shares)	259,000	$ 901,979
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	43,700	108,391
TOTAL CHINA		43,731,890
Hong Kong - 9.9%
AIA Group Ltd.	1,504,200	7,295,019
Champion (REIT)	1,908,000	898,265
China Power International Development Ltd.	1,648,000	593,054
Dah Chong Hong Holdings Ltd.	1,637,000	1,040,947
Dah Sing Banking Group Ltd.	192,400	288,366
Dah Sing Financial Holdings Ltd.	136,000	606,066
Far East Horizon Ltd.	1,442,000	976,467
Fosun International Ltd.	562,500	680,547
Fosun International Ltd. rights 5/13/14 (a)	43,875	198
Galaxy Entertainment Group Ltd.	294,000	2,307,496
HKT Trust/HKT Ltd. unit	1,725,000	1,804,442
Hutchison Whampoa Ltd.	299,000	4,087,992
Hysan Development Co. Ltd.	333,000	1,423,839
Lenovo Group Ltd.	1,406,000	1,599,510
Magnificent Estates Ltd.	2,296,000	111,055
PCCW Ltd.	2,157,000	1,151,817
Singamas Container Holdings Ltd.	1,552,000	336,306
Techtronic Industries Co. Ltd.	94,000	299,473
Vitasoy International Holdings Ltd.	550,000	753,391
Wheelock and Co. Ltd.	517,000	2,127,229
TOTAL HONG KONG		28,381,479
India - 10.6%
Apollo Tyres Ltd.	158,882	418,970
Axis Bank Ltd.	54,016	1,364,866
Balkrishna Industries Ltd. (a)	6,513	56,810
Bank of Baroda	60,734	822,625
Bharat Heavy Electricals Ltd.	587,724	1,758,349
Bharat Petroleum Corp. Ltd.	55,718	420,229
Bharti Infratel Ltd. (a)	223,857	800,377
Cairn India Ltd.	202,955	1,127,752
CESC Ltd. GDR (a)	20,508	154,673
Cox & Kings India Ltd.	176,341	441,328
Engineers India Ltd.	40,101	151,954
Havells India Ltd.	13,915	214,879
HCL Technologies Ltd.	62,436	1,452,234
Hexaware Technologies Ltd.	127,769	321,250
Common Stocks - continued
	Shares	Value
India - continued
Hindustan Petroleum Corp. Ltd.	167,601	$ 894,344
Housing Development Finance Corp. Ltd.	189,249	2,817,477
IL&FS Transportation Networks Ltd.	27,745	60,835
IL&FS Transportation Networks Ltd. rights (a)	2,944	1,574
Ipca Laboratories Ltd.	33,383	474,969
Lupin Ltd.	55,344	944,361
Mahindra & Mahindra Ltd.	39,252	699,072
Max India Ltd.	86,861	307,754
McLeod Russel India Ltd.	66,079	295,145
MindTree Consulting Ltd.	44,048	1,036,258
Mphasis BFL Ltd. (a)	35,444	242,522
MRF Ltd.	1,254	426,806
NIIT Technologies Ltd.	52,860	355,643
NTPC Ltd.	484,105	933,858
Persistent Systems Ltd.	1,732	28,927
Petronet LNG Ltd.	312,748	750,823
Power Finance Corp. Ltd.	74,559	227,268
Punjab National Bank	67,960	906,971
Redington India Ltd.	112,511	164,434
Reliance Infrastructure Ltd. (a)	34,936	294,594
Rural Electrification Corp. Ltd.	66,915	263,932
Shriram City Union Finance Ltd.	30,158	591,210
Sintex Industries Ltd.	193,191	146,219
Sun Pharmaceutical Industries Ltd.	120,304	1,262,180
Tata Consultancy Services Ltd.	10,024	363,832
Tata Motors Ltd.	291,011	2,012,999
Tata Power Co. Ltd.	323,530	418,929
The Jammu & Kashmir Bank Ltd.	36,088	1,002,225
UPL Ltd.	339,831	1,510,548
Yes Bank Ltd.	182,949	1,336,894
TOTAL INDIA		30,278,899
Indonesia - 2.2%
PT Adaro Energy Tbk	3,058,500	313,482
PT Bank Mandiri (Persero) Tbk	2,111,300	1,803,929
PT Bank Rakyat Indonesia Tbk	3,357,800	2,875,253
PT BISI International Tbk	2,258,600	120,144
PT Express Transindo Utama Tbk	988,900	110,766
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,305,000	912,274
PT Tempo Scan Pacific Tbk	827,400	207,539
TOTAL INDONESIA		6,343,387
Common Stocks - continued
	Shares	Value
Israel - 0.0%
Sarine Technologies Ltd.	66,000	$ 145,824
Japan - 0.7%
Fuji Media Holdings, Inc.	34,500	580,765
KDDI Corp.	11,400	606,825
SoftBank Corp.	4,000	296,963
Suzuki Motor Corp.	22,300	574,759
TOTAL JAPAN		2,059,312
Korea (South) - 17.6%
AMOREPACIFIC Corp.	567	732,693
AMOREPACIFIC Group, Inc.	1,705	881,299
CJ E&M Corp. (a)	3,046	148,600
CJ O Shopping Co. Ltd.	866	305,795
Cosmax Bti, Inc.	780	31,824
Coway Co. Ltd.	11,018	869,197
Daesang Corp.	19,320	763,001
Dongbu Insurance Co. Ltd.	13,546	747,384
Dongwon Industries Co.	478	150,141
E1 Corp.	2,359	160,296
Fila Korea Ltd.	1,782	155,069
GAMEVIL, Inc. (a)	4,509	305,081
Hanwha Corp.	26,490	770,521
Hy-Lok Corp.	15,676	455,971
Hyundai Hysco Co. Ltd.	24,467	1,304,939
Hyundai Mobis	11,884	3,393,458
Hyundai Motor Co.	22,305	4,965,785
I-Sens, Inc. (a)	597	29,934
Interpark Corp.	25,978	290,433
InterPark INT Corp.	6,599	147,553
KEPCO Plant Service & Engineering Co. Ltd.	14,048	913,780
Kia Motors Corp.	48,462	2,687,904
Korea Zinc Co. Ltd.	2,777	915,273
Kumho Petro Chemical Co. Ltd.	3,183	268,973
LG Household & Health Care Ltd.	3,278	1,497,645
Naver Corp.	1,642	1,172,971
Samsung Electronics Co. Ltd.	13,646	17,739,413
Samsung Fire & Marine Insurance Co. Ltd.	3,452	818,643
Shinhan Financial Group Co. Ltd.	85,660	3,739,650
SK Hynix, Inc. (a)	69,970	2,719,288
SK Telecom Co. Ltd.	4,001	828,588
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sung Kwang Bend Co. Ltd.	12,850	$ 300,385
WeMade Entertainment Co. Ltd. (a)	725	31,510
TOTAL KOREA (SOUTH)		50,242,997
Malaysia - 3.3%
Glomac Bhd	439,300	148,116
Malayan Banking Bhd	734,406	2,228,542
Malaysian Plantations Bhd	536,700	736,986
Media Prima Bhd	391,600	298,876
SapuraKencana Petroleum Bhd (a)	695,500	918,806
Sunway Bhd	314,900	299,215
Tenaga Nasional Bhd	894,000	3,260,874
YTL Corp. Bhd	3,437,000	1,696,113
TOTAL MALAYSIA		9,587,528
Mauritius - 0.2%
MakeMyTrip Ltd. (a)	20,700	438,633
Philippines - 1.6%
Alliance Global Group, Inc.	1,947,900	1,361,236
Holcim Philippines, Inc.	100,600	31,371
Metropolitan Bank & Trust Co.	502,180	954,227
Philippine National Bank (a)	20,976	40,987
Security Bank Corp.	714,296	1,924,553
Vista Land & Lifescapes, Inc.	1,051,700	142,271
TOTAL PHILIPPINES		4,454,645
Singapore - 5.5%
Cordlife Group Ltd.	157,000	148,397
Ezion Holdings Ltd.	754,000	1,365,223
First Resources Ltd.	378,000	774,874
Goodpack Ltd.	48,000	91,888
Keppel Corp. Ltd.	375,000	3,149,677
Mapletree Industrial (REIT)	1,297,826	1,490,683
Singapore Telecommunications Ltd.	1,180,000	3,604,850
United Overseas Bank Ltd.	209,000	3,627,535
Wing Tai Holdings Ltd.	653,000	1,041,717
Yanlord Land Group Ltd.	481,000	443,132
TOTAL SINGAPORE		15,737,976
Taiwan - 11.8%
Acer, Inc. (a)	1,202,000	743,144
Advanced Semiconductor Engineering, Inc.	1,427,000	1,663,478
Common Stocks - continued
	Shares	Value
Taiwan - continued
ASUSTeK Computer, Inc.	95,000	$ 982,579
Casetek Holdings	27,000	141,420
Catcher Technology Co. Ltd.	251,000	2,117,634
Cleanaway Co. Ltd.	25,000	141,718
Delta Electronics, Inc.	254,000	1,557,740
Fubon Financial Holding Co. Ltd.	1,774,000	2,293,547
Giant Manufacturing Co. Ltd.	49,000	383,352
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,778,000	5,104,334
HTC Corp.	128,000	657,705
King Slide Works Co. Ltd.	11,000	143,309
Merida Industry Co. Ltd.	41,000	274,552
Novatek Microelectronics Corp.	321,000	1,484,461
Pegatron Corp.	351,000	532,338
Sinopac Holdings Co.	3,899,178	1,738,541
Taishin Financial Holdings Co. Ltd.	3,958,210	1,797,665
Taiwan Semiconductor Manufacturing Co. Ltd.	2,832,393	11,141,476
Tongtai Machine & Tool Co. Ltd.	146,000	147,619
Vanguard International Semiconductor Corp.	496,000	677,436
TOTAL TAIWAN		33,724,048
Thailand - 4.5%
Charoen Pokphand Foods PCL (For. Reg.)	641,900	535,578
Delta Electronics PCL (For. Reg.)	759,500	1,337,809
Jasmine International Public Co. Ltd.	1,157,300	296,835
Kasikornbank PCL (For. Reg.)	375,600	2,280,760
Preuksa Real Estate PCL (For. Reg.)	2,156,500	1,492,757
Quality Houses PCL	5,235,600	527,443
Shin Corp. PLC NVDR	773,700	1,864,914
Thai Beverage PCL	3,751,000	1,765,247
Thai Tap Water Supply PCL (For. Reg.)	513,300	158,622
Thai Union Frozen Products PCL (For. Reg.)	660,500	1,428,770
Thanachart Capital PCL (For. Reg.)	155,000	166,448
Total Access Communication PCL NVDR	205,500	790,629
Toyo-Thai Corp. PCL	122,500	143,850
TOTAL THAILAND		12,789,662
United Kingdom - 0.2%
Standard Chartered PLC (United Kingdom)	27,351	591,789
Common Stocks - continued
	Shares	Value
United States of America - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	33,500	$ 1,604,818
Las Vegas Sands Corp.	27,100	2,144,423
TOTAL UNITED STATES OF AMERICA		3,749,241
TOTAL COMMON STOCKS (Cost $248,757,464)		283,019,895
Money Market Funds - 0.6%

Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $1,600,000)	1,600,000	1,600,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $250,357,464)		284,619,895
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,549,116
NET ASSETS - 100%		$ 286,169,011
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,859
Fidelity Securities Lending Cash Central Fund	3,492
Total	$ 5,351
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,401,991	$ 37,388,992	$ 2,012,999	$ -
Consumer Staples	10,750,417	10,750,417	-	-
Energy	13,174,002	9,464,957	3,709,045	-
Financials	86,169,729	74,542,745	11,626,984	-
Health Care	5,520,468	4,101,138	1,419,330	-
Industrials	22,578,050	22,576,476	1,574	-
Information Technology	68,977,653	56,172,699	12,804,954	-
Materials	12,434,504	11,458,591	975,913	-
Telecommunication Services	12,046,240	11,217,652	828,588	-
Utilities	11,966,841	11,966,841	-	-
Money Market Funds	1,600,000	1,600,000	-	-
Total Investments in Securities:	$ 284,619,895	$ 251,240,508	$ 33,379,387	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,120,533
Level 2 to Level 1	$ 1,655,436

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,496,166) - See accompanying schedule: Unaffiliated issuers (cost $248,757,464)	$ 283,019,895
Fidelity Central Funds (cost $1,600,000)	1,600,000
Total Investments (cost $250,357,464)		$ 284,619,895
Cash		873
Foreign currency held at value (cost $6,093,304)		6,096,574
Receivable for investments sold		14,544,483
Receivable for fund shares sold		437,319
Dividends receivable		596,302
Distributions receivable from Fidelity Central Funds		866
Prepaid expenses		189
Other receivables		145,530
Total assets		306,442,031

Liabilities
Payable for investments purchased	$ 14,781,512
Payable for fund shares redeemed	676,982
Accrued management fee	170,700
Distribution and service plan fees payable	100,833
Notes payable to affiliates	2,723,000
Other affiliated payables	75,234
Other payables and accrued expenses	144,759
Collateral on securities loaned, at value	1,600,000
Total liabilities		20,273,020

Net Assets		$ 286,169,011
Net Assets consist of:
Paid in capital		$ 244,640,586
Accumulated net investment loss		(464,748)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,775,616
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,217,557
Net Assets		$ 286,169,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,084,519 ÷ 4,795,670 shares)	$ 29.63

Maximum offering price per share (100/94.25 of $29.63)	$ 31.44
Class T: Net Asset Value and redemption price per share ($42,424,877 ÷ 1,469,710 shares)	$ 28.87

Maximum offering price per share (100/96.50 of $28.87)	$ 29.92
Class B: Net Asset Value and offering price per share ($7,441,600 ÷ 270,599 shares)A	$ 27.50

Class C: Net Asset Value and offering price per share ($54,071,276 ÷ 1,988,486 shares)A	$ 27.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,146,739 ÷ 1,317,708 shares)	$ 30.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,168,483
Income from Fidelity Central Funds		5,351
Income before foreign taxes withheld		2,173,834
Less foreign taxes withheld		(167,186)
Total income		2,006,648

Expenses
Management fee	$ 1,044,132
Transfer agent fees	389,273
Distribution and service plan fees	624,520
Accounting and security lending fees	77,348
Custodian fees and expenses	172,873
Independent trustees' compensation	594
Registration fees	66,381
Audit	47,688
Legal	720
Miscellaneous	26,516
Total expenses		2,450,045
Net investment income (loss)		(443,397)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,523,169
Foreign currency transactions	(139,700)
Total net realized gain (loss)		8,383,469
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,008,872)
Assets and liabilities in foreign currencies	4,561
Total change in net unrealized appreciation (depreciation)		(10,004,311)
Net gain (loss)		(1,620,842)
Net increase (decrease) in net assets resulting from operations		$ (2,064,239)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (443,397)	$ 2,621,540
Net realized gain (loss)	8,383,469	28,149,471
Change in net unrealized appreciation (depreciation)	(10,004,311)	(972,592)
Net increase (decrease) in net assets resulting from operations	(2,064,239)	29,798,419
Distributions to shareholders from net investment income	(2,011,363)	(3,137,656)
Distributions to shareholders from net realized gain	(13,483,906)	(1,067,553)
Total distributions	(15,495,269)	(4,205,209)
Share transactions - net increase (decrease)	(7,345,617)	(47,287,205)
Redemption fees	22,495	37,169
Total increase (decrease) in net assets	(24,882,630)	(21,656,826)

Net Assets
Beginning of period	311,051,641	332,708,467
End of period (including accumulated net investment loss of $464,748 and undistributed net investment income of $1,990,012, respectively)	$ 286,169,011	$ 311,051,641

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.34	$ 28.87	$ 28.70	$ 32.97	$ 25.96	$ 15.74
Income from Investment Operations
Net investment income (loss) E	(.02)	.30	.34	.35	.25	.19
Net realized and unrealized gain (loss)	(.10)	2.59	1.37	(2.62)	7.09	10.07
Total from investment operations	(.12)	2.89	1.71	(2.27)	7.34	10.26
Distributions from net investment income	(.26)	(.33)	(.31)	(.20)	(.12)	(.05)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.81)	(.22)	-
Total distributions	(1.59)	(.42)	(1.54)	(2.01)	(.34)	(.05)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 29.63	$ 31.34	$ 28.87	$ 28.70	$ 32.97	$ 25.96
Total Return B,C,D	(.43)%	10.10%	6.36%	(7.44)%	28.53%	65.43%
Ratios to Average Net Assets F,H
Expenses before reductions	1.47% A	1.41%	1.42%	1.39%	1.44%	1.54%
Expenses net of fee waivers, if any	1.47% A	1.41%	1.42%	1.39%	1.44%	1.50%
Expenses net of all reductions	1.47% A	1.38%	1.38%	1.35%	1.40%	1.41%
Net investment income (loss)	(.13)% A	.99%	1.24%	1.12%	.86%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,085	$ 155,104	$ 160,427	$ 179,346	$ 189,255	$ 131,564
Portfolio turnover rate G	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.53	$ 28.13	$ 27.98	$ 32.20	$ 25.40	$ 15.43
Income from Investment Operations
Net investment income (loss) E	(.06)	.20	.25	.25	.15	.14
Net realized and unrealized gain (loss)	(.10)	2.54	1.33	(2.55)	6.94	9.86
Total from investment operations	(.16)	2.74	1.58	(2.30)	7.09	10.00
Distributions from net investment income	(.17)	(.25)	(.20)	(.12)	(.08)	(.04)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.81)	(.22)	-
Total distributions	(1.50)	(.34)	(1.43)	(1.93)	(.30)	(.04)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 28.87	$ 30.53	$ 28.13	$ 27.98	$ 32.20	$ 25.40
Total Return B,C,D	(.58)%	9.80%	6.04%	(7.70)%	28.13%	65.06%
Ratios to Average Net Assets F,H
Expenses before reductions	1.77% A	1.70%	1.70%	1.70%	1.74%	1.84%
Expenses net of fee waivers, if any	1.77% A	1.70%	1.70%	1.69%	1.74%	1.75%
Expenses net of all reductions	1.77% A	1.67%	1.67%	1.65%	1.70%	1.66%
Net investment income (loss)	(.43)% A	.70%	.95%	.82%	.55%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,425	$ 47,620	$ 49,359	$ 55,452	$ 61,620	$ 45,259
Portfolio turnover rate G	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.06	$ 26.77	$ 26.62	$ 30.72	$ 24.29	$ 14.82
Income from Investment Operations
Net investment income (loss) E	(.13)	.06	.12	.10	.02	.04
Net realized and unrealized gain (loss)	(.10)	2.41	1.26	(2.44)	6.61	9.45
Total from investment operations	(.23)	2.47	1.38	(2.34)	6.63	9.49
Distributions from net investment income	-	(.09)	-	-	-	(.03)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.77)	(.21)	-
Total distributions	(1.33)	(.18)	(1.23)	(1.77)	(.21)	(.03)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 27.50	$ 29.06	$ 26.77	$ 26.62	$ 30.72	$ 24.29
Total Return B,C,D	(.84)%	9.27%	5.51%	(8.16)%	27.48%	64.23%
Ratios to Average Net Assets F,H
Expenses before reductions	2.27% A	2.20%	2.19%	2.19%	2.24%	2.32%
Expenses net of fee waivers, if any	2.27% A	2.20%	2.19%	2.18%	2.24%	2.25%
Expenses net of all reductions	2.27% A	2.17%	2.16%	2.15%	2.20%	2.16%
Net investment income (loss)	(.92)% A	.20%	.46%	.32%	.06%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,442	$ 10,194	$ 15,823	$ 20,831	$ 29,611	$ 25,750
Portfolio turnover rate G	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.78	$ 26.53	$ 26.44	$ 30.58	$ 24.19	$ 14.76
Income from Investment Operations
Net investment income (loss) E	(.12)	.07	.13	.11	.03	.04
Net realized and unrealized gain (loss)	(.11)	2.39	1.25	(2.41)	6.59	9.41
Total from investment operations	(.23)	2.46	1.38	(2.30)	6.62	9.45
Distributions from net investment income	(.03)	(.12)	(.06)	(.04)	(.02)	(.03)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.81)	(.22)	-
Total distributions	(1.36)	(.21)	(1.29)	(1.85)	(.24)	(.03)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 27.19	$ 28.78	$ 26.53	$ 26.44	$ 30.58	$ 24.19
Total Return B,C,D	(.84)%	9.33%	5.57%	(8.10)%	27.58%	64.21%
Ratios to Average Net Assets F,H
Expenses before reductions	2.22% A	2.16%	2.16%	2.13%	2.17%	2.28%
Expenses net of fee waivers, if any	2.22% A	2.16%	2.16%	2.13%	2.17%	2.25%
Expenses net of all reductions	2.22% A	2.12%	2.13%	2.10%	2.13%	2.16%
Net investment income (loss)	(.87)% A	.24%	.49%	.37%	.12%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,071	$ 61,824	$ 67,074	$ 78,939	$ 87,089	$ 59,491
Portfolio turnover rate G	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.24	$ 29.67	$ 29.49	$ 33.80	$ 26.58	$ 16.07
Income from Investment Operations
Net investment income (loss) D	.03	.40	.44	.46	.34	.26
Net realized and unrealized gain (loss)	(.12)	2.68	1.39	(2.69)	7.26	10.29
Total from investment operations	(.09)	3.08	1.83	(2.23)	7.60	10.55
Distributions from net investment income	(.35)	(.41)	(.42)	(.29)	(.17)	(.05)
Distributions from net realized gain	(1.33)	(.09)	(1.23)	(1.81)	(.22)	-
Total distributions	(1.68)	(.51) J	(1.65)	(2.09) I	(.39)	(.05)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 30.47	$ 32.24	$ 29.67	$ 29.49	$ 33.80	$ 26.58
Total Return B,C	(.30)%	10.47%	6.64%	(7.13)%	28.87%	65.94%
Ratios to Average Net Assets E,G
Expenses before reductions	1.17% A	1.11%	1.11%	1.10%	1.14%	1.25%
Expenses net of fee waivers, if any	1.17% A	1.11%	1.11%	1.10%	1.14%	1.25%
Expenses net of all reductions	1.17% A	1.08%	1.08%	1.06%	1.10%	1.16%
Net investment income (loss)	.17% A	1.29%	1.54%	1.41%	1.16%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,147	$ 36,310	$ 40,026	$ 49,888	$ 45,042	$ 23,888
Portfolio turnover rate F	113% A	95%	95%	119%	138%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

J Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014. Including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 43,180,261
Gross unrealized depreciation	(9,182,298)
Net unrealized appreciation (depreciation) on securities and other investments	$ 33,997,963

Tax cost	$ 250,621,932

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,273,549 and $186,529,223, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 184,464	$ 3,300
Class T	.25%	.25%	111,531	2,295
Class B	.75%	.25%	43,669	32,900
Class C	.75%	.25%	284,856	21,773
			$ 624,520	$ 60,268

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,513
Class T	3,860
Class B*	7,209
Class C*	997
$ 27,579

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 192,350.26
Class T	69,076.31
Class B	13,180.30
Class C	72,298.25
Institutional Class	42,369.21
	$ 389,273

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $297 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,588,000.31%		$ 98

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or

Semiannual Report

6. Committed Line of Credit - continued

emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $281 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,492. During the period, there were no securities loaned to FCM.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 1,258,600	$ 1,813,789
Class T	253,592	420,491
Class B	-	51,393
Class C	67,366	298,953
Institutional Class	431,805	553,030
Total	$ 2,011,363	$ 3,137,656

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended April 30, 2014	Year ended October 31, 2013
From net realized gain
Class A	$ 6,564,461	$ 507,200
Class T	2,044,109	157,899
Class B	453,142	51,958
Class C	2,799,874	227,303
Institutional Class	1,622,320	123,193
Total	$ 13,483,906	$ 1,067,553

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	289,152	824,496	$ 8,607,444	$ 24,773,595
Reinvestment of distributions	228,279	67,510	6,811,859	1,994,909
Shares redeemed	(670,659)	(1,500,614)	(19,756,651)	(44,694,536)
Net increase (decrease)	(153,228)	(608,608)	$ (4,337,348)	$ (17,926,032)
Class T
Shares sold	55,334	210,810	$ 1,603,294	$ 6,182,895
Reinvestment of distributions	77,360	19,545	2,251,960	564,060
Shares redeemed	(222,758)	(425,275)	(6,404,619)	(12,356,062)
Net increase (decrease)	(90,064)	(194,920)	$ (2,549,365)	$ (5,609,107)
Class B
Shares sold	3,282	10,130	$ 91,978	$ 286,596
Reinvestment of distributions	13,707	3,105	380,925	85,708
Shares redeemed	(97,160)	(253,486)	(2,663,559)	(7,070,284)
Net increase (decrease)	(80,171)	(240,251)	$ (2,190,656)	$ (6,697,980)
Class C
Shares sold	89,586	303,601	$ 2,427,799	$ 8,446,000
Reinvestment of distributions	89,602	15,990	2,461,356	436,858
Shares redeemed	(339,223)	(699,221)	(9,189,452)	(19,141,307)
Net increase (decrease)	(160,035)	(379,630)	$ (4,300,297)	$ (10,258,449)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Institutional Class
Shares sold	445,192	392,380	$ 13,738,694	$ 12,135,351
Reinvestment of distributions	52,027	17,860	1,594,630	541,525
Shares redeemed	(305,866)	(632,861)	(9,301,275)	(19,472,513)
Net increase (decrease)	191,353	(222,621)	$ 6,032,049	$ (6,795,637)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AEA-USAN-0614
1.784873.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.55%
Actual		$ 1,000.00	$ 985.50	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class T	1.81%
Actual		$ 1,000.00	$ 984.60	$ 8.91
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Class B	2.30%
Actual		$ 1,000.00	$ 982.40	$ 11.31
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
Class C	2.30%
Actual		$ 1,000.00	$ 982.30	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
Institutional Class	1.21%
Actual		$ 1,000.00	$ 987.40	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,018.79	$ 6.06
Class Z	1.04%
Actual		$ 1,000.00	$ 988.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.7	4.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.1	1.7
Hyundai Motor Co. (Korea (South), Automobiles)	1.5	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.5	1.4
	12.8
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	26.7
Consumer Discretionary	21.2	20.6
Information Technology	18.2	14.6
Industrials	15.0	13.1
Consumer Staples	10.3	11.3
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	10.0	11.4
Brazil	9.5	11.7
Korea (South)	9.0	8.1
Cayman Islands	8.7	7.7
South Africa	7.6	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 99.5%	Stocks 99.8%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.0%
iProperty Group Ltd. (a)	534,595	$ 1,291,261
SEEK Ltd.	87,552	1,359,935
Sydney Airport unit	346,004	1,356,467
TOTAL AUSTRALIA		4,007,663
Bailiwick of Jersey - 0.4%
WPP PLC	73,600	1,586,934
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	1,296,000	2,002,603
Credicorp Ltd. (United States)	20,914	3,121,415
TOTAL BERMUDA		5,124,018
Brazil - 6.7%
BB Seguridade Participacoes SA	218,000	2,554,699
CCR SA	307,900	2,409,622
Cielo SA	178,860	3,168,503
Estacio Participacoes SA	194,600	2,084,112
Iguatemi Empresa de Shopping Centers SA	184,900	1,838,427
Kroton Educacional SA	96,400	2,064,834
Linx SA	63,700	1,390,130
Multiplan Empreendimentos Imobiliarios SA	84,608	1,869,933
Odontoprev SA	417,100	1,674,199
Qualicorp SA (a)	190,900	1,855,277
Souza Cruz SA	218,300	1,992,333
Ultrapar Participacoes SA	103,600	2,600,977
Weg SA	177,615	2,143,568
TOTAL BRAZIL		27,646,614
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	63,800	1,733,446
Canada - 0.3%
Valeant Pharmaceuticals International (Canada) (a)	10,900	1,457,610
Cayman Islands - 8.7%
51job, Inc. sponsored ADR (a)(d)	24,345	1,641,827
Airtac International Group	148,000	1,592,084
Autohome, Inc. ADR Class A (d)	44,200	1,415,726
Baidu.com, Inc. sponsored ADR (a)	12,713	1,955,895
Baoxin Auto Group Ltd.	39,000	29,428
Biostime International Holdings Ltd.	243,000	1,614,160
Bitauto Holdings Ltd. ADR (a)	53,655	1,922,459
Cimc Enric Holdings Ltd.	1,044,000	1,510,867
ENN Energy Holdings Ltd.	326,000	2,279,029
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Ginko International Co. Ltd.	52,000	$ 873,979
Greatview Aseptic Pack Co. Ltd.	2,706,000	1,650,904
Haitian International Holdings Ltd.	680,000	1,370,008
Melco Crown Entertainment Ltd. sponsored ADR	39,300	1,343,274
MGM China Holdings Ltd.	396,000	1,379,088
Sands China Ltd.	217,800	1,590,037
Shenzhou International Group Holdings Ltd.	488,000	1,680,599
SouFun Holdings Ltd. ADR	133,485	1,571,118
Tencent Holdings Ltd.	140,100	8,731,685
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	43,865	1,491,410
TOTAL CAYMAN ISLANDS		35,643,577
Chile - 0.0%
Quinenco SA	2,951	6,537
China - 1.7%
China Pacific Insurance Group Co. Ltd. (H Shares)	773,600	2,424,687
PICC Property & Casualty Co. Ltd. (H Shares)	1,328,500	1,751,239
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	414,000	3,062,434
TOTAL CHINA		7,238,360
Colombia - 0.5%
Grupo de Inversiones Suramerica SA	117,735	2,296,853
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	34,201	1,552,383
Finland - 0.4%
Kone Oyj (B Shares) (d)	38,300	1,637,636
France - 1.5%
Bureau Veritas SA	51,700	1,577,972
LVMH Moet Hennessy - Louis Vuitton SA	8,015	1,576,205
Pernod Ricard SA	13,700	1,644,269
Safran SA	23,700	1,592,881
TOTAL FRANCE		6,391,327
Greece - 1.2%
Folli Follie SA (a)	47,100	1,633,605
Greek Organization of Football Prognostics SA	115,500	1,842,748
Jumbo SA	93,931	1,518,172
TOTAL GREECE		4,994,525
Common Stocks - continued
	Shares	Value
Hong Kong - 0.8%
AIA Group Ltd.	348,600	$ 1,690,629
Galaxy Entertainment Group Ltd.	193,000	1,514,785
TOTAL HONG KONG		3,205,414
India - 10.0%
Axis Bank Ltd.	70,512	1,781,683
Bajaj Auto Ltd.	60,192	1,908,251
Grasim Industries Ltd.	29,902	1,320,937
Havells India Ltd.	95,718	1,478,102
HCL Technologies Ltd.	86,885	2,020,906
HDFC Bank Ltd.	278,840	3,489,316
Housing Development Finance Corp. Ltd.	281,228	4,186,831
ITC Ltd.	537,954	3,039,175
Larsen & Toubro Ltd.	107,466	2,305,757
Lupin Ltd.	98,895	1,687,493
Mahindra & Mahindra Ltd.	130,037	2,315,937
Mundra Port and SEZ Ltd.	571,376	1,782,856
Sun Pharmaceutical Industries Ltd.	242,959	2,549,025
Tata Consultancy Services Ltd.	99,288	3,603,768
Tata Motors Ltd.	344,277	2,381,454
Titan Co. Ltd.	366,235	1,667,000
Yes Bank Ltd.	252,599	1,845,859
Zee Entertainment Enterprises Ltd.	366,050	1,593,712
TOTAL INDIA		40,958,062
Indonesia - 5.9%
PT ACE Hardware Indonesia Tbk	23,655,800	1,524,333
PT Astra International Tbk	4,237,900	2,721,654
PT Bank Central Asia Tbk	3,148,800	2,995,874
PT Bank Rakyat Indonesia Tbk	3,411,900	2,921,577
PT Global Mediacom Tbk	9,154,500	1,734,062
PT Indocement Tunggal Prakarsa Tbk	954,600	1,812,349
PT Jasa Marga Tbk	3,417,300	1,743,897
PT Kalbe Farma Tbk	14,344,100	1,916,848
PT Media Nusantara Citra Tbk	6,597,900	1,549,392
PT Semen Gresik (Persero) Tbk	1,502,100	1,929,350
PT Surya Citra Media Tbk	6,596,400	1,797,229
PT Tower Bersama Infrastructure Tbk	2,578,700	1,449,773
TOTAL INDONESIA		24,096,338
Common Stocks - continued
	Shares	Value
Italy - 0.7%
Pirelli & C. S.p.A.	77,600	$ 1,300,513
Prada SpA	212,300	1,695,015
TOTAL ITALY		2,995,528
Japan - 0.8%
Japan Tobacco, Inc.	47,600	1,562,533
SoftBank Corp.	22,800	1,692,688
TOTAL JAPAN		3,255,221
Kenya - 1.2%
East African Breweries Ltd.	459,462	1,547,206
Kenya Commercial Bank Ltd.	2,512,400	1,414,867
Safaricom Ltd.	12,229,800	1,841,287
TOTAL KENYA		4,803,360
Korea (South) - 9.0%
Grand Korea Leisure Co. Ltd.	36,040	1,501,812
Hotel Shilla Co.	15,834	1,331,889
Hyundai Mobis	12,617	3,602,764
Hyundai Motor Co.	27,375	6,094,521
KEPCO Plant Service & Engineering Co. Ltd.	22,717	1,477,671
Naver Corp.	5,312	3,794,653
Samsung Electronics Co. Ltd.	14,897	19,365,665
TOTAL KOREA (SOUTH)		37,168,975
Luxembourg - 0.5%
Brait SA	352,222	1,897,288
Malaysia - 0.9%
Astro Malaysia Holdings Bhd	1,418,700	1,448,052
Public Bank Bhd	363,100	2,241,482
TOTAL MALAYSIA		3,689,534
Mexico - 5.7%
Alfa SA de CV Series A	828,000	2,180,321
Banregio Grupo Financiero S.A.B. de CV	263,666	1,523,822
El Puerto de Liverpool S.A.B. de CV Class C	124,534	1,282,488
Fomento Economico Mexicano S.A.B. de CV unit	383,000	3,495,165
Gruma S.A.B. de CV Series B (a)	202,000	1,784,576
Grupo Aeroportuario del Pacifico SA de CV Series B	307,921	1,851,845
Grupo Aeroportuario del Sureste SA de CV Series B	151,700	1,856,195
Grupo Aeroportuario Norte S.A.B. de CV	327,700	1,204,069
Grupo Financiero Banorte S.A.B. de CV Series O	500,300	3,316,659
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV	541,300	$ 3,550,810
Megacable Holdings S.A.B. de CV unit	370,284	1,468,654
TOTAL MEXICO		23,514,604
Netherlands - 0.4%
Yandex NV (a)	57,093	1,512,965
Nigeria - 1.2%
Dangote Cement PLC	1,017,266	1,431,138
Guaranty Trust Bank PLC GDR (Reg. S)	223,954	1,881,214
Nigerian Breweries PLC	1,625,358	1,517,608
TOTAL NIGERIA		4,829,960
Panama - 0.4%
Copa Holdings SA Class A	11,752	1,589,811
Philippines - 4.2%
Alliance Global Group, Inc.	2,904,700	2,029,869
Ayala Corp.	126,530	1,771,278
DMCI Holdings, Inc.	1,193,040	1,921,711
GT Capital Holdings, Inc.	77,800	1,513,238
International Container Terminal Services, Inc.	361,940	877,750
LT Group, Inc.	4,229,300	1,736,314
Metropolitan Bank & Trust Co.	927,273	1,761,975
Security Bank Corp.	667,910	1,799,574
SM Investments Corp.	120,796	1,964,713
SM Prime Holdings, Inc.	5,381,200	1,970,189
TOTAL PHILIPPINES		17,346,611
Russia - 2.4%
Magnit OJSC GDR (Reg. S)	64,866	3,051,945
NOVATEK OAO GDR (Reg. S)	28,586	2,952,934
Sberbank (Savings Bank of the Russian Federation)	1,849,800	3,764,505
TOTAL RUSSIA		9,769,384
South Africa - 7.6%
Aspen Pharmacare Holdings Ltd.	105,793	2,815,348
Bidvest Group Ltd.	94,026	2,578,442
Clicks Group Ltd.	275,260	1,678,431
Discovery Holdings Ltd.	240,489	2,084,749
Life Healthcare Group Holdings Ltd.	567,793	2,254,333
Mr Price Group Ltd.	139,500	2,099,030
MTN Group Ltd.	228,400	4,576,684
Nampak Ltd.	551,543	2,055,082
Common Stocks - continued
	Shares	Value
South Africa - continued
Naspers Ltd. Class N	62,500	$ 5,893,256
Remgro Ltd.	126,100	2,536,863
Shoprite Holdings Ltd.	151,815	2,535,277
TOTAL SOUTH AFRICA		31,107,495
Sweden - 0.7%
Atlas Copco AB (A Shares)	54,300	1,571,662
Investment AB Kinnevik (B Shares)	36,500	1,282,681
TOTAL SWEDEN		2,854,343
Switzerland - 1.4%
Compagnie Financiere Richemont SA Series A	15,769	1,600,013
Dufry AG (a)	7,560	1,248,976
SGS SA (Reg.)	600	1,496,421
Swatch Group AG (Bearer)	2,390	1,532,956
TOTAL SWITZERLAND		5,878,366
Taiwan - 5.4%
Delta Electronics, Inc.	390,000	2,391,805
ECLAT Textile Co. Ltd.	127,000	1,389,336
Giant Manufacturing Co. Ltd.	211,000	1,650,760
HIWIN Technologies Corp.	151,000	1,436,641
Merida Industry Co. Ltd.	249,000	1,667,402
St.Shine Optical Co. Ltd.	71,000	1,504,003
Taiwan Semiconductor Manufacturing Co. Ltd.	3,115,000	12,253,136
TOTAL TAIWAN		22,293,083
Thailand - 2.5%
Airports of Thailand PCL (For. Reg.)	324,600	1,956,026
Bangkok Dusit Medical Service PCL (For. Reg.)	3,490,000	1,596,168
Central Pattana PCL (For. Reg.)	1,248,700	1,746,096
Kasikornbank PCL (For. Reg.)	526,200	3,195,250
Minor International PCL (For. Reg.)	2,211,000	1,680,797
TOTAL THAILAND		10,174,337
Togo - 0.1%
Ecobank Transnational, Inc.	4,322,471	363,233
Turkey - 2.0%
Anadolu Hayat Sigorta A/S	304,037	636,425
Coca-Cola Icecek Sanayi A/S	75,050	1,757,582
Enka Insaat ve Sanayi A/S	634,888	1,924,313
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	245,000	$ 1,960,882
Tofas Turk Otomobil Fabrikasi A/S	304,538	1,860,501
TOTAL TURKEY		8,139,703
United Arab Emirates - 0.4%
First Gulf Bank PJSC	319,671	1,510,037
United Kingdom - 4.1%
Aberdeen Asset Management PLC	201,900	1,488,999
Alabama Noor Hospitals Group PLC	84,104	1,417,172
British American Tobacco PLC (United Kingdom)	29,600	1,709,252
Burberry Group PLC	60,668	1,521,113
Diageo PLC	49,239	1,508,674
Intertek Group PLC	31,100	1,525,919
Johnson Matthey PLC	25,882	1,430,274
Meggitt PLC	169,600	1,365,043
Mondi PLC	95,988	1,592,300
Prudential PLC	70,417	1,618,826
Rolls-Royce Group PLC	93,265	1,653,421
TOTAL UNITED KINGDOM		16,830,993
United States of America - 3.6%
Colgate-Palmolive Co.	26,272	1,768,106
FMC Corp.	21,537	1,658,349
Google, Inc. Class C (a)	2,600	1,369,316
Kansas City Southern	16,620	1,676,626
MasterCard, Inc. Class A	22,900	1,684,295
Mead Johnson Nutrition Co. Class A	20,030	1,767,848
Philip Morris International, Inc.	19,053	1,627,698
Visa, Inc. Class A	7,900	1,600,619
Yahoo!, Inc. (a)	48,800	1,754,360
TOTAL UNITED STATES OF AMERICA		14,907,217
TOTAL COMMON STOCKS (Cost $353,915,599)		396,009,345
Nonconvertible Preferred Stocks - 3.2%
	Shares	Value
Brazil - 2.8%
Ambev SA sponsored ADR	729,180	$ 5,286,555
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	2,939	139,779
Itau Unibanco Holding SA sponsored ADR	372,255	6,090,092
TOTAL BRAZIL		11,516,426
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,232,243	1,510,005
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	13,033,510	22,006
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,632,771)		13,048,437
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	3,492,667	3,492,667
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	4,184,995	4,184,995
TOTAL MONEY MARKET FUNDS (Cost $7,677,662)		7,677,662
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $375,226,032)		416,735,444
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(5,645,150)
NET ASSETS - 100%		$ 411,090,294
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,733,446 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,219
Fidelity Securities Lending Cash Central Fund	20,057
Total	$ 21,276
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 86,460,106	$ 80,824,718	$ 5,635,388	$ -
Consumer Staples	42,764,486	39,546,560	3,217,926	-
Energy	5,553,911	5,553,911	-	-
Financials	86,750,803	79,860,978	6,889,825	-
Health Care	24,645,248	22,957,755	1,687,493	-
Industrials	61,631,373	61,631,373	-	-
Information Technology	74,531,711	62,278,575	12,253,136	-
Materials	14,880,683	13,559,746	1,320,937	-
Telecommunication Services	9,560,432	9,560,432	-	-
Utilities	2,279,029	2,279,029	-	-
Money Market Funds	7,677,662	7,677,662	-	-
Total Investments in Securities:	$ 416,735,444	$ 385,730,739	$ 31,004,705	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,132,566
Level 2 to Level 1	$ 1,545,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,032,182) - See accompanying schedule: Unaffiliated issuers (cost $367,548,370)	$ 409,057,782
Fidelity Central Funds (cost $7,677,662)	7,677,662
Total Investments (cost $375,226,032)		$ 416,735,444
Foreign currency held at value (cost $30)		278
Receivable for investments sold		5,155,834
Receivable for fund shares sold		313,217
Dividends receivable		912,018
Distributions receivable from Fidelity Central Funds		2,829
Prepaid expenses		247
Other receivables		28,332
Total assets		423,148,199

Liabilities
Payable for investments purchased	$ 6,247,494
Payable for fund shares redeemed	439,236
Accrued management fee	276,196
Distribution and service plan fees payable	105,541
Other affiliated payables	105,887
Other payables and accrued expenses	698,556
Collateral on securities loaned, at value	4,184,995
Total liabilities		12,057,905

Net Assets		$ 411,090,294
Net Assets consist of:
Paid in capital		$ 427,285,429
Undistributed net investment income		122,583
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,251,298)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,933,580
Net Assets		$ 411,090,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,208,177 ÷ 6,081,368 shares)	$ 22.23

Maximum offering price per share (100/94.25 of $22.23)	$ 23.59
Class T: Net Asset Value and redemption price per share ($50,908,125 ÷ 2,294,687 shares)	$ 22.19

Maximum offering price per share (100/96.50 of $22.19)	$ 22.99
Class B: Net Asset Value and offering price per share ($8,785,907 ÷ 404,573 shares)A	$ 21.72

Class C: Net Asset Value and offering price per share ($57,425,146 ÷ 2,650,280 shares)A	$ 21.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($158,058,159 ÷ 7,085,176 shares)	$ 22.31

Class Z: Net Asset Value, offering price and redemption price per share ($704,780 ÷ 31,615 shares)	$ 22.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,640,420
Interest		2
Income from Fidelity Central Funds		21,276
Income before foreign taxes withheld		3,661,698
Less foreign taxes withheld		(326,935)
Total income		3,334,763

Expenses
Management fee	$ 1,624,327
Transfer agent fees	544,135
Distribution and service plan fees	644,396
Accounting and security lending fees	105,664
Custodian fees and expenses	154,458
Independent trustees' compensation	804
Registration fees	64,934
Audit	54,726
Legal	960
Miscellaneous	21,269
Total expenses		3,215,673
Net investment income (loss)		119,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,328,391)
Foreign currency transactions	(179,979)
Total net realized gain (loss)		(4,508,370)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $341,639)	(2,480,428)
Assets and liabilities in foreign currencies	24,923
Total change in net unrealized appreciation (depreciation)		(2,455,505)
Net gain (loss)		(6,963,875)
Net increase (decrease) in net assets resulting from operations		$ (6,844,785)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,090	$ 1,405,290
Net realized gain (loss)	(4,508,370)	41,473,017
Change in net unrealized appreciation (depreciation)	(2,455,505)	2,826,987
Net increase (decrease) in net assets resulting from operations	(6,844,785)	45,705,294
Distributions to shareholders from net investment income	(1,113,220)	(3,939,467)
Distributions to shareholders from net realized gain	(185,954)	-
Total distributions	(1,299,174)	(3,939,467)
Share transactions - net increase (decrease)	(7,559,605)	(61,785,803)
Redemption fees	13,497	43,406
Total increase (decrease) in net assets	(15,690,067)	(19,976,570)

Net Assets
Beginning of period	426,780,361	446,756,931
End of period (including undistributed net investment income of $122,583 and undistributed net investment income of $1,116,713, respectively)	$ 411,090,294	$ 426,780,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20	$ 12.59
Income from Investment Operations
Net investment income (loss) E	.01	.08	.22	.21	.12	.10
Net realized and unrealized gain (loss)	(.34)	2.23	(.06)	(3.19)	4.59	6.64
Total from investment operations	(.33)	2.31	.16	(2.98)	4.71	6.74
Distributions from net investment income	(.05)	(.20)	(.15)	(.11)	(.07)	(.14)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.06)	(.20)	(.15)	(.24)	(.20)	(.14)
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 22.23	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20
Total Return B,C,D	(1.45)%	11.34%	.80%	(12.69)%	24.69%	54.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.56%	1.54%	1.54%	1.56%	1.60%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.54%	1.54%	1.56%	1.60%
Expenses net of all reductions	1.55% A	1.50%	1.48%	1.47%	1.50%	1.53%
Net investment income (loss)	.09% A	.38%	1.07%	.92%	.59%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,208	$ 146,378	$ 160,464	$ 202,477	$ 286,970	$ 216,187
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14	$ 12.49
Income from Investment Operations
Net investment income (loss) E	(.02)	.03	.16	.15	.07	.07
Net realized and unrealized gain (loss)	(.33)	2.22	(.06)	(3.18)	4.57	6.64
Total from investment operations	(.35)	2.25	.10	(3.03)	4.64	6.71
Distributions from net investment income	- I	(.14)	(.09)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.01)	(.14)	(.09)	(.16) J	(.17)	(.07)
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 22.19	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14
Total Return B,C,D	(1.54)%	11.06%	.49%	(12.89)%	24.38%	54.17%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.81%	1.80%	1.79%	1.81%	1.87%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.80%	1.79%	1.81%	1.85%
Expenses net of all reductions	1.81% A	1.76%	1.73%	1.73%	1.76%	1.78%
Net investment income (loss)	(.16)% A	.13%	.81%	.66%	.33%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,908	$ 55,797	$ 58,919	$ 73,146	$ 104,417	$ 86,959
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80	$ 12.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	.06	.04	(.03)	(.01)
Net realized and unrealized gain (loss)	(.32)	2.18	(.06)	(3.13)	4.49	6.55
Total from investment operations	(.39)	2.10	-	(3.09)	4.46	6.54
Distributions from net investment income	-	(.02)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.03)	(.12)	-
Total distributions	-	(.02)	-	(.03) J	(.12)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 21.72	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80
Total Return B,C,D	(1.76)%	10.50%	-%	(13.33)%	23.77%	53.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.30% A	2.31%	2.29%	2.29%	2.32%	2.36%
Expenses net of fee waivers, if any	2.30% A	2.31%	2.29%	2.29%	2.32%	2.35%
Expenses net of all reductions	2.30% A	2.26%	2.23%	2.22%	2.26%	2.28%
Net investment income (loss)	(.66)% A	(.37)%	.32%	.16%	(.17)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,786	$ 11,391	$ 15,994	$ 21,304	$ 31,159	$ 27,580
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80	$ 12.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	.06	.04	(.03)	(.01)
Net realized and unrealized gain (loss)	(.32)	2.18	(.06)	(3.12)	4.49	6.54
Total from investment operations	(.39)	2.10	-	(3.08)	4.46	6.53
Distributions from net investment income	-	(.04)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.05)	(.13)	-
Total distributions	-	(.04)	-	(.06)	(.13)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 21.67	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80
Total Return B,C,D	(1.77)%	10.49%	-%	(13.33)%	23.80%	53.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.30% A	2.31%	2.29%	2.28%	2.30%	2.34%
Expenses net of fee waivers, if any	2.30% A	2.30%	2.29%	2.28%	2.30%	2.34%
Expenses net of all reductions	2.30% A	2.25%	2.23%	2.22%	2.24%	2.28%
Net investment income (loss)	(.66)% A	(.37)%	.32%	.17%	(.15)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,425	$ 62,532	$ 65,598	$ 80,855	$ 106,711	$ 83,939
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.05	.15	.28	.29	.20	.15
Net realized and unrealized gain (loss)	(.34)	2.25	(.06)	(3.21)	4.62	6.65
Total from investment operations	(.29)	2.40	.22	(2.92)	4.82	6.80
Distributions from net investment income	(.12)	(.28)	(.24)	(.20)	(.11)	(.23)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.13)	(.28)	(.24)	(.33)	(.24)	(.23)
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	.01
Net asset value, end of period	$ 22.31	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29
Total Return B,C	(1.26)%	11.73%	1.08%	(12.41)%	25.15%	54.97%
Ratios to Average Net Assets E,G
Expenses before reductions	1.21% A	1.23%	1.22%	1.21%	1.22%	1.30%
Expenses net of fee waivers, if any	1.21% A	1.22%	1.22%	1.21%	1.22%	1.30%
Expenses net of all reductions	1.21% A	1.18%	1.16%	1.14%	1.17%	1.23%
Net investment income (loss)	.44% A	.71%	1.39%	1.25%	.93%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,058	$ 150,576	$ 145,782	$ 138,312	$ 184,789	$ 106,713
Portfolio turnover rate F	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.06	.03
Net realized and unrealized gain (loss)	(.33)	1.37
Total from investment operations	(.27)	1.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.17)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 22.29	$ 22.73
Total Return B,C	(1.17)%	6.56%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.05% A
Expenses net of fee waivers, if any	1.04% A	1.05% A
Expenses net of all reductions	1.04% A	1.00% A
Net investment income (loss)	.60% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 705	$ 107
Portfolio turnover rate F	100% A	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 54,183,084
Gross unrealized depreciation	(14,121,981)
Net unrealized appreciation (depreciation) on securities and other investments	$ 40,061,103

Tax cost	$ 376,674,341

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (51,004,288)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,119,094 and $213,770,576, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 171,654	$ 4,140
Class T	.25%	.25%	128,870	1,530
Class B	.75%	.25%	49,655	37,453
Class C	.75%	.25%	294,217	31,800
			$ 644,396	$ 74,923

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,316
Class T	5,481
Class B*	6,588
Class C*	2,973
$ 57,358

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 207,582.30
Class T	79,523.31
Class B	15,005.30
Class C	89,034.30
Institutional Class	152,845.21
Class Z	146.05
	$ 544,135

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $441 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,057. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 314,530	$ 1,535,570
Class T	2,453	390,398
Class B	-	16,014
Class C	-	114,064
Institutional Class	791,098	1,883,421
Class Z	5,139	-
Total	$ 1,113,220	$ 3,939,467
From net realized gain
Class A	$ 77,028	$ -
Class T	29,431	-
Institutional Class	79,110	-
Class Z	385	-
Total	$ 185,954	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class A
Shares sold	616,672	1,531,175	$ 13,492,549	$ 33,017,349
Reinvestment of distributions	16,163	66,573	356,881	1,392,653
Shares redeemed	(1,023,807)	(2,949,139)	(22,219,541)	(63,054,707)
Net increase (decrease)	(390,972)	(1,351,391)	$ (8,370,111)	$ (28,644,705)
Class T
Shares sold	172,791	561,309	$ 3,767,248	$ 12,048,127
Reinvestment of distributions	1,397	17,796	30,812	372,006
Shares redeemed	(354,184)	(986,849)	(7,664,029)	(20,912,996)
Net increase (decrease)	(179,996)	(407,744)	$ (3,865,969)	$ (8,492,863)
Class B
Shares sold	6,662	34,695	$ 141,885	$ 732,488
Reinvestment of distributions	-	627	-	12,965
Shares redeemed	(117,224)	(318,597)	(2,496,551)	(6,698,614)
Net increase (decrease)	(110,562)	(283,275)	$ (2,354,666)	$ (5,953,161)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class C
Shares sold	263,234	507,210	$ 5,623,441	$ 10,683,514
Reinvestment of distributions	-	4,797	-	98,768
Shares redeemed	(447,291)	(957,148)	(9,390,914)	(19,925,235)
Net increase (decrease)	(184,057)	(445,141)	$ (3,767,473)	$ (9,142,953)
Institutional Class
Shares sold	819,963	1,298,034	$ 18,062,614	$ 27,937,972
Reinvestment of distributions	36,756	84,781	813,036	1,776,730
Shares redeemed	(397,421)	(1,828,795)	(8,679,540)	(39,366,823)
Net increase (decrease)	459,298	(445,980)	$ 10,196,110	$ (9,652,121)
Class Z
Shares sold	30,873	4,688	$ 687,216	$ 100,000
Reinvestment of distributions	250	-	5,524	-
Shares redeemed	(4,196)	-	(90,236)	-
Net increase (decrease)	26,927	4,688	$ 602,504	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

FAEMI-USAN-0614
1.800640.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.55%
Actual		$ 1,000.00	$ 985.50	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class T	1.81%
Actual		$ 1,000.00	$ 984.60	$ 8.91
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Class B	2.30%
Actual		$ 1,000.00	$ 982.40	$ 11.31
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
Class C	2.30%
Actual		$ 1,000.00	$ 982.30	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
Institutional Class	1.21%
Actual		$ 1,000.00	$ 987.40	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,018.79	$ 6.06
Class Z	1.04%
Actual		$ 1,000.00	$ 988.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.7	4.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.1	1.7
Hyundai Motor Co. (Korea (South), Automobiles)	1.5	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.5	1.4
	12.8
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	26.7
Consumer Discretionary	21.2	20.6
Information Technology	18.2	14.6
Industrials	15.0	13.1
Consumer Staples	10.3	11.3
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	10.0	11.4
Brazil	9.5	11.7
Korea (South)	9.0	8.1
Cayman Islands	8.7	7.7
South Africa	7.6	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 99.5%	Stocks 99.8%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.0%
iProperty Group Ltd. (a)	534,595	$ 1,291,261
SEEK Ltd.	87,552	1,359,935
Sydney Airport unit	346,004	1,356,467
TOTAL AUSTRALIA		4,007,663
Bailiwick of Jersey - 0.4%
WPP PLC	73,600	1,586,934
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	1,296,000	2,002,603
Credicorp Ltd. (United States)	20,914	3,121,415
TOTAL BERMUDA		5,124,018
Brazil - 6.7%
BB Seguridade Participacoes SA	218,000	2,554,699
CCR SA	307,900	2,409,622
Cielo SA	178,860	3,168,503
Estacio Participacoes SA	194,600	2,084,112
Iguatemi Empresa de Shopping Centers SA	184,900	1,838,427
Kroton Educacional SA	96,400	2,064,834
Linx SA	63,700	1,390,130
Multiplan Empreendimentos Imobiliarios SA	84,608	1,869,933
Odontoprev SA	417,100	1,674,199
Qualicorp SA (a)	190,900	1,855,277
Souza Cruz SA	218,300	1,992,333
Ultrapar Participacoes SA	103,600	2,600,977
Weg SA	177,615	2,143,568
TOTAL BRAZIL		27,646,614
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	63,800	1,733,446
Canada - 0.3%
Valeant Pharmaceuticals International (Canada) (a)	10,900	1,457,610
Cayman Islands - 8.7%
51job, Inc. sponsored ADR (a)(d)	24,345	1,641,827
Airtac International Group	148,000	1,592,084
Autohome, Inc. ADR Class A (d)	44,200	1,415,726
Baidu.com, Inc. sponsored ADR (a)	12,713	1,955,895
Baoxin Auto Group Ltd.	39,000	29,428
Biostime International Holdings Ltd.	243,000	1,614,160
Bitauto Holdings Ltd. ADR (a)	53,655	1,922,459
Cimc Enric Holdings Ltd.	1,044,000	1,510,867
ENN Energy Holdings Ltd.	326,000	2,279,029
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Ginko International Co. Ltd.	52,000	$ 873,979
Greatview Aseptic Pack Co. Ltd.	2,706,000	1,650,904
Haitian International Holdings Ltd.	680,000	1,370,008
Melco Crown Entertainment Ltd. sponsored ADR	39,300	1,343,274
MGM China Holdings Ltd.	396,000	1,379,088
Sands China Ltd.	217,800	1,590,037
Shenzhou International Group Holdings Ltd.	488,000	1,680,599
SouFun Holdings Ltd. ADR	133,485	1,571,118
Tencent Holdings Ltd.	140,100	8,731,685
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	43,865	1,491,410
TOTAL CAYMAN ISLANDS		35,643,577
Chile - 0.0%
Quinenco SA	2,951	6,537
China - 1.7%
China Pacific Insurance Group Co. Ltd. (H Shares)	773,600	2,424,687
PICC Property & Casualty Co. Ltd. (H Shares)	1,328,500	1,751,239
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	414,000	3,062,434
TOTAL CHINA		7,238,360
Colombia - 0.5%
Grupo de Inversiones Suramerica SA	117,735	2,296,853
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	34,201	1,552,383
Finland - 0.4%
Kone Oyj (B Shares) (d)	38,300	1,637,636
France - 1.5%
Bureau Veritas SA	51,700	1,577,972
LVMH Moet Hennessy - Louis Vuitton SA	8,015	1,576,205
Pernod Ricard SA	13,700	1,644,269
Safran SA	23,700	1,592,881
TOTAL FRANCE		6,391,327
Greece - 1.2%
Folli Follie SA (a)	47,100	1,633,605
Greek Organization of Football Prognostics SA	115,500	1,842,748
Jumbo SA	93,931	1,518,172
TOTAL GREECE		4,994,525
Common Stocks - continued
	Shares	Value
Hong Kong - 0.8%
AIA Group Ltd.	348,600	$ 1,690,629
Galaxy Entertainment Group Ltd.	193,000	1,514,785
TOTAL HONG KONG		3,205,414
India - 10.0%
Axis Bank Ltd.	70,512	1,781,683
Bajaj Auto Ltd.	60,192	1,908,251
Grasim Industries Ltd.	29,902	1,320,937
Havells India Ltd.	95,718	1,478,102
HCL Technologies Ltd.	86,885	2,020,906
HDFC Bank Ltd.	278,840	3,489,316
Housing Development Finance Corp. Ltd.	281,228	4,186,831
ITC Ltd.	537,954	3,039,175
Larsen & Toubro Ltd.	107,466	2,305,757
Lupin Ltd.	98,895	1,687,493
Mahindra & Mahindra Ltd.	130,037	2,315,937
Mundra Port and SEZ Ltd.	571,376	1,782,856
Sun Pharmaceutical Industries Ltd.	242,959	2,549,025
Tata Consultancy Services Ltd.	99,288	3,603,768
Tata Motors Ltd.	344,277	2,381,454
Titan Co. Ltd.	366,235	1,667,000
Yes Bank Ltd.	252,599	1,845,859
Zee Entertainment Enterprises Ltd.	366,050	1,593,712
TOTAL INDIA		40,958,062
Indonesia - 5.9%
PT ACE Hardware Indonesia Tbk	23,655,800	1,524,333
PT Astra International Tbk	4,237,900	2,721,654
PT Bank Central Asia Tbk	3,148,800	2,995,874
PT Bank Rakyat Indonesia Tbk	3,411,900	2,921,577
PT Global Mediacom Tbk	9,154,500	1,734,062
PT Indocement Tunggal Prakarsa Tbk	954,600	1,812,349
PT Jasa Marga Tbk	3,417,300	1,743,897
PT Kalbe Farma Tbk	14,344,100	1,916,848
PT Media Nusantara Citra Tbk	6,597,900	1,549,392
PT Semen Gresik (Persero) Tbk	1,502,100	1,929,350
PT Surya Citra Media Tbk	6,596,400	1,797,229
PT Tower Bersama Infrastructure Tbk	2,578,700	1,449,773
TOTAL INDONESIA		24,096,338
Common Stocks - continued
	Shares	Value
Italy - 0.7%
Pirelli & C. S.p.A.	77,600	$ 1,300,513
Prada SpA	212,300	1,695,015
TOTAL ITALY		2,995,528
Japan - 0.8%
Japan Tobacco, Inc.	47,600	1,562,533
SoftBank Corp.	22,800	1,692,688
TOTAL JAPAN		3,255,221
Kenya - 1.2%
East African Breweries Ltd.	459,462	1,547,206
Kenya Commercial Bank Ltd.	2,512,400	1,414,867
Safaricom Ltd.	12,229,800	1,841,287
TOTAL KENYA		4,803,360
Korea (South) - 9.0%
Grand Korea Leisure Co. Ltd.	36,040	1,501,812
Hotel Shilla Co.	15,834	1,331,889
Hyundai Mobis	12,617	3,602,764
Hyundai Motor Co.	27,375	6,094,521
KEPCO Plant Service & Engineering Co. Ltd.	22,717	1,477,671
Naver Corp.	5,312	3,794,653
Samsung Electronics Co. Ltd.	14,897	19,365,665
TOTAL KOREA (SOUTH)		37,168,975
Luxembourg - 0.5%
Brait SA	352,222	1,897,288
Malaysia - 0.9%
Astro Malaysia Holdings Bhd	1,418,700	1,448,052
Public Bank Bhd	363,100	2,241,482
TOTAL MALAYSIA		3,689,534
Mexico - 5.7%
Alfa SA de CV Series A	828,000	2,180,321
Banregio Grupo Financiero S.A.B. de CV	263,666	1,523,822
El Puerto de Liverpool S.A.B. de CV Class C	124,534	1,282,488
Fomento Economico Mexicano S.A.B. de CV unit	383,000	3,495,165
Gruma S.A.B. de CV Series B (a)	202,000	1,784,576
Grupo Aeroportuario del Pacifico SA de CV Series B	307,921	1,851,845
Grupo Aeroportuario del Sureste SA de CV Series B	151,700	1,856,195
Grupo Aeroportuario Norte S.A.B. de CV	327,700	1,204,069
Grupo Financiero Banorte S.A.B. de CV Series O	500,300	3,316,659
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV	541,300	$ 3,550,810
Megacable Holdings S.A.B. de CV unit	370,284	1,468,654
TOTAL MEXICO		23,514,604
Netherlands - 0.4%
Yandex NV (a)	57,093	1,512,965
Nigeria - 1.2%
Dangote Cement PLC	1,017,266	1,431,138
Guaranty Trust Bank PLC GDR (Reg. S)	223,954	1,881,214
Nigerian Breweries PLC	1,625,358	1,517,608
TOTAL NIGERIA		4,829,960
Panama - 0.4%
Copa Holdings SA Class A	11,752	1,589,811
Philippines - 4.2%
Alliance Global Group, Inc.	2,904,700	2,029,869
Ayala Corp.	126,530	1,771,278
DMCI Holdings, Inc.	1,193,040	1,921,711
GT Capital Holdings, Inc.	77,800	1,513,238
International Container Terminal Services, Inc.	361,940	877,750
LT Group, Inc.	4,229,300	1,736,314
Metropolitan Bank & Trust Co.	927,273	1,761,975
Security Bank Corp.	667,910	1,799,574
SM Investments Corp.	120,796	1,964,713
SM Prime Holdings, Inc.	5,381,200	1,970,189
TOTAL PHILIPPINES		17,346,611
Russia - 2.4%
Magnit OJSC GDR (Reg. S)	64,866	3,051,945
NOVATEK OAO GDR (Reg. S)	28,586	2,952,934
Sberbank (Savings Bank of the Russian Federation)	1,849,800	3,764,505
TOTAL RUSSIA		9,769,384
South Africa - 7.6%
Aspen Pharmacare Holdings Ltd.	105,793	2,815,348
Bidvest Group Ltd.	94,026	2,578,442
Clicks Group Ltd.	275,260	1,678,431
Discovery Holdings Ltd.	240,489	2,084,749
Life Healthcare Group Holdings Ltd.	567,793	2,254,333
Mr Price Group Ltd.	139,500	2,099,030
MTN Group Ltd.	228,400	4,576,684
Nampak Ltd.	551,543	2,055,082
Common Stocks - continued
	Shares	Value
South Africa - continued
Naspers Ltd. Class N	62,500	$ 5,893,256
Remgro Ltd.	126,100	2,536,863
Shoprite Holdings Ltd.	151,815	2,535,277
TOTAL SOUTH AFRICA		31,107,495
Sweden - 0.7%
Atlas Copco AB (A Shares)	54,300	1,571,662
Investment AB Kinnevik (B Shares)	36,500	1,282,681
TOTAL SWEDEN		2,854,343
Switzerland - 1.4%
Compagnie Financiere Richemont SA Series A	15,769	1,600,013
Dufry AG (a)	7,560	1,248,976
SGS SA (Reg.)	600	1,496,421
Swatch Group AG (Bearer)	2,390	1,532,956
TOTAL SWITZERLAND		5,878,366
Taiwan - 5.4%
Delta Electronics, Inc.	390,000	2,391,805
ECLAT Textile Co. Ltd.	127,000	1,389,336
Giant Manufacturing Co. Ltd.	211,000	1,650,760
HIWIN Technologies Corp.	151,000	1,436,641
Merida Industry Co. Ltd.	249,000	1,667,402
St.Shine Optical Co. Ltd.	71,000	1,504,003
Taiwan Semiconductor Manufacturing Co. Ltd.	3,115,000	12,253,136
TOTAL TAIWAN		22,293,083
Thailand - 2.5%
Airports of Thailand PCL (For. Reg.)	324,600	1,956,026
Bangkok Dusit Medical Service PCL (For. Reg.)	3,490,000	1,596,168
Central Pattana PCL (For. Reg.)	1,248,700	1,746,096
Kasikornbank PCL (For. Reg.)	526,200	3,195,250
Minor International PCL (For. Reg.)	2,211,000	1,680,797
TOTAL THAILAND		10,174,337
Togo - 0.1%
Ecobank Transnational, Inc.	4,322,471	363,233
Turkey - 2.0%
Anadolu Hayat Sigorta A/S	304,037	636,425
Coca-Cola Icecek Sanayi A/S	75,050	1,757,582
Enka Insaat ve Sanayi A/S	634,888	1,924,313
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	245,000	$ 1,960,882
Tofas Turk Otomobil Fabrikasi A/S	304,538	1,860,501
TOTAL TURKEY		8,139,703
United Arab Emirates - 0.4%
First Gulf Bank PJSC	319,671	1,510,037
United Kingdom - 4.1%
Aberdeen Asset Management PLC	201,900	1,488,999
Alabama Noor Hospitals Group PLC	84,104	1,417,172
British American Tobacco PLC (United Kingdom)	29,600	1,709,252
Burberry Group PLC	60,668	1,521,113
Diageo PLC	49,239	1,508,674
Intertek Group PLC	31,100	1,525,919
Johnson Matthey PLC	25,882	1,430,274
Meggitt PLC	169,600	1,365,043
Mondi PLC	95,988	1,592,300
Prudential PLC	70,417	1,618,826
Rolls-Royce Group PLC	93,265	1,653,421
TOTAL UNITED KINGDOM		16,830,993
United States of America - 3.6%
Colgate-Palmolive Co.	26,272	1,768,106
FMC Corp.	21,537	1,658,349
Google, Inc. Class C (a)	2,600	1,369,316
Kansas City Southern	16,620	1,676,626
MasterCard, Inc. Class A	22,900	1,684,295
Mead Johnson Nutrition Co. Class A	20,030	1,767,848
Philip Morris International, Inc.	19,053	1,627,698
Visa, Inc. Class A	7,900	1,600,619
Yahoo!, Inc. (a)	48,800	1,754,360
TOTAL UNITED STATES OF AMERICA		14,907,217
TOTAL COMMON STOCKS (Cost $353,915,599)		396,009,345
Nonconvertible Preferred Stocks - 3.2%
	Shares	Value
Brazil - 2.8%
Ambev SA sponsored ADR	729,180	$ 5,286,555
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	2,939	139,779
Itau Unibanco Holding SA sponsored ADR	372,255	6,090,092
TOTAL BRAZIL		11,516,426
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,232,243	1,510,005
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	13,033,510	22,006
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,632,771)		13,048,437
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	3,492,667	3,492,667
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	4,184,995	4,184,995
TOTAL MONEY MARKET FUNDS (Cost $7,677,662)		7,677,662
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $375,226,032)		416,735,444
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(5,645,150)
NET ASSETS - 100%		$ 411,090,294
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,733,446 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,219
Fidelity Securities Lending Cash Central Fund	20,057
Total	$ 21,276
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 86,460,106	$ 80,824,718	$ 5,635,388	$ -
Consumer Staples	42,764,486	39,546,560	3,217,926	-
Energy	5,553,911	5,553,911	-	-
Financials	86,750,803	79,860,978	6,889,825	-
Health Care	24,645,248	22,957,755	1,687,493	-
Industrials	61,631,373	61,631,373	-	-
Information Technology	74,531,711	62,278,575	12,253,136	-
Materials	14,880,683	13,559,746	1,320,937	-
Telecommunication Services	9,560,432	9,560,432	-	-
Utilities	2,279,029	2,279,029	-	-
Money Market Funds	7,677,662	7,677,662	-	-
Total Investments in Securities:	$ 416,735,444	$ 385,730,739	$ 31,004,705	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,132,566
Level 2 to Level 1	$ 1,545,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,032,182) - See accompanying schedule: Unaffiliated issuers (cost $367,548,370)	$ 409,057,782
Fidelity Central Funds (cost $7,677,662)	7,677,662
Total Investments (cost $375,226,032)		$ 416,735,444
Foreign currency held at value (cost $30)		278
Receivable for investments sold		5,155,834
Receivable for fund shares sold		313,217
Dividends receivable		912,018
Distributions receivable from Fidelity Central Funds		2,829
Prepaid expenses		247
Other receivables		28,332
Total assets		423,148,199

Liabilities
Payable for investments purchased	$ 6,247,494
Payable for fund shares redeemed	439,236
Accrued management fee	276,196
Distribution and service plan fees payable	105,541
Other affiliated payables	105,887
Other payables and accrued expenses	698,556
Collateral on securities loaned, at value	4,184,995
Total liabilities		12,057,905

Net Assets		$ 411,090,294
Net Assets consist of:
Paid in capital		$ 427,285,429
Undistributed net investment income		122,583
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,251,298)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,933,580
Net Assets		$ 411,090,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,208,177 ÷ 6,081,368 shares)	$ 22.23

Maximum offering price per share (100/94.25 of $22.23)	$ 23.59
Class T: Net Asset Value and redemption price per share ($50,908,125 ÷ 2,294,687 shares)	$ 22.19

Maximum offering price per share (100/96.50 of $22.19)	$ 22.99
Class B: Net Asset Value and offering price per share ($8,785,907 ÷ 404,573 shares)A	$ 21.72

Class C: Net Asset Value and offering price per share ($57,425,146 ÷ 2,650,280 shares)A	$ 21.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($158,058,159 ÷ 7,085,176 shares)	$ 22.31

Class Z: Net Asset Value, offering price and redemption price per share ($704,780 ÷ 31,615 shares)	$ 22.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,640,420
Interest		2
Income from Fidelity Central Funds		21,276
Income before foreign taxes withheld		3,661,698
Less foreign taxes withheld		(326,935)
Total income		3,334,763

Expenses
Management fee	$ 1,624,327
Transfer agent fees	544,135
Distribution and service plan fees	644,396
Accounting and security lending fees	105,664
Custodian fees and expenses	154,458
Independent trustees' compensation	804
Registration fees	64,934
Audit	54,726
Legal	960
Miscellaneous	21,269
Total expenses		3,215,673
Net investment income (loss)		119,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,328,391)
Foreign currency transactions	(179,979)
Total net realized gain (loss)		(4,508,370)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $341,639)	(2,480,428)
Assets and liabilities in foreign currencies	24,923
Total change in net unrealized appreciation (depreciation)		(2,455,505)
Net gain (loss)		(6,963,875)
Net increase (decrease) in net assets resulting from operations		$ (6,844,785)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,090	$ 1,405,290
Net realized gain (loss)	(4,508,370)	41,473,017
Change in net unrealized appreciation (depreciation)	(2,455,505)	2,826,987
Net increase (decrease) in net assets resulting from operations	(6,844,785)	45,705,294
Distributions to shareholders from net investment income	(1,113,220)	(3,939,467)
Distributions to shareholders from net realized gain	(185,954)	-
Total distributions	(1,299,174)	(3,939,467)
Share transactions - net increase (decrease)	(7,559,605)	(61,785,803)
Redemption fees	13,497	43,406
Total increase (decrease) in net assets	(15,690,067)	(19,976,570)

Net Assets
Beginning of period	426,780,361	446,756,931
End of period (including undistributed net investment income of $122,583 and undistributed net investment income of $1,116,713, respectively)	$ 411,090,294	$ 426,780,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20	$ 12.59
Income from Investment Operations
Net investment income (loss) E	.01	.08	.22	.21	.12	.10
Net realized and unrealized gain (loss)	(.34)	2.23	(.06)	(3.19)	4.59	6.64
Total from investment operations	(.33)	2.31	.16	(2.98)	4.71	6.74
Distributions from net investment income	(.05)	(.20)	(.15)	(.11)	(.07)	(.14)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.06)	(.20)	(.15)	(.24)	(.20)	(.14)
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 22.23	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20
Total Return B,C,D	(1.45)%	11.34%	.80%	(12.69)%	24.69%	54.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.56%	1.54%	1.54%	1.56%	1.60%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.54%	1.54%	1.56%	1.60%
Expenses net of all reductions	1.55% A	1.50%	1.48%	1.47%	1.50%	1.53%
Net investment income (loss)	.09% A	.38%	1.07%	.92%	.59%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,208	$ 146,378	$ 160,464	$ 202,477	$ 286,970	$ 216,187
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14	$ 12.49
Income from Investment Operations
Net investment income (loss) E	(.02)	.03	.16	.15	.07	.07
Net realized and unrealized gain (loss)	(.33)	2.22	(.06)	(3.18)	4.57	6.64
Total from investment operations	(.35)	2.25	.10	(3.03)	4.64	6.71
Distributions from net investment income	- I	(.14)	(.09)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.01)	(.14)	(.09)	(.16) J	(.17)	(.07)
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 22.19	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14
Total Return B,C,D	(1.54)%	11.06%	.49%	(12.89)%	24.38%	54.17%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.81%	1.80%	1.79%	1.81%	1.87%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.80%	1.79%	1.81%	1.85%
Expenses net of all reductions	1.81% A	1.76%	1.73%	1.73%	1.76%	1.78%
Net investment income (loss)	(.16)% A	.13%	.81%	.66%	.33%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,908	$ 55,797	$ 58,919	$ 73,146	$ 104,417	$ 86,959
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80	$ 12.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	.06	.04	(.03)	(.01)
Net realized and unrealized gain (loss)	(.32)	2.18	(.06)	(3.13)	4.49	6.55
Total from investment operations	(.39)	2.10	-	(3.09)	4.46	6.54
Distributions from net investment income	-	(.02)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.03)	(.12)	-
Total distributions	-	(.02)	-	(.03) J	(.12)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 21.72	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80
Total Return B,C,D	(1.76)%	10.50%	-%	(13.33)%	23.77%	53.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.30% A	2.31%	2.29%	2.29%	2.32%	2.36%
Expenses net of fee waivers, if any	2.30% A	2.31%	2.29%	2.29%	2.32%	2.35%
Expenses net of all reductions	2.30% A	2.26%	2.23%	2.22%	2.26%	2.28%
Net investment income (loss)	(.66)% A	(.37)%	.32%	.16%	(.17)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,786	$ 11,391	$ 15,994	$ 21,304	$ 31,159	$ 27,580
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80	$ 12.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	.06	.04	(.03)	(.01)
Net realized and unrealized gain (loss)	(.32)	2.18	(.06)	(3.12)	4.49	6.54
Total from investment operations	(.39)	2.10	-	(3.08)	4.46	6.53
Distributions from net investment income	-	(.04)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.05)	(.13)	-
Total distributions	-	(.04)	-	(.06)	(.13)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 21.67	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80
Total Return B,C,D	(1.77)%	10.49%	-%	(13.33)%	23.80%	53.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.30% A	2.31%	2.29%	2.28%	2.30%	2.34%
Expenses net of fee waivers, if any	2.30% A	2.30%	2.29%	2.28%	2.30%	2.34%
Expenses net of all reductions	2.30% A	2.25%	2.23%	2.22%	2.24%	2.28%
Net investment income (loss)	(.66)% A	(.37)%	.32%	.17%	(.15)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,425	$ 62,532	$ 65,598	$ 80,855	$ 106,711	$ 83,939
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.05	.15	.28	.29	.20	.15
Net realized and unrealized gain (loss)	(.34)	2.25	(.06)	(3.21)	4.62	6.65
Total from investment operations	(.29)	2.40	.22	(2.92)	4.82	6.80
Distributions from net investment income	(.12)	(.28)	(.24)	(.20)	(.11)	(.23)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.13)	(.28)	(.24)	(.33)	(.24)	(.23)
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	.01
Net asset value, end of period	$ 22.31	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29
Total Return B,C	(1.26)%	11.73%	1.08%	(12.41)%	25.15%	54.97%
Ratios to Average Net Assets E,G
Expenses before reductions	1.21% A	1.23%	1.22%	1.21%	1.22%	1.30%
Expenses net of fee waivers, if any	1.21% A	1.22%	1.22%	1.21%	1.22%	1.30%
Expenses net of all reductions	1.21% A	1.18%	1.16%	1.14%	1.17%	1.23%
Net investment income (loss)	.44% A	.71%	1.39%	1.25%	.93%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,058	$ 150,576	$ 145,782	$ 138,312	$ 184,789	$ 106,713
Portfolio turnover rate F	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.06	.03
Net realized and unrealized gain (loss)	(.33)	1.37
Total from investment operations	(.27)	1.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.17)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 22.29	$ 22.73
Total Return B,C	(1.17)%	6.56%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.05% A
Expenses net of fee waivers, if any	1.04% A	1.05% A
Expenses net of all reductions	1.04% A	1.00% A
Net investment income (loss)	.60% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 705	$ 107
Portfolio turnover rate F	100% A	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 54,183,084
Gross unrealized depreciation	(14,121,981)
Net unrealized appreciation (depreciation) on securities and other investments	$ 40,061,103

Tax cost	$ 376,674,341

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (51,004,288)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,119,094 and $213,770,576, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 171,654	$ 4,140
Class T	.25%	.25%	128,870	1,530
Class B	.75%	.25%	49,655	37,453
Class C	.75%	.25%	294,217	31,800
			$ 644,396	$ 74,923

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,316
Class T	5,481
Class B*	6,588
Class C*	2,973
$ 57,358

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 207,582.30
Class T	79,523.31
Class B	15,005.30
Class C	89,034.30
Institutional Class	152,845.21
Class Z	146.05
	$ 544,135

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $441 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,057. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 314,530	$ 1,535,570
Class T	2,453	390,398
Class B	-	16,014
Class C	-	114,064
Institutional Class	791,098	1,883,421
Class Z	5,139	-
Total	$ 1,113,220	$ 3,939,467
From net realized gain
Class A	$ 77,028	$ -
Class T	29,431	-
Institutional Class	79,110	-
Class Z	385	-
Total	$ 185,954	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class A
Shares sold	616,672	1,531,175	$ 13,492,549	$ 33,017,349
Reinvestment of distributions	16,163	66,573	356,881	1,392,653
Shares redeemed	(1,023,807)	(2,949,139)	(22,219,541)	(63,054,707)
Net increase (decrease)	(390,972)	(1,351,391)	$ (8,370,111)	$ (28,644,705)
Class T
Shares sold	172,791	561,309	$ 3,767,248	$ 12,048,127
Reinvestment of distributions	1,397	17,796	30,812	372,006
Shares redeemed	(354,184)	(986,849)	(7,664,029)	(20,912,996)
Net increase (decrease)	(179,996)	(407,744)	$ (3,865,969)	$ (8,492,863)
Class B
Shares sold	6,662	34,695	$ 141,885	$ 732,488
Reinvestment of distributions	-	627	-	12,965
Shares redeemed	(117,224)	(318,597)	(2,496,551)	(6,698,614)
Net increase (decrease)	(110,562)	(283,275)	$ (2,354,666)	$ (5,953,161)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class C
Shares sold	263,234	507,210	$ 5,623,441	$ 10,683,514
Reinvestment of distributions	-	4,797	-	98,768
Shares redeemed	(447,291)	(957,148)	(9,390,914)	(19,925,235)
Net increase (decrease)	(184,057)	(445,141)	$ (3,767,473)	$ (9,142,953)
Institutional Class
Shares sold	819,963	1,298,034	$ 18,062,614	$ 27,937,972
Reinvestment of distributions	36,756	84,781	813,036	1,776,730
Shares redeemed	(397,421)	(1,828,795)	(8,679,540)	(39,366,823)
Net increase (decrease)	459,298	(445,980)	$ 10,196,110	$ (9,652,121)
Class Z
Shares sold	30,873	4,688	$ 687,216	$ 100,000
Reinvestment of distributions	250	-	5,524	-
Shares redeemed	(4,196)	-	(90,236)	-
Net increase (decrease)	26,927	4,688	$ 602,504	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

FAEM-USAN-0614
1.800637.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets

Fund - Class Z

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.55%
Actual		$ 1,000.00	$ 985.50	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class T	1.81%
Actual		$ 1,000.00	$ 984.60	$ 8.91
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Class B	2.30%
Actual		$ 1,000.00	$ 982.40	$ 11.31
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
Class C	2.30%
Actual		$ 1,000.00	$ 982.30	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
Institutional Class	1.21%
Actual		$ 1,000.00	$ 987.40	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,018.79	$ 6.06
Class Z	1.04%
Actual		$ 1,000.00	$ 988.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.7	4.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.1	1.7
Hyundai Motor Co. (Korea (South), Automobiles)	1.5	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.5	1.4
	12.8
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	26.7
Consumer Discretionary	21.2	20.6
Information Technology	18.2	14.6
Industrials	15.0	13.1
Consumer Staples	10.3	11.3
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	10.0	11.4
Brazil	9.5	11.7
Korea (South)	9.0	8.1
Cayman Islands	8.7	7.7
South Africa	7.6	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 99.5%	Stocks 99.8%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.0%
iProperty Group Ltd. (a)	534,595	$ 1,291,261
SEEK Ltd.	87,552	1,359,935
Sydney Airport unit	346,004	1,356,467
TOTAL AUSTRALIA		4,007,663
Bailiwick of Jersey - 0.4%
WPP PLC	73,600	1,586,934
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	1,296,000	2,002,603
Credicorp Ltd. (United States)	20,914	3,121,415
TOTAL BERMUDA		5,124,018
Brazil - 6.7%
BB Seguridade Participacoes SA	218,000	2,554,699
CCR SA	307,900	2,409,622
Cielo SA	178,860	3,168,503
Estacio Participacoes SA	194,600	2,084,112
Iguatemi Empresa de Shopping Centers SA	184,900	1,838,427
Kroton Educacional SA	96,400	2,064,834
Linx SA	63,700	1,390,130
Multiplan Empreendimentos Imobiliarios SA	84,608	1,869,933
Odontoprev SA	417,100	1,674,199
Qualicorp SA (a)	190,900	1,855,277
Souza Cruz SA	218,300	1,992,333
Ultrapar Participacoes SA	103,600	2,600,977
Weg SA	177,615	2,143,568
TOTAL BRAZIL		27,646,614
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	63,800	1,733,446
Canada - 0.3%
Valeant Pharmaceuticals International (Canada) (a)	10,900	1,457,610
Cayman Islands - 8.7%
51job, Inc. sponsored ADR (a)(d)	24,345	1,641,827
Airtac International Group	148,000	1,592,084
Autohome, Inc. ADR Class A (d)	44,200	1,415,726
Baidu.com, Inc. sponsored ADR (a)	12,713	1,955,895
Baoxin Auto Group Ltd.	39,000	29,428
Biostime International Holdings Ltd.	243,000	1,614,160
Bitauto Holdings Ltd. ADR (a)	53,655	1,922,459
Cimc Enric Holdings Ltd.	1,044,000	1,510,867
ENN Energy Holdings Ltd.	326,000	2,279,029
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Ginko International Co. Ltd.	52,000	$ 873,979
Greatview Aseptic Pack Co. Ltd.	2,706,000	1,650,904
Haitian International Holdings Ltd.	680,000	1,370,008
Melco Crown Entertainment Ltd. sponsored ADR	39,300	1,343,274
MGM China Holdings Ltd.	396,000	1,379,088
Sands China Ltd.	217,800	1,590,037
Shenzhou International Group Holdings Ltd.	488,000	1,680,599
SouFun Holdings Ltd. ADR	133,485	1,571,118
Tencent Holdings Ltd.	140,100	8,731,685
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	43,865	1,491,410
TOTAL CAYMAN ISLANDS		35,643,577
Chile - 0.0%
Quinenco SA	2,951	6,537
China - 1.7%
China Pacific Insurance Group Co. Ltd. (H Shares)	773,600	2,424,687
PICC Property & Casualty Co. Ltd. (H Shares)	1,328,500	1,751,239
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	414,000	3,062,434
TOTAL CHINA		7,238,360
Colombia - 0.5%
Grupo de Inversiones Suramerica SA	117,735	2,296,853
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	34,201	1,552,383
Finland - 0.4%
Kone Oyj (B Shares) (d)	38,300	1,637,636
France - 1.5%
Bureau Veritas SA	51,700	1,577,972
LVMH Moet Hennessy - Louis Vuitton SA	8,015	1,576,205
Pernod Ricard SA	13,700	1,644,269
Safran SA	23,700	1,592,881
TOTAL FRANCE		6,391,327
Greece - 1.2%
Folli Follie SA (a)	47,100	1,633,605
Greek Organization of Football Prognostics SA	115,500	1,842,748
Jumbo SA	93,931	1,518,172
TOTAL GREECE		4,994,525
Common Stocks - continued
	Shares	Value
Hong Kong - 0.8%
AIA Group Ltd.	348,600	$ 1,690,629
Galaxy Entertainment Group Ltd.	193,000	1,514,785
TOTAL HONG KONG		3,205,414
India - 10.0%
Axis Bank Ltd.	70,512	1,781,683
Bajaj Auto Ltd.	60,192	1,908,251
Grasim Industries Ltd.	29,902	1,320,937
Havells India Ltd.	95,718	1,478,102
HCL Technologies Ltd.	86,885	2,020,906
HDFC Bank Ltd.	278,840	3,489,316
Housing Development Finance Corp. Ltd.	281,228	4,186,831
ITC Ltd.	537,954	3,039,175
Larsen & Toubro Ltd.	107,466	2,305,757
Lupin Ltd.	98,895	1,687,493
Mahindra & Mahindra Ltd.	130,037	2,315,937
Mundra Port and SEZ Ltd.	571,376	1,782,856
Sun Pharmaceutical Industries Ltd.	242,959	2,549,025
Tata Consultancy Services Ltd.	99,288	3,603,768
Tata Motors Ltd.	344,277	2,381,454
Titan Co. Ltd.	366,235	1,667,000
Yes Bank Ltd.	252,599	1,845,859
Zee Entertainment Enterprises Ltd.	366,050	1,593,712
TOTAL INDIA		40,958,062
Indonesia - 5.9%
PT ACE Hardware Indonesia Tbk	23,655,800	1,524,333
PT Astra International Tbk	4,237,900	2,721,654
PT Bank Central Asia Tbk	3,148,800	2,995,874
PT Bank Rakyat Indonesia Tbk	3,411,900	2,921,577
PT Global Mediacom Tbk	9,154,500	1,734,062
PT Indocement Tunggal Prakarsa Tbk	954,600	1,812,349
PT Jasa Marga Tbk	3,417,300	1,743,897
PT Kalbe Farma Tbk	14,344,100	1,916,848
PT Media Nusantara Citra Tbk	6,597,900	1,549,392
PT Semen Gresik (Persero) Tbk	1,502,100	1,929,350
PT Surya Citra Media Tbk	6,596,400	1,797,229
PT Tower Bersama Infrastructure Tbk	2,578,700	1,449,773
TOTAL INDONESIA		24,096,338
Common Stocks - continued
	Shares	Value
Italy - 0.7%
Pirelli & C. S.p.A.	77,600	$ 1,300,513
Prada SpA	212,300	1,695,015
TOTAL ITALY		2,995,528
Japan - 0.8%
Japan Tobacco, Inc.	47,600	1,562,533
SoftBank Corp.	22,800	1,692,688
TOTAL JAPAN		3,255,221
Kenya - 1.2%
East African Breweries Ltd.	459,462	1,547,206
Kenya Commercial Bank Ltd.	2,512,400	1,414,867
Safaricom Ltd.	12,229,800	1,841,287
TOTAL KENYA		4,803,360
Korea (South) - 9.0%
Grand Korea Leisure Co. Ltd.	36,040	1,501,812
Hotel Shilla Co.	15,834	1,331,889
Hyundai Mobis	12,617	3,602,764
Hyundai Motor Co.	27,375	6,094,521
KEPCO Plant Service & Engineering Co. Ltd.	22,717	1,477,671
Naver Corp.	5,312	3,794,653
Samsung Electronics Co. Ltd.	14,897	19,365,665
TOTAL KOREA (SOUTH)		37,168,975
Luxembourg - 0.5%
Brait SA	352,222	1,897,288
Malaysia - 0.9%
Astro Malaysia Holdings Bhd	1,418,700	1,448,052
Public Bank Bhd	363,100	2,241,482
TOTAL MALAYSIA		3,689,534
Mexico - 5.7%
Alfa SA de CV Series A	828,000	2,180,321
Banregio Grupo Financiero S.A.B. de CV	263,666	1,523,822
El Puerto de Liverpool S.A.B. de CV Class C	124,534	1,282,488
Fomento Economico Mexicano S.A.B. de CV unit	383,000	3,495,165
Gruma S.A.B. de CV Series B (a)	202,000	1,784,576
Grupo Aeroportuario del Pacifico SA de CV Series B	307,921	1,851,845
Grupo Aeroportuario del Sureste SA de CV Series B	151,700	1,856,195
Grupo Aeroportuario Norte S.A.B. de CV	327,700	1,204,069
Grupo Financiero Banorte S.A.B. de CV Series O	500,300	3,316,659
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV	541,300	$ 3,550,810
Megacable Holdings S.A.B. de CV unit	370,284	1,468,654
TOTAL MEXICO		23,514,604
Netherlands - 0.4%
Yandex NV (a)	57,093	1,512,965
Nigeria - 1.2%
Dangote Cement PLC	1,017,266	1,431,138
Guaranty Trust Bank PLC GDR (Reg. S)	223,954	1,881,214
Nigerian Breweries PLC	1,625,358	1,517,608
TOTAL NIGERIA		4,829,960
Panama - 0.4%
Copa Holdings SA Class A	11,752	1,589,811
Philippines - 4.2%
Alliance Global Group, Inc.	2,904,700	2,029,869
Ayala Corp.	126,530	1,771,278
DMCI Holdings, Inc.	1,193,040	1,921,711
GT Capital Holdings, Inc.	77,800	1,513,238
International Container Terminal Services, Inc.	361,940	877,750
LT Group, Inc.	4,229,300	1,736,314
Metropolitan Bank & Trust Co.	927,273	1,761,975
Security Bank Corp.	667,910	1,799,574
SM Investments Corp.	120,796	1,964,713
SM Prime Holdings, Inc.	5,381,200	1,970,189
TOTAL PHILIPPINES		17,346,611
Russia - 2.4%
Magnit OJSC GDR (Reg. S)	64,866	3,051,945
NOVATEK OAO GDR (Reg. S)	28,586	2,952,934
Sberbank (Savings Bank of the Russian Federation)	1,849,800	3,764,505
TOTAL RUSSIA		9,769,384
South Africa - 7.6%
Aspen Pharmacare Holdings Ltd.	105,793	2,815,348
Bidvest Group Ltd.	94,026	2,578,442
Clicks Group Ltd.	275,260	1,678,431
Discovery Holdings Ltd.	240,489	2,084,749
Life Healthcare Group Holdings Ltd.	567,793	2,254,333
Mr Price Group Ltd.	139,500	2,099,030
MTN Group Ltd.	228,400	4,576,684
Nampak Ltd.	551,543	2,055,082
Common Stocks - continued
	Shares	Value
South Africa - continued
Naspers Ltd. Class N	62,500	$ 5,893,256
Remgro Ltd.	126,100	2,536,863
Shoprite Holdings Ltd.	151,815	2,535,277
TOTAL SOUTH AFRICA		31,107,495
Sweden - 0.7%
Atlas Copco AB (A Shares)	54,300	1,571,662
Investment AB Kinnevik (B Shares)	36,500	1,282,681
TOTAL SWEDEN		2,854,343
Switzerland - 1.4%
Compagnie Financiere Richemont SA Series A	15,769	1,600,013
Dufry AG (a)	7,560	1,248,976
SGS SA (Reg.)	600	1,496,421
Swatch Group AG (Bearer)	2,390	1,532,956
TOTAL SWITZERLAND		5,878,366
Taiwan - 5.4%
Delta Electronics, Inc.	390,000	2,391,805
ECLAT Textile Co. Ltd.	127,000	1,389,336
Giant Manufacturing Co. Ltd.	211,000	1,650,760
HIWIN Technologies Corp.	151,000	1,436,641
Merida Industry Co. Ltd.	249,000	1,667,402
St.Shine Optical Co. Ltd.	71,000	1,504,003
Taiwan Semiconductor Manufacturing Co. Ltd.	3,115,000	12,253,136
TOTAL TAIWAN		22,293,083
Thailand - 2.5%
Airports of Thailand PCL (For. Reg.)	324,600	1,956,026
Bangkok Dusit Medical Service PCL (For. Reg.)	3,490,000	1,596,168
Central Pattana PCL (For. Reg.)	1,248,700	1,746,096
Kasikornbank PCL (For. Reg.)	526,200	3,195,250
Minor International PCL (For. Reg.)	2,211,000	1,680,797
TOTAL THAILAND		10,174,337
Togo - 0.1%
Ecobank Transnational, Inc.	4,322,471	363,233
Turkey - 2.0%
Anadolu Hayat Sigorta A/S	304,037	636,425
Coca-Cola Icecek Sanayi A/S	75,050	1,757,582
Enka Insaat ve Sanayi A/S	634,888	1,924,313
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	245,000	$ 1,960,882
Tofas Turk Otomobil Fabrikasi A/S	304,538	1,860,501
TOTAL TURKEY		8,139,703
United Arab Emirates - 0.4%
First Gulf Bank PJSC	319,671	1,510,037
United Kingdom - 4.1%
Aberdeen Asset Management PLC	201,900	1,488,999
Alabama Noor Hospitals Group PLC	84,104	1,417,172
British American Tobacco PLC (United Kingdom)	29,600	1,709,252
Burberry Group PLC	60,668	1,521,113
Diageo PLC	49,239	1,508,674
Intertek Group PLC	31,100	1,525,919
Johnson Matthey PLC	25,882	1,430,274
Meggitt PLC	169,600	1,365,043
Mondi PLC	95,988	1,592,300
Prudential PLC	70,417	1,618,826
Rolls-Royce Group PLC	93,265	1,653,421
TOTAL UNITED KINGDOM		16,830,993
United States of America - 3.6%
Colgate-Palmolive Co.	26,272	1,768,106
FMC Corp.	21,537	1,658,349
Google, Inc. Class C (a)	2,600	1,369,316
Kansas City Southern	16,620	1,676,626
MasterCard, Inc. Class A	22,900	1,684,295
Mead Johnson Nutrition Co. Class A	20,030	1,767,848
Philip Morris International, Inc.	19,053	1,627,698
Visa, Inc. Class A	7,900	1,600,619
Yahoo!, Inc. (a)	48,800	1,754,360
TOTAL UNITED STATES OF AMERICA		14,907,217
TOTAL COMMON STOCKS (Cost $353,915,599)		396,009,345
Nonconvertible Preferred Stocks - 3.2%
	Shares	Value
Brazil - 2.8%
Ambev SA sponsored ADR	729,180	$ 5,286,555
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	2,939	139,779
Itau Unibanco Holding SA sponsored ADR	372,255	6,090,092
TOTAL BRAZIL		11,516,426
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,232,243	1,510,005
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	13,033,510	22,006
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,632,771)		13,048,437
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	3,492,667	3,492,667
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	4,184,995	4,184,995
TOTAL MONEY MARKET FUNDS (Cost $7,677,662)		7,677,662
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $375,226,032)		416,735,444
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(5,645,150)
NET ASSETS - 100%		$ 411,090,294
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,733,446 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,219
Fidelity Securities Lending Cash Central Fund	20,057
Total	$ 21,276
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 86,460,106	$ 80,824,718	$ 5,635,388	$ -
Consumer Staples	42,764,486	39,546,560	3,217,926	-
Energy	5,553,911	5,553,911	-	-
Financials	86,750,803	79,860,978	6,889,825	-
Health Care	24,645,248	22,957,755	1,687,493	-
Industrials	61,631,373	61,631,373	-	-
Information Technology	74,531,711	62,278,575	12,253,136	-
Materials	14,880,683	13,559,746	1,320,937	-
Telecommunication Services	9,560,432	9,560,432	-	-
Utilities	2,279,029	2,279,029	-	-
Money Market Funds	7,677,662	7,677,662	-	-
Total Investments in Securities:	$ 416,735,444	$ 385,730,739	$ 31,004,705	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,132,566
Level 2 to Level 1	$ 1,545,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,032,182) - See accompanying schedule: Unaffiliated issuers (cost $367,548,370)	$ 409,057,782
Fidelity Central Funds (cost $7,677,662)	7,677,662
Total Investments (cost $375,226,032)		$ 416,735,444
Foreign currency held at value (cost $30)		278
Receivable for investments sold		5,155,834
Receivable for fund shares sold		313,217
Dividends receivable		912,018
Distributions receivable from Fidelity Central Funds		2,829
Prepaid expenses		247
Other receivables		28,332
Total assets		423,148,199

Liabilities
Payable for investments purchased	$ 6,247,494
Payable for fund shares redeemed	439,236
Accrued management fee	276,196
Distribution and service plan fees payable	105,541
Other affiliated payables	105,887
Other payables and accrued expenses	698,556
Collateral on securities loaned, at value	4,184,995
Total liabilities		12,057,905

Net Assets		$ 411,090,294
Net Assets consist of:
Paid in capital		$ 427,285,429
Undistributed net investment income		122,583
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,251,298)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,933,580
Net Assets		$ 411,090,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,208,177 ÷ 6,081,368 shares)	$ 22.23

Maximum offering price per share (100/94.25 of $22.23)	$ 23.59
Class T: Net Asset Value and redemption price per share ($50,908,125 ÷ 2,294,687 shares)	$ 22.19

Maximum offering price per share (100/96.50 of $22.19)	$ 22.99
Class B: Net Asset Value and offering price per share ($8,785,907 ÷ 404,573 shares)A	$ 21.72

Class C: Net Asset Value and offering price per share ($57,425,146 ÷ 2,650,280 shares)A	$ 21.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($158,058,159 ÷ 7,085,176 shares)	$ 22.31

Class Z: Net Asset Value, offering price and redemption price per share ($704,780 ÷ 31,615 shares)	$ 22.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,640,420
Interest		2
Income from Fidelity Central Funds		21,276
Income before foreign taxes withheld		3,661,698
Less foreign taxes withheld		(326,935)
Total income		3,334,763

Expenses
Management fee	$ 1,624,327
Transfer agent fees	544,135
Distribution and service plan fees	644,396
Accounting and security lending fees	105,664
Custodian fees and expenses	154,458
Independent trustees' compensation	804
Registration fees	64,934
Audit	54,726
Legal	960
Miscellaneous	21,269
Total expenses		3,215,673
Net investment income (loss)		119,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,328,391)
Foreign currency transactions	(179,979)
Total net realized gain (loss)		(4,508,370)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $341,639)	(2,480,428)
Assets and liabilities in foreign currencies	24,923
Total change in net unrealized appreciation (depreciation)		(2,455,505)
Net gain (loss)		(6,963,875)
Net increase (decrease) in net assets resulting from operations		$ (6,844,785)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,090	$ 1,405,290
Net realized gain (loss)	(4,508,370)	41,473,017
Change in net unrealized appreciation (depreciation)	(2,455,505)	2,826,987
Net increase (decrease) in net assets resulting from operations	(6,844,785)	45,705,294
Distributions to shareholders from net investment income	(1,113,220)	(3,939,467)
Distributions to shareholders from net realized gain	(185,954)	-
Total distributions	(1,299,174)	(3,939,467)
Share transactions - net increase (decrease)	(7,559,605)	(61,785,803)
Redemption fees	13,497	43,406
Total increase (decrease) in net assets	(15,690,067)	(19,976,570)

Net Assets
Beginning of period	426,780,361	446,756,931
End of period (including undistributed net investment income of $122,583 and undistributed net investment income of $1,116,713, respectively)	$ 411,090,294	$ 426,780,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20	$ 12.59
Income from Investment Operations
Net investment income (loss) E	.01	.08	.22	.21	.12	.10
Net realized and unrealized gain (loss)	(.34)	2.23	(.06)	(3.19)	4.59	6.64
Total from investment operations	(.33)	2.31	.16	(2.98)	4.71	6.74
Distributions from net investment income	(.05)	(.20)	(.15)	(.11)	(.07)	(.14)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.06)	(.20)	(.15)	(.24)	(.20)	(.14)
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 22.23	$ 22.62	$ 20.51	$ 20.50	$ 23.71	$ 19.20
Total Return B,C,D	(1.45)%	11.34%	.80%	(12.69)%	24.69%	54.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.56%	1.54%	1.54%	1.56%	1.60%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.54%	1.54%	1.56%	1.60%
Expenses net of all reductions	1.55% A	1.50%	1.48%	1.47%	1.50%	1.53%
Net investment income (loss)	.09% A	.38%	1.07%	.92%	.59%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,208	$ 146,378	$ 160,464	$ 202,477	$ 286,970	$ 216,187
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14	$ 12.49
Income from Investment Operations
Net investment income (loss) E	(.02)	.03	.16	.15	.07	.07
Net realized and unrealized gain (loss)	(.33)	2.22	(.06)	(3.18)	4.57	6.64
Total from investment operations	(.35)	2.25	.10	(3.03)	4.64	6.71
Distributions from net investment income	- I	(.14)	(.09)	(.04)	(.04)	(.07)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.01)	(.14)	(.09)	(.16) J	(.17)	(.07)
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 22.19	$ 22.55	$ 20.44	$ 20.43	$ 23.61	$ 19.14
Total Return B,C,D	(1.54)%	11.06%	.49%	(12.89)%	24.38%	54.17%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.81%	1.80%	1.79%	1.81%	1.87%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.80%	1.79%	1.81%	1.85%
Expenses net of all reductions	1.81% A	1.76%	1.73%	1.73%	1.76%	1.78%
Net investment income (loss)	(.16)% A	.13%	.81%	.66%	.33%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,908	$ 55,797	$ 58,919	$ 73,146	$ 104,417	$ 86,959
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80	$ 12.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	.06	.04	(.03)	(.01)
Net realized and unrealized gain (loss)	(.32)	2.18	(.06)	(3.13)	4.49	6.55
Total from investment operations	(.39)	2.10	-	(3.09)	4.46	6.54
Distributions from net investment income	-	(.02)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.03)	(.12)	-
Total distributions	-	(.02)	-	(.03) J	(.12)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 21.72	$ 22.11	$ 20.03	$ 20.03	$ 23.14	$ 18.80
Total Return B,C,D	(1.76)%	10.50%	-%	(13.33)%	23.77%	53.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.30% A	2.31%	2.29%	2.29%	2.32%	2.36%
Expenses net of fee waivers, if any	2.30% A	2.31%	2.29%	2.29%	2.32%	2.35%
Expenses net of all reductions	2.30% A	2.26%	2.23%	2.22%	2.26%	2.28%
Net investment income (loss)	(.66)% A	(.37)%	.32%	.16%	(.17)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,786	$ 11,391	$ 15,994	$ 21,304	$ 31,159	$ 27,580
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80	$ 12.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	.06	.04	(.03)	(.01)
Net realized and unrealized gain (loss)	(.32)	2.18	(.06)	(3.12)	4.49	6.54
Total from investment operations	(.39)	2.10	-	(3.08)	4.46	6.53
Distributions from net investment income	-	(.04)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.05)	(.13)	-
Total distributions	-	(.04)	-	(.06)	(.13)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 21.67	$ 22.06	$ 20.00	$ 20.00	$ 23.13	$ 18.80
Total Return B,C,D	(1.77)%	10.49%	-%	(13.33)%	23.80%	53.34%
Ratios to Average Net Assets F,H
Expenses before reductions	2.30% A	2.31%	2.29%	2.28%	2.30%	2.34%
Expenses net of fee waivers, if any	2.30% A	2.30%	2.29%	2.28%	2.30%	2.34%
Expenses net of all reductions	2.30% A	2.25%	2.23%	2.22%	2.24%	2.28%
Net investment income (loss)	(.66)% A	(.37)%	.32%	.17%	(.15)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,425	$ 62,532	$ 65,598	$ 80,855	$ 106,711	$ 83,939
Portfolio turnover rate G	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29	$ 12.71
Income from Investment Operations
Net investment income (loss) D	.05	.15	.28	.29	.20	.15
Net realized and unrealized gain (loss)	(.34)	2.25	(.06)	(3.21)	4.62	6.65
Total from investment operations	(.29)	2.40	.22	(2.92)	4.82	6.80
Distributions from net investment income	(.12)	(.28)	(.24)	(.20)	(.11)	(.23)
Distributions from net realized gain	(.01)	-	-	(.13)	(.13)	-
Total distributions	(.13)	(.28)	(.24)	(.33)	(.24)	(.23)
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	.01
Net asset value, end of period	$ 22.31	$ 22.73	$ 20.61	$ 20.63	$ 23.87	$ 19.29
Total Return B,C	(1.26)%	11.73%	1.08%	(12.41)%	25.15%	54.97%
Ratios to Average Net Assets E,G
Expenses before reductions	1.21% A	1.23%	1.22%	1.21%	1.22%	1.30%
Expenses net of fee waivers, if any	1.21% A	1.22%	1.22%	1.21%	1.22%	1.30%
Expenses net of all reductions	1.21% A	1.18%	1.16%	1.14%	1.17%	1.23%
Net investment income (loss)	.44% A	.71%	1.39%	1.25%	.93%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,058	$ 150,576	$ 145,782	$ 138,312	$ 184,789	$ 106,713
Portfolio turnover rate F	100% A	121%	177%	122%	86%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2014	Year ended October 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 21.33
Income from Investment Operations
Net investment income (loss) D	.06	.03
Net realized and unrealized gain (loss)	(.33)	1.37
Total from investment operations	(.27)	1.40
Distributions from net investment income	(.16)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.17)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 22.29	$ 22.73
Total Return B,C	(1.17)%	6.56%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.05% A
Expenses net of fee waivers, if any	1.04% A	1.05% A
Expenses net of all reductions	1.04% A	1.00% A
Net investment income (loss)	.60% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 705	$ 107
Portfolio turnover rate F	100% A	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 54,183,084
Gross unrealized depreciation	(14,121,981)
Net unrealized appreciation (depreciation) on securities and other investments	$ 40,061,103

Tax cost	$ 376,674,341

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (51,004,288)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,119,094 and $213,770,576, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 171,654	$ 4,140
Class T	.25%	.25%	128,870	1,530
Class B	.75%	.25%	49,655	37,453
Class C	.75%	.25%	294,217	31,800
			$ 644,396	$ 74,923

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,316
Class T	5,481
Class B*	6,588
Class C*	2,973
$ 57,358

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 207,582.30
Class T	79,523.31
Class B	15,005.30
Class C	89,034.30
Institutional Class	152,845.21
Class Z	146.05
	$ 544,135

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $441 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,057. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 314,530	$ 1,535,570
Class T	2,453	390,398
Class B	-	16,014
Class C	-	114,064
Institutional Class	791,098	1,883,421
Class Z	5,139	-
Total	$ 1,113,220	$ 3,939,467
From net realized gain
Class A	$ 77,028	$ -
Class T	29,431	-
Institutional Class	79,110	-
Class Z	385	-
Total	$ 185,954	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class A
Shares sold	616,672	1,531,175	$ 13,492,549	$ 33,017,349
Reinvestment of distributions	16,163	66,573	356,881	1,392,653
Shares redeemed	(1,023,807)	(2,949,139)	(22,219,541)	(63,054,707)
Net increase (decrease)	(390,972)	(1,351,391)	$ (8,370,111)	$ (28,644,705)
Class T
Shares sold	172,791	561,309	$ 3,767,248	$ 12,048,127
Reinvestment of distributions	1,397	17,796	30,812	372,006
Shares redeemed	(354,184)	(986,849)	(7,664,029)	(20,912,996)
Net increase (decrease)	(179,996)	(407,744)	$ (3,865,969)	$ (8,492,863)
Class B
Shares sold	6,662	34,695	$ 141,885	$ 732,488
Reinvestment of distributions	-	627	-	12,965
Shares redeemed	(117,224)	(318,597)	(2,496,551)	(6,698,614)
Net increase (decrease)	(110,562)	(283,275)	$ (2,354,666)	$ (5,953,161)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013A	Six months ended April 30, 2014	Year ended October 31, 2013A
Class C
Shares sold	263,234	507,210	$ 5,623,441	$ 10,683,514
Reinvestment of distributions	-	4,797	-	98,768
Shares redeemed	(447,291)	(957,148)	(9,390,914)	(19,925,235)
Net increase (decrease)	(184,057)	(445,141)	$ (3,767,473)	$ (9,142,953)
Institutional Class
Shares sold	819,963	1,298,034	$ 18,062,614	$ 27,937,972
Reinvestment of distributions	36,756	84,781	813,036	1,776,730
Shares redeemed	(397,421)	(1,828,795)	(8,679,540)	(39,366,823)
Net increase (decrease)	459,298	(445,980)	$ 10,196,110	$ (9,652,121)
Class Z
Shares sold	30,873	4,688	$ 687,216	$ 100,000
Reinvestment of distributions	250	-	5,524	-
Shares redeemed	(4,196)	-	(90,236)	-
Net increase (decrease)	26,927	4,688	$ 602,504	$ 100,000

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

FAEMZ-USAN-0614
1.9585023.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.45%
Actual		$ 1,000.00	$ 1,094.90	$ 7.53
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,094.20	$ 8.83
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,090.90	$ 11.41
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,090.30	$ 11.40
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,095.70	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Abraxas Petroleum Corp. (United States of America, Oil, Gas & Consumable Fuels)	0.9	0.0
Super Micro Computer, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	0.9	0.0
Google, Inc. Class C (United States of America, Internet Software & Services)	0.8	1.1
Brinker International, Inc. (United States of America, Hotels, Restaurants & Leisure)	0.8	0.4
Tenneco, Inc. (United States of America, Auto Components)	0.8	0.5
	4.2
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.4	26.9
Information Technology	20.1	20.4
Industrials	16.9	14.6
Financials	10.0	13.1
Energy	9.8	6.9
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	39.3	38.1
Canada	8.9	6.9
Germany	4.3	4.1
Korea (South)	4.0	3.1
India	3.2	2.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 96.7%	Stocks 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 0.8%
Ardent Leisure Group unit	123,979	$ 307,521
Aristocrat Leisure Ltd.	52,527	245,452
Ausdrill Ltd.	292,203	252,455
Imdex Ltd. (a)	74,343	50,763
TOTAL AUSTRALIA		856,191
Bailiwick of Jersey - 0.9%
Delphi Automotive PLC	3,200	213,888
Regus PLC	117,700	415,335
Shire PLC	4,800	274,522
TOTAL BAILIWICK OF JERSEY		903,745
Belgium - 1.3%
Ackermans & Van Haaren SA	4,100	530,134
Anheuser-Busch InBev SA NV	2,400	261,590
Compagnie D'entreprises CFE SA	2,617	288,350
KBC Ancora (a)	1,510	55,347
Melexis NV	7,200	289,878
TOTAL BELGIUM		1,425,299
Bermuda - 1.8%
China Gas Holdings Ltd.	138,000	224,276
China Singyes Solar Tech Holdings Ltd.	78,000	114,088
Freescale Semiconductor, Inc. (a)	29,700	652,509
Future Bright Holdings Ltd.	642,000	307,215
GasLog Ltd.	4,900	131,222
Nam Cheong Ltd.	978,000	276,932
Silverlake Axis Ltd. Class A	332,000	227,742
TOTAL BERMUDA		1,933,984
Brazil - 1.4%
BB Seguridade Participacoes SA	13,500	158,204
CVC Brasil Operadora e Agencia de Viagens SA	19,600	143,017
Direcional Engenharia SA	26,700	130,282
Embraer SA	13,700	118,460
GAEC Educacao SA (a)	13,500	152,270
Kroton Educacional SA	10,900	233,472
Linx SA	3,300	72,016
Qualicorp SA (a)	13,100	127,313
Smiles SA	10,200	193,273
Weg SA	16,380	197,684
TOTAL BRAZIL		1,525,991
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.4%
Amira Nature Foods Ltd. (a)(d)	17,000	$ 264,520
Epic Gas Ltd. (a)	25,700	194,556
TOTAL BRITISH VIRGIN ISLANDS		459,076
Canada - 8.9%
AltaGas Ltd.	4,300	183,212
ATS Automation Tooling System, Inc. (a)	19,300	250,043
B2Gold Corp. (a)	72,000	206,925
Bellatrix Exploration Ltd. (a)	23,100	224,667
Black Diamond Group Ltd.	6,500	204,361
Canadian Energy Services & Technology Corp.	3,900	115,002
Canadian Natural Resources Ltd.	15,900	647,866
Canadian Pacific Railway Ltd.	400	62,457
Canam Group, Inc. Class A (sub. vtg.)	16,400	209,779
Canyon Services Group, Inc. (d)	17,500	240,774
CCL Industries, Inc. Class B	3,000	272,780
Constellation Software, Inc.	1,500	332,216
Descartes Systems Group, Inc. (a)	6,650	90,099
FirstService Corp. (sub. vtg.)	5,500	271,475
Gibson Energy, Inc.	4,900	130,810
Gildan Activewear, Inc.	2,400	122,688
Imperial Oil Ltd.	11,300	551,778
Inter Pipeline Ltd.	9,300	252,853
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	17,600	266,878
Linamar Corp.	6,200	310,382
Magna International, Inc. Class A (sub. vtg.)	3,100	303,707
MDC Partners, Inc. Class A	3,550	86,691
Methanex Corp.	7,200	445,972
New Gold, Inc. (a)	25,300	127,879
Pason Systems, Inc.	19,600	544,340
PHX Energy Services Corp.	21,500	296,396
Raging River Exploration, Inc. (a)	25,000	220,109
RMP Energy, Inc. (a)	22,200	169,126
Saputo, Inc.	5,000	267,369
Stantec, Inc.	4,000	237,069
Stella-Jones, Inc.	9,400	256,944
Suncor Energy, Inc.	12,500	482,186
Tourmaline Oil Corp. (a)	2,300	119,087
Vermilion Energy, Inc.	3,600	239,540
Xtreme Drilling & Coil Services Corp. (a)	152,500	697,071
TOTAL CANADA		9,440,531
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.2%
Airtac International Group	14,000	$ 150,603
China Cord Blood Corp. (a)	31,800	137,058
Kingsoft Corp. Ltd.	47,000	144,584
SouFun Holdings Ltd. ADR	10,000	117,700
Springland International Holdings Ltd.	232,000	91,268
Tencent Holdings Ltd.	2,330	145,216
Towngas China Co. Ltd.	209,000	238,304
Xinyi Solar Holdings Ltd.	750,000	201,214
TOTAL CAYMAN ISLANDS		1,225,947
China - 0.1%
Harbin Power Equipment Co. Ltd. (H Shares)	226,000	132,050
Denmark - 2.4%
Coloplast A/S Series B	2,700	226,539
GN Store Nordic A/S	8,800	212,312
Pandora A/S	11,800	793,758
Royal Unibrew A/S	1,800	280,037
SimCorp A/S	8,100	310,149
Spar Nord Bank A/S	57,300	644,359
Vestas Wind Systems A/S (a)	2,900	128,721
TOTAL DENMARK		2,595,875
Faroe Islands - 0.2%
Bakkafrost	13,600	212,775
Finland - 0.2%
Valmet Corp. (d)	18,800	218,047
France - 2.4%
Altran Technologies SA	25,600	278,695
Bollore	40	25,488
Compagnie Plastic Omnium	7,400	251,527
Groupe Crit	4,500	297,170
Ipsos SA	6,300	244,204
Korian-Medica	14,220	534,237
Societe Generale Series A	8,200	509,657
Solocal Group SA (a)(d)	96,500	220,901
SR Teleperformance SA	4,000	229,135
TOTAL FRANCE		2,591,014
Germany - 4.3%
Aareal Bank AG	2,147	97,327
Bechtle AG	3,300	293,054
Bertrandt AG	1,700	257,194
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	4,723	$ 300,758
Deutsche Annington Immobilien SE	3,800	109,656
Fresenius SE & Co. KGaA	1,000	151,984
FUCHS PETROLUB AG	3,000	275,986
GFT Technologies AG	22,100	263,434
Grenkeleasing AG	2,400	251,055
INDUS Holding AG	5,828	273,289
Infineon Technologies AG	28,900	335,951
Isra Vision AG	2,200	163,230
Jenoptik AG	21,700	361,416
Krones AG	2,700	258,014
MLP AG	12,800	87,015
Nemetschek AG	3,300	286,828
Open Business Club AG	1,300	166,180
RIB Software AG	1,600	24,895
Sixt AG	7,000	282,846
Wacker Construction Equipment AG	16,500	313,267
TOTAL GERMANY		4,553,379
Hong Kong - 0.0%
Galaxy Entertainment Group Ltd.	5,000	39,243
India - 3.2%
AIA Engineering Ltd.	8,419	84,246
Alembic Pharmaceuticals Ltd. (a)	18,500	91,403
Arvind Mills Ltd. (a)	47,937	145,802
Ashok Leyland Ltd.	309,166	114,050
Aurobindo Pharma Ltd.	8,688	82,551
Balkrishna Industries Ltd. (a)	9,283	80,971
Bharat Heavy Electricals Ltd.	67,972	203,358
Britannia Industries Ltd.	8,699	124,619
Dabur India Ltd.	36,117	107,336
Divi's Laboratories Ltd.	3,272	74,931
HDFC Bank Ltd.	10,985	137,463
Housing Development Finance Corp. Ltd.	5,511	82,046
Ipca Laboratories Ltd.	2,726	38,785
Lupin Ltd.	3,774	64,398
Max India Ltd.	10,923	38,701
Motherson Sumi Systems Ltd.	97,280	409,265
Mundra Port and SEZ Ltd.	84,019	262,163
Persistent Systems Ltd.	9,281	155,006
Rallis India Ltd.	47,101	141,932
Shriram Transport Finance Co. Ltd.	3,346	40,763
Common Stocks - continued
	Shares	Value
India - continued
Supreme Industries Ltd. (a)	17,083	$ 129,181
Tata Consultancy Services Ltd.	4,988	181,045
Tata Motors Ltd.	19,422	134,347
Tech Mahindra Ltd. (a)	7,556	229,524
Torrent Pharmaceuticals Ltd.	7,127	68,298
UPL Ltd.	36,184	160,838
Wipro Ltd.	8,022	69,525
TOTAL INDIA		3,452,547
Indonesia - 0.1%
PT Kalbe Farma Tbk	143,600	19,190
PT Matahari Department Store Tbk	100,300	130,130
TOTAL INDONESIA		149,320
Ireland - 0.7%
Accenture PLC Class A	2,900	232,638
Actavis PLC (a)	800	163,464
Greencore Group PLC	2,200	9,699
Jazz Pharmaceuticals PLC (a)	2,800	377,720
TOTAL IRELAND		783,521
Israel - 1.6%
CaesarStone Sdot-Yam Ltd.	4,400	229,592
Delta Galil Industries Ltd.	7,100	217,278
Formula Systems (1985) Ltd.	4,200	126,953
Ituran Location & Control Ltd.	5,500	132,553
Sarine Technologies Ltd.	85,000	187,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,600	762,216
TOTAL ISRAEL		1,656,396
Italy - 1.6%
Banca IFIS SpA	22,300	480,775
Brembo SpA	17,300	639,631
De Longhi SpA	12,600	273,397
Reply SpA	2,925	263,770
TOTAL ITALY		1,657,573
Japan - 1.9%
Iriso Electronics Co. Ltd.	6,600	331,824
Iwatsuka Confectionary Co. Ltd.	1,300	71,208
Japan Aviation Electronics Industry Ltd.	17,000	289,333
Koshidaka Holdings Co. Ltd.	2,100	62,239
Okabe Co. Ltd.	19,300	264,859
Common Stocks - continued
	Shares	Value
Japan - continued
Ryoyo Electro Corp.	14,300	$ 171,485
San-Ai Oil Co. Ltd.	27,000	179,586
Sasebo Heavy Industries Co. Ltd. (a)	100	112
Trans Cosmos, Inc.	12,400	230,692
Yusen Logistics Co. Ltd.	13,400	154,270
Yushin Precision Equipment Co. Ltd.	8,400	241,397
TOTAL JAPAN		1,997,005
Kenya - 0.2%
Safaricom Ltd.	1,541,700	232,114
Korea (South) - 4.0%
AMOREPACIFIC Corp.	101	130,515
Chong Kun Dang Pharmaceutical Corp.	1,505	106,928
Cosmax, Inc. (a)	1,634	109,925
Coway Co. Ltd.	5,767	454,952
EO Technics Co. Ltd.	2,655	177,326
FINETEC Corp.	23,944	267,693
Grand Korea Leisure Co. Ltd.	3,120	130,013
Halla Visteon Climate Control Corp.	3,370	140,593
Hansae Co. Ltd.	5,930	123,123
Hanssem Co. Ltd.	3,338	272,701
I-Sens, Inc. (a)	3,510	175,993
Interojo Co. Ltd.	7,335	146,260
KONA@I Co. Ltd.	3,238	120,669
Korea Aerospace Industries Ltd.	3,960	126,301
Korea Kolmar Co. Ltd. New	4,150	136,378
LG Hausys Ltd.	836	147,277
Loen Entertainment, Inc.	10,921	266,392
Lumens Co. Ltd. (a)	21,596	289,521
Paradise Co. Ltd.	2,515	93,482
PSK, Inc.	10,980	145,606
Samsung Electronics Co. Ltd.	99	128,697
SK Hynix, Inc. (a)	950	36,920
Suheung Capsule Co. Ltd.	3,120	115,516
Suprema, Inc. (a)	4,754	117,573
Wonik IPS Co. Ltd. (a)	26,364	262,849
TOTAL KOREA (SOUTH)		4,223,203
Liberia - 0.3%
Royal Caribbean Cruises Ltd.	4,900	260,337
Luxembourg - 0.1%
Oriflame Cosmetics SA SDR (d)	2,800	71,397
Common Stocks - continued
	Shares	Value
Malaysia - 1.0%
Berjaya Auto Bhd	199,600	$ 127,255
Cahya Mata Sarawak Bhd	32,600	95,327
Globetronics Technology Bhd	160,200	176,772
Inari Amertron Bhd	201,000	161,416
Matrix Concepts Holdings Bhd	196,900	246,842
Multi-Purpose Holdings Bhd (a)	215,400	128,745
TIME dotCom Bhd	96,900	118,508
TOTAL MALAYSIA		1,054,865
Mexico - 0.5%
Grupo Financiero Interacciones SA de CV	21,400	129,207
Infraestructura Energetica Nova S.A.B. de CV	19,900	103,616
Megacable Holdings S.A.B. de CV unit	69,500	275,657
TOTAL MEXICO		508,480
Netherlands - 0.9%
LyondellBasell Industries NV Class A	4,800	444,000
NXP Semiconductors NV (a)	7,300	435,226
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,800	120,067
TOTAL NETHERLANDS		999,293
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	71,126	250,848
Kathmandu Holdings Ltd.	75,515	237,119
TOTAL NEW ZEALAND		487,967
Nigeria - 0.1%
Dangote Cement PLC	81,755	115,017
Norway - 1.1%
Cermaq ASA	24,900	294,269
Salmar ASA (a)	21,500	311,054
SpareBank 1 SR-Bank ASA (primary capital certificate) (d)	25,500	246,665
Veidekke ASA	30,400	326,027
TOTAL NORWAY		1,178,015
Philippines - 0.2%
Alliance Global Group, Inc.	186,500	130,330
Universal Robina Corp.	11,780	38,584
TOTAL PHILIPPINES		168,914
Common Stocks - continued
	Shares	Value
Poland - 0.2%
Bank Zachodni WBK SA	700	$ 85,892
ING Bank Slaski SA	2,800	125,774
TOTAL POLAND		211,666
Portugal - 0.1%
Mota Engil Sgps SA	12,500	95,502
Russia - 0.1%
Vozrozhdenie Bank	14,400	147,254
Singapore - 0.4%
OSIM International Ltd.	114,000	263,699
SIIC Environment Holdings Ltd. (a)	1,448,000	192,882
TOTAL SINGAPORE		456,581
South Africa - 1.5%
Bidvest Group Ltd.	4,984	136,674
Clicks Group Ltd.	20,984	127,952
Clover Industries Ltd.	66,700	122,996
Coronation Fund Managers Ltd.	31,000	299,053
FirstRand Ltd.	31,700	116,489
Mr Price Group Ltd.	8,600	129,403
MTN Group Ltd.	3,500	70,133
Naspers Ltd. Class N	1,240	116,922
Rand Merchant Insurance Holdings Ltd.	46,500	132,598
Royal Bafokeng Holdings (Pty) Ltd. (a)	20,100	129,918
Steinhoff International Holdings Ltd.	24,900	129,251
Super Group Ltd. (a)	42,500	114,446
TOTAL SOUTH AFRICA		1,625,835
Spain - 0.9%
Amadeus IT Holding SA Class A	6,000	249,348
Banco Santander SA	602	5,986
Banco Santander SA (Spain)	26,200	260,577
Grifols SA	4,600	245,700
Let's Gowex SA (d)	6,700	190,367
TOTAL SPAIN		951,978
Sweden - 1.6%
AarhusKarlshamn AB	2,000	133,586
AF AB (B Shares)	6,900	249,377
Fagerhult AB	10,316	512,452
JM AB (B Shares)	7,900	267,294
Net Entertainment NE AB	8,700	209,398
Common Stocks - continued
	Shares	Value
Sweden - continued
Net Entertainment NE AB (a)	8,700	$ 4,014
Nibe Industrier AB (B Shares)	9,800	275,061
TOTAL SWEDEN		1,651,182
Switzerland - 2.5%
Autoneum Holding AG	2,570	543,435
Belimo Holding AG (Reg.)	80	225,065
Bossard Holding AG	1,904	261,770
Comet Holding AG	486	299,298
Komax Holding AG (Reg.)	1,717	265,715
Pentair Ltd.	2,900	215,441
Siegfried Holding AG	1,387	259,718
Sika AG (Bearer)	8	32,351
TE Connectivity Ltd.	9,100	536,718
TOTAL SWITZERLAND		2,639,511
Taiwan - 1.8%
Advanced Semiconductor Engineering, Inc.	93,000	108,412
Advantech Co. Ltd.	18,000	116,358
Delta Electronics, Inc.	20,000	122,657
Everlight Electronics Co. Ltd.	46,000	107,659
Largan Precision Co. Ltd.	3,000	187,466
MediaTek, Inc.	9,000	140,823
San Shing Fastech Corp.	43,000	125,726
Ton Yi Industrial Corp.	85,000	90,451
Topoint Technology Co. Ltd.	218,903	156,745
Ttfb Co. Ltd.	13,000	127,994
Tung Thih Electronic Co. Ltd.	45,000	183,488
Vanguard International Semiconductor Corp.	101,000	137,946
Yungtay Engineering Co. Ltd.	96,000	283,237
TOTAL TAIWAN		1,888,962
Thailand - 0.6%
Kce Electronics PCL	146,300	158,235
Major Cineplex Group PCL (For. Reg.)	131,200	77,844
MC Group PCL	147,100	79,096
Mega Lifesciences PCL	180,500	126,618
Thaicom PCL	186,300	233,163
TOTAL THAILAND		674,956
Turkey - 0.1%
Soda Sanayii AS	87,000	128,550
Common Stocks - continued
	Shares	Value
United Kingdom - 3.0%
BG Group PLC	27,400	$ 554,221
Clarkson PLC	6,200	279,079
Close Brothers Group PLC	10,300	242,772
Dialog Semiconductor PLC (a)	13,100	331,045
Hikma Pharmaceuticals PLC	9,048	237,094
Hilton Food Group PLC	33,000	297,251
John David Group PLC	9,200	272,454
Mears Group PLC	16,000	136,018
Persimmon PLC	11,400	252,531
Prudential PLC	13,350	306,905
SABMiller PLC	5,000	271,875
TOTAL UNITED KINGDOM		3,181,245
United States of America - 39.3%
3M Co.	1,400	194,726
Abraxas Petroleum Corp. (a)	176,800	965,323
Aceto Corp.	19,800	433,224
Activision Blizzard, Inc.	7,000	140,070
Agilent Technologies, Inc.	5,700	308,028
Alliance Data Systems Corp. (a)	2,070	500,733
Altisource Residential Corp. Class B	7,400	208,088
American Express Co.	4,500	393,435
American Public Education, Inc. (a)	4,400	152,240
AMN Healthcare Services, Inc. (a)	19,600	244,608
AmSurg Corp. (a)	10,900	472,079
Archer Daniels Midland Co.	3,200	139,936
Argan, Inc.	16,500	441,705
Atlas Air Worldwide Holdings, Inc. (a)	341	11,932
Boise Cascade Co. (a)	1,500	37,530
Boston Scientific Corp. (a)	33,200	418,652
Brinker International, Inc.	17,600	864,864
Brocade Communications Systems, Inc. (a)	26,800	249,508
Capital One Financial Corp.	6,100	450,790
Carrizo Oil & Gas, Inc. (a)	3,000	165,060
Caterpillar, Inc.	6,000	632,400
CBIZ, Inc. (a)	75,300	645,321
CBRE Group, Inc. (a)	28,700	764,568
CDW Corp.	23,400	659,646
Century Casinos, Inc. (a)	87,800	522,410
Church & Dwight Co., Inc.	1,900	131,119
Columbus McKinnon Corp. (NY Shares)	5,100	135,099
Continental Resources, Inc. (a)	3,900	540,228
Common Stocks - continued
	Shares	Value
United States of America - continued
Cummins, Inc.	800	$ 120,680
CVS Caremark Corp.	10,900	792,648
Diamondback Energy, Inc. (a)	2,000	143,880
Electronic Arts, Inc. (a)	7,400	209,420
EMC Corp.	26,700	688,860
Enanta Pharmaceuticals, Inc. (a)	3,200	119,072
EnerSys	4,300	290,594
Enservco Corp. (a)(d)	37,400	73,304
Esterline Technologies Corp. (a)	4,300	468,786
F5 Networks, Inc. (a)	5,200	546,884
FedEx Corp.	1,940	264,325
FelCor Lodging Trust, Inc.	33,900	312,897
Ferro Corp. (a)	29,500	382,910
Fidelity National Information Services, Inc.	14,900	796,107
FleetCor Technologies, Inc. (a)	450	51,359
Foot Locker, Inc.	4,500	209,385
G-III Apparel Group Ltd. (a)	9,100	653,107
Generac Holdings, Inc.	7,700	453,376
Gentex Corp.	1,000	28,670
Global Payments, Inc.	3,700	247,271
Global Power Equipment Group, Inc.	7,700	134,981
Google, Inc.:
Class A (a)	1,455	778,250
Class C (a)	1,655	871,622
Grand Canyon Education, Inc. (a)	2,800	120,736
Greatbatch, Inc. (a)	3,600	165,708
Hanesbrands, Inc.	7,200	591,048
Harley-Davidson, Inc.	2,800	207,032
Harman International Industries, Inc.	3,500	383,635
HCA Holdings, Inc. (a)	6,000	312,000
Hologic, Inc. (a)	9,800	205,653
Houston Wire & Cable Co.	10,423	129,871
Howard Hughes Corp. (a)	500	71,380
Huron Consulting Group, Inc. (a)	4,400	313,280
Illinois Tool Works, Inc.	1,600	136,368
Inphi Corp. (a)	6,500	96,135
Jarden Corp. (a)	1,050	60,008
Johnson Controls, Inc.	8,100	365,634
Jones Lang LaSalle, Inc.	5,000	579,450
JTH Holding, Inc. Class A (a)	15,300	416,160
Juniper Networks, Inc. (a)	16,400	404,916
Kroger Co.	14,500	667,580
Common Stocks - continued
	Shares	Value
United States of America - continued
Ladder Capital Corp. Class A	7,100	$ 127,019
Las Vegas Sands Corp.	5,800	458,954
Manitowoc Co., Inc.	13,600	432,208
Manpower, Inc.	2,300	187,082
Matador Resources Co. (a)	12,000	344,640
Matrix Service Co. (a)	4,600	142,462
McGraw Hill Financial, Inc.	8,200	606,226
McKesson Corp.	2,800	473,732
MetLife, Inc.	8,250	431,888
Msa Safety, Inc.	2,600	137,150
Murphy U.S.A., Inc. (a)	9,275	394,188
Newfield Exploration Co. (a)	8,100	274,185
NVIDIA Corp.	6,400	118,208
Old Dominion Freight Lines, Inc. (a)	2,300	139,449
Peabody Energy Corp.	14,300	271,843
PetSmart, Inc. (d)	11,200	758,016
Phillips 66 Co.	6,900	574,218
priceline.com, Inc. (a)	475	549,931
Providence Service Corp. (a)	12,400	503,564
PulteGroup, Inc.	5,400	99,306
QUALCOMM, Inc.	7,700	606,067
Retractable Technologies, Inc. (a)	20,000	73,800
Riverbed Technology, Inc. (a)	19,500	379,275
Sapient Corp. (a)	14,300	232,661
Skyworks Solutions, Inc.	2,000	82,100
SM Energy Co.	5,900	437,367
Southwest Airlines Co.	23,800	575,246
Sportsman's Warehouse Holdings, Inc.	10,800	113,724
Stryker Corp.	400	31,100
Super Micro Computer, Inc. (a)	44,800	912,128
Synergy Resources Corp. (a)	24,800	288,672
SYNNEX Corp. (a)	3,700	249,306
Synopsys, Inc. (a)	100	3,762
Tenneco, Inc. (a)	13,400	802,258
Textron, Inc.	11,400	466,260
The Blackstone Group LP	9,600	283,488
Total System Services, Inc.	8,000	254,160
TrueBlue, Inc. (a)	4,800	128,400
U.S. Bancorp	4,800	195,744
Union Pacific Corp.	4,200	799,806
United Therapeutics Corp. (a)	3,600	360,036
Universal Electronics, Inc. (a)	7,500	280,125
Common Stocks - continued
	Shares	Value
United States of America - continued
Universal Technical Institute, Inc.	4,800	$ 57,648
Urban Outfitters, Inc. (a)	16,600	591,873
Verizon Communications, Inc.	13,700	640,201
Viacom, Inc. Class B (non-vtg.)	8,600	730,828
Yum! Brands, Inc.	7,200	554,328
TOTAL UNITED STATES OF AMERICA		41,842,936
US Virgin Islands - 0.3%
Altisource Asset Management Corp. (a)	290	283,693
TOTAL COMMON STOCKS (Cost $89,563,336)		102,888,962
Nonconvertible Preferred Stocks - 0.0%

India - 0.0%
Zee Entertainment Enterprises Ltd. (Cost $2,240)	302,169	3,858
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.11% (b)	802,727	802,727
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,531,106	2,531,106
TOTAL MONEY MARKET FUNDS (Cost $3,333,833)		3,333,833
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $92,899,409)		106,226,653
NET OTHER ASSETS (LIABILITIES) - 0.2%		219,952
NET ASSETS - 100%		$ 106,446,605
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 451
Fidelity Securities Lending Cash Central Fund	10,450
Total	$ 10,901
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,694,024	$ 21,559,677	$ 134,347	$ -
Consumer Staples	5,496,285	5,114,628	381,657	-
Energy	10,395,584	10,395,584	-	-
Financials	10,638,701	9,933,756	704,945	-
Health Care	8,759,628	8,381,923	377,705	-
Industrials	18,092,666	18,092,666	-	-
Information Technology	21,168,499	20,990,562	177,937	-
Materials	4,403,869	4,403,869	-	-
Telecommunication Services	1,484,486	1,484,486	-	-
Utilities	759,078	759,078	-	-
Money Market Funds	3,333,833	3,333,833	-	-
Total Investments in Securities:	$ 106,226,653	$ 104,450,062	$ 1,776,591	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,400,241) - See accompanying schedule: Unaffiliated issuers (cost $89,565,576)	$ 102,892,820
Fidelity Central Funds (cost $3,333,833)	3,333,833
Total Investments (cost $92,899,409)		$ 106,226,653
Foreign currency held at value (cost $22,423)		21,492
Receivable for investments sold		5,357,261
Receivable for fund shares sold		9,644
Dividends receivable		205,196
Distributions receivable from Fidelity Central Funds		2,669
Prepaid expenses		79
Receivable from investment adviser for expense reductions		11,157
Other receivables		56,087
Total assets		111,890,238

Liabilities
Payable for investments purchased	$ 2,602,274
Payable for fund shares redeemed	128,255
Accrued management fee	73,642
Distribution and service plan fees payable	28,758
Other affiliated payables	22,697
Other payables and accrued expenses	56,901
Collateral on securities loaned, at value	2,531,106
Total liabilities		5,443,633

Net Assets		$ 106,446,605
Net Assets consist of:
Paid in capital		$ 100,887,492
Accumulated net investment loss		(110,752)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,637,773)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,307,638
Net Assets		$ 106,446,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,268,799 ÷ 2,308,482 shares)	$ 14.84

Maximum offering price per share (100/94.25 of $14.84)	$ 15.75
Class T: Net Asset Value and redemption price per share ($20,147,494 ÷ 1,402,358 shares)	$ 14.37

Maximum offering price per share (100/96.50 of $14.37)	$ 14.89
Class B: Net Asset Value and offering price per share ($1,317,895 ÷ 98,496 shares)A	$ 13.38

Class C: Net Asset Value and offering price per share ($14,062,756 ÷ 1,054,016 shares)A	$ 13.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,649,661 ÷ 2,379,113 shares)	$ 15.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 722,586
Income from Fidelity Central Funds		10,901
Income before foreign taxes withheld		733,487
Less foreign taxes withheld		(53,522)
Total income		679,965

Expenses
Management fee Basic fee	$ 361,823
Performance adjustment	(6,898)
Transfer agent fees	114,808
Distribution and service plan fees	171,374
Accounting and security lending fees	23,499
Custodian fees and expenses	55,114
Independent trustees' compensation	199
Registration fees	57,945
Audit	51,201
Legal	223
Miscellaneous	1,848
Total expenses before reductions	831,136
Expense reductions	(40,353)	790,783
Net investment income (loss)		(110,818)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,617,224
Foreign currency transactions	(9,335)
Total net realized gain (loss)		9,607,889
Change in net unrealized appreciation (depreciation) on: Investment securities	(272,494)
Assets and liabilities in foreign currencies	1,084
Total change in net unrealized appreciation (depreciation)		(271,410)
Net gain (loss)		9,336,479
Net increase (decrease) in net assets resulting from operations		$ 9,225,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (110,818)	$ 230,594
Net realized gain (loss)	9,607,889	16,749,024
Change in net unrealized appreciation (depreciation)	(271,410)	6,178,412
Net increase (decrease) in net assets resulting from operations	9,225,661	23,158,030
Distributions to shareholders from net investment income	(195,453)	(34,747)
Distributions to shareholders from net realized gain	(407,917)	-
Total distributions	(603,370)	(34,747)
Share transactions - net increase (decrease)	398,483	(1,761,053)
Redemption fees	323	649
Total increase (decrease) in net assets	9,021,097	21,362,879

Net Assets
Beginning of period	97,425,508	76,062,629
End of period (including accumulated net investment loss of $110,752 and undistributed net investment income of $195,519, respectively)	$ 106,446,605	$ 97,425,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 10.40	$ 9.57	$ 11.41	$ 9.04	$ 6.88
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.02	(.03)	.01	.04
Net realized and unrealized gain (loss)	1.30	3.20	.81	(1.76)	2.47	2.13
Total from investment operations	1.29	3.24	.83	(1.79)	2.48	2.17
Distributions from net investment income	(.02)	-	-	-	(.03)	(.01)
Distributions from net realized gain	(.06)	-	-	(.05)	(.08)	-
Total distributions	(.09) J	-	-	(.05)	(.11)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.84	$ 13.64	$ 10.40	$ 9.57	$ 11.41	$ 9.04
Total Return B, C, D	9.49%	31.15%	8.67%	(15.81)%	27.68%	31.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.38%	1.43%	1.51%	1.89%	2.22%
Expenses net of fee waivers, if any	1.45% A	1.38%	1.43%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.45% A	1.35%	1.40%	1.43%	1.44%	1.43%
Net investment income (loss)	(.14)% A	.33%	.22%	(.24)%	.13%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,269	$ 33,694	$ 26,961	$ 36,367	$ 30,383	$ 6,997
Portfolio turnover rate G	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 10.09	$ 9.31	$ 11.11	$ 8.82	$ 6.72
Income from Investment Operations
Net investment income (loss) E	(.03)	- I	- I	(.05)	(.01)	.02
Net realized and unrealized gain (loss)	1.27	3.10	.78	(1.72)	2.39	2.09
Total from investment operations	1.24	3.10	.78	(1.77)	2.38	2.11
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.06)	-	-	(.03)	(.08)	-
Total distributions	(.06)	-	-	(.03)	(.09)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.37	$ 13.19	$ 10.09	$ 9.31	$ 11.11	$ 8.82
Total Return B, C, D	9.42%	30.72%	8.38%	(15.97)%	27.20%	31.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.68%	1.71%	1.80%	2.32%	2.50%
Expenses net of fee waivers, if any	1.70% A	1.68%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.70% A	1.64%	1.68%	1.68%	1.70%	1.69%
Net investment income (loss)	(.38)% A	.04%	(.05)%	(.49)%	(.13)%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,147	$ 19,193	$ 15,731	$ 24,180	$ 23,237	$ 10,494
Portfolio turnover rate G	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 9.43	$ 8.74	$ 10.46	$ 8.31	$ 6.37
Income from Investment Operations
Net investment income (loss) E	(.06)	(.05)	(.05)	(.10)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.18	2.89	.74	(1.62)	2.26	1.97
Total from investment operations	1.12	2.84	.69	(1.72)	2.20	1.95
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.01)	-	-	- I	(.05)	-
Total distributions	(.01)	-	-	- I	(.05)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.38	$ 12.27	$ 9.43	$ 8.74	$ 10.46	$ 8.31
Total Return B, C, D	9.09%	30.12%	7.89%	(16.42)%	26.64%	30.62%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.17%	2.19%	2.32%	2.82%	2.98%
Expenses net of fee waivers, if any	2.20% A	2.17%	2.19%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.13%	2.17%	2.18%	2.19%	2.18%
Net investment income (loss)	(.88)% A	(.45)%	(.54)%	(.99)%	(.62)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,318	$ 1,331	$ 1,401	$ 1,926	$ 2,731	$ 2,162
Portfolio turnover rate G	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 9.41	$ 8.73	$ 10.46	$ 8.31	$ 6.37
Income from Investment Operations
Net investment income (loss) E	(.06)	(.05)	(.05)	(.10)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.17	2.90	.73	(1.61)	2.27	1.97
Total from investment operations	1.11	2.85	.68	(1.71)	2.21	1.95
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.03)	-	-	(.02)	(.06)	-
Total distributions	(.03)	-	-	(.02)	(.06)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.34	$ 12.26	$ 9.41	$ 8.73	$ 10.46	$ 8.31
Total Return B, C, D	9.03%	30.29%	7.79%	(16.38)%	26.68%	30.62%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	2.16%	2.18%	2.28%	2.77%	2.97%
Expenses net of fee waivers, if any	2.20% A	2.16%	2.18%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.13%	2.16%	2.18%	2.20%	2.18%
Net investment income (loss)	(.88)% A	(.45)%	(.53)%	(.99)%	(.63)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,063	$ 13,055	$ 9,421	$ 11,632	$ 7,986	$ 3,378
Portfolio turnover rate G	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 10.78	$ 9.88	$ 11.76	$ 9.31	$ 7.07
Income from Investment Operations
Net investment income (loss) D	.01	.09	.06	- H	.04	.06
Net realized and unrealized gain (loss)	1.34	3.33	.84	(1.82)	2.54	2.20
Total from investment operations	1.35	3.42	.90	(1.82)	2.58	2.26
Distributions from net investment income	(.06)	(.02)	-	-	(.05)	(.02)
Distributions from net realized gain	(.06)	-	-	(.06)	(.08)	-
Total distributions	(.13) I	(.02)	-	(.06)	(.13)	(.02)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 15.40	$ 14.18	$ 10.78	$ 9.88	$ 11.76	$ 9.31
Total Return B, C	9.57%	31.74%	9.11%	(15.60)%	28.00%	32.03%
Ratios to Average Net Assets E, G
Expenses before reductions	1.20% A	1.02%	1.06%	1.18%	1.43%	1.88%
Expenses net of fee waivers, if any	1.20% A	1.02%	1.06%	1.17%	1.25%	1.25%
Expenses net of all reductions	1.20% A	.99%	1.03%	1.15%	1.19%	1.18%
Net investment income (loss)	.12% A	.69%	.59%	.04%	.38%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,650	$ 30,153	$ 22,548	$ 28,725	$ 12,936	$ 1,148
Portfolio turnover rate F	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,485,161
Gross unrealized depreciation	(1,234,885)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,250,276

Tax cost	$ 92,976,377

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,712,771)
2019	(14,114,488)
Total capital loss carryforward	$ (16,827,259)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $113,596,737 and $116,937,409, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 44,737	$ 909
Class T	.25%	.25%	49,885	590
Class B	.75%	.25%	6,756	5,091
Class C	.75%	.25%	69,996	8,663
			$ 171,374	$ 15,253

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
$ 6,517
Class A	2,058
Class T	124
Class B	266
Class C	$ 8,965

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 41,809.24
Class T	29,486.30
Class B	2,047.31
Class C	18,861.27
Institutional Class	22,605.14
	$ 114,808

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,266 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,450. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.45%	$ 15,541
Class T	1.70%	15,058
Class B	2.20%	1,067
Class C	2.20%	8,687
		$ 40,353

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 59,620	$ -
Institutional Class	135,833	34,747
Total	$ 195,453	$ 34,747
From net realized gain
Class A	$ 158,986	$ -
Class T	85,532	-
Class B	537	-
Class C	27,029	-
Institutional Class	135,833	-
Total	$ 407,917	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	302,518	373,063	$ 4,361,503	$ 4,494,237
Reinvestment of distributions	14,554	-	202,003	-
Shares redeemed	(478,212)	(496,412)	(7,046,437)	(5,849,205)
Net increase (decrease)	(161,140)	(123,349)	$ (2,482,931)	$ (1,354,968)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class T
Shares sold	88,303	216,464	$ 1,231,315	$ 2,510,696
Reinvestment of distributions	6,209	-	83,505	-
Shares redeemed	(146,722)	(321,703)	(2,052,048)	(3,651,942)
Net increase (decrease)	(52,210)	(105,239)	$ (737,228)	$ (1,141,246)
Class B
Shares sold	4,443	5,625	$ 55,303	$ 60,358
Reinvestment of distributions	41	-	513	-
Shares redeemed	(14,461)	(45,845)	(186,472)	(485,095)
Net increase (decrease)	(9,977)	(40,220)	$ (130,656)	$ (424,737)
Class C
Shares sold	102,031	323,235	$ 1,308,106	$ 3,465,927
Reinvestment of distributions	2,025	-	25,331	-
Shares redeemed	(115,288)	(258,872)	(1,506,803)	(2,771,491)
Net increase (decrease)	(11,232)	64,363	$ (173,366)	$ 694,436
Institutional Class
Shares sold	327,365	283,059	$ 5,060,777	$ 3,455,485
Reinvestment of distributions	17,076	2,789	245,726	30,990
Shares redeemed	(92,482)	(250,158)	(1,383,839)	(3,021,013)
Net increase (decrease)	251,959	35,690	$ 3,922,664	$ 465,462

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGLOI-USAN-0614
1.784881.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.45%
Actual		$ 1,000.00	$ 1,094.90	$ 7.53
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,094.20	$ 8.83
Hypothetical A		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,090.90	$ 11.41
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,090.30	$ 11.40
Hypothetical A		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,095.70	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Abraxas Petroleum Corp. (United States of America, Oil, Gas & Consumable Fuels)	0.9	0.0
Super Micro Computer, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	0.9	0.0
Google, Inc. Class C (United States of America, Internet Software & Services)	0.8	1.1
Brinker International, Inc. (United States of America, Hotels, Restaurants & Leisure)	0.8	0.4
Tenneco, Inc. (United States of America, Auto Components)	0.8	0.5
	4.2
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.4	26.9
Information Technology	20.1	20.4
Industrials	16.9	14.6
Financials	10.0	13.1
Energy	9.8	6.9
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	39.3	38.1
Canada	8.9	6.9
Germany	4.3	4.1
Korea (South)	4.0	3.1
India	3.2	2.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 96.7%	Stocks 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 0.8%
Ardent Leisure Group unit	123,979	$ 307,521
Aristocrat Leisure Ltd.	52,527	245,452
Ausdrill Ltd.	292,203	252,455
Imdex Ltd. (a)	74,343	50,763
TOTAL AUSTRALIA		856,191
Bailiwick of Jersey - 0.9%
Delphi Automotive PLC	3,200	213,888
Regus PLC	117,700	415,335
Shire PLC	4,800	274,522
TOTAL BAILIWICK OF JERSEY		903,745
Belgium - 1.3%
Ackermans & Van Haaren SA	4,100	530,134
Anheuser-Busch InBev SA NV	2,400	261,590
Compagnie D'entreprises CFE SA	2,617	288,350
KBC Ancora (a)	1,510	55,347
Melexis NV	7,200	289,878
TOTAL BELGIUM		1,425,299
Bermuda - 1.8%
China Gas Holdings Ltd.	138,000	224,276
China Singyes Solar Tech Holdings Ltd.	78,000	114,088
Freescale Semiconductor, Inc. (a)	29,700	652,509
Future Bright Holdings Ltd.	642,000	307,215
GasLog Ltd.	4,900	131,222
Nam Cheong Ltd.	978,000	276,932
Silverlake Axis Ltd. Class A	332,000	227,742
TOTAL BERMUDA		1,933,984
Brazil - 1.4%
BB Seguridade Participacoes SA	13,500	158,204
CVC Brasil Operadora e Agencia de Viagens SA	19,600	143,017
Direcional Engenharia SA	26,700	130,282
Embraer SA	13,700	118,460
GAEC Educacao SA (a)	13,500	152,270
Kroton Educacional SA	10,900	233,472
Linx SA	3,300	72,016
Qualicorp SA (a)	13,100	127,313
Smiles SA	10,200	193,273
Weg SA	16,380	197,684
TOTAL BRAZIL		1,525,991
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.4%
Amira Nature Foods Ltd. (a)(d)	17,000	$ 264,520
Epic Gas Ltd. (a)	25,700	194,556
TOTAL BRITISH VIRGIN ISLANDS		459,076
Canada - 8.9%
AltaGas Ltd.	4,300	183,212
ATS Automation Tooling System, Inc. (a)	19,300	250,043
B2Gold Corp. (a)	72,000	206,925
Bellatrix Exploration Ltd. (a)	23,100	224,667
Black Diamond Group Ltd.	6,500	204,361
Canadian Energy Services & Technology Corp.	3,900	115,002
Canadian Natural Resources Ltd.	15,900	647,866
Canadian Pacific Railway Ltd.	400	62,457
Canam Group, Inc. Class A (sub. vtg.)	16,400	209,779
Canyon Services Group, Inc. (d)	17,500	240,774
CCL Industries, Inc. Class B	3,000	272,780
Constellation Software, Inc.	1,500	332,216
Descartes Systems Group, Inc. (a)	6,650	90,099
FirstService Corp. (sub. vtg.)	5,500	271,475
Gibson Energy, Inc.	4,900	130,810
Gildan Activewear, Inc.	2,400	122,688
Imperial Oil Ltd.	11,300	551,778
Inter Pipeline Ltd.	9,300	252,853
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	17,600	266,878
Linamar Corp.	6,200	310,382
Magna International, Inc. Class A (sub. vtg.)	3,100	303,707
MDC Partners, Inc. Class A	3,550	86,691
Methanex Corp.	7,200	445,972
New Gold, Inc. (a)	25,300	127,879
Pason Systems, Inc.	19,600	544,340
PHX Energy Services Corp.	21,500	296,396
Raging River Exploration, Inc. (a)	25,000	220,109
RMP Energy, Inc. (a)	22,200	169,126
Saputo, Inc.	5,000	267,369
Stantec, Inc.	4,000	237,069
Stella-Jones, Inc.	9,400	256,944
Suncor Energy, Inc.	12,500	482,186
Tourmaline Oil Corp. (a)	2,300	119,087
Vermilion Energy, Inc.	3,600	239,540
Xtreme Drilling & Coil Services Corp. (a)	152,500	697,071
TOTAL CANADA		9,440,531
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.2%
Airtac International Group	14,000	$ 150,603
China Cord Blood Corp. (a)	31,800	137,058
Kingsoft Corp. Ltd.	47,000	144,584
SouFun Holdings Ltd. ADR	10,000	117,700
Springland International Holdings Ltd.	232,000	91,268
Tencent Holdings Ltd.	2,330	145,216
Towngas China Co. Ltd.	209,000	238,304
Xinyi Solar Holdings Ltd.	750,000	201,214
TOTAL CAYMAN ISLANDS		1,225,947
China - 0.1%
Harbin Power Equipment Co. Ltd. (H Shares)	226,000	132,050
Denmark - 2.4%
Coloplast A/S Series B	2,700	226,539
GN Store Nordic A/S	8,800	212,312
Pandora A/S	11,800	793,758
Royal Unibrew A/S	1,800	280,037
SimCorp A/S	8,100	310,149
Spar Nord Bank A/S	57,300	644,359
Vestas Wind Systems A/S (a)	2,900	128,721
TOTAL DENMARK		2,595,875
Faroe Islands - 0.2%
Bakkafrost	13,600	212,775
Finland - 0.2%
Valmet Corp. (d)	18,800	218,047
France - 2.4%
Altran Technologies SA	25,600	278,695
Bollore	40	25,488
Compagnie Plastic Omnium	7,400	251,527
Groupe Crit	4,500	297,170
Ipsos SA	6,300	244,204
Korian-Medica	14,220	534,237
Societe Generale Series A	8,200	509,657
Solocal Group SA (a)(d)	96,500	220,901
SR Teleperformance SA	4,000	229,135
TOTAL FRANCE		2,591,014
Germany - 4.3%
Aareal Bank AG	2,147	97,327
Bechtle AG	3,300	293,054
Bertrandt AG	1,700	257,194
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	4,723	$ 300,758
Deutsche Annington Immobilien SE	3,800	109,656
Fresenius SE & Co. KGaA	1,000	151,984
FUCHS PETROLUB AG	3,000	275,986
GFT Technologies AG	22,100	263,434
Grenkeleasing AG	2,400	251,055
INDUS Holding AG	5,828	273,289
Infineon Technologies AG	28,900	335,951
Isra Vision AG	2,200	163,230
Jenoptik AG	21,700	361,416
Krones AG	2,700	258,014
MLP AG	12,800	87,015
Nemetschek AG	3,300	286,828
Open Business Club AG	1,300	166,180
RIB Software AG	1,600	24,895
Sixt AG	7,000	282,846
Wacker Construction Equipment AG	16,500	313,267
TOTAL GERMANY		4,553,379
Hong Kong - 0.0%
Galaxy Entertainment Group Ltd.	5,000	39,243
India - 3.2%
AIA Engineering Ltd.	8,419	84,246
Alembic Pharmaceuticals Ltd. (a)	18,500	91,403
Arvind Mills Ltd. (a)	47,937	145,802
Ashok Leyland Ltd.	309,166	114,050
Aurobindo Pharma Ltd.	8,688	82,551
Balkrishna Industries Ltd. (a)	9,283	80,971
Bharat Heavy Electricals Ltd.	67,972	203,358
Britannia Industries Ltd.	8,699	124,619
Dabur India Ltd.	36,117	107,336
Divi's Laboratories Ltd.	3,272	74,931
HDFC Bank Ltd.	10,985	137,463
Housing Development Finance Corp. Ltd.	5,511	82,046
Ipca Laboratories Ltd.	2,726	38,785
Lupin Ltd.	3,774	64,398
Max India Ltd.	10,923	38,701
Motherson Sumi Systems Ltd.	97,280	409,265
Mundra Port and SEZ Ltd.	84,019	262,163
Persistent Systems Ltd.	9,281	155,006
Rallis India Ltd.	47,101	141,932
Shriram Transport Finance Co. Ltd.	3,346	40,763
Common Stocks - continued
	Shares	Value
India - continued
Supreme Industries Ltd. (a)	17,083	$ 129,181
Tata Consultancy Services Ltd.	4,988	181,045
Tata Motors Ltd.	19,422	134,347
Tech Mahindra Ltd. (a)	7,556	229,524
Torrent Pharmaceuticals Ltd.	7,127	68,298
UPL Ltd.	36,184	160,838
Wipro Ltd.	8,022	69,525
TOTAL INDIA		3,452,547
Indonesia - 0.1%
PT Kalbe Farma Tbk	143,600	19,190
PT Matahari Department Store Tbk	100,300	130,130
TOTAL INDONESIA		149,320
Ireland - 0.7%
Accenture PLC Class A	2,900	232,638
Actavis PLC (a)	800	163,464
Greencore Group PLC	2,200	9,699
Jazz Pharmaceuticals PLC (a)	2,800	377,720
TOTAL IRELAND		783,521
Israel - 1.6%
CaesarStone Sdot-Yam Ltd.	4,400	229,592
Delta Galil Industries Ltd.	7,100	217,278
Formula Systems (1985) Ltd.	4,200	126,953
Ituran Location & Control Ltd.	5,500	132,553
Sarine Technologies Ltd.	85,000	187,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,600	762,216
TOTAL ISRAEL		1,656,396
Italy - 1.6%
Banca IFIS SpA	22,300	480,775
Brembo SpA	17,300	639,631
De Longhi SpA	12,600	273,397
Reply SpA	2,925	263,770
TOTAL ITALY		1,657,573
Japan - 1.9%
Iriso Electronics Co. Ltd.	6,600	331,824
Iwatsuka Confectionary Co. Ltd.	1,300	71,208
Japan Aviation Electronics Industry Ltd.	17,000	289,333
Koshidaka Holdings Co. Ltd.	2,100	62,239
Okabe Co. Ltd.	19,300	264,859
Common Stocks - continued
	Shares	Value
Japan - continued
Ryoyo Electro Corp.	14,300	$ 171,485
San-Ai Oil Co. Ltd.	27,000	179,586
Sasebo Heavy Industries Co. Ltd. (a)	100	112
Trans Cosmos, Inc.	12,400	230,692
Yusen Logistics Co. Ltd.	13,400	154,270
Yushin Precision Equipment Co. Ltd.	8,400	241,397
TOTAL JAPAN		1,997,005
Kenya - 0.2%
Safaricom Ltd.	1,541,700	232,114
Korea (South) - 4.0%
AMOREPACIFIC Corp.	101	130,515
Chong Kun Dang Pharmaceutical Corp.	1,505	106,928
Cosmax, Inc. (a)	1,634	109,925
Coway Co. Ltd.	5,767	454,952
EO Technics Co. Ltd.	2,655	177,326
FINETEC Corp.	23,944	267,693
Grand Korea Leisure Co. Ltd.	3,120	130,013
Halla Visteon Climate Control Corp.	3,370	140,593
Hansae Co. Ltd.	5,930	123,123
Hanssem Co. Ltd.	3,338	272,701
I-Sens, Inc. (a)	3,510	175,993
Interojo Co. Ltd.	7,335	146,260
KONA@I Co. Ltd.	3,238	120,669
Korea Aerospace Industries Ltd.	3,960	126,301
Korea Kolmar Co. Ltd. New	4,150	136,378
LG Hausys Ltd.	836	147,277
Loen Entertainment, Inc.	10,921	266,392
Lumens Co. Ltd. (a)	21,596	289,521
Paradise Co. Ltd.	2,515	93,482
PSK, Inc.	10,980	145,606
Samsung Electronics Co. Ltd.	99	128,697
SK Hynix, Inc. (a)	950	36,920
Suheung Capsule Co. Ltd.	3,120	115,516
Suprema, Inc. (a)	4,754	117,573
Wonik IPS Co. Ltd. (a)	26,364	262,849
TOTAL KOREA (SOUTH)		4,223,203
Liberia - 0.3%
Royal Caribbean Cruises Ltd.	4,900	260,337
Luxembourg - 0.1%
Oriflame Cosmetics SA SDR (d)	2,800	71,397
Common Stocks - continued
	Shares	Value
Malaysia - 1.0%
Berjaya Auto Bhd	199,600	$ 127,255
Cahya Mata Sarawak Bhd	32,600	95,327
Globetronics Technology Bhd	160,200	176,772
Inari Amertron Bhd	201,000	161,416
Matrix Concepts Holdings Bhd	196,900	246,842
Multi-Purpose Holdings Bhd (a)	215,400	128,745
TIME dotCom Bhd	96,900	118,508
TOTAL MALAYSIA		1,054,865
Mexico - 0.5%
Grupo Financiero Interacciones SA de CV	21,400	129,207
Infraestructura Energetica Nova S.A.B. de CV	19,900	103,616
Megacable Holdings S.A.B. de CV unit	69,500	275,657
TOTAL MEXICO		508,480
Netherlands - 0.9%
LyondellBasell Industries NV Class A	4,800	444,000
NXP Semiconductors NV (a)	7,300	435,226
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,800	120,067
TOTAL NETHERLANDS		999,293
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	71,126	250,848
Kathmandu Holdings Ltd.	75,515	237,119
TOTAL NEW ZEALAND		487,967
Nigeria - 0.1%
Dangote Cement PLC	81,755	115,017
Norway - 1.1%
Cermaq ASA	24,900	294,269
Salmar ASA (a)	21,500	311,054
SpareBank 1 SR-Bank ASA (primary capital certificate) (d)	25,500	246,665
Veidekke ASA	30,400	326,027
TOTAL NORWAY		1,178,015
Philippines - 0.2%
Alliance Global Group, Inc.	186,500	130,330
Universal Robina Corp.	11,780	38,584
TOTAL PHILIPPINES		168,914
Common Stocks - continued
	Shares	Value
Poland - 0.2%
Bank Zachodni WBK SA	700	$ 85,892
ING Bank Slaski SA	2,800	125,774
TOTAL POLAND		211,666
Portugal - 0.1%
Mota Engil Sgps SA	12,500	95,502
Russia - 0.1%
Vozrozhdenie Bank	14,400	147,254
Singapore - 0.4%
OSIM International Ltd.	114,000	263,699
SIIC Environment Holdings Ltd. (a)	1,448,000	192,882
TOTAL SINGAPORE		456,581
South Africa - 1.5%
Bidvest Group Ltd.	4,984	136,674
Clicks Group Ltd.	20,984	127,952
Clover Industries Ltd.	66,700	122,996
Coronation Fund Managers Ltd.	31,000	299,053
FirstRand Ltd.	31,700	116,489
Mr Price Group Ltd.	8,600	129,403
MTN Group Ltd.	3,500	70,133
Naspers Ltd. Class N	1,240	116,922
Rand Merchant Insurance Holdings Ltd.	46,500	132,598
Royal Bafokeng Holdings (Pty) Ltd. (a)	20,100	129,918
Steinhoff International Holdings Ltd.	24,900	129,251
Super Group Ltd. (a)	42,500	114,446
TOTAL SOUTH AFRICA		1,625,835
Spain - 0.9%
Amadeus IT Holding SA Class A	6,000	249,348
Banco Santander SA	602	5,986
Banco Santander SA (Spain)	26,200	260,577
Grifols SA	4,600	245,700
Let's Gowex SA (d)	6,700	190,367
TOTAL SPAIN		951,978
Sweden - 1.6%
AarhusKarlshamn AB	2,000	133,586
AF AB (B Shares)	6,900	249,377
Fagerhult AB	10,316	512,452
JM AB (B Shares)	7,900	267,294
Net Entertainment NE AB	8,700	209,398
Common Stocks - continued
	Shares	Value
Sweden - continued
Net Entertainment NE AB (a)	8,700	$ 4,014
Nibe Industrier AB (B Shares)	9,800	275,061
TOTAL SWEDEN		1,651,182
Switzerland - 2.5%
Autoneum Holding AG	2,570	543,435
Belimo Holding AG (Reg.)	80	225,065
Bossard Holding AG	1,904	261,770
Comet Holding AG	486	299,298
Komax Holding AG (Reg.)	1,717	265,715
Pentair Ltd.	2,900	215,441
Siegfried Holding AG	1,387	259,718
Sika AG (Bearer)	8	32,351
TE Connectivity Ltd.	9,100	536,718
TOTAL SWITZERLAND		2,639,511
Taiwan - 1.8%
Advanced Semiconductor Engineering, Inc.	93,000	108,412
Advantech Co. Ltd.	18,000	116,358
Delta Electronics, Inc.	20,000	122,657
Everlight Electronics Co. Ltd.	46,000	107,659
Largan Precision Co. Ltd.	3,000	187,466
MediaTek, Inc.	9,000	140,823
San Shing Fastech Corp.	43,000	125,726
Ton Yi Industrial Corp.	85,000	90,451
Topoint Technology Co. Ltd.	218,903	156,745
Ttfb Co. Ltd.	13,000	127,994
Tung Thih Electronic Co. Ltd.	45,000	183,488
Vanguard International Semiconductor Corp.	101,000	137,946
Yungtay Engineering Co. Ltd.	96,000	283,237
TOTAL TAIWAN		1,888,962
Thailand - 0.6%
Kce Electronics PCL	146,300	158,235
Major Cineplex Group PCL (For. Reg.)	131,200	77,844
MC Group PCL	147,100	79,096
Mega Lifesciences PCL	180,500	126,618
Thaicom PCL	186,300	233,163
TOTAL THAILAND		674,956
Turkey - 0.1%
Soda Sanayii AS	87,000	128,550
Common Stocks - continued
	Shares	Value
United Kingdom - 3.0%
BG Group PLC	27,400	$ 554,221
Clarkson PLC	6,200	279,079
Close Brothers Group PLC	10,300	242,772
Dialog Semiconductor PLC (a)	13,100	331,045
Hikma Pharmaceuticals PLC	9,048	237,094
Hilton Food Group PLC	33,000	297,251
John David Group PLC	9,200	272,454
Mears Group PLC	16,000	136,018
Persimmon PLC	11,400	252,531
Prudential PLC	13,350	306,905
SABMiller PLC	5,000	271,875
TOTAL UNITED KINGDOM		3,181,245
United States of America - 39.3%
3M Co.	1,400	194,726
Abraxas Petroleum Corp. (a)	176,800	965,323
Aceto Corp.	19,800	433,224
Activision Blizzard, Inc.	7,000	140,070
Agilent Technologies, Inc.	5,700	308,028
Alliance Data Systems Corp. (a)	2,070	500,733
Altisource Residential Corp. Class B	7,400	208,088
American Express Co.	4,500	393,435
American Public Education, Inc. (a)	4,400	152,240
AMN Healthcare Services, Inc. (a)	19,600	244,608
AmSurg Corp. (a)	10,900	472,079
Archer Daniels Midland Co.	3,200	139,936
Argan, Inc.	16,500	441,705
Atlas Air Worldwide Holdings, Inc. (a)	341	11,932
Boise Cascade Co. (a)	1,500	37,530
Boston Scientific Corp. (a)	33,200	418,652
Brinker International, Inc.	17,600	864,864
Brocade Communications Systems, Inc. (a)	26,800	249,508
Capital One Financial Corp.	6,100	450,790
Carrizo Oil & Gas, Inc. (a)	3,000	165,060
Caterpillar, Inc.	6,000	632,400
CBIZ, Inc. (a)	75,300	645,321
CBRE Group, Inc. (a)	28,700	764,568
CDW Corp.	23,400	659,646
Century Casinos, Inc. (a)	87,800	522,410
Church & Dwight Co., Inc.	1,900	131,119
Columbus McKinnon Corp. (NY Shares)	5,100	135,099
Continental Resources, Inc. (a)	3,900	540,228
Common Stocks - continued
	Shares	Value
United States of America - continued
Cummins, Inc.	800	$ 120,680
CVS Caremark Corp.	10,900	792,648
Diamondback Energy, Inc. (a)	2,000	143,880
Electronic Arts, Inc. (a)	7,400	209,420
EMC Corp.	26,700	688,860
Enanta Pharmaceuticals, Inc. (a)	3,200	119,072
EnerSys	4,300	290,594
Enservco Corp. (a)(d)	37,400	73,304
Esterline Technologies Corp. (a)	4,300	468,786
F5 Networks, Inc. (a)	5,200	546,884
FedEx Corp.	1,940	264,325
FelCor Lodging Trust, Inc.	33,900	312,897
Ferro Corp. (a)	29,500	382,910
Fidelity National Information Services, Inc.	14,900	796,107
FleetCor Technologies, Inc. (a)	450	51,359
Foot Locker, Inc.	4,500	209,385
G-III Apparel Group Ltd. (a)	9,100	653,107
Generac Holdings, Inc.	7,700	453,376
Gentex Corp.	1,000	28,670
Global Payments, Inc.	3,700	247,271
Global Power Equipment Group, Inc.	7,700	134,981
Google, Inc.:
Class A (a)	1,455	778,250
Class C (a)	1,655	871,622
Grand Canyon Education, Inc. (a)	2,800	120,736
Greatbatch, Inc. (a)	3,600	165,708
Hanesbrands, Inc.	7,200	591,048
Harley-Davidson, Inc.	2,800	207,032
Harman International Industries, Inc.	3,500	383,635
HCA Holdings, Inc. (a)	6,000	312,000
Hologic, Inc. (a)	9,800	205,653
Houston Wire & Cable Co.	10,423	129,871
Howard Hughes Corp. (a)	500	71,380
Huron Consulting Group, Inc. (a)	4,400	313,280
Illinois Tool Works, Inc.	1,600	136,368
Inphi Corp. (a)	6,500	96,135
Jarden Corp. (a)	1,050	60,008
Johnson Controls, Inc.	8,100	365,634
Jones Lang LaSalle, Inc.	5,000	579,450
JTH Holding, Inc. Class A (a)	15,300	416,160
Juniper Networks, Inc. (a)	16,400	404,916
Kroger Co.	14,500	667,580
Common Stocks - continued
	Shares	Value
United States of America - continued
Ladder Capital Corp. Class A	7,100	$ 127,019
Las Vegas Sands Corp.	5,800	458,954
Manitowoc Co., Inc.	13,600	432,208
Manpower, Inc.	2,300	187,082
Matador Resources Co. (a)	12,000	344,640
Matrix Service Co. (a)	4,600	142,462
McGraw Hill Financial, Inc.	8,200	606,226
McKesson Corp.	2,800	473,732
MetLife, Inc.	8,250	431,888
Msa Safety, Inc.	2,600	137,150
Murphy U.S.A., Inc. (a)	9,275	394,188
Newfield Exploration Co. (a)	8,100	274,185
NVIDIA Corp.	6,400	118,208
Old Dominion Freight Lines, Inc. (a)	2,300	139,449
Peabody Energy Corp.	14,300	271,843
PetSmart, Inc. (d)	11,200	758,016
Phillips 66 Co.	6,900	574,218
priceline.com, Inc. (a)	475	549,931
Providence Service Corp. (a)	12,400	503,564
PulteGroup, Inc.	5,400	99,306
QUALCOMM, Inc.	7,700	606,067
Retractable Technologies, Inc. (a)	20,000	73,800
Riverbed Technology, Inc. (a)	19,500	379,275
Sapient Corp. (a)	14,300	232,661
Skyworks Solutions, Inc.	2,000	82,100
SM Energy Co.	5,900	437,367
Southwest Airlines Co.	23,800	575,246
Sportsman's Warehouse Holdings, Inc.	10,800	113,724
Stryker Corp.	400	31,100
Super Micro Computer, Inc. (a)	44,800	912,128
Synergy Resources Corp. (a)	24,800	288,672
SYNNEX Corp. (a)	3,700	249,306
Synopsys, Inc. (a)	100	3,762
Tenneco, Inc. (a)	13,400	802,258
Textron, Inc.	11,400	466,260
The Blackstone Group LP	9,600	283,488
Total System Services, Inc.	8,000	254,160
TrueBlue, Inc. (a)	4,800	128,400
U.S. Bancorp	4,800	195,744
Union Pacific Corp.	4,200	799,806
United Therapeutics Corp. (a)	3,600	360,036
Universal Electronics, Inc. (a)	7,500	280,125
Common Stocks - continued
	Shares	Value
United States of America - continued
Universal Technical Institute, Inc.	4,800	$ 57,648
Urban Outfitters, Inc. (a)	16,600	591,873
Verizon Communications, Inc.	13,700	640,201
Viacom, Inc. Class B (non-vtg.)	8,600	730,828
Yum! Brands, Inc.	7,200	554,328
TOTAL UNITED STATES OF AMERICA		41,842,936
US Virgin Islands - 0.3%
Altisource Asset Management Corp. (a)	290	283,693
TOTAL COMMON STOCKS (Cost $89,563,336)		102,888,962
Nonconvertible Preferred Stocks - 0.0%

India - 0.0%
Zee Entertainment Enterprises Ltd. (Cost $2,240)	302,169	3,858
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.11% (b)	802,727	802,727
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,531,106	2,531,106
TOTAL MONEY MARKET FUNDS (Cost $3,333,833)		3,333,833
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $92,899,409)		106,226,653
NET OTHER ASSETS (LIABILITIES) - 0.2%		219,952
NET ASSETS - 100%		$ 106,446,605
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 451
Fidelity Securities Lending Cash Central Fund	10,450
Total	$ 10,901
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,694,024	$ 21,559,677	$ 134,347	$ -
Consumer Staples	5,496,285	5,114,628	381,657	-
Energy	10,395,584	10,395,584	-	-
Financials	10,638,701	9,933,756	704,945	-
Health Care	8,759,628	8,381,923	377,705	-
Industrials	18,092,666	18,092,666	-	-
Information Technology	21,168,499	20,990,562	177,937	-
Materials	4,403,869	4,403,869	-	-
Telecommunication Services	1,484,486	1,484,486	-	-
Utilities	759,078	759,078	-	-
Money Market Funds	3,333,833	3,333,833	-	-
Total Investments in Securities:	$ 106,226,653	$ 104,450,062	$ 1,776,591	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,400,241) - See accompanying schedule: Unaffiliated issuers (cost $89,565,576)	$ 102,892,820
Fidelity Central Funds (cost $3,333,833)	3,333,833
Total Investments (cost $92,899,409)		$ 106,226,653
Foreign currency held at value (cost $22,423)		21,492
Receivable for investments sold		5,357,261
Receivable for fund shares sold		9,644
Dividends receivable		205,196
Distributions receivable from Fidelity Central Funds		2,669
Prepaid expenses		79
Receivable from investment adviser for expense reductions		11,157
Other receivables		56,087
Total assets		111,890,238

Liabilities
Payable for investments purchased	$ 2,602,274
Payable for fund shares redeemed	128,255
Accrued management fee	73,642
Distribution and service plan fees payable	28,758
Other affiliated payables	22,697
Other payables and accrued expenses	56,901
Collateral on securities loaned, at value	2,531,106
Total liabilities		5,443,633

Net Assets		$ 106,446,605
Net Assets consist of:
Paid in capital		$ 100,887,492
Accumulated net investment loss		(110,752)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,637,773)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,307,638
Net Assets		$ 106,446,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,268,799 ÷ 2,308,482 shares)	$ 14.84

Maximum offering price per share (100/94.25 of $14.84)	$ 15.75
Class T: Net Asset Value and redemption price per share ($20,147,494 ÷ 1,402,358 shares)	$ 14.37

Maximum offering price per share (100/96.50 of $14.37)	$ 14.89
Class B: Net Asset Value and offering price per share ($1,317,895 ÷ 98,496 shares)A	$ 13.38

Class C: Net Asset Value and offering price per share ($14,062,756 ÷ 1,054,016 shares)A	$ 13.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,649,661 ÷ 2,379,113 shares)	$ 15.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 722,586
Income from Fidelity Central Funds		10,901
Income before foreign taxes withheld		733,487
Less foreign taxes withheld		(53,522)
Total income		679,965

Expenses
Management fee Basic fee	$ 361,823
Performance adjustment	(6,898)
Transfer agent fees	114,808
Distribution and service plan fees	171,374
Accounting and security lending fees	23,499
Custodian fees and expenses	55,114
Independent trustees' compensation	199
Registration fees	57,945
Audit	51,201
Legal	223
Miscellaneous	1,848
Total expenses before reductions	831,136
Expense reductions	(40,353)	790,783
Net investment income (loss)		(110,818)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,617,224
Foreign currency transactions	(9,335)
Total net realized gain (loss)		9,607,889
Change in net unrealized appreciation (depreciation) on: Investment securities	(272,494)
Assets and liabilities in foreign currencies	1,084
Total change in net unrealized appreciation (depreciation)		(271,410)
Net gain (loss)		9,336,479
Net increase (decrease) in net assets resulting from operations		$ 9,225,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (110,818)	$ 230,594
Net realized gain (loss)	9,607,889	16,749,024
Change in net unrealized appreciation (depreciation)	(271,410)	6,178,412
Net increase (decrease) in net assets resulting from operations	9,225,661	23,158,030
Distributions to shareholders from net investment income	(195,453)	(34,747)
Distributions to shareholders from net realized gain	(407,917)	-
Total distributions	(603,370)	(34,747)
Share transactions - net increase (decrease)	398,483	(1,761,053)
Redemption fees	323	649
Total increase (decrease) in net assets	9,021,097	21,362,879

Net Assets
Beginning of period	97,425,508	76,062,629
End of period (including accumulated net investment loss of $110,752 and undistributed net investment income of $195,519, respectively)	$ 106,446,605	$ 97,425,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 10.40	$ 9.57	$ 11.41	$ 9.04	$ 6.88
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.02	(.03)	.01	.04
Net realized and unrealized gain (loss)	1.30	3.20	.81	(1.76)	2.47	2.13
Total from investment operations	1.29	3.24	.83	(1.79)	2.48	2.17
Distributions from net investment income	(.02)	-	-	-	(.03)	(.01)
Distributions from net realized gain	(.06)	-	-	(.05)	(.08)	-
Total distributions	(.09) J	-	-	(.05)	(.11)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.84	$ 13.64	$ 10.40	$ 9.57	$ 11.41	$ 9.04
Total Return B, C, D	9.49%	31.15%	8.67%	(15.81)%	27.68%	31.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.54% A	1.38%	1.43%	1.51%	1.89%	2.22%
Expenses net of fee waivers, if any	1.45% A	1.38%	1.43%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.45% A	1.35%	1.40%	1.43%	1.44%	1.43%
Net investment income (loss)	(.14)% A	.33%	.22%	(.24)%	.13%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,269	$ 33,694	$ 26,961	$ 36,367	$ 30,383	$ 6,997
Portfolio turnover rate G	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 10.09	$ 9.31	$ 11.11	$ 8.82	$ 6.72
Income from Investment Operations
Net investment income (loss) E	(.03)	- I	- I	(.05)	(.01)	.02
Net realized and unrealized gain (loss)	1.27	3.10	.78	(1.72)	2.39	2.09
Total from investment operations	1.24	3.10	.78	(1.77)	2.38	2.11
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.06)	-	-	(.03)	(.08)	-
Total distributions	(.06)	-	-	(.03)	(.09)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.37	$ 13.19	$ 10.09	$ 9.31	$ 11.11	$ 8.82
Total Return B, C, D	9.42%	30.72%	8.38%	(15.97)%	27.20%	31.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.68%	1.71%	1.80%	2.32%	2.50%
Expenses net of fee waivers, if any	1.70% A	1.68%	1.70%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.70% A	1.64%	1.68%	1.68%	1.70%	1.69%
Net investment income (loss)	(.38)% A	.04%	(.05)%	(.49)%	(.13)%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,147	$ 19,193	$ 15,731	$ 24,180	$ 23,237	$ 10,494
Portfolio turnover rate G	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 9.43	$ 8.74	$ 10.46	$ 8.31	$ 6.37
Income from Investment Operations
Net investment income (loss) E	(.06)	(.05)	(.05)	(.10)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.18	2.89	.74	(1.62)	2.26	1.97
Total from investment operations	1.12	2.84	.69	(1.72)	2.20	1.95
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.01)	-	-	- I	(.05)	-
Total distributions	(.01)	-	-	- I	(.05)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.38	$ 12.27	$ 9.43	$ 8.74	$ 10.46	$ 8.31
Total Return B, C, D	9.09%	30.12%	7.89%	(16.42)%	26.64%	30.62%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.17%	2.19%	2.32%	2.82%	2.98%
Expenses net of fee waivers, if any	2.20% A	2.17%	2.19%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.13%	2.17%	2.18%	2.19%	2.18%
Net investment income (loss)	(.88)% A	(.45)%	(.54)%	(.99)%	(.62)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,318	$ 1,331	$ 1,401	$ 1,926	$ 2,731	$ 2,162
Portfolio turnover rate G	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 9.41	$ 8.73	$ 10.46	$ 8.31	$ 6.37
Income from Investment Operations
Net investment income (loss) E	(.06)	(.05)	(.05)	(.10)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.17	2.90	.73	(1.61)	2.27	1.97
Total from investment operations	1.11	2.85	.68	(1.71)	2.21	1.95
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.03)	-	-	(.02)	(.06)	-
Total distributions	(.03)	-	-	(.02)	(.06)	(.01)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.34	$ 12.26	$ 9.41	$ 8.73	$ 10.46	$ 8.31
Total Return B, C, D	9.03%	30.29%	7.79%	(16.38)%	26.68%	30.62%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	2.16%	2.18%	2.28%	2.77%	2.97%
Expenses net of fee waivers, if any	2.20% A	2.16%	2.18%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.20% A	2.13%	2.16%	2.18%	2.20%	2.18%
Net investment income (loss)	(.88)% A	(.45)%	(.53)%	(.99)%	(.63)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,063	$ 13,055	$ 9,421	$ 11,632	$ 7,986	$ 3,378
Portfolio turnover rate G	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 10.78	$ 9.88	$ 11.76	$ 9.31	$ 7.07
Income from Investment Operations
Net investment income (loss) D	.01	.09	.06	- H	.04	.06
Net realized and unrealized gain (loss)	1.34	3.33	.84	(1.82)	2.54	2.20
Total from investment operations	1.35	3.42	.90	(1.82)	2.58	2.26
Distributions from net investment income	(.06)	(.02)	-	-	(.05)	(.02)
Distributions from net realized gain	(.06)	-	-	(.06)	(.08)	-
Total distributions	(.13) I	(.02)	-	(.06)	(.13)	(.02)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 15.40	$ 14.18	$ 10.78	$ 9.88	$ 11.76	$ 9.31
Total Return B, C	9.57%	31.74%	9.11%	(15.60)%	28.00%	32.03%
Ratios to Average Net Assets E, G
Expenses before reductions	1.20% A	1.02%	1.06%	1.18%	1.43%	1.88%
Expenses net of fee waivers, if any	1.20% A	1.02%	1.06%	1.17%	1.25%	1.25%
Expenses net of all reductions	1.20% A	.99%	1.03%	1.15%	1.19%	1.18%
Net investment income (loss)	.12% A	.69%	.59%	.04%	.38%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,650	$ 30,153	$ 22,548	$ 28,725	$ 12,936	$ 1,148
Portfolio turnover rate F	222% A	211%	155%	140%	179%	258%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,485,161
Gross unrealized depreciation	(1,234,885)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,250,276

Tax cost	$ 92,976,377

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (2,712,771)
2019	(14,114,488)
Total capital loss carryforward	$ (16,827,259)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $113,596,737 and $116,937,409, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 44,737	$ 909
Class T	.25%	.25%	49,885	590
Class B	.75%	.25%	6,756	5,091
Class C	.75%	.25%	69,996	8,663
			$ 171,374	$ 15,253

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
$ 6,517
Class A	2,058
Class T	124
Class B	266
Class C	$ 8,965

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 41,809.24
Class T	29,486.30
Class B	2,047.31
Class C	18,861.27
Institutional Class	22,605.14
	$ 114,808

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,266 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,450. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.45%	$ 15,541
Class T	1.70%	15,058
Class B	2.20%	1,067
Class C	2.20%	8,687
		$ 40,353

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 59,620	$ -
Institutional Class	135,833	34,747
Total	$ 195,453	$ 34,747
From net realized gain
Class A	$ 158,986	$ -
Class T	85,532	-
Class B	537	-
Class C	27,029	-
Institutional Class	135,833	-
Total	$ 407,917	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	302,518	373,063	$ 4,361,503	$ 4,494,237
Reinvestment of distributions	14,554	-	202,003	-
Shares redeemed	(478,212)	(496,412)	(7,046,437)	(5,849,205)
Net increase (decrease)	(161,140)	(123,349)	$ (2,482,931)	$ (1,354,968)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class T
Shares sold	88,303	216,464	$ 1,231,315	$ 2,510,696
Reinvestment of distributions	6,209	-	83,505	-
Shares redeemed	(146,722)	(321,703)	(2,052,048)	(3,651,942)
Net increase (decrease)	(52,210)	(105,239)	$ (737,228)	$ (1,141,246)
Class B
Shares sold	4,443	5,625	$ 55,303	$ 60,358
Reinvestment of distributions	41	-	513	-
Shares redeemed	(14,461)	(45,845)	(186,472)	(485,095)
Net increase (decrease)	(9,977)	(40,220)	$ (130,656)	$ (424,737)
Class C
Shares sold	102,031	323,235	$ 1,308,106	$ 3,465,927
Reinvestment of distributions	2,025	-	25,331	-
Shares redeemed	(115,288)	(258,872)	(1,506,803)	(2,771,491)
Net increase (decrease)	(11,232)	64,363	$ (173,366)	$ 694,436
Institutional Class
Shares sold	327,365	283,059	$ 5,060,777	$ 3,455,485
Reinvestment of distributions	17,076	2,789	245,726	30,990
Shares redeemed	(92,482)	(250,158)	(1,383,839)	(3,021,013)
Net increase (decrease)	251,959	35,690	$ 3,922,664	$ 465,462

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGLO-USAN-0614
1.784880.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Equity Income
Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.45%
Actual		$ 1,000.00	$ 1,062.40	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,060.20	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class C	2.20%
Actual		$ 1,000.00	$ 1,057.70	$ 11.22
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,062.70	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co. (United States of America, Banks)	2.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	1.8
Wells Fargo & Co. (United States of America, Banks)	2.1	1.8
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.9	1.6
Microsoft Corp. (United States of America, Software)	1.9	1.4
	10.1
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	19.7
Consumer Discretionary	12.4	12.6
Information Technology	11.3	8.6
Industrials	11.2	14.5
Consumer Staples	11.2	14.0
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	41.3	37.2
United Kingdom	9.8	11.1
Japan	6.7	5.8
Sweden	5.0	4.7
Switzerland	3.9	2.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 96.5%	Stocks 95.9%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 4.1%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.0%
Telstra Corp. Ltd.	18,578	$ 90,092
Bailiwick of Jersey - 0.9%
Wolseley PLC	1,429	82,539
Belgium - 1.0%
Anheuser-Busch InBev SA NV	800	87,197
Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,220	62,566
Constellation Software, Inc.	290	64,228
Fairfax Financial Holdings Ltd. (sub. vtg.)	130	56,683
Potash Corp. of Saskatchewan, Inc.	2,250	81,333
Suncor Energy, Inc.	2,260	87,179
TOTAL CANADA		351,989
Denmark - 0.3%
Spar Nord Bank A/S	2,800	31,487
France - 2.3%
Bureau Veritas SA	3,018	92,114
Total SA (a)	1,684	120,480
TOTAL FRANCE		212,594
Germany - 1.4%
AURELIUS AG	799	29,663
CompuGroup Medical AG	400	10,660
Siemens AG	662	87,331
TOTAL GERMANY		127,654
Greece - 0.3%
Greek Organization of Football Prognostics SA	1,900	30,314
Hong Kong - 1.1%
HKT Trust/HKT Ltd. unit	96,000	100,421
Ireland - 2.7%
Accenture PLC Class A	879	70,513
FBD Holdings PLC	2,500	60,159
Greencore Group PLC	18,388	81,062
Irish Continental Group PLC unit	900	36,166
TOTAL IRELAND		247,900
Israel - 1.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1,200	62,072
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,400	68,404
TOTAL ISRAEL		130,476
Common Stocks - continued
	Shares	Value
Italy - 0.5%
Lottomatica SpA	1,400	$ 41,060
Japan - 6.7%
Aozora Bank Ltd.	23,000	68,391
Astellas Pharma, Inc.	6,600	73,401
Hoya Corp.	2,100	61,910
Japan Tobacco, Inc.	4,200	137,871
KDDI Corp.	1,000	53,230
Leopalace21 Corp. (a)	5,400	27,889
Monex Group, Inc.	19,400	64,898
Nippon Telegraph & Telephone Corp.	1,300	72,141
Workman Co. Ltd.	1,100	44,222
TOTAL JAPAN		603,953
Kenya - 0.5%
Safaricom Ltd.	318,850	48,005
Korea (South) - 0.5%
Coway Co. Ltd.	569	44,888
Luxembourg - 0.7%
Altice S.A.	1,100	62,859
Netherlands - 2.6%
Exact Holdings NV	1,900	66,954
Koninklijke Philips Electronics NV	2,868	91,814
LyondellBasell Industries NV Class A	843	77,978
TOTAL NETHERLANDS		236,746
Norway - 0.6%
Gjensidige Forsikring ASA	2,700	49,782
Panama - 0.0%
Copa Holdings SA Class A	5	676
Singapore - 1.3%
United Overseas Bank Ltd.	7,000	121,496
South Africa - 3.1%
Astral Foods Ltd.	7,400	67,174
Lewis Group Ltd.	14,800	87,783
Nampak Ltd.	9,700	36,143
Reunert Ltd.	13,600	89,197
TOTAL SOUTH AFRICA		280,297
Spain - 0.6%
Atresmedia Corporacion de Medios de Comunicacion SA	3,600	51,593
Common Stocks - continued
	Shares	Value
Sweden - 5.0%
Eniro AB (a)	1,833	$ 14,546
Intrum Justitia AB	3,240	93,729
Nordea Bank AB	10,410	150,414
Svenska Cellulosa AB (SCA) (B Shares)	2,060	57,692
Svenska Handelsbanken AB (A Shares)	2,770	139,007
TOTAL SWEDEN		455,388
Switzerland - 3.9%
Roche Holding AG (participation certificate)	650	190,675
TE Connectivity Ltd.	1,200	70,776
UBS AG	3,150	65,879
Vontobel Holdings AG	770	30,140
TOTAL SWITZERLAND		357,470
Taiwan - 2.1%
MediaTek, Inc.	4,000	62,588
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	129,809
TOTAL TAIWAN		192,397
United Kingdom - 9.8%
Brit PLC (a)	7,600	27,300
British American Tobacco PLC (United Kingdom)	2,300	132,813
Direct Line Insurance Group PLC	14,700	62,123
Dunelm Group PLC	1,836	29,031
Ensco PLC Class A	1,254	63,264
Exova Group Ltd. PLC (a)	1,800	6,694
GlaxoSmithKline PLC	4,047	111,821
Hilton Food Group PLC	11,195	100,840
ITV PLC	14,700	45,171
Reckitt Benckiser Group PLC	736	59,337
Taylor Wimpey PLC	29,598	52,522
The Restaurant Group PLC	5,520	58,157
Vodafone Group PLC	19,243	73,058
WH Smith PLC	3,430	63,356
TOTAL UNITED KINGDOM		885,487
United States of America - 41.3%
AbbVie, Inc.	1,288	67,079
Access Midstream Partners LP	1,076	63,861
American Tower Corp.	826	68,988
Amgen, Inc.	1,191	133,094
ARAMARK Holdings Corp.	997	28,105
Bank of America Corp.	7,187	108,811
Common Stocks - continued
	Shares	Value
United States of America - continued
Booz Allen Hamilton Holding Corp. Class A	2,000	$ 46,480
Capital One Financial Corp.	1,109	81,955
Chevron Corp.	1,403	176,105
Comcast Corp. Class A	1,858	96,170
Community Trust Bancorp, Inc.	1,477	54,457
ConocoPhillips Co.	1,807	134,278
CVB Financial Corp.	4,439	64,188
Danaher Corp.	725	53,201
Darden Restaurants, Inc.	700	34,797
Dr. Pepper Snapple Group, Inc.	1,566	86,788
Dun & Bradstreet Corp.	566	62,690
Eli Lilly & Co.	34	2,009
FedEx Corp.	510	69,488
H&R Block, Inc.	2,185	62,098
Hubbell, Inc. Class B	407	47,912
Johnson & Johnson	1,211	122,662
Johnson Controls, Inc.	1,567	70,734
JPMorgan Chase & Co.	3,463	193,857
Lakeland Financial Corp.	1,332	48,751
Lorillard, Inc.	1,214	72,136
MasterCard, Inc. Class A	924	67,960
McGraw Hill Financial, Inc.	862	63,728
Merck & Co., Inc.	1,807	105,818
Microsoft Corp.	4,264	172,266
MPLX LP	1,116	60,409
National Penn Bancshares, Inc.	3,571	34,889
Oracle Corp.	2,077	84,908
Psychemedics Corp.	137	2,159
QUALCOMM, Inc.	837	65,880
Sempra Energy	662	65,280
SunTrust Banks, Inc.	1,300	49,738
The Boeing Co.	649	83,734
U.S. Bancorp	3,261	132,984
United Technologies Corp.	1,027	121,525
Verizon Communications, Inc.	2,361	110,330
Verizon Communications, Inc. CDI	980	45,805
VF Corp.	1,573	96,095
Visa, Inc. Class A	361	73,142
W.R. Grace & Co. (a)	300	27,630
Common Stocks - continued
	Shares	Value
United States of America - continued
Wells Fargo & Co.	3,765	$ 186,895
Western Gas Partners LP	730	49,640
TOTAL UNITED STATES OF AMERICA		3,751,509
TOTAL COMMON STOCKS (Cost $7,799,138)		8,676,269
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
Volkswagen AG (Cost $87,908)	330	88,864
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.11% (b) (Cost $225,126)	225,126	225,126
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $8,112,172)		8,990,259
NET OTHER ASSETS (LIABILITIES) - 1.0%		91,563
NET ASSETS - 100%		$ 9,081,822
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 173
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,102,365	$ 1,102,365	$ -	$ -
Consumer Staples	1,007,548	787,538	220,010	-
Energy	755,216	634,736	120,480	-
Financials	2,074,552	2,008,673	65,879	-
Health Care	887,782	585,286	302,496	-
Industrials	1,018,810	839,665	179,145	-
Information Technology	1,037,414	907,605	129,809	-
Materials	223,084	223,084	-	-
Telecommunication Services	593,082	447,883	145,199	-
Utilities	65,280	65,280	-	-
Money Market Funds	225,126	225,126	-	-
Total Investments in Securities:	$ 8,990,259	$ 7,827,241	$ 1,163,018	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 109,356
Level 2 to Level 1	$ 204,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,887,046)	$ 8,765,133
Fidelity Central Funds (cost $225,126)	225,126
Total Investments (cost $8,112,172)		$ 8,990,259
Cash		379
Receivable for investments sold		62,369
Receivable for fund shares sold		451
Dividends receivable		35,239
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		6
Receivable from investment adviser for expense reductions		35,043
Total assets		9,123,763

Liabilities
Payable for fund shares redeemed	$ 885
Accrued management fee	5,190
Distribution and service plan fees payable	3,611
Other affiliated payables	2,038
Other payables and accrued expenses	30,217
Total liabilities		41,941

Net Assets		$ 9,081,822
Net Assets consist of:
Paid in capital		$ 7,922,697
Undistributed net investment income		26,527
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		254,167
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		878,431
Net Assets		$ 9,081,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,292,472 ÷ 260,756 shares)	$ 12.63

Maximum offering price per share (100/94.25 of $12.63)	$ 13.40
Class T: Net Asset Value and redemption price per share ($1,770,448 ÷ 140,273 shares)	$ 12.62

Maximum offering price per share (100/96.50 of $12.62)	$ 13.08
Class C: Net Asset Value and offering price per share ($2,711,038 ÷ 215,125 shares)A	$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,307,864 ÷ 103,470 shares)	$ 12.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 129,463
Special dividends		64,920
Income from Fidelity Central Funds		173
Income before foreign taxes withheld		194,556
Less foreign taxes withheld		(9,441)
Total income		185,115

Expenses
Management fee	$ 28,557
Transfer agent fees	9,101
Distribution and service plan fees	19,318
Accounting fees and expenses	2,111
Custodian fees and expenses	12,077
Independent trustees' compensation	15
Registration fees	46,770
Audit	35,039
Legal	12
Miscellaneous	222
Total expenses before reductions	153,222
Expense reductions	(84,923)	68,299
Net investment income (loss)		116,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	271,967
Foreign currency transactions	(891)
Total net realized gain (loss)		271,076
Change in net unrealized appreciation (depreciation) on: Investment securities	100,760
Assets and liabilities in foreign currencies	188
Total change in net unrealized appreciation (depreciation)		100,948
Net gain (loss)		372,024
Net increase (decrease) in net assets resulting from operations		$ 488,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,816	$ 65,903
Net realized gain (loss)	271,076	110,778
Change in net unrealized appreciation (depreciation)	100,948	700,327
Net increase (decrease) in net assets resulting from operations	488,840	877,008
Distributions to shareholders from net investment income	(90,289)	(63,596)
Distributions to shareholders from net realized gain	(97,735)	(3,859)
Total distributions	(188,024)	(67,455)
Share transactions - net increase (decrease)	2,719,164	2,177,438
Total increase (decrease) in net assets	3,019,980	2,986,991

Net Assets
Beginning of period	6,061,842	3,074,851
End of period (including undistributed net investment income of $26,527 and $0, respectively)	$ 9,081,822	$ 6,061,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19 H	.19	.09
Net realized and unrealized gain (loss)	.56	2.05	.16
Total from investment operations	.75	2.24	.25
Distributions from net investment income	(.14)	(.18)	(.10)
Distributions from net realized gain	(.18)	(.01)	-
Total distributions	(.32)	(.19)	(.10)
Net asset value, end of period	$ 12.63	$ 12.20	$ 10.15
Total Return B,C,D	6.24%	22.28%	2.51%
Ratios to Average Net Assets F,J
Expenses before reductions	3.56% A	4.37%	7.41% A
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45% A
Expenses net of all reductions	1.45% A	1.43%	1.44% A
Net investment income (loss)	3.09% A,H	1.66%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,292	$ 2,115	$ 756
Portfolio turnover rate G	108% A	78%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18 H	.16	.08
Net realized and unrealized gain (loss)	.55	2.06	.15
Total from investment operations	.73	2.22	.23
Distributions from net investment income	(.13)	(.15)	(.09)
Distributions from net realized gain	(.18)	(.01)	-
Total distributions	(.31)	(.16)	(.09)
Net asset value, end of period	$ 12.62	$ 12.20	$ 10.14
Total Return B,C,D	6.02%	22.11%	2.31%
Ratios to Average Net Assets F,J
Expenses before reductions	3.75% A	4.80%	7.68% A
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70% A
Expenses net of all reductions	1.70% A	1.68%	1.69% A
Net investment income (loss)	2.84% A,H	1.41%	1.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,770	$ 1,270	$ 714
Portfolio turnover rate G	108% A	78%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14 H	.10	.06
Net realized and unrealized gain (loss)	.55	2.06	.15
Total from investment operations	.69	2.16	.21
Distributions from net investment income	(.11)	(.11)	(.07)
Distributions from net realized gain	(.17)	(.01)	-
Total distributions	(.27) K	(.12)	(.07)
Net asset value, end of period	$ 12.60	$ 12.18	$ 10.14
Total Return B,C,D	5.77%	21.40%	2.12%
Ratios to Average Net Assets F,J
Expenses before reductions	4.36% A	5.26%	8.19% A
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20% A
Expenses net of all reductions	2.20% A	2.18%	2.19% A
Net investment income (loss)	2.34% A,H	.91%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,711	$ 1,445	$ 666
Portfolio turnover rate G	108% A	78%	36% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .75%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.169 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21 G	.21	.10
Net realized and unrealized gain (loss)	.55	2.07	.16
Total from investment operations	.76	2.28	.26
Distributions from net investment income	(.16)	(.20)	(.11)
Distributions from net realized gain	(.18)	(.01)	-
Total distributions	(.34)	(.21)	(.11)
Net asset value, end of period	$ 12.64	$ 12.22	$ 10.15
Total Return B,C	6.27%	22.71%	2.61%
Ratios to Average Net Assets E,I
Expenses before reductions	3.15% A	4.46%	7.23% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.20% A	1.18%	1.19% A
Net investment income (loss)	3.34% A,G	1.91%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,308	$ 1,231	$ 939
Portfolio turnover rate F	108% A	78%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, passive foreign investment companies (PFIC), partnerships, equity-debt classifications, and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,030,802
Gross unrealized depreciation	(164,960)
Net unrealized appreciation (depreciation) on securities and other investments	$ 865,842

Tax cost	$ 8,124,417

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,777,638 and $4,203,101, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,590	$
Class T	.25%	.25%	4,340
Class C	.75%	.25%	11,388
			$ 19,318	$

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,588
Class T	919
Class C*	290
$ 3,797

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,390.24
Class T	2,021.23
Class C	2,959.26
Institutional Class	731.12
	$ 9,101

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $65 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 30,301
Class T	1.70%	17,731
Class C	2.20%	24,543
Institutional Class	1.20%	12,289
		$ 84,864

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $56 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 34,357	$ 21,341
Class T	18,523	12,502
Class C	21,786	10,500
Institutional Class	15,623	19,253
Total	$ 90,289	$ 63,596
From net realized gain
Class A	$ 37,020	$ 1,245
Class T	20,549	822
Class C	22,043	950
Institutional Class	18,123	842
Total	$ 97,735	$ 3,859

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended, April 30, 2014	Year ended October 31, 2013	Six months ended, April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	104,022	119,194	$ 1,285,875	$ 1,351,801
Reinvestment of distributions	5,578	1,927	68,773	21,243
Shares redeemed	(22,149)	(22,370)	(276,458)	(259,766)
Net increase (decrease)	87,451	98,751	$ 1,078,190	$ 1,113,278
Class T
Shares sold	68,886	33,371	$ 845,256	$ 382,233
Reinvestment of distributions	3,076	1,184	37,952	12,976
Shares redeemed	(35,819)	(804)	(450,883)	(9,101)
Net increase (decrease)	36,143	33,751	$ 432,325	$ 386,108
Class C
Shares sold	121,800	88,544	$ 1,492,893	$ 997,819
Reinvestment of distributions	3,375	1,023	41,647	11,159
Shares redeemed	(28,697)	(36,610)	(358,167)	(423,633)
Net increase (decrease)	96,478	52,957	$ 1,176,373	$ 585,345
Institutional Class
Shares sold	5,868	6,507	$ 73,451	$ 73,274
Reinvestment of distributions	2,729	1,821	33,600	19,977
Shares redeemed	(5,897)	(56)	(74,775)	(544)
Net increase (decrease)	2,700	8,272	$ 32,276	$ 92,707

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AGEDI-USAN-0614
1.938144.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Equity Income
Fund - Class A, Class T, and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.45%
Actual		$ 1,000.00	$ 1,062.40	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,060.20	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class C	2.20%
Actual		$ 1,000.00	$ 1,057.70	$ 11.22
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,062.70	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co. (United States of America, Banks)	2.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	1.8
Wells Fargo & Co. (United States of America, Banks)	2.1	1.8
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.9	1.6
Microsoft Corp. (United States of America, Software)	1.9	1.4
	10.1
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	19.7
Consumer Discretionary	12.4	12.6
Information Technology	11.3	8.6
Industrials	11.2	14.5
Consumer Staples	11.2	14.0
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	41.3	37.2
United Kingdom	9.8	11.1
Japan	6.7	5.8
Sweden	5.0	4.7
Switzerland	3.9	2.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 96.5%	Stocks 95.9%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 4.1%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.0%
Telstra Corp. Ltd.	18,578	$ 90,092
Bailiwick of Jersey - 0.9%
Wolseley PLC	1,429	82,539
Belgium - 1.0%
Anheuser-Busch InBev SA NV	800	87,197
Canada - 3.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,220	62,566
Constellation Software, Inc.	290	64,228
Fairfax Financial Holdings Ltd. (sub. vtg.)	130	56,683
Potash Corp. of Saskatchewan, Inc.	2,250	81,333
Suncor Energy, Inc.	2,260	87,179
TOTAL CANADA		351,989
Denmark - 0.3%
Spar Nord Bank A/S	2,800	31,487
France - 2.3%
Bureau Veritas SA	3,018	92,114
Total SA (a)	1,684	120,480
TOTAL FRANCE		212,594
Germany - 1.4%
AURELIUS AG	799	29,663
CompuGroup Medical AG	400	10,660
Siemens AG	662	87,331
TOTAL GERMANY		127,654
Greece - 0.3%
Greek Organization of Football Prognostics SA	1,900	30,314
Hong Kong - 1.1%
HKT Trust/HKT Ltd. unit	96,000	100,421
Ireland - 2.7%
Accenture PLC Class A	879	70,513
FBD Holdings PLC	2,500	60,159
Greencore Group PLC	18,388	81,062
Irish Continental Group PLC unit	900	36,166
TOTAL IRELAND		247,900
Israel - 1.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1,200	62,072
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,400	68,404
TOTAL ISRAEL		130,476
Common Stocks - continued
	Shares	Value
Italy - 0.5%
Lottomatica SpA	1,400	$ 41,060
Japan - 6.7%
Aozora Bank Ltd.	23,000	68,391
Astellas Pharma, Inc.	6,600	73,401
Hoya Corp.	2,100	61,910
Japan Tobacco, Inc.	4,200	137,871
KDDI Corp.	1,000	53,230
Leopalace21 Corp. (a)	5,400	27,889
Monex Group, Inc.	19,400	64,898
Nippon Telegraph & Telephone Corp.	1,300	72,141
Workman Co. Ltd.	1,100	44,222
TOTAL JAPAN		603,953
Kenya - 0.5%
Safaricom Ltd.	318,850	48,005
Korea (South) - 0.5%
Coway Co. Ltd.	569	44,888
Luxembourg - 0.7%
Altice S.A.	1,100	62,859
Netherlands - 2.6%
Exact Holdings NV	1,900	66,954
Koninklijke Philips Electronics NV	2,868	91,814
LyondellBasell Industries NV Class A	843	77,978
TOTAL NETHERLANDS		236,746
Norway - 0.6%
Gjensidige Forsikring ASA	2,700	49,782
Panama - 0.0%
Copa Holdings SA Class A	5	676
Singapore - 1.3%
United Overseas Bank Ltd.	7,000	121,496
South Africa - 3.1%
Astral Foods Ltd.	7,400	67,174
Lewis Group Ltd.	14,800	87,783
Nampak Ltd.	9,700	36,143
Reunert Ltd.	13,600	89,197
TOTAL SOUTH AFRICA		280,297
Spain - 0.6%
Atresmedia Corporacion de Medios de Comunicacion SA	3,600	51,593
Common Stocks - continued
	Shares	Value
Sweden - 5.0%
Eniro AB (a)	1,833	$ 14,546
Intrum Justitia AB	3,240	93,729
Nordea Bank AB	10,410	150,414
Svenska Cellulosa AB (SCA) (B Shares)	2,060	57,692
Svenska Handelsbanken AB (A Shares)	2,770	139,007
TOTAL SWEDEN		455,388
Switzerland - 3.9%
Roche Holding AG (participation certificate)	650	190,675
TE Connectivity Ltd.	1,200	70,776
UBS AG	3,150	65,879
Vontobel Holdings AG	770	30,140
TOTAL SWITZERLAND		357,470
Taiwan - 2.1%
MediaTek, Inc.	4,000	62,588
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	129,809
TOTAL TAIWAN		192,397
United Kingdom - 9.8%
Brit PLC (a)	7,600	27,300
British American Tobacco PLC (United Kingdom)	2,300	132,813
Direct Line Insurance Group PLC	14,700	62,123
Dunelm Group PLC	1,836	29,031
Ensco PLC Class A	1,254	63,264
Exova Group Ltd. PLC (a)	1,800	6,694
GlaxoSmithKline PLC	4,047	111,821
Hilton Food Group PLC	11,195	100,840
ITV PLC	14,700	45,171
Reckitt Benckiser Group PLC	736	59,337
Taylor Wimpey PLC	29,598	52,522
The Restaurant Group PLC	5,520	58,157
Vodafone Group PLC	19,243	73,058
WH Smith PLC	3,430	63,356
TOTAL UNITED KINGDOM		885,487
United States of America - 41.3%
AbbVie, Inc.	1,288	67,079
Access Midstream Partners LP	1,076	63,861
American Tower Corp.	826	68,988
Amgen, Inc.	1,191	133,094
ARAMARK Holdings Corp.	997	28,105
Bank of America Corp.	7,187	108,811
Common Stocks - continued
	Shares	Value
United States of America - continued
Booz Allen Hamilton Holding Corp. Class A	2,000	$ 46,480
Capital One Financial Corp.	1,109	81,955
Chevron Corp.	1,403	176,105
Comcast Corp. Class A	1,858	96,170
Community Trust Bancorp, Inc.	1,477	54,457
ConocoPhillips Co.	1,807	134,278
CVB Financial Corp.	4,439	64,188
Danaher Corp.	725	53,201
Darden Restaurants, Inc.	700	34,797
Dr. Pepper Snapple Group, Inc.	1,566	86,788
Dun & Bradstreet Corp.	566	62,690
Eli Lilly & Co.	34	2,009
FedEx Corp.	510	69,488
H&R Block, Inc.	2,185	62,098
Hubbell, Inc. Class B	407	47,912
Johnson & Johnson	1,211	122,662
Johnson Controls, Inc.	1,567	70,734
JPMorgan Chase & Co.	3,463	193,857
Lakeland Financial Corp.	1,332	48,751
Lorillard, Inc.	1,214	72,136
MasterCard, Inc. Class A	924	67,960
McGraw Hill Financial, Inc.	862	63,728
Merck & Co., Inc.	1,807	105,818
Microsoft Corp.	4,264	172,266
MPLX LP	1,116	60,409
National Penn Bancshares, Inc.	3,571	34,889
Oracle Corp.	2,077	84,908
Psychemedics Corp.	137	2,159
QUALCOMM, Inc.	837	65,880
Sempra Energy	662	65,280
SunTrust Banks, Inc.	1,300	49,738
The Boeing Co.	649	83,734
U.S. Bancorp	3,261	132,984
United Technologies Corp.	1,027	121,525
Verizon Communications, Inc.	2,361	110,330
Verizon Communications, Inc. CDI	980	45,805
VF Corp.	1,573	96,095
Visa, Inc. Class A	361	73,142
W.R. Grace & Co. (a)	300	27,630
Common Stocks - continued
	Shares	Value
United States of America - continued
Wells Fargo & Co.	3,765	$ 186,895
Western Gas Partners LP	730	49,640
TOTAL UNITED STATES OF AMERICA		3,751,509
TOTAL COMMON STOCKS (Cost $7,799,138)		8,676,269
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
Volkswagen AG (Cost $87,908)	330	88,864
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.11% (b) (Cost $225,126)	225,126	225,126
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $8,112,172)		8,990,259
NET OTHER ASSETS (LIABILITIES) - 1.0%		91,563
NET ASSETS - 100%		$ 9,081,822
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 173
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,102,365	$ 1,102,365	$ -	$ -
Consumer Staples	1,007,548	787,538	220,010	-
Energy	755,216	634,736	120,480	-
Financials	2,074,552	2,008,673	65,879	-
Health Care	887,782	585,286	302,496	-
Industrials	1,018,810	839,665	179,145	-
Information Technology	1,037,414	907,605	129,809	-
Materials	223,084	223,084	-	-
Telecommunication Services	593,082	447,883	145,199	-
Utilities	65,280	65,280	-	-
Money Market Funds	225,126	225,126	-	-
Total Investments in Securities:	$ 8,990,259	$ 7,827,241	$ 1,163,018	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 109,356
Level 2 to Level 1	$ 204,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,887,046)	$ 8,765,133
Fidelity Central Funds (cost $225,126)	225,126
Total Investments (cost $8,112,172)		$ 8,990,259
Cash		379
Receivable for investments sold		62,369
Receivable for fund shares sold		451
Dividends receivable		35,239
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		6
Receivable from investment adviser for expense reductions		35,043
Total assets		9,123,763

Liabilities
Payable for fund shares redeemed	$ 885
Accrued management fee	5,190
Distribution and service plan fees payable	3,611
Other affiliated payables	2,038
Other payables and accrued expenses	30,217
Total liabilities		41,941

Net Assets		$ 9,081,822
Net Assets consist of:
Paid in capital		$ 7,922,697
Undistributed net investment income		26,527
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		254,167
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		878,431
Net Assets		$ 9,081,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,292,472 ÷ 260,756 shares)	$ 12.63

Maximum offering price per share (100/94.25 of $12.63)	$ 13.40
Class T: Net Asset Value and redemption price per share ($1,770,448 ÷ 140,273 shares)	$ 12.62

Maximum offering price per share (100/96.50 of $12.62)	$ 13.08
Class C: Net Asset Value and offering price per share ($2,711,038 ÷ 215,125 shares)A	$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,307,864 ÷ 103,470 shares)	$ 12.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 129,463
Special dividends		64,920
Income from Fidelity Central Funds		173
Income before foreign taxes withheld		194,556
Less foreign taxes withheld		(9,441)
Total income		185,115

Expenses
Management fee	$ 28,557
Transfer agent fees	9,101
Distribution and service plan fees	19,318
Accounting fees and expenses	2,111
Custodian fees and expenses	12,077
Independent trustees' compensation	15
Registration fees	46,770
Audit	35,039
Legal	12
Miscellaneous	222
Total expenses before reductions	153,222
Expense reductions	(84,923)	68,299
Net investment income (loss)		116,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	271,967
Foreign currency transactions	(891)
Total net realized gain (loss)		271,076
Change in net unrealized appreciation (depreciation) on: Investment securities	100,760
Assets and liabilities in foreign currencies	188
Total change in net unrealized appreciation (depreciation)		100,948
Net gain (loss)		372,024
Net increase (decrease) in net assets resulting from operations		$ 488,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,816	$ 65,903
Net realized gain (loss)	271,076	110,778
Change in net unrealized appreciation (depreciation)	100,948	700,327
Net increase (decrease) in net assets resulting from operations	488,840	877,008
Distributions to shareholders from net investment income	(90,289)	(63,596)
Distributions to shareholders from net realized gain	(97,735)	(3,859)
Total distributions	(188,024)	(67,455)
Share transactions - net increase (decrease)	2,719,164	2,177,438
Total increase (decrease) in net assets	3,019,980	2,986,991

Net Assets
Beginning of period	6,061,842	3,074,851
End of period (including undistributed net investment income of $26,527 and $0, respectively)	$ 9,081,822	$ 6,061,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19 H	.19	.09
Net realized and unrealized gain (loss)	.56	2.05	.16
Total from investment operations	.75	2.24	.25
Distributions from net investment income	(.14)	(.18)	(.10)
Distributions from net realized gain	(.18)	(.01)	-
Total distributions	(.32)	(.19)	(.10)
Net asset value, end of period	$ 12.63	$ 12.20	$ 10.15
Total Return B,C,D	6.24%	22.28%	2.51%
Ratios to Average Net Assets F,J
Expenses before reductions	3.56% A	4.37%	7.41% A
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45% A
Expenses net of all reductions	1.45% A	1.43%	1.44% A
Net investment income (loss)	3.09% A,H	1.66%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,292	$ 2,115	$ 756
Portfolio turnover rate G	108% A	78%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18 H	.16	.08
Net realized and unrealized gain (loss)	.55	2.06	.15
Total from investment operations	.73	2.22	.23
Distributions from net investment income	(.13)	(.15)	(.09)
Distributions from net realized gain	(.18)	(.01)	-
Total distributions	(.31)	(.16)	(.09)
Net asset value, end of period	$ 12.62	$ 12.20	$ 10.14
Total Return B,C,D	6.02%	22.11%	2.31%
Ratios to Average Net Assets F,J
Expenses before reductions	3.75% A	4.80%	7.68% A
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70% A
Expenses net of all reductions	1.70% A	1.68%	1.69% A
Net investment income (loss)	2.84% A,H	1.41%	1.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,770	$ 1,270	$ 714
Portfolio turnover rate G	108% A	78%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14 H	.10	.06
Net realized and unrealized gain (loss)	.55	2.06	.15
Total from investment operations	.69	2.16	.21
Distributions from net investment income	(.11)	(.11)	(.07)
Distributions from net realized gain	(.17)	(.01)	-
Total distributions	(.27) K	(.12)	(.07)
Net asset value, end of period	$ 12.60	$ 12.18	$ 10.14
Total Return B,C,D	5.77%	21.40%	2.12%
Ratios to Average Net Assets F,J
Expenses before reductions	4.36% A	5.26%	8.19% A
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20% A
Expenses net of all reductions	2.20% A	2.18%	2.19% A
Net investment income (loss)	2.34% A,H	.91%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,711	$ 1,445	$ 666
Portfolio turnover rate G	108% A	78%	36% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .75%.

I For the period May 2, 2012 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.169 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21 G	.21	.10
Net realized and unrealized gain (loss)	.55	2.07	.16
Total from investment operations	.76	2.28	.26
Distributions from net investment income	(.16)	(.20)	(.11)
Distributions from net realized gain	(.18)	(.01)	-
Total distributions	(.34)	(.21)	(.11)
Net asset value, end of period	$ 12.64	$ 12.22	$ 10.15
Total Return B,C	6.27%	22.71%	2.61%
Ratios to Average Net Assets E,I
Expenses before reductions	3.15% A	4.46%	7.23% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.20% A	1.18%	1.19% A
Net investment income (loss)	3.34% A,G	1.91%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,308	$ 1,231	$ 939
Portfolio turnover rate F	108% A	78%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, passive foreign investment companies (PFIC), partnerships, equity-debt classifications, and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,030,802
Gross unrealized depreciation	(164,960)
Net unrealized appreciation (depreciation) on securities and other investments	$ 865,842

Tax cost	$ 8,124,417

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,777,638 and $4,203,101, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,590	$
Class T	.25%	.25%	4,340
Class C	.75%	.25%	11,388
			$ 19,318	$

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,588
Class T	919
Class C*	290
$ 3,797

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,390.24
Class T	2,021.23
Class C	2,959.26
Institutional Class	731.12
	$ 9,101

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $65 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 30,301
Class T	1.70%	17,731
Class C	2.20%	24,543
Institutional Class	1.20%	12,289
		$ 84,864

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $56 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 34,357	$ 21,341
Class T	18,523	12,502
Class C	21,786	10,500
Institutional Class	15,623	19,253
Total	$ 90,289	$ 63,596
From net realized gain
Class A	$ 37,020	$ 1,245
Class T	20,549	822
Class C	22,043	950
Institutional Class	18,123	842
Total	$ 97,735	$ 3,859

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended, April 30, 2014	Year ended October 31, 2013	Six months ended, April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	104,022	119,194	$ 1,285,875	$ 1,351,801
Reinvestment of distributions	5,578	1,927	68,773	21,243
Shares redeemed	(22,149)	(22,370)	(276,458)	(259,766)
Net increase (decrease)	87,451	98,751	$ 1,078,190	$ 1,113,278
Class T
Shares sold	68,886	33,371	$ 845,256	$ 382,233
Reinvestment of distributions	3,076	1,184	37,952	12,976
Shares redeemed	(35,819)	(804)	(450,883)	(9,101)
Net increase (decrease)	36,143	33,751	$ 432,325	$ 386,108
Class C
Shares sold	121,800	88,544	$ 1,492,893	$ 997,819
Reinvestment of distributions	3,375	1,023	41,647	11,159
Shares redeemed	(28,697)	(36,610)	(358,167)	(423,633)
Net increase (decrease)	96,478	52,957	$ 1,176,373	$ 585,345
Institutional Class
Shares sold	5,868	6,507	$ 73,451	$ 73,274
Reinvestment of distributions	2,729	1,821	33,600	19,977
Shares redeemed	(5,897)	(56)	(74,775)	(544)
Net increase (decrease)	2,700	8,272	$ 32,276	$ 92,707

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 31% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AGED-USAN-0614
1.938153.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.45%
Actual		$ 1,000.00	$ 1,033.50	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,032.80	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,030.00	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,030.10	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,035.40	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Bayer AG (Germany, Pharmaceuticals)	0.9	0.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.8	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.0
SoftBank Corp. (Japan, Wireless Telecommunication Services)	0.8	0.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.7	0.6
	4.0
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	24.0
Industrials	21.0	18.3
Information Technology	12.9	9.4
Health Care	12.7	7.8
Financials	10.3	17.1
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	16.6	12.2
United Kingdom	16.1	16.3
Japan	10.1	13.4
Germany	5.6	6.7
France	5.3	7.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 99.0%	Stocks 99.6%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 3.1%
Amcor Ltd.	40,561	$ 387,739
Carsales.com Ltd.	47,089	474,641
CSL Ltd.	9,611	610,985
DuluxGroup Ltd.	77,619	413,179
Flight Centre Travel Group Ltd.	8,295	414,200
iProperty Group Ltd. (a)	180,177	435,200
Ramsay Health Care Ltd.	9,533	396,844
realestate.com.au Ltd.	8,861	385,005
SEEK Ltd.	28,807	447,456
Sydney Airport unit	96,573	378,603
TOTAL AUSTRALIA		4,343,852
Austria - 0.3%
Andritz AG	6,146	381,440
Bailiwick of Jersey - 1.5%
Delphi Automotive PLC	5,400	360,936
Experian PLC	27,331	524,215
Shire PLC	12,270	701,746
WPP PLC	27,000	582,163
TOTAL BAILIWICK OF JERSEY		2,169,060
Belgium - 1.0%
Anheuser-Busch InBev SA NV (d)	8,780	956,984
Arseus NV	7,100	402,873
TOTAL BELGIUM		1,359,857
Bermuda - 0.6%
Credicorp Ltd. (United States)	2,920	435,810
Signet Jewelers Ltd.	3,700	374,884
TOTAL BERMUDA		810,694
Brazil - 2.7%
BB Seguridade Participacoes SA	39,400	461,721
CCR SA	52,700	412,430
Cielo SA	27,120	480,431
Estacio Participacoes SA	38,300	410,182
Kroton Educacional SA	19,000	406,969
Linx SA	18,000	392,815
Qualicorp SA (a)	41,500	403,321
Souza Cruz SA	45,800	417,998
Ultrapar Participacoes SA	18,800	471,992
TOTAL BRAZIL		3,857,859
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	18,000	$ 489,060
Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	17,100	481,930
AutoCanada, Inc.	5,400	344,875
Canadian National Railway Co.	11,800	691,173
Canadian Pacific Railway Ltd.	3,900	608,956
CGI Group, Inc. Class A (sub. vtg.) (a)	13,200	475,949
Cineplex, Inc. (d)	9,360	352,777
Constellation Software, Inc.	1,550	343,290
Jean Coutu Group, Inc. Class A (sub. vtg.)	19,200	386,960
Stantec, Inc.	6,300	373,384
Stella-Jones, Inc.	12,900	352,615
Valeant Pharmaceuticals International (Canada) (a)	5,700	762,236
TOTAL CANADA		5,174,145
Cayman Islands - 3.1%
51job, Inc. sponsored ADR (a)	6,400	431,616
Autohome, Inc. ADR Class A	12,100	387,563
Baidu.com, Inc. sponsored ADR (a)	2,900	446,165
Bitauto Holdings Ltd. ADR (a)	12,788	458,194
Melco Crown Entertainment Ltd. sponsored ADR	11,900	406,742
MGM China Holdings Ltd.	108,800	378,901
Sands China Ltd.	71,600	522,712
SouFun Holdings Ltd. ADR	35,410	416,776
Tencent Holdings Ltd.	14,800	922,405
TOTAL CAYMAN ISLANDS		4,371,074
Denmark - 1.3%
Coloplast A/S Series B	5,200	436,297
Novo Nordisk A/S Series B sponsored ADR	21,200	962,268
Vestas Wind Systems A/S (a)	9,900	439,428
TOTAL DENMARK		1,837,993
Finland - 0.7%
Kone Oyj (B Shares)	12,200	521,649
Sampo Oyj (A Shares) (d)	10,200	506,463
TOTAL FINLAND		1,028,112
France - 5.3%
Air Liquide SA	4,620	660,825
Bureau Veritas SA	14,794	451,538
Christian Dior SA (d)	2,100	431,625
Common Stocks - continued
	Shares	Value
France - continued
Dassault Systemes SA	3,700	$ 454,955
Essilor International SA	4,732	506,091
L'Oreal SA (d)	4,200	722,532
Legrand SA	7,500	483,838
Pernod Ricard SA	4,700	564,092
Publicis Groupe SA	6,000	511,100
Safran SA	8,800	591,450
Schneider Electric SA	7,839	734,636
Sodexo SA	4,000	431,188
Solocal Group SA (a)	201,200	460,572
Zodiac Aerospace	15,020	499,174
TOTAL FRANCE		7,503,616
Germany - 5.3%
adidas AG	5,200	554,990
Bayer AG (d)	8,800	1,220,865
Bayerische Motoren Werke AG (BMW)	5,634	704,877
Brenntag AG	2,500	452,103
CompuGroup Medical AG	14,400	383,774
Continental AG (d)	2,400	562,210
CTS Eventim AG	5,798	369,213
Deutsche Post AG	18,035	678,941
Fresenius SE & Co. KGaA	3,300	501,548
GEA Group AG	9,482	424,178
Henkel AG & Co. KGaA	6,003	616,125
Linde AG	3,100	642,752
ProSiebenSat.1 Media AG	9,900	432,851
TOTAL GERMANY		7,544,427
Hong Kong - 1.1%
AIA Group Ltd.	156,000	756,564
Galaxy Entertainment Group Ltd.	62,000	486,615
Techtronic Industries Co. Ltd.	124,500	396,643
TOTAL HONG KONG		1,639,822
India - 2.9%
Amara Raja Batteries Ltd.	58,466	396,607
Axis Bank Ltd.	14,824	374,570
Bajaj Auto Ltd.	11,104	352,027
Grasim Industries Ltd.	1,879	83,006
HCL Technologies Ltd.	18,349	426,790
HDFC Bank Ltd.	40,614	508,231
Housing Development Finance Corp. Ltd.	37,395	556,725
Common Stocks - continued
	Shares	Value
India - continued
ITC Ltd.	85,858	$ 485,055
Sun Pharmaceutical Industries Ltd.	39,214	411,417
Tata Consultancy Services Ltd.	12,948	469,962
TOTAL INDIA		4,064,390
Indonesia - 2.0%
PT Astra International Tbk	701,600	450,580
PT Bank Central Asia Tbk	434,700	413,588
PT Bank Rakyat Indonesia Tbk	524,400	449,039
PT Global Mediacom Tbk	1,936,700	366,853
PT Indocement Tunggal Prakarsa Tbk	198,500	376,861
PT Semen Gresik (Persero) Tbk	312,700	401,643
PT Surya Citra Media Tbk	1,289,900	351,441
TOTAL INDONESIA		2,810,005
Ireland - 2.4%
Accenture PLC Class A	5,500	441,210
Actavis PLC (a)	2,356	481,401
Covidien PLC	5,400	384,750
Ingersoll-Rand PLC	7,000	418,600
James Hardie Industries PLC CDI	30,428	387,832
Jazz Pharmaceuticals PLC (a)	3,400	458,660
Kerry Group PLC Class A	5,800	457,853
Perrigo Co. PLC	3,100	449,066
TOTAL IRELAND		3,479,372
Israel - 0.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,700	669,382
Italy - 1.4%
Azimut Holding SpA	12,200	379,981
Luxottica Group SpA	6,900	395,760
Pirelli & C. S.p.A.	28,700	480,989
Prada SpA	48,000	383,235
World Duty Free SpA (a)	27,405	367,086
TOTAL ITALY		2,007,051
Japan - 10.1%
Astellas Pharma, Inc.	55,600	618,352
Bridgestone Corp.	16,300	583,538
Daikin Industries Ltd.	9,600	554,112
Daito Trust Construction Co. Ltd.	4,000	406,514
DENSO Corp.	12,830	583,804
Common Stocks - continued
	Shares	Value
Japan - continued
Dentsu, Inc.	10,300	$ 423,143
Fuji Heavy Industries Ltd.	19,500	512,129
GMO Internet, Inc.	55,100	485,598
Hitachi Ltd.	92,000	654,218
Hoya Corp.	14,900	439,268
Japan Tobacco, Inc.	19,900	653,244
Kansai Paint Co. Ltd.	31,000	433,912
Keyence Corp.	1,527	588,261
Miraca Holdings, Inc.	10,500	454,981
Nakanishi, Inc.	12,500	426,713
Nippon Paint Co. Ltd.	29,000	448,183
OBIC Co. Ltd.	13,200	395,735
Olympus Corp. (a)	15,900	485,235
OMRON Corp.	14,370	507,416
ORIX Corp.	40,200	580,774
Park24 Co. Ltd.	20,800	379,643
Rakuten, Inc.	43,100	557,326
Ship Healthcare Holdings, Inc.	10,600	360,816
SMC Corp.	1,900	451,142
SoftBank Corp.	14,630	1,086,142
Tsuruha Holdings, Inc.	3,700	372,045
Unicharm Corp.	8,300	449,768
USS Co. Ltd.	28,200	410,718
TOTAL JAPAN		14,302,730
Kenya - 0.5%
Kenya Commercial Bank Ltd.	635,700	357,997
Safaricom Ltd.	2,682,400	403,855
TOTAL KENYA		761,852
Korea (South) - 0.4%
Naver Corp.	810	578,627
Luxembourg - 0.1%
RTL Group SA	880	97,706
Mexico - 2.1%
Banregio Grupo Financiero S.A.B. de CV	62,325	360,199
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,020	455,665
Grupo Aeroportuario del Pacifico SA de CV Series B	64,100	385,499
Grupo Aeroportuario Norte S.A.B. de CV	98,700	362,654
Grupo Financiero Banorte S.A.B. de CV Series O	76,500	507,145
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	15,800	$ 518,398
Megacable Holdings S.A.B. de CV unit	90,300	358,156
TOTAL MEXICO		2,947,716
Netherlands - 0.8%
Airbus Group NV	10,500	720,930
Yandex NV (a)	14,200	376,300
TOTAL NETHERLANDS		1,097,230
New Zealand - 0.3%
EBOS Group Ltd.	46,264	374,998
Nigeria - 0.3%
Guaranty Trust Bank PLC	2,514,835	410,608
Norway - 0.4%
Schibsted ASA (B Shares)	9,000	516,899
Philippines - 1.1%
Alliance Global Group, Inc.	594,300	415,310
GT Capital Holdings, Inc.	20,620	401,067
Security Bank Corp.	156,986	422,973
SM Investments Corp.	23,785	386,856
TOTAL PHILIPPINES		1,626,206
Russia - 0.7%
Magnit OJSC GDR (Reg. S)	10,995	517,315
NOVATEK OAO GDR (Reg. S)	4,900	506,170
TOTAL RUSSIA		1,023,485
South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	15,000	399,178
Life Healthcare Group Holdings Ltd.	107,100	425,224
Mr Price Group Ltd.	28,500	428,834
Nampak Ltd.	122,200	455,324
Naspers Ltd. Class N	8,300	782,624
Shoprite Holdings Ltd.	25,000	417,494
TOTAL SOUTH AFRICA		2,908,678
Spain - 1.0%
Amadeus IT Holding SA Class A	11,200	465,450
Grifols SA ADR	10,400	426,816
Inditex SA	3,882	582,463
TOTAL SPAIN		1,474,729
Common Stocks - continued
	Shares	Value
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	9,606	$ 508,503
Atlas Copco AB (A Shares) (d)	19,800	573,092
Eniro AB (a)	41,500	329,335
Hexagon AB (B Shares)	13,700	436,566
Investment AB Kinnevik (B Shares)	14,730	517,641
Svenska Cellulosa AB (SCA) (B Shares)	18,200	509,707
Svenska Handelsbanken AB (A Shares)	9,700	486,775
TOTAL SWEDEN		3,361,619
Switzerland - 3.0%
Compagnie Financiere Richemont SA Series A	7,248	735,424
DKSH Holding AG	4,394	361,965
Dufry AG (a)	2,320	383,284
Partners Group Holding AG	1,504	411,502
Schindler Holding AG (Reg.)	2,930	446,774
SGS SA (Reg.)	190	473,867
Sika AG (Bearer)	115	465,044
Swatch Group AG (Bearer)	890	570,850
TE Connectivity Ltd.	6,700	395,166
TOTAL SWITZERLAND		4,243,876
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	280,000	1,101,406
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	64,500	388,674
Kasikornbank PCL (For. Reg.)	74,200	450,566
TOTAL THAILAND		839,240
Turkey - 0.3%
TAV Havalimanlari Holding A/S	49,000	392,176
United Kingdom - 16.1%
Aberdeen Asset Management PLC	63,700	469,783
Ashtead Group PLC	32,640	481,931
Associated British Foods PLC	10,200	511,656
Babcock International Group PLC	15,500	312,472
Babcock International Group PLC rights 5/6/14 (a)	5,961	40,258
Berkeley Group Holdings PLC	10,689	414,005
British American Tobacco PLC (United Kingdom)	20,493	1,183,368
BT Group PLC	114,000	711,662
Bunzl PLC	15,900	451,274
Burberry Group PLC	20,300	508,977
Capita Group PLC	25,600	468,970
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Compass Group PLC	36,100	$ 574,161
Daily Mail & General Trust PLC Class A	33,100	455,192
Diageo PLC sponsored ADR	7,636	937,548
Diploma PLC	37,290	414,594
easyJet PLC	15,200	420,114
Elementis PLC	86,039	402,829
Filtrona PLC	31,700	428,178
Foxtons Group PLC	77,400	415,700
Galiform PLC	77,758	426,944
Halma PLC	36,200	343,189
IMI PLC	15,675	396,985
InterContinental Hotel Group PLC ADR	11,966	411,870
Intertek Group PLC	9,000	441,584
ITV PLC	159,400	489,818
Johnson Matthey PLC	7,878	435,349
Liberty Global PLC Class A (a)	9,900	394,218
Lloyds Banking Group PLC (a)	676,400	862,554
Meggitt PLC	65,200	524,769
Mondi PLC	25,600	424,666
Next PLC	4,800	528,402
Persimmon PLC	22,700	502,846
Prudential PLC	35,020	805,080
Reckitt Benckiser Group PLC	9,100	733,652
Rightmove PLC	12,500	508,631
Rolls-Royce Group PLC	40,824	723,736
Rotork PLC	8,500	371,845
SABMiller PLC	14,500	788,436
Schroders PLC	8,900	384,084
Senior Engineering Group PLC	65,800	317,514
Spectris PLC	9,700	364,399
Spirax-Sarco Engineering PLC	7,700	376,890
St. James's Place Capital PLC	25,919	336,965
Taylor Wimpey PLC	250,950	445,313
The Restaurant Group PLC	34,715	365,744
Whitbread PLC	6,959	479,383
TOTAL UNITED KINGDOM		22,787,538
United States of America - 16.6%
A.O. Smith Corp.	8,347	390,306
Alexion Pharmaceuticals, Inc. (a)	2,800	442,960
Amazon.com, Inc. (a)	1,200	364,956
American Tower Corp.	4,500	375,840
Common Stocks - continued
	Shares	Value
United States of America - continued
AMETEK, Inc.	7,100	$ 374,312
Amphenol Corp. Class A	4,104	391,316
AutoZone, Inc. (a)	688	367,316
Biogen Idec, Inc. (a)	1,413	405,701
BorgWarner, Inc.	6,290	390,861
Cerner Corp. (a)	8,100	415,530
Colgate-Palmolive Co.	5,460	367,458
Comcast Corp. Class A	6,800	351,968
Cummins, Inc.	2,400	362,040
Danaher Corp.	4,769	349,949
Discovery Communications, Inc. Class A (a)	4,800	364,320
Ecolab, Inc.	3,370	352,637
Estee Lauder Companies, Inc. Class A	5,200	377,364
Facebook, Inc. Class A (a)	6,100	364,658
Fidelity National Information Services, Inc.	6,873	367,224
Fiserv, Inc. (a)	6,309	383,461
FMC Corp.	4,901	377,377
Gartner, Inc. Class A (a)	5,000	344,700
Gilead Sciences, Inc. (a)	5,600	439,544
Google, Inc. Class C (a)	820	431,861
HEICO Corp. Class A	3,500	142,625
Home Depot, Inc.	5,180	411,862
Honeywell International, Inc.	3,702	343,916
J.B. Hunt Transport Services, Inc.	5,100	388,110
Kansas City Southern	3,791	382,436
Las Vegas Sands Corp.	5,216	412,742
MasterCard, Inc. Class A	6,100	448,655
McGraw Hill Financial, Inc.	5,804	429,090
McKesson Corp.	2,600	439,894
Mead Johnson Nutrition Co. Class A	4,359	384,725
Mettler-Toledo International, Inc. (a)	1,800	419,616
Moody's Corp.	5,600	439,600
NIKE, Inc. Class B	4,900	357,455
Pall Corp.	4,900	412,335
Philip Morris International, Inc.	4,942	422,195
PPG Industries, Inc.	1,880	364,006
Precision Castparts Corp.	1,453	367,740
priceline.com, Inc. (a)	320	370,480
QUALCOMM, Inc.	4,700	369,937
ResMed, Inc.	8,000	398,800
Rockwell Automation, Inc.	3,000	357,540
Roper Industries, Inc.	2,600	361,270
Common Stocks - continued
	Shares	Value
United States of America - continued
Sherwin-Williams Co.	1,900	$ 379,696
Sigma Aldrich Corp.	3,600	346,356
Starbucks Corp.	4,700	331,914
Stericycle, Inc. (a)	3,200	372,608
Teledyne Technologies, Inc. (a)	4,300	399,298
The Walt Disney Co.	4,493	356,475
Thermo Fisher Scientific, Inc.	3,000	342,000
TransDigm Group, Inc.	2,100	373,527
Union Pacific Corp.	2,000	380,860
United Technologies Corp.	3,181	376,408
Varian Medical Systems, Inc. (a)	4,600	365,930
Verisk Analytics, Inc. (a)	6,600	396,594
Visa, Inc. Class A	2,200	445,742
W.R. Grace & Co. (a)	4,000	368,400
Yahoo!, Inc. (a)	11,700	420,615
Yum! Brands, Inc.	4,900	377,251
TOTAL UNITED STATES OF AMERICA		23,612,362
TOTAL COMMON STOCKS (Cost $120,439,190)		140,000,892
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Sartorius AG (non-vtg.)	3,067	399,119
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a)	5,470,416	9,236
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $284,799)		408,355
Money Market Funds - 3.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $4,878,324)	4,878,324	$ 4,878,324
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $125,602,313)		145,287,571
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(3,455,488)
NET ASSETS - 100%		$ 141,832,083
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 338
Fidelity Securities Lending Cash Central Fund	13,120
Total	$ 13,458
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,767,936	$ 31,790,013	$ 977,923	$ -
Consumer Staples	14,171,169	12,030,817	2,140,352	-
Energy	978,162	978,162	-	-
Financials	14,675,149	12,124,714	2,550,435	-
Health Care	18,184,931	17,483,185	701,746	-
Industrials	29,426,658	29,426,658	-	-
Information Technology	18,615,174	17,513,768	1,101,406	-
Materials	9,388,409	9,305,403	83,006	-
Telecommunication Services	2,201,659	1,489,997	711,662	-
Money Market Funds	4,878,324	4,878,324	-	-
Total Investments in Securities:	$ 145,287,571	$ 137,021,041	$ 8,266,530	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,055,648
Level 2 to Level 1	$ 9,905,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,609,639) - See accompanying schedule: Unaffiliated issuers (cost $120,723,989)	$ 140,409,247
Fidelity Central Funds (cost $4,878,324)	4,878,324
Total Investments (cost $125,602,313)		$ 145,287,571
Foreign currency held at value (cost $17,313)		17,209
Receivable for investments sold		4,461,220
Receivable for fund shares sold		50,104
Dividends receivable		448,177
Distributions receivable from Fidelity Central Funds		4,934
Prepaid expenses		108
Receivable from investment adviser for expense reductions		33,795
Other receivables		233,954
Total assets		150,537,072

Liabilities
Payable to custodian bank	$ 469,822
Payable for investments purchased	2,832,943
Payable for fund shares redeemed	132,705
Accrued management fee	104,483
Distribution and service plan fees payable	53,777
Other affiliated payables	37,156
Other payables and accrued expenses	195,779
Collateral on securities loaned, at value	4,878,324
Total liabilities		8,704,989

Net Assets		$ 141,832,083
Net Assets consist of:
Paid in capital		$ 201,201,594
Undistributed net investment income		39,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,899,685)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,490,653
Net Assets		$ 141,832,083

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,982,907 ÷ 3,550,504 shares)	$ 14.36

Maximum offering price per share (100/94.25 of $14.36)	$ 15.24
Class T: Net Asset Value and redemption price per share ($58,711,321 ÷ 4,167,626 shares)	$ 14.09

Maximum offering price per share (100/96.50 of $14.09)	$ 14.60
Class B: Net Asset Value and offering price per share ($1,847,806 ÷ 141,507 shares)A	$ 13.06

Class C: Net Asset Value and offering price per share ($20,505,664 ÷ 1,576,269 shares)A	$ 13.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,784,385 ÷ 639,612 shares)	$ 15.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,307,034
Income from Fidelity Central Funds		13,458
Income before foreign taxes withheld		1,320,492
Less foreign taxes withheld		(93,841)
Total income		1,226,651

Expenses
Management fee Basic fee	$ 494,937
Performance adjustment	131,734
Transfer agent fees	186,648
Distribution and service plan fees	325,321
Accounting and security lending fees	36,670
Custodian fees and expenses	92,407
Independent trustees' compensation	277
Registration fees	46,868
Audit	44,680
Legal	380
Miscellaneous	797
Total expenses before reductions	1,360,719
Expense reductions	(193,117)	1,167,602
Net investment income (loss)		59,049
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,900,092
Foreign currency transactions	(45,532)
Total net realized gain (loss)		7,854,560
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $23,554)	(3,411,009)
Assets and liabilities in foreign currencies	8,927
Total change in net unrealized appreciation (depreciation)		(3,402,082)
Net gain (loss)		4,452,478
Net increase (decrease) in net assets resulting from operations		$ 4,511,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,049	$ 465,401
Net realized gain (loss)	7,854,560	18,319,822
Change in net unrealized appreciation (depreciation)	(3,402,082)	9,778,382
Net increase (decrease) in net assets resulting from operations	4,511,527	28,563,605
Distributions to shareholders from net investment income	(450,291)	(589,021)
Share transactions - net increase (decrease)	(3,509,479)	(6,558,856)
Redemption fees	1,001	1,022
Total increase (decrease) in net assets	552,758	21,416,750

Net Assets
Beginning of period	141,279,325	119,862,575
End of period (including undistributed net investment income of $39,521 and undistributed net investment income of $430,763, respectively)	$ 141,832,083	$ 141,279,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 11.25	$ 10.21	$ 10.85	$ 9.34	$ 6.39
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.08 H	.06	.09
Net realized and unrealized gain (loss)	.45	2.73	1.05	(.53)	1.69	2.88
Total from investment operations	.47	2.80	1.13	(.45)	1.75	2.97
Distributions from net investment income	(.07)	(.09)	(.09)	(.08)	(.08)	(.02)
Distributions from net realized gain	-	-	(.01)	(.12)	(.16)	-
Total distributions	(.07)	(.09)	(.09) K	(.19) L	(.24)	(.02)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.36	$ 13.96	$ 11.25	$ 10.21	$ 10.85	$ 9.34
Total Return B,C,D	3.35%	24.99%	11.19%	(4.25)%	18.98%	46.61%
Ratios to Average Net Assets F,I
Expenses before reductions	1.74% A	1.74%	1.78%	1.64%	1.45%	1.27%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.45%	1.27%
Expenses net of all reductions	1.44% A	1.39%	1.41%	1.38%	1.27%	1.15%
Net investment income (loss)	.29% A	.58%	.73%	.74% H	.66%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,983	$ 49,797	$ 40,624	$ 40,364	$ 49,058	$ 43,389
Portfolio turnover rate G	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share. LTotal distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.03	$ 10.00	$ 10.63	$ 9.16	$ 6.28
Income from Investment Operations
Net investment income (loss) E	- J	.04	.05	.05 H	.04	.07
Net realized and unrealized gain (loss)	.45	2.66	1.04	(.52)	1.65	2.82
Total from investment operations	.45	2.70	1.09	(.47)	1.69	2.89
Distributions from net investment income	(.04)	(.05)	(.06)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	(.01)	(.12)	(.16)	-
Total distributions	(.04)	(.05)	(.06) K	(.16) L	(.22)	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.09	$ 13.68	$ 11.03	$ 10.00	$ 10.63	$ 9.16
Total Return B,C,D	3.28%	24.57%	10.99%	(4.51)%	18.65%	46.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.96%	2.03%	1.88%	1.69%	1.52%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.70%	1.69%	1.52%
Expenses net of all reductions	1.69% A	1.64%	1.66%	1.62%	1.51%	1.41%
Net investment income (loss)	.04% A	.33%	.48%	.49% H	.42%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,711	$ 60,152	$ 53,835	$ 59,914	$ 74,056	$ 78,005
Portfolio turnover rate G	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share. LTotal distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 10.22	$ 9.26	$ 9.84	$ 8.51	$ 5.86
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	- J	- H,J	(.01)	.03
Net realized and unrealized gain (loss)	.41	2.48	.96	(.48)	1.53	2.63
Total from investment operations	.38	2.46	.96	(.48)	1.52	2.66
Distributions from net investment income	-	-	-	(.01)	(.03)	(.01)
Distributions from net realized gain	-	-	-	(.09)	(.16)	-
Total distributions	-	-	-	(.10)	(.19)	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.06	$ 12.68	$ 10.22	$ 9.26	$ 9.84	$ 8.51
Total Return B,C,D	3.00%	24.07%	10.37%	(4.99)%	18.03%	45.50%
Ratios to Average Net Assets F,I
Expenses before reductions	2.51% A	2.51%	2.54%	2.39%	2.20%	2.02%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.20%	2.02%
Expenses net of all reductions	2.19% A	2.15%	2.16%	2.13%	2.02%	1.90%
Net investment income (loss)	(.46)% A	(.17)%	(.02)%	(.01)% H	(.09)%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,848	$ 2,228	$ 2,745	$ 4,241	$ 8,737	$ 10,661
Portfolio turnover rate G	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 10.18	$ 9.23	$ 9.84	$ 8.51	$ 5.87
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	- J	- H,J	(.01)	.03
Net realized and unrealized gain (loss)	.41	2.47	.96	(.49)	1.53	2.62
Total from investment operations	.38	2.45	.96	(.49)	1.52	2.65
Distributions from net investment income	-	-	(.01)	(.01)	(.04)	(.01)
Distributions from net realized gain	-	-	(.01)	(.11)	(.16)	-
Total distributions	-	-	(.01) K	(.12)	(.19) L	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 12.63	$ 10.18	$ 9.23	$ 9.84	$ 8.51
Total Return B,C,D	3.01%	24.07%	10.41%	(5.07)%	18.12%	45.26%
Ratios to Average Net Assets F,I
Expenses before reductions	2.49% A	2.49%	2.53%	2.39%	2.20%	2.02%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.20%	2.02%
Expenses net of all reductions	2.19% A	2.14%	2.16%	2.13%	2.02%	1.90%
Net investment income (loss)	(.46)% A	(.17)%	(.02)%	(.01)% H	(.09)%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,506	$ 21,334	$ 18,090	$ 19,619	$ 24,809	$ 24,575
Portfolio turnover rate G	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share. LTotal distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.87	$ 11.99	$ 10.87	$ 11.54	$ 9.91	$ 6.77
Income from Investment Operations
Net investment income (loss) D	.04	.11	.11	.12 G	.10	.11
Net realized and unrealized gain (loss)	.48	2.89	1.13	(.57)	1.78	3.05
Total from investment operations	.52	3.00	1.24	(.45)	1.88	3.16
Distributions from net investment income	(.09)	(.12)	(.12)	(.11)	(.09)	(.02)
Distributions from net realized gain	-	-	(.01)	(.12)	(.16)	-
Total distributions	(.09)	(.12)	(.12) J	(.22) K	(.25)	(.02)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.30	$ 14.87	$ 11.99	$ 10.87	$ 11.54	$ 9.91
Total Return B,C	3.54%	25.20%	11.56%	(4.01)%	19.22%	46.85%
Ratios to Average Net Assets E,H
Expenses before reductions	1.39% A	1.39%	1.48%	1.35%	1.19%	1.00%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.19%	1.00%
Expenses net of all reductions	1.19% A	1.14%	1.16%	1.12%	1.01%	.89%
Net investment income (loss)	.54% A	.83%	.98%	1.00% G	.93%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,784	$ 7,768	$ 4,568	$ 4,335	$ 4,345	$ 3,292
Portfolio turnover rate F	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share. KTotal distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,520,448
Gross unrealized depreciation	(2,411,587)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,108,861

Tax cost	$ 126,178,710

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (62,231,786)
2017	(23,967,872)
Total capital loss carryforward	$ (86,199,658)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $127,569,091 and $132,272,357, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index,the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 63,458	$ 1,492
Class T	.25%	.25%	147,654	1,814
Class B	.75%	.25%	10,404	7,893
Class C	.75%	.25%	103,805	7,006
			$ 325,321	$ 18,205

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,111
Class T	2,060
Class B*	502
Class C*	330
$ 8,003

* When Class B and> Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 72,575.29
Class T	73,276.25
Class B	3,170.30
Class C	29,572.28
Institutional Class	8,055.19
	$ 186,648

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $658 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $131 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,120. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 72,923
Class T	1.70%	73,733
Class B	2.20%	3,183
Class C	2.20%	29,674
Institutional Class	1.20%	8,058
		$ 187,571

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,392 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $154.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 236,147	$ 304,584
Class T	164,337	238,717
Institutional Class	49,807	45,720
Total	$ 450,291	$ 589,021

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	291,255	542,469	$ 4,117,816	$ 6,750,503
Reinvestment of distributions	15,568	23,725	216,239	277,180
Shares redeemed	(323,740)	(609,733)	(4,600,648)	(7,602,328)
Net increase (decrease)	(16,917)	(43,539)	$ (266,593)	$ (574,645)
Class T
Shares sold	203,205	451,400	$ 2,826,506	$ 5,558,789
Reinvestment of distributions	11,818	20,410	161,196	234,026
Shares redeemed	(442,946)	(959,232)	(6,155,820)	(11,719,932)
Net increase (decrease)	(227,923)	(487,422)	$ (3,168,118)	$ (5,927,117)
Class B
Shares sold	337	6,302	$ 4,444	$ 70,561
Shares redeemed	(34,557)	(99,127)	(446,141)	(1,122,489)
Net increase (decrease)	(34,220)	(92,825)	$ (441,697)	$ (1,051,928)
Class C
Shares sold	101,383	239,470	$ 1,305,449	$ 2,763,917
Shares redeemed	(213,746)	(327,038)	(2,722,266)	(3,712,216)
Net increase (decrease)	(112,363)	(87,568)	$ (1,416,817)	$ (948,299)
Institutional Class
Shares sold	158,551	235,849	$ 2,406,316	$ 3,203,149
Reinvestment of distributions	2,539	3,069	37,522	38,142
Shares redeemed	(43,693)	(97,820)	(660,092)	(1,298,158)
Net increase (decrease)	117,397	141,098	$ 1,783,746	$ 1,943,133

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AICAPI-USAN-0614
1.784891.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.45%
Actual		$ 1,000.00	$ 1,033.50	$ 7.31
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,032.80	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,030.00	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,030.10	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,035.40	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Bayer AG (Germany, Pharmaceuticals)	0.9	0.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.8	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.0
SoftBank Corp. (Japan, Wireless Telecommunication Services)	0.8	0.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	0.7	0.6
	4.0
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	24.0
Industrials	21.0	18.3
Information Technology	12.9	9.4
Health Care	12.7	7.8
Financials	10.3	17.1
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	16.6	12.2
United Kingdom	16.1	16.3
Japan	10.1	13.4
Germany	5.6	6.7
France	5.3	7.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 99.0%	Stocks 99.6%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 3.1%
Amcor Ltd.	40,561	$ 387,739
Carsales.com Ltd.	47,089	474,641
CSL Ltd.	9,611	610,985
DuluxGroup Ltd.	77,619	413,179
Flight Centre Travel Group Ltd.	8,295	414,200
iProperty Group Ltd. (a)	180,177	435,200
Ramsay Health Care Ltd.	9,533	396,844
realestate.com.au Ltd.	8,861	385,005
SEEK Ltd.	28,807	447,456
Sydney Airport unit	96,573	378,603
TOTAL AUSTRALIA		4,343,852
Austria - 0.3%
Andritz AG	6,146	381,440
Bailiwick of Jersey - 1.5%
Delphi Automotive PLC	5,400	360,936
Experian PLC	27,331	524,215
Shire PLC	12,270	701,746
WPP PLC	27,000	582,163
TOTAL BAILIWICK OF JERSEY		2,169,060
Belgium - 1.0%
Anheuser-Busch InBev SA NV (d)	8,780	956,984
Arseus NV	7,100	402,873
TOTAL BELGIUM		1,359,857
Bermuda - 0.6%
Credicorp Ltd. (United States)	2,920	435,810
Signet Jewelers Ltd.	3,700	374,884
TOTAL BERMUDA		810,694
Brazil - 2.7%
BB Seguridade Participacoes SA	39,400	461,721
CCR SA	52,700	412,430
Cielo SA	27,120	480,431
Estacio Participacoes SA	38,300	410,182
Kroton Educacional SA	19,000	406,969
Linx SA	18,000	392,815
Qualicorp SA (a)	41,500	403,321
Souza Cruz SA	45,800	417,998
Ultrapar Participacoes SA	18,800	471,992
TOTAL BRAZIL		3,857,859
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	18,000	$ 489,060
Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	17,100	481,930
AutoCanada, Inc.	5,400	344,875
Canadian National Railway Co.	11,800	691,173
Canadian Pacific Railway Ltd.	3,900	608,956
CGI Group, Inc. Class A (sub. vtg.) (a)	13,200	475,949
Cineplex, Inc. (d)	9,360	352,777
Constellation Software, Inc.	1,550	343,290
Jean Coutu Group, Inc. Class A (sub. vtg.)	19,200	386,960
Stantec, Inc.	6,300	373,384
Stella-Jones, Inc.	12,900	352,615
Valeant Pharmaceuticals International (Canada) (a)	5,700	762,236
TOTAL CANADA		5,174,145
Cayman Islands - 3.1%
51job, Inc. sponsored ADR (a)	6,400	431,616
Autohome, Inc. ADR Class A	12,100	387,563
Baidu.com, Inc. sponsored ADR (a)	2,900	446,165
Bitauto Holdings Ltd. ADR (a)	12,788	458,194
Melco Crown Entertainment Ltd. sponsored ADR	11,900	406,742
MGM China Holdings Ltd.	108,800	378,901
Sands China Ltd.	71,600	522,712
SouFun Holdings Ltd. ADR	35,410	416,776
Tencent Holdings Ltd.	14,800	922,405
TOTAL CAYMAN ISLANDS		4,371,074
Denmark - 1.3%
Coloplast A/S Series B	5,200	436,297
Novo Nordisk A/S Series B sponsored ADR	21,200	962,268
Vestas Wind Systems A/S (a)	9,900	439,428
TOTAL DENMARK		1,837,993
Finland - 0.7%
Kone Oyj (B Shares)	12,200	521,649
Sampo Oyj (A Shares) (d)	10,200	506,463
TOTAL FINLAND		1,028,112
France - 5.3%
Air Liquide SA	4,620	660,825
Bureau Veritas SA	14,794	451,538
Christian Dior SA (d)	2,100	431,625
Common Stocks - continued
	Shares	Value
France - continued
Dassault Systemes SA	3,700	$ 454,955
Essilor International SA	4,732	506,091
L'Oreal SA (d)	4,200	722,532
Legrand SA	7,500	483,838
Pernod Ricard SA	4,700	564,092
Publicis Groupe SA	6,000	511,100
Safran SA	8,800	591,450
Schneider Electric SA	7,839	734,636
Sodexo SA	4,000	431,188
Solocal Group SA (a)	201,200	460,572
Zodiac Aerospace	15,020	499,174
TOTAL FRANCE		7,503,616
Germany - 5.3%
adidas AG	5,200	554,990
Bayer AG (d)	8,800	1,220,865
Bayerische Motoren Werke AG (BMW)	5,634	704,877
Brenntag AG	2,500	452,103
CompuGroup Medical AG	14,400	383,774
Continental AG (d)	2,400	562,210
CTS Eventim AG	5,798	369,213
Deutsche Post AG	18,035	678,941
Fresenius SE & Co. KGaA	3,300	501,548
GEA Group AG	9,482	424,178
Henkel AG & Co. KGaA	6,003	616,125
Linde AG	3,100	642,752
ProSiebenSat.1 Media AG	9,900	432,851
TOTAL GERMANY		7,544,427
Hong Kong - 1.1%
AIA Group Ltd.	156,000	756,564
Galaxy Entertainment Group Ltd.	62,000	486,615
Techtronic Industries Co. Ltd.	124,500	396,643
TOTAL HONG KONG		1,639,822
India - 2.9%
Amara Raja Batteries Ltd.	58,466	396,607
Axis Bank Ltd.	14,824	374,570
Bajaj Auto Ltd.	11,104	352,027
Grasim Industries Ltd.	1,879	83,006
HCL Technologies Ltd.	18,349	426,790
HDFC Bank Ltd.	40,614	508,231
Housing Development Finance Corp. Ltd.	37,395	556,725
Common Stocks - continued
	Shares	Value
India - continued
ITC Ltd.	85,858	$ 485,055
Sun Pharmaceutical Industries Ltd.	39,214	411,417
Tata Consultancy Services Ltd.	12,948	469,962
TOTAL INDIA		4,064,390
Indonesia - 2.0%
PT Astra International Tbk	701,600	450,580
PT Bank Central Asia Tbk	434,700	413,588
PT Bank Rakyat Indonesia Tbk	524,400	449,039
PT Global Mediacom Tbk	1,936,700	366,853
PT Indocement Tunggal Prakarsa Tbk	198,500	376,861
PT Semen Gresik (Persero) Tbk	312,700	401,643
PT Surya Citra Media Tbk	1,289,900	351,441
TOTAL INDONESIA		2,810,005
Ireland - 2.4%
Accenture PLC Class A	5,500	441,210
Actavis PLC (a)	2,356	481,401
Covidien PLC	5,400	384,750
Ingersoll-Rand PLC	7,000	418,600
James Hardie Industries PLC CDI	30,428	387,832
Jazz Pharmaceuticals PLC (a)	3,400	458,660
Kerry Group PLC Class A	5,800	457,853
Perrigo Co. PLC	3,100	449,066
TOTAL IRELAND		3,479,372
Israel - 0.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,700	669,382
Italy - 1.4%
Azimut Holding SpA	12,200	379,981
Luxottica Group SpA	6,900	395,760
Pirelli & C. S.p.A.	28,700	480,989
Prada SpA	48,000	383,235
World Duty Free SpA (a)	27,405	367,086
TOTAL ITALY		2,007,051
Japan - 10.1%
Astellas Pharma, Inc.	55,600	618,352
Bridgestone Corp.	16,300	583,538
Daikin Industries Ltd.	9,600	554,112
Daito Trust Construction Co. Ltd.	4,000	406,514
DENSO Corp.	12,830	583,804
Common Stocks - continued
	Shares	Value
Japan - continued
Dentsu, Inc.	10,300	$ 423,143
Fuji Heavy Industries Ltd.	19,500	512,129
GMO Internet, Inc.	55,100	485,598
Hitachi Ltd.	92,000	654,218
Hoya Corp.	14,900	439,268
Japan Tobacco, Inc.	19,900	653,244
Kansai Paint Co. Ltd.	31,000	433,912
Keyence Corp.	1,527	588,261
Miraca Holdings, Inc.	10,500	454,981
Nakanishi, Inc.	12,500	426,713
Nippon Paint Co. Ltd.	29,000	448,183
OBIC Co. Ltd.	13,200	395,735
Olympus Corp. (a)	15,900	485,235
OMRON Corp.	14,370	507,416
ORIX Corp.	40,200	580,774
Park24 Co. Ltd.	20,800	379,643
Rakuten, Inc.	43,100	557,326
Ship Healthcare Holdings, Inc.	10,600	360,816
SMC Corp.	1,900	451,142
SoftBank Corp.	14,630	1,086,142
Tsuruha Holdings, Inc.	3,700	372,045
Unicharm Corp.	8,300	449,768
USS Co. Ltd.	28,200	410,718
TOTAL JAPAN		14,302,730
Kenya - 0.5%
Kenya Commercial Bank Ltd.	635,700	357,997
Safaricom Ltd.	2,682,400	403,855
TOTAL KENYA		761,852
Korea (South) - 0.4%
Naver Corp.	810	578,627
Luxembourg - 0.1%
RTL Group SA	880	97,706
Mexico - 2.1%
Banregio Grupo Financiero S.A.B. de CV	62,325	360,199
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,020	455,665
Grupo Aeroportuario del Pacifico SA de CV Series B	64,100	385,499
Grupo Aeroportuario Norte S.A.B. de CV	98,700	362,654
Grupo Financiero Banorte S.A.B. de CV Series O	76,500	507,145
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	15,800	$ 518,398
Megacable Holdings S.A.B. de CV unit	90,300	358,156
TOTAL MEXICO		2,947,716
Netherlands - 0.8%
Airbus Group NV	10,500	720,930
Yandex NV (a)	14,200	376,300
TOTAL NETHERLANDS		1,097,230
New Zealand - 0.3%
EBOS Group Ltd.	46,264	374,998
Nigeria - 0.3%
Guaranty Trust Bank PLC	2,514,835	410,608
Norway - 0.4%
Schibsted ASA (B Shares)	9,000	516,899
Philippines - 1.1%
Alliance Global Group, Inc.	594,300	415,310
GT Capital Holdings, Inc.	20,620	401,067
Security Bank Corp.	156,986	422,973
SM Investments Corp.	23,785	386,856
TOTAL PHILIPPINES		1,626,206
Russia - 0.7%
Magnit OJSC GDR (Reg. S)	10,995	517,315
NOVATEK OAO GDR (Reg. S)	4,900	506,170
TOTAL RUSSIA		1,023,485
South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	15,000	399,178
Life Healthcare Group Holdings Ltd.	107,100	425,224
Mr Price Group Ltd.	28,500	428,834
Nampak Ltd.	122,200	455,324
Naspers Ltd. Class N	8,300	782,624
Shoprite Holdings Ltd.	25,000	417,494
TOTAL SOUTH AFRICA		2,908,678
Spain - 1.0%
Amadeus IT Holding SA Class A	11,200	465,450
Grifols SA ADR	10,400	426,816
Inditex SA	3,882	582,463
TOTAL SPAIN		1,474,729
Common Stocks - continued
	Shares	Value
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	9,606	$ 508,503
Atlas Copco AB (A Shares) (d)	19,800	573,092
Eniro AB (a)	41,500	329,335
Hexagon AB (B Shares)	13,700	436,566
Investment AB Kinnevik (B Shares)	14,730	517,641
Svenska Cellulosa AB (SCA) (B Shares)	18,200	509,707
Svenska Handelsbanken AB (A Shares)	9,700	486,775
TOTAL SWEDEN		3,361,619
Switzerland - 3.0%
Compagnie Financiere Richemont SA Series A	7,248	735,424
DKSH Holding AG	4,394	361,965
Dufry AG (a)	2,320	383,284
Partners Group Holding AG	1,504	411,502
Schindler Holding AG (Reg.)	2,930	446,774
SGS SA (Reg.)	190	473,867
Sika AG (Bearer)	115	465,044
Swatch Group AG (Bearer)	890	570,850
TE Connectivity Ltd.	6,700	395,166
TOTAL SWITZERLAND		4,243,876
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	280,000	1,101,406
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	64,500	388,674
Kasikornbank PCL (For. Reg.)	74,200	450,566
TOTAL THAILAND		839,240
Turkey - 0.3%
TAV Havalimanlari Holding A/S	49,000	392,176
United Kingdom - 16.1%
Aberdeen Asset Management PLC	63,700	469,783
Ashtead Group PLC	32,640	481,931
Associated British Foods PLC	10,200	511,656
Babcock International Group PLC	15,500	312,472
Babcock International Group PLC rights 5/6/14 (a)	5,961	40,258
Berkeley Group Holdings PLC	10,689	414,005
British American Tobacco PLC (United Kingdom)	20,493	1,183,368
BT Group PLC	114,000	711,662
Bunzl PLC	15,900	451,274
Burberry Group PLC	20,300	508,977
Capita Group PLC	25,600	468,970
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Compass Group PLC	36,100	$ 574,161
Daily Mail & General Trust PLC Class A	33,100	455,192
Diageo PLC sponsored ADR	7,636	937,548
Diploma PLC	37,290	414,594
easyJet PLC	15,200	420,114
Elementis PLC	86,039	402,829
Filtrona PLC	31,700	428,178
Foxtons Group PLC	77,400	415,700
Galiform PLC	77,758	426,944
Halma PLC	36,200	343,189
IMI PLC	15,675	396,985
InterContinental Hotel Group PLC ADR	11,966	411,870
Intertek Group PLC	9,000	441,584
ITV PLC	159,400	489,818
Johnson Matthey PLC	7,878	435,349
Liberty Global PLC Class A (a)	9,900	394,218
Lloyds Banking Group PLC (a)	676,400	862,554
Meggitt PLC	65,200	524,769
Mondi PLC	25,600	424,666
Next PLC	4,800	528,402
Persimmon PLC	22,700	502,846
Prudential PLC	35,020	805,080
Reckitt Benckiser Group PLC	9,100	733,652
Rightmove PLC	12,500	508,631
Rolls-Royce Group PLC	40,824	723,736
Rotork PLC	8,500	371,845
SABMiller PLC	14,500	788,436
Schroders PLC	8,900	384,084
Senior Engineering Group PLC	65,800	317,514
Spectris PLC	9,700	364,399
Spirax-Sarco Engineering PLC	7,700	376,890
St. James's Place Capital PLC	25,919	336,965
Taylor Wimpey PLC	250,950	445,313
The Restaurant Group PLC	34,715	365,744
Whitbread PLC	6,959	479,383
TOTAL UNITED KINGDOM		22,787,538
United States of America - 16.6%
A.O. Smith Corp.	8,347	390,306
Alexion Pharmaceuticals, Inc. (a)	2,800	442,960
Amazon.com, Inc. (a)	1,200	364,956
American Tower Corp.	4,500	375,840
Common Stocks - continued
	Shares	Value
United States of America - continued
AMETEK, Inc.	7,100	$ 374,312
Amphenol Corp. Class A	4,104	391,316
AutoZone, Inc. (a)	688	367,316
Biogen Idec, Inc. (a)	1,413	405,701
BorgWarner, Inc.	6,290	390,861
Cerner Corp. (a)	8,100	415,530
Colgate-Palmolive Co.	5,460	367,458
Comcast Corp. Class A	6,800	351,968
Cummins, Inc.	2,400	362,040
Danaher Corp.	4,769	349,949
Discovery Communications, Inc. Class A (a)	4,800	364,320
Ecolab, Inc.	3,370	352,637
Estee Lauder Companies, Inc. Class A	5,200	377,364
Facebook, Inc. Class A (a)	6,100	364,658
Fidelity National Information Services, Inc.	6,873	367,224
Fiserv, Inc. (a)	6,309	383,461
FMC Corp.	4,901	377,377
Gartner, Inc. Class A (a)	5,000	344,700
Gilead Sciences, Inc. (a)	5,600	439,544
Google, Inc. Class C (a)	820	431,861
HEICO Corp. Class A	3,500	142,625
Home Depot, Inc.	5,180	411,862
Honeywell International, Inc.	3,702	343,916
J.B. Hunt Transport Services, Inc.	5,100	388,110
Kansas City Southern	3,791	382,436
Las Vegas Sands Corp.	5,216	412,742
MasterCard, Inc. Class A	6,100	448,655
McGraw Hill Financial, Inc.	5,804	429,090
McKesson Corp.	2,600	439,894
Mead Johnson Nutrition Co. Class A	4,359	384,725
Mettler-Toledo International, Inc. (a)	1,800	419,616
Moody's Corp.	5,600	439,600
NIKE, Inc. Class B	4,900	357,455
Pall Corp.	4,900	412,335
Philip Morris International, Inc.	4,942	422,195
PPG Industries, Inc.	1,880	364,006
Precision Castparts Corp.	1,453	367,740
priceline.com, Inc. (a)	320	370,480
QUALCOMM, Inc.	4,700	369,937
ResMed, Inc.	8,000	398,800
Rockwell Automation, Inc.	3,000	357,540
Roper Industries, Inc.	2,600	361,270
Common Stocks - continued
	Shares	Value
United States of America - continued
Sherwin-Williams Co.	1,900	$ 379,696
Sigma Aldrich Corp.	3,600	346,356
Starbucks Corp.	4,700	331,914
Stericycle, Inc. (a)	3,200	372,608
Teledyne Technologies, Inc. (a)	4,300	399,298
The Walt Disney Co.	4,493	356,475
Thermo Fisher Scientific, Inc.	3,000	342,000
TransDigm Group, Inc.	2,100	373,527
Union Pacific Corp.	2,000	380,860
United Technologies Corp.	3,181	376,408
Varian Medical Systems, Inc. (a)	4,600	365,930
Verisk Analytics, Inc. (a)	6,600	396,594
Visa, Inc. Class A	2,200	445,742
W.R. Grace & Co. (a)	4,000	368,400
Yahoo!, Inc. (a)	11,700	420,615
Yum! Brands, Inc.	4,900	377,251
TOTAL UNITED STATES OF AMERICA		23,612,362
TOTAL COMMON STOCKS (Cost $120,439,190)		140,000,892
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Sartorius AG (non-vtg.)	3,067	399,119
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C (a)	5,470,416	9,236
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $284,799)		408,355
Money Market Funds - 3.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $4,878,324)	4,878,324	$ 4,878,324
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $125,602,313)		145,287,571
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(3,455,488)
NET ASSETS - 100%		$ 141,832,083
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 338
Fidelity Securities Lending Cash Central Fund	13,120
Total	$ 13,458
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,767,936	$ 31,790,013	$ 977,923	$ -
Consumer Staples	14,171,169	12,030,817	2,140,352	-
Energy	978,162	978,162	-	-
Financials	14,675,149	12,124,714	2,550,435	-
Health Care	18,184,931	17,483,185	701,746	-
Industrials	29,426,658	29,426,658	-	-
Information Technology	18,615,174	17,513,768	1,101,406	-
Materials	9,388,409	9,305,403	83,006	-
Telecommunication Services	2,201,659	1,489,997	711,662	-
Money Market Funds	4,878,324	4,878,324	-	-
Total Investments in Securities:	$ 145,287,571	$ 137,021,041	$ 8,266,530	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,055,648
Level 2 to Level 1	$ 9,905,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,609,639) - See accompanying schedule: Unaffiliated issuers (cost $120,723,989)	$ 140,409,247
Fidelity Central Funds (cost $4,878,324)	4,878,324
Total Investments (cost $125,602,313)		$ 145,287,571
Foreign currency held at value (cost $17,313)		17,209
Receivable for investments sold		4,461,220
Receivable for fund shares sold		50,104
Dividends receivable		448,177
Distributions receivable from Fidelity Central Funds		4,934
Prepaid expenses		108
Receivable from investment adviser for expense reductions		33,795
Other receivables		233,954
Total assets		150,537,072

Liabilities
Payable to custodian bank	$ 469,822
Payable for investments purchased	2,832,943
Payable for fund shares redeemed	132,705
Accrued management fee	104,483
Distribution and service plan fees payable	53,777
Other affiliated payables	37,156
Other payables and accrued expenses	195,779
Collateral on securities loaned, at value	4,878,324
Total liabilities		8,704,989

Net Assets		$ 141,832,083
Net Assets consist of:
Paid in capital		$ 201,201,594
Undistributed net investment income		39,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,899,685)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,490,653
Net Assets		$ 141,832,083

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,982,907 ÷ 3,550,504 shares)	$ 14.36

Maximum offering price per share (100/94.25 of $14.36)	$ 15.24
Class T: Net Asset Value and redemption price per share ($58,711,321 ÷ 4,167,626 shares)	$ 14.09

Maximum offering price per share (100/96.50 of $14.09)	$ 14.60
Class B: Net Asset Value and offering price per share ($1,847,806 ÷ 141,507 shares)A	$ 13.06

Class C: Net Asset Value and offering price per share ($20,505,664 ÷ 1,576,269 shares)A	$ 13.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,784,385 ÷ 639,612 shares)	$ 15.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 1,307,034
Income from Fidelity Central Funds		13,458
Income before foreign taxes withheld		1,320,492
Less foreign taxes withheld		(93,841)
Total income		1,226,651

Expenses
Management fee Basic fee	$ 494,937
Performance adjustment	131,734
Transfer agent fees	186,648
Distribution and service plan fees	325,321
Accounting and security lending fees	36,670
Custodian fees and expenses	92,407
Independent trustees' compensation	277
Registration fees	46,868
Audit	44,680
Legal	380
Miscellaneous	797
Total expenses before reductions	1,360,719
Expense reductions	(193,117)	1,167,602
Net investment income (loss)		59,049
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,900,092
Foreign currency transactions	(45,532)
Total net realized gain (loss)		7,854,560
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $23,554)	(3,411,009)
Assets and liabilities in foreign currencies	8,927
Total change in net unrealized appreciation (depreciation)		(3,402,082)
Net gain (loss)		4,452,478
Net increase (decrease) in net assets resulting from operations		$ 4,511,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,049	$ 465,401
Net realized gain (loss)	7,854,560	18,319,822
Change in net unrealized appreciation (depreciation)	(3,402,082)	9,778,382
Net increase (decrease) in net assets resulting from operations	4,511,527	28,563,605
Distributions to shareholders from net investment income	(450,291)	(589,021)
Share transactions - net increase (decrease)	(3,509,479)	(6,558,856)
Redemption fees	1,001	1,022
Total increase (decrease) in net assets	552,758	21,416,750

Net Assets
Beginning of period	141,279,325	119,862,575
End of period (including undistributed net investment income of $39,521 and undistributed net investment income of $430,763, respectively)	$ 141,832,083	$ 141,279,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 11.25	$ 10.21	$ 10.85	$ 9.34	$ 6.39
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.08 H	.06	.09
Net realized and unrealized gain (loss)	.45	2.73	1.05	(.53)	1.69	2.88
Total from investment operations	.47	2.80	1.13	(.45)	1.75	2.97
Distributions from net investment income	(.07)	(.09)	(.09)	(.08)	(.08)	(.02)
Distributions from net realized gain	-	-	(.01)	(.12)	(.16)	-
Total distributions	(.07)	(.09)	(.09) K	(.19) L	(.24)	(.02)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.36	$ 13.96	$ 11.25	$ 10.21	$ 10.85	$ 9.34
Total Return B,C,D	3.35%	24.99%	11.19%	(4.25)%	18.98%	46.61%
Ratios to Average Net Assets F,I
Expenses before reductions	1.74% A	1.74%	1.78%	1.64%	1.45%	1.27%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.45%	1.27%
Expenses net of all reductions	1.44% A	1.39%	1.41%	1.38%	1.27%	1.15%
Net investment income (loss)	.29% A	.58%	.73%	.74% H	.66%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,983	$ 49,797	$ 40,624	$ 40,364	$ 49,058	$ 43,389
Portfolio turnover rate G	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share. LTotal distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 11.03	$ 10.00	$ 10.63	$ 9.16	$ 6.28
Income from Investment Operations
Net investment income (loss) E	- J	.04	.05	.05 H	.04	.07
Net realized and unrealized gain (loss)	.45	2.66	1.04	(.52)	1.65	2.82
Total from investment operations	.45	2.70	1.09	(.47)	1.69	2.89
Distributions from net investment income	(.04)	(.05)	(.06)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	(.01)	(.12)	(.16)	-
Total distributions	(.04)	(.05)	(.06) K	(.16) L	(.22)	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.09	$ 13.68	$ 11.03	$ 10.00	$ 10.63	$ 9.16
Total Return B,C,D	3.28%	24.57%	10.99%	(4.51)%	18.65%	46.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.96%	2.03%	1.88%	1.69%	1.52%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.70%	1.69%	1.52%
Expenses net of all reductions	1.69% A	1.64%	1.66%	1.62%	1.51%	1.41%
Net investment income (loss)	.04% A	.33%	.48%	.49% H	.42%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,711	$ 60,152	$ 53,835	$ 59,914	$ 74,056	$ 78,005
Portfolio turnover rate G	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share. LTotal distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 10.22	$ 9.26	$ 9.84	$ 8.51	$ 5.86
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	- J	- H,J	(.01)	.03
Net realized and unrealized gain (loss)	.41	2.48	.96	(.48)	1.53	2.63
Total from investment operations	.38	2.46	.96	(.48)	1.52	2.66
Distributions from net investment income	-	-	-	(.01)	(.03)	(.01)
Distributions from net realized gain	-	-	-	(.09)	(.16)	-
Total distributions	-	-	-	(.10)	(.19)	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.06	$ 12.68	$ 10.22	$ 9.26	$ 9.84	$ 8.51
Total Return B,C,D	3.00%	24.07%	10.37%	(4.99)%	18.03%	45.50%
Ratios to Average Net Assets F,I
Expenses before reductions	2.51% A	2.51%	2.54%	2.39%	2.20%	2.02%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.20%	2.02%
Expenses net of all reductions	2.19% A	2.15%	2.16%	2.13%	2.02%	1.90%
Net investment income (loss)	(.46)% A	(.17)%	(.02)%	(.01)% H	(.09)%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,848	$ 2,228	$ 2,745	$ 4,241	$ 8,737	$ 10,661
Portfolio turnover rate G	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 10.18	$ 9.23	$ 9.84	$ 8.51	$ 5.87
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	- J	- H,J	(.01)	.03
Net realized and unrealized gain (loss)	.41	2.47	.96	(.49)	1.53	2.62
Total from investment operations	.38	2.45	.96	(.49)	1.52	2.65
Distributions from net investment income	-	-	(.01)	(.01)	(.04)	(.01)
Distributions from net realized gain	-	-	(.01)	(.11)	(.16)	-
Total distributions	-	-	(.01) K	(.12)	(.19) L	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 12.63	$ 10.18	$ 9.23	$ 9.84	$ 8.51
Total Return B,C,D	3.01%	24.07%	10.41%	(5.07)%	18.12%	45.26%
Ratios to Average Net Assets F,I
Expenses before reductions	2.49% A	2.49%	2.53%	2.39%	2.20%	2.02%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.20%	2.02%
Expenses net of all reductions	2.19% A	2.14%	2.16%	2.13%	2.02%	1.90%
Net investment income (loss)	(.46)% A	(.17)%	(.02)%	(.01)% H	(.09)%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,506	$ 21,334	$ 18,090	$ 19,619	$ 24,809	$ 24,575
Portfolio turnover rate G	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share. LTotal distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.87	$ 11.99	$ 10.87	$ 11.54	$ 9.91	$ 6.77
Income from Investment Operations
Net investment income (loss) D	.04	.11	.11	.12 G	.10	.11
Net realized and unrealized gain (loss)	.48	2.89	1.13	(.57)	1.78	3.05
Total from investment operations	.52	3.00	1.24	(.45)	1.88	3.16
Distributions from net investment income	(.09)	(.12)	(.12)	(.11)	(.09)	(.02)
Distributions from net realized gain	-	-	(.01)	(.12)	(.16)	-
Total distributions	(.09)	(.12)	(.12) J	(.22) K	(.25)	(.02)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.30	$ 14.87	$ 11.99	$ 10.87	$ 11.54	$ 9.91
Total Return B,C	3.54%	25.20%	11.56%	(4.01)%	19.22%	46.85%
Ratios to Average Net Assets E,H
Expenses before reductions	1.39% A	1.39%	1.48%	1.35%	1.19%	1.00%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.19%	1.00%
Expenses net of all reductions	1.19% A	1.14%	1.16%	1.12%	1.01%	.89%
Net investment income (loss)	.54% A	.83%	.98%	1.00% G	.93%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,784	$ 7,768	$ 4,568	$ 4,335	$ 4,345	$ 3,292
Portfolio turnover rate F	181% A	138%	142%	254%	490%	414%

 AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share. KTotal distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,520,448
Gross unrealized depreciation	(2,411,587)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,108,861

Tax cost	$ 126,178,710

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (62,231,786)
2017	(23,967,872)
Total capital loss carryforward	$ (86,199,658)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $127,569,091 and $132,272,357, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index,the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 63,458	$ 1,492
Class T	.25%	.25%	147,654	1,814
Class B	.75%	.25%	10,404	7,893
Class C	.75%	.25%	103,805	7,006
			$ 325,321	$ 18,205

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,111
Class T	2,060
Class B*	502
Class C*	330
$ 8,003

* When Class B and> Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 72,575.29
Class T	73,276.25
Class B	3,170.30
Class C	29,572.28
Institutional Class	8,055.19
	$ 186,648

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $658 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $131 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,120. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 72,923
Class T	1.70%	73,733
Class B	2.20%	3,183
Class C	2.20%	29,674
Institutional Class	1.20%	8,058
		$ 187,571

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,392 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $154.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 236,147	$ 304,584
Class T	164,337	238,717
Institutional Class	49,807	45,720
Total	$ 450,291	$ 589,021

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	291,255	542,469	$ 4,117,816	$ 6,750,503
Reinvestment of distributions	15,568	23,725	216,239	277,180
Shares redeemed	(323,740)	(609,733)	(4,600,648)	(7,602,328)
Net increase (decrease)	(16,917)	(43,539)	$ (266,593)	$ (574,645)
Class T
Shares sold	203,205	451,400	$ 2,826,506	$ 5,558,789
Reinvestment of distributions	11,818	20,410	161,196	234,026
Shares redeemed	(442,946)	(959,232)	(6,155,820)	(11,719,932)
Net increase (decrease)	(227,923)	(487,422)	$ (3,168,118)	$ (5,927,117)
Class B
Shares sold	337	6,302	$ 4,444	$ 70,561
Shares redeemed	(34,557)	(99,127)	(446,141)	(1,122,489)
Net increase (decrease)	(34,220)	(92,825)	$ (441,697)	$ (1,051,928)
Class C
Shares sold	101,383	239,470	$ 1,305,449	$ 2,763,917
Shares redeemed	(213,746)	(327,038)	(2,722,266)	(3,712,216)
Net increase (decrease)	(112,363)	(87,568)	$ (1,416,817)	$ (948,299)
Institutional Class
Shares sold	158,551	235,849	$ 2,406,316	$ 3,203,149
Reinvestment of distributions	2,539	3,069	37,522	38,142
Shares redeemed	(43,693)	(97,820)	(660,092)	(1,298,158)
Net increase (decrease)	117,397	141,098	$ 1,783,746	$ 1,943,133

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AICAP-USAN-0614
1.784890.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.32%
Actual		$ 1,000.00	$ 1,015.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.50%
Actual		$ 1,000.00	$ 1,015.00	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.11%
Actual		$ 1,000.00	$ 1,011.40	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.10%
Actual		$ 1,000.00	$ 1,011.70	$ 10.47
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,017.20	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA (France, Pharmaceuticals)	2.3	2.3
Nestle SA (Switzerland, Food Products)	2.2	2.3
Naspers Ltd. Class N (South Africa, Media)	2.0	1.5
Novo Nordisk A/S (Denmark, Pharmaceuticals)	1.6	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.4	1.9
	9.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.4	27.4
Financials	17.9	19.6
Information Technology	12.2	14.2
Consumer Staples	11.3	11.1
Health Care	9.7	7.7
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	19.2	18.2
Japan	16.4	18.9
France	9.5	9.4
Switzerland	7.6	7.6
United States of America	6.8	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 99.0%	Stocks 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 3.2%
AMP Ltd.	186,173	$ 873
BHP Billiton Ltd.	211,768	7,458
Carsales.com Ltd.	135,616	1,367
CSL Ltd.	81,771	5,198
Fortescue Metals Group Ltd.	208,017	976
G8 Education Ltd.	764,060	3,315
iSelect Ltd.	2,567,502	2,683
Macquarie Group Ltd.	41,347	2,216
TOTAL AUSTRALIA		24,086
Bailiwick of Jersey - 1.0%
Experian PLC	129,200	2,478
Glencore Xstrata PLC	526,430	2,831
WPP PLC	111,296	2,400
TOTAL BAILIWICK OF JERSEY		7,709
Belgium - 0.7%
Ageas	35,290	1,517
KBC Groupe SA	25,776	1,570
UCB SA (d)	29,600	2,427
TOTAL BELGIUM		5,514
Bermuda - 0.8%
Clear Media Ltd.	1,278,000	1,278
Oriental Watch Holdings Ltd.	2,992,000	675
Signet Jewelers Ltd.	41,700	4,225
TOTAL BERMUDA		6,178
Brazil - 1.2%
Anhanguera Educacional Participacoes SA	244,200	1,511
BB Seguridade Participacoes SA	279,900	3,280
Cielo SA	256,160	4,538
TOTAL BRAZIL		9,329
British Virgin Islands - 0.4%
Gem Diamonds Ltd. (a)	408,700	1,145
Mail.Ru Group Ltd.:
GDR (a)(e)	4,200	114
GDR (Reg. S) (a)	66,705	1,812
TOTAL BRITISH VIRGIN ISLANDS		3,071
Canada - 0.4%
Bauer Performance Sports Ltd. (a)	23,000	319
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Entertainment One Ltd. (a)	442,400	$ 2,211
MDC Partners, Inc. Class A (sub. vtg.)	16,600	405
TOTAL CANADA		2,935
Cayman Islands - 3.7%
Autohome, Inc. ADR Class A (d)	15,500	496
Biostime International Holdings Ltd.	519,000	3,448
Bitauto Holdings Ltd. ADR (a)	42,600	1,526
Cimc Enric Holdings Ltd.	688,000	996
Ctrip.com International Ltd. sponsored ADR (a)	50,900	2,379
GCL-Poly Energy Holdings Ltd. (a)	8,557,000	2,561
Greatview Aseptic Pack Co. Ltd.	1,720,000	1,049
Hengdeli Holdings Ltd.	16,193,000	3,112
iKang Healthcare Group, Inc. sponsored ADR	5,000	69
Qunar Cayman Islands Ltd. sponsored ADR (d)	16,300	403
Sitoy Group Holdings Ltd.	436,000	262
SouFun Holdings Ltd. ADR	188,600	2,220
Springland International Holdings Ltd.	851,000	335
Tencent Holdings Ltd.	110,900	6,912
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	62,900	2,139
TOTAL CAYMAN ISLANDS		27,907
China - 0.2%
TravelSky Technology Ltd. (H Shares)	1,713,000	1,306
Denmark - 2.9%
Danske Bank A/S	51,111	1,444
Novo Nordisk A/S:
Series B	14,315	650
Series B sponsored ADR	261,000	11,847
Vestas Wind Systems A/S (a)	177,000	7,856
TOTAL DENMARK		21,797
France - 9.5%
AXA SA (d)	49,558	1,291
AXA SA sponsored ADR (d)	67,200	1,687
Beneteau SA (a)	86,400	1,495
BNP Paribas SA	62,616	4,701
Bollore	2,702	1,722
Bollore (a)	14	9
Danone SA	72,622	5,362
Edenred SA	49,400	1,666
Gameloft Se (a)	239,900	2,386
Common Stocks - continued
	Shares	Value (000s)
France - continued
Groupe FNAC SA (a)	1	$ 0
Havas SA	379,200	3,014
Iliad SA	6,166	1,664
Ipsos SA	57,360	2,223
LVMH Moet Hennessy - Louis Vuitton SA	38,892	7,648
Pernod Ricard SA	35,600	4,273
Safran SA	49,400	3,320
Sanofi SA	80,690	8,708
Sanofi SA sponsored ADR	155,200	8,350
Societe Generale Series A	36,162	2,248
Solocal Group SA (a)	371,200	850
Total SA (a)	129,000	9,229
TOTAL FRANCE		71,846
Germany - 4.4%
adidas AG	33,700	3,597
Allianz SE (d)	37,195	6,473
Axel Springer Verlag AG (d)	51,400	3,138
Bayer AG	62,240	8,635
Commerzbank AG (a)	23,500	417
CTS Eventim AG	40,101	2,554
Deutsche Bank AG	24,700	1,088
Deutsche Boerse AG	36,969	2,708
Linde AG	10,929	2,266
SAP AG	32,590	2,634
TOTAL GERMANY		33,510
Hong Kong - 1.2%
AIA Group Ltd.	970,800	4,708
Television Broadcasts Ltd.	761,000	4,746
TOTAL HONG KONG		9,454
India - 0.2%
INFO Edge India Ltd. (a)	79,770	774
Just Dial Ltd.	20,627	403
TOTAL INDIA		1,177
Ireland - 2.9%
C&C Group PLC	1,352,500	8,050
CRH PLC	158,192	4,606
Glanbia PLC	157,200	2,346
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Kingspan Group PLC (United Kingdom)	203,300	$ 3,822
Paddy Power PLC (Ireland)	42,200	3,255
TOTAL IRELAND		22,079
Isle of Man - 0.3%
Playtech Ltd.	184,213	2,075
Israel - 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,743
Sarine Technologies Ltd.	561,000	1,240
TOTAL ISRAEL		2,983
Italy - 2.0%
Assicurazioni Generali SpA	71,400	1,667
Brunello Cucinelli SpA	4,900	141
Eni SpA	75,500	1,955
Eni SpA sponsored ADR (d)	22,300	1,152
Intesa Sanpaolo SpA	681,200	2,331
Lottomatica SpA	36,500	1,070
Prada SpA	426,400	3,404
Tod's SpA (d)	23,087	3,232
TOTAL ITALY		14,952
Japan - 16.4%
Cosmos Pharmaceutical Corp.	51,100	5,463
Daiwa Securities Group, Inc.	208,000	1,556
DENSO Corp.	33,000	1,502
Dentsu, Inc.	183,300	7,530
Enigmo, Inc. (a)(d)	62,000	3,281
Fuji Media Holdings, Inc.	68,900	1,160
Fujitsu Ltd.	231,000	1,356
Hitachi Ltd.	806,000	5,732
Honda Motor Co. Ltd.	118,700	3,939
Hoya Corp.	69,900	2,061
Infomart Corp.	23,200	365
Japan Tobacco, Inc.	138,600	4,550
JTEKT Corp.	97,900	1,427
Kakaku.com, Inc.	64,500	918
Keyence Corp.	15,900	6,125
Mitsubishi Corp.	152,100	2,720
Mitsubishi Electric Corp.	318,000	3,617
Mitsubishi UFJ Financial Group, Inc.	1,172,700	6,238
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	962
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
MS&AD Insurance Group Holdings, Inc.	75,400	$ 1,689
NEC Corp.	394,000	1,106
NEXT Co. Ltd. (d)	412,500	3,583
Nomura Holdings, Inc.	204,200	1,182
Nomura Holdings, Inc. sponsored ADR	40,900	240
Olympus Corp. (a)	57,600	1,758
ORIX Corp.	582,000	8,408
Pigeon Corp.	15,400	689
Proto Corp.	36,500	503
Rakuten, Inc.	812,900	10,512
Shinsei Bank Ltd.	299,000	582
Ship Healthcare Holdings, Inc.	52,200	1,777
SMC Corp.	8,900	2,113
SoftBank Corp.	143,000	10,616
Sumitomo Mitsui Financial Group, Inc.	146,600	5,795
Suzuki Motor Corp.	54,400	1,402
THK Co. Ltd.	67,300	1,424
Tokio Marine Holdings, Inc.	59,300	1,746
Toyota Motor Corp.	133,900	7,234
Toyota Motor Corp. sponsored ADR	16,700	1,811
TOTAL JAPAN		124,672
Kenya - 0.1%
East African Breweries Ltd.	116,216	391
Korea (South) - 1.8%
Korea Express Co. Ltd. (a)	21,449	2,263
Naver Corp.	12,225	8,733
Samsung Electronics Co. Ltd.	2,195	2,853
TOTAL KOREA (SOUTH)		13,849
Netherlands - 1.4%
AEGON NV	109,900	1,007
ASML Holding NV	13,857	1,128
ING Groep NV:
(Certificaten Van Aandelen) (a)	193,910	2,772
sponsored ADR (a)(d)	59,300	848
Koninklijke Philips Electronics NV	158,706	5,081
TOTAL NETHERLANDS		10,836
New Zealand - 0.1%
EBOS Group Ltd.	74,349	603
Common Stocks - continued
	Shares	Value (000s)
Nigeria - 0.1%
Guinness Nigeria PLC	395,662	$ 433
Nigerian Breweries PLC	673,311	629
TOTAL NIGERIA		1,062
Norway - 1.1%
DNB ASA (d)	184,200	3,257
Schibsted ASA (B Shares)	79,200	4,549
Statoil ASA sponsored ADR	23,300	710
TOTAL NORWAY		8,516
Philippines - 0.6%
Alliance Global Group, Inc.	3,777,700	2,640
Melco Crown Philippines Resort (a)	6,035,900	1,847
TOTAL PHILIPPINES		4,487
South Africa - 2.6%
Clicks Group Ltd.	385,766	2,352
Distell Group Ltd.	69,881	830
Life Healthcare Group Holdings Ltd.	272,900	1,084
Naspers Ltd. Class N	161,400	15,219
TOTAL SOUTH AFRICA		19,485
Spain - 1.5%
Atresmedia Corporacion de Medios de Comunicacion SA	229,100	3,283
Banco Bilbao Vizcaya Argentaria SA	263,306	3,243
Banco Santander SA	3,002	30
Banco Santander SA (Spain)	141,110	1,403
Grifols SA ADR	75,580	3,102
TOTAL SPAIN		11,061
Sweden - 2.1%
Eniro AB (a)	231,400	1,836
Fenix Outdoor AB	9,900	560
Investment AB Kinnevik (B Shares)	94,700	3,328
Nordea Bank AB	249,400	3,604
Svenska Cellulosa AB (SCA) (B Shares) (d)	199,900	5,598
Swedbank AB (A Shares)	51,612	1,371
TOTAL SWEDEN		16,297
Switzerland - 7.6%
Compagnie Financiere Richemont SA Series A	75,936	7,705
Credit Suisse Group AG	163,141	5,172
Credit Suisse Group AG sponsored ADR	11,300	358
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Nestle SA	218,204	$ 16,860
Sika AG (Bearer)	790	3,195
Swatch Group AG (Bearer)	12,750	8,178
Swiss Re Ltd.	19,790	1,728
Syngenta AG (Switzerland)	16,570	6,562
UBS AG	208,359	4,358
UBS AG (NY Shares)	108,277	2,264
Zurich Insurance Group AG	5,614	1,608
TOTAL SWITZERLAND		57,988
Taiwan - 0.5%
MediaTek, Inc.	137,000	2,144
Wowprime Corp.	85,000	1,282
TOTAL TAIWAN		3,426
Thailand - 0.2%
Thai Beverage PCL	2,900,000	1,365
United Kingdom - 19.2%
Alabama Noor Hospitals Group PLC	53,600	903
AstraZeneca PLC (United Kingdom)	95,412	7,531
Aviva PLC	184,200	1,642
Barclays PLC	1,171,848	5,004
Barclays PLC sponsored ADR	52,625	900
BG Group PLC	163,618	3,310
BHP Billiton PLC	121,504	3,945
BP PLC	183,400	1,548
BP PLC sponsored ADR	49,166	2,489
Brammer PLC	438,500	3,474
Burberry Group PLC	163,100	4,089
Dechra Pharmaceuticals PLC	73,200	853
Diageo PLC	231,700	7,099
Dunelm Group PLC	195,800	3,096
Exova Group Ltd. PLC (a)	12,700	47
Foxtons Group PLC	194,600	1,045
GlaxoSmithKline PLC	168,000	4,642
Hays PLC	989,300	2,517
HSBC Holdings PLC sponsored ADR	183,891	9,437
Intertek Group PLC	62,300	3,057
ITV PLC	1,571,900	4,830
Johnson Matthey PLC	72,319	3,996
Lloyds Banking Group PLC (a)	5,005,899	6,384
M&C Saatchi PLC	887,505	4,125
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Moneysupermarket.com Group PLC	512,100	$ 1,574
Perform Group PLC (a)	393,400	1,431
Poundland Group PLC (a)	74,176	435
Prudential PLC	100,209	2,304
Reckitt Benckiser Group PLC	39,300	3,168
Rightmove PLC	28,000	1,139
Rio Tinto PLC	94,332	5,129
Rolls-Royce Group PLC	164,274	2,912
Royal Bank of Scotland Group PLC (a)	120,080	608
Royal Dutch Shell PLC:
Class A (United Kingdom)	196,128	7,754
Class B (United Kingdom)	158,266	6,720
SABMiller PLC	155,100	8,434
Standard Chartered PLC (United Kingdom)	113,879	2,464
Sthree PLC	190,600	1,305
Taylor Wimpey PLC	1,004,100	1,782
Travis Perkins PLC	143,100	4,119
Vodafone Group PLC	885,709	3,363
William Hill PLC	893,066	5,348
TOTAL UNITED KINGDOM		145,952
United States of America - 6.8%
BlackRock, Inc. Class A	7,500	2,258
Boston Beer Co., Inc. Class A (a)	4,700	1,156
Deckers Outdoor Corp. (a)(d)	25,000	1,974
Dunkin' Brands Group, Inc.	55,400	2,521
eBay, Inc. (a)	55,300	2,866
Facebook, Inc. Class A (a)	80,700	4,824
Gilead Sciences, Inc. (a)	10,200	801
GNC Holdings, Inc.	43,100	1,940
Google, Inc.:
Class A (a)	6,700	3,584
Class C (a)	6,700	3,529
Lorillard, Inc.	34,300	2,038
MercadoLibre, Inc. (d)	22,100	2,061
Monsanto Co.	26,700	2,956
Nimble Storage, Inc.	1,100	27
priceline.com, Inc. (a)	3,500	4,052
Tiffany & Co., Inc.	51,200	4,479
TripAdvisor, Inc. (a)	17,900	1,445
Verizon Communications, Inc. CDI	42,705	1,996
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Visa, Inc. Class A	25,200	$ 5,106
Yahoo!, Inc. (a)	56,500	2,031
TOTAL UNITED STATES OF AMERICA		51,644
TOTAL COMMON STOCKS (Cost $615,373)		739,542
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Sartorius AG (non-vtg.)	16,700	2,173
Volkswagen AG	32,800	8,833
TOTAL GERMANY		11,006
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	22,012,716	37
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,577)		11,043
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	4,997,879	4,998
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	29,206,335	29,206
TOTAL MONEY MARKET FUNDS (Cost $34,204)		34,204
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $657,154)		784,789
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(26,555)
NET ASSETS - 100%		$ 758,234
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	133
Total	$ 140
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 201,034	$ 187,461	$ 13,573	$ -
Consumer Staples	86,277	56,956	29,321	-
Energy	34,867	7,661	27,206	-
Financials	137,014	80,010	57,004	-
Health Care	73,250	51,719	21,531	-
Industrials	61,862	56,781	5,081	-
Information Technology	92,528	89,894	2,634	-
Materials	46,114	18,414	27,700	-
Telecommunication Services	17,639	14,276	3,363	-
Money Market Funds	34,204	34,204	-	-
Total Investments in Securities:	$ 784,789	$ 597,376	$ 187,413	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 15,211
Level 2 to Level 1	$ 95,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,233) - See accompanying schedule: Unaffiliated issuers (cost $622,950)	$ 750,585
Fidelity Central Funds (cost $34,204)	34,204
Total Investments (cost $657,154)		$ 784,789
Cash		175
Foreign currency held at value (cost $515)		515
Receivable for investments sold		5,981
Receivable for fund shares sold		530
Dividends receivable		2,656
Distributions receivable from Fidelity Central Funds		49
Prepaid expenses		1
Other receivables		76
Total assets		794,772

Liabilities
Payable for investments purchased	$ 5,434
Payable for fund shares redeemed	1,109
Accrued management fee	385
Distribution and service plan fees payable	168
Other affiliated payables	159
Other payables and accrued expenses	77
Collateral on securities loaned, at value	29,206
Total liabilities		36,538

Net Assets		$ 758,234
Net Assets consist of:
Paid in capital		$ 700,576
Undistributed net investment income		4,636
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,607)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,629
Net Assets		$ 758,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,156 ÷ 3,142.6 shares)	$ 21.69

Maximum offering price per share (100/94.25 of $21.69)	$ 23.01
Class T: Net Asset Value and redemption price per share ($319,948 ÷ 14,375.6 shares)	$ 22.26

Maximum offering price per share (100/96.50 of $22.26)	$ 23.07
Class B: Net Asset Value and offering price per share ($2,537 ÷ 120.1 shares)A	$ 21.12

Class C: Net Asset Value and offering price per share ($20,927 ÷ 982.2 shares)A	$ 21.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($346,666 ÷ 15,664.8 shares)	$ 22.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 9,794
Income from Fidelity Central Funds		140
Income before foreign taxes withheld		9,934
Less foreign taxes withheld		(473)
Total income		9,461

Expenses
Management fee Basic fee	$ 2,649
Performance adjustment	23
Transfer agent fees	758
Distribution and service plan fees	1,035
Accounting and security lending fees	185
Custodian fees and expenses	76
Independent trustees' compensation	2
Registration fees	53
Audit	40
Legal	2
Miscellaneous	11
Total expenses		4,834
Net investment income (loss)		4,627
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,174
Foreign currency transactions	(39)
Total net realized gain (loss)		38,135
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,554)
Assets and liabilities in foreign currencies	14
Total change in net unrealized appreciation (depreciation)		(31,540)
Net gain (loss)		6,595
Net increase (decrease) in net assets resulting from operations		$ 11,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,627	$ 6,363
Net realized gain (loss)	38,135	35,511
Change in net unrealized appreciation (depreciation)	(31,540)	138,935
Net increase (decrease) in net assets resulting from operations	11,222	180,809
Distributions to shareholders from net investment income	(6,228)	(8,840)
Distributions to shareholders from net realized gain	(2,640)	(1,437)
Total distributions	(8,868)	(10,277)
Share transactions - net increase (decrease)	27,458	(49,806)
Redemption fees	16	12
Total increase (decrease) in net assets	29,828	120,738

Net Assets
Beginning of period	728,406	607,668
End of period (including undistributed net investment income of $4,636 and undistributed net investment income of $6,237, respectively)	$ 758,234	$ 728,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.61	$ 16.76	$ 16.13	$ 17.77	$ 15.68	$ 13.56
Income from Investment Operations
Net investment income (loss)E	.13	.17	.23	.16	.17	.24
Net realized and unrealized gain (loss)	.21	4.97	.64	(1.54)	2.16	2.12
Total from investment operations	.34	5.14	.87	(1.38)	2.33	2.36
Distributions from net investment income	(.18)	(.25)	(.24)	(.21)	(.21)	(.24)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.26)	(.29)	(.24)	(.26)	(.24)	(.24)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.69	$ 21.61	$ 16.76	$ 16.13	$ 17.77	$ 15.68
Total ReturnB,C,D	1.57%	31.13%	5.51%	(7.95)%	14.99%	17.97%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.32%A	1.37%	1.33%	1.34%	1.36%	1.36%
Expenses net of fee waivers, if any	1.32%A	1.37%	1.33%	1.34%	1.36%	1.36%
Expenses net of all reductions	1.32%A	1.36%	1.32%	1.32%	1.33%	1.33%
Net investment income (loss)	1.18%A	.91%	1.43%	.90%	1.04%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$ 68	$ 69	$ 60	$ 60	$ 70	$ 72
Portfolio turnover rateG	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 17.16	$ 16.50	$ 18.18	$ 16.03	$ 13.84
Income from Investment Operations
Net investment income (loss)E	.11	.14	.20	.13	.14	.22
Net realized and unrealized gain (loss)	.22	5.11	.66	(1.59)	2.23	2.17
Total from investment operations	.33	5.25	.86	(1.46)	2.37	2.39
Distributions from net investment income	(.15)	(.21)	(.20)	(.17)	(.19)	(.20)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.23)	(.25)	(.20)	(.22)	(.22)	(.20)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.26	$ 22.16	$ 17.16	$ 16.50	$ 18.18	$ 16.03
Total ReturnB,C,D	1.50%	30.96%	5.32%	(8.17)%	14.88%	17.70%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.50%A	1.53%	1.51%	1.52%	1.53%	1.57%
Expenses net of fee waivers, if any	1.50%A	1.53%	1.51%	1.51%	1.53%	1.57%
Expenses net of all reductions	1.50%A	1.52%	1.50%	1.49%	1.50%	1.54%
Net investment income (loss)	1.00%A	.74%	1.25%	.73%	.86%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$ 320	$ 329	$ 271	$ 305	$ 371	$ 367
Portfolio turnover rateG	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 16.25	$ 15.58	$ 17.18	$ 15.16	$ 13.02
Income from Investment Operations
Net investment income (loss)E	.04	.03	.10	.03	.04	.13
Net realized and unrealized gain (loss)	.20	4.85	.63	(1.51)	2.10	2.08
Total from investment operations	.24	4.88	.73	(1.48)	2.14	2.21
Distributions from net investment income	(.06)	(.07)	(.06)	(.08)	(.09)	(.07)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.14)	(.11)	(.06)	(.12)J	(.12)	(.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.12	$ 21.02	$ 16.25	$ 15.58	$ 17.18	$ 15.16
Total ReturnB,C,D	1.14%	30.21%	4.72%	(8.67)%	14.15%	17.09%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.11%A	2.12%	2.09%	2.10%	2.11%	2.12%
Expenses net of fee waivers, if any	2.11%A	2.12%	2.09%	2.09%	2.11%	2.12%
Expenses net of all reductions	2.11%A	2.11%	2.07%	2.07%	2.09%	2.08%
Net investment income (loss)	.39%A	.16%	.67%	.15%	.28%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 3	$ 4	$ 7	$ 8
Portfolio turnover rateG	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.21	$ 16.43	$ 15.78	$ 17.39	$ 15.36	$ 13.22
Income from Investment Operations
Net investment income (loss)E	.04	.03	.11	.03	.05	.14
Net realized and unrealized gain (loss)	.21	4.89	.64	(1.52)	2.12	2.09
Total from investment operations	.25	4.92	.75	(1.49)	2.17	2.23
Distributions from net investment income	(.07)	(.10)	(.10)	(.07)	(.11)	(.09)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.15)	(.14)	(.10)	(.12)	(.14)	(.09)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.31	$ 21.21	$ 16.43	$ 15.78	$ 17.39	$ 15.36
Total ReturnB,C,D	1.17%	30.16%	4.78%	(8.67)%	14.17%	17.06%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.10%A	2.12%	2.09%	2.09%	2.10%	2.11%
Expenses net of fee waivers, if any	2.10%A	2.12%	2.09%	2.09%	2.10%	2.11%
Expenses net of all reductions	2.10%A	2.10%	2.07%	2.07%	2.08%	2.08%
Net investment income (loss)	.40%A	.16%	.67%	.15%	.29%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 21	$ 16	$ 19	$ 22	$ 23
Portfolio turnover rateG	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 17.11	$ 16.45	$ 18.10	$ 15.95	$ 13.83
Income from Investment Operations
Net investment income (loss)D	.17	.24	.29	.23	.22	.29
Net realized and unrealized gain (loss)	.21	5.08	.65	(1.59)	2.23	2.14
Total from investment operations	.38	5.32	.94	(1.36)	2.45	2.43
Distributions from net investment income	(.24)	(.31)	(.28)	(.24)	(.27)	(.31)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.32)	(.36)I	(.28)	(.29)	(.30)	(.31)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.13	$ 22.07	$ 17.11	$ 16.45	$ 18.10	$ 15.95
Total ReturnB,C	1.72%	31.63%	5.91%	(7.70)%	15.49%	18.32%
Ratios to Average Net AssetsE,G
Expenses before reductions	.98%A	1.02%	.99%	1.00%	1.01%	1.06%
Expenses net of fee waivers, if any	.98%A	1.02%	.99%	.99%	1.01%	1.06%
Expenses net of all reductions	.98%A	1.01%	.97%	.97%	.98%	1.02%
Net investment income (loss)	1.52%A	1.26%	1.77%	1.25%	1.39%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$ 347	$ 307	$ 257	$ 349	$ 678	$ 727
Portfolio turnover rateF	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,909
Gross unrealized depreciation	(49,192)
Net unrealized appreciation (depreciation) on securities and other investments	$ 113,717

Tax cost	$ 671,072

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (98,262)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $147,021 and $127,902, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 89	$ 4
Class T	.25%	.25%	828	10
Class B	.75%	.25%	14	11
Class C	.75%	.25%	104	11
			$ 1,035	$ 36

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	2
Class B*	1
Class C*	1
$ 12

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 96.27
Class T	329.20
Class B	4.31
Class C	31.30
Institutional Class	298.18
	$ 758

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $133, including two hundred eighty nine dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 576	$ 874
Class T	2,245	3,206
Class B	8	13
Class C	65	95
Institutional Class	3,334	4,652
Total	$ 6,228	$ 8,840
From net realized gain
Class A	$ 256	$ 144
Class T	1,182	638
Class B	11	7
Class C	75	40
Institutional Class	1,116	608
Total	$ 2,640	$ 1,437

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	386	381	$ 8,464	$ 7,246
Reinvestment of distributions	36	56	778	948
Shares redeemed	(455)	(864)	(9,937)	(16,342)
Net increase (decrease)	(33)	(427)	$ (695)	$ (8,148)
Class T
Shares sold	1,326	2,667	$ 29,826	$ 51,520
Reinvestment of distributions	150	214	3,346	3,745
Shares redeemed	(1,934)	(3,829)	(43,462)	(73,469)
Net increase (decrease)	(458)	(948)	$ (10,290)	$ (18,204)
Class B
Shares sold	6	15	$ 125	$ 313
Reinvestment of distributions	1	1	17	18
Shares redeemed	(27)	(62)	(572)	(1,123)
Net increase (decrease)	(20)	(46)	$ (430)	$ (792)
Class C
Shares sold	116	200	$ 2,489	$ 3,879
Reinvestment of distributions	6	7	124	120
Shares redeemed	(119)	(208)	(2,537)	(3,808)
Net increase (decrease)	3	(1)	$ 76	$ 191
Institutional Class
Shares sold	2,100	958	$ 46,894	$ 18,221
Reinvestment of distributions	198	298	4,371	5,176
Shares redeemed	(556)	(2,370)	(12,468)	(46,250)
Net increase (decrease)	1,742	(1,114)	$ 38,797	$ (22,853)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 17% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

OSI-USAN-0614
1.784904.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.32%
Actual		$ 1,000.00	$ 1,015.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.50%
Actual		$ 1,000.00	$ 1,015.00	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.11%
Actual		$ 1,000.00	$ 1,011.40	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.10%
Actual		$ 1,000.00	$ 1,011.70	$ 10.47
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,017.20	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA (France, Pharmaceuticals)	2.3	2.3
Nestle SA (Switzerland, Food Products)	2.2	2.3
Naspers Ltd. Class N (South Africa, Media)	2.0	1.5
Novo Nordisk A/S (Denmark, Pharmaceuticals)	1.6	1.3
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.4	1.9
	9.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.4	27.4
Financials	17.9	19.6
Information Technology	12.2	14.2
Consumer Staples	11.3	11.1
Health Care	9.7	7.7
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	19.2	18.2
Japan	16.4	18.9
France	9.5	9.4
Switzerland	7.6	7.6
United States of America	6.8	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 99.0%	Stocks 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 3.2%
AMP Ltd.	186,173	$ 873
BHP Billiton Ltd.	211,768	7,458
Carsales.com Ltd.	135,616	1,367
CSL Ltd.	81,771	5,198
Fortescue Metals Group Ltd.	208,017	976
G8 Education Ltd.	764,060	3,315
iSelect Ltd.	2,567,502	2,683
Macquarie Group Ltd.	41,347	2,216
TOTAL AUSTRALIA		24,086
Bailiwick of Jersey - 1.0%
Experian PLC	129,200	2,478
Glencore Xstrata PLC	526,430	2,831
WPP PLC	111,296	2,400
TOTAL BAILIWICK OF JERSEY		7,709
Belgium - 0.7%
Ageas	35,290	1,517
KBC Groupe SA	25,776	1,570
UCB SA (d)	29,600	2,427
TOTAL BELGIUM		5,514
Bermuda - 0.8%
Clear Media Ltd.	1,278,000	1,278
Oriental Watch Holdings Ltd.	2,992,000	675
Signet Jewelers Ltd.	41,700	4,225
TOTAL BERMUDA		6,178
Brazil - 1.2%
Anhanguera Educacional Participacoes SA	244,200	1,511
BB Seguridade Participacoes SA	279,900	3,280
Cielo SA	256,160	4,538
TOTAL BRAZIL		9,329
British Virgin Islands - 0.4%
Gem Diamonds Ltd. (a)	408,700	1,145
Mail.Ru Group Ltd.:
GDR (a)(e)	4,200	114
GDR (Reg. S) (a)	66,705	1,812
TOTAL BRITISH VIRGIN ISLANDS		3,071
Canada - 0.4%
Bauer Performance Sports Ltd. (a)	23,000	319
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Entertainment One Ltd. (a)	442,400	$ 2,211
MDC Partners, Inc. Class A (sub. vtg.)	16,600	405
TOTAL CANADA		2,935
Cayman Islands - 3.7%
Autohome, Inc. ADR Class A (d)	15,500	496
Biostime International Holdings Ltd.	519,000	3,448
Bitauto Holdings Ltd. ADR (a)	42,600	1,526
Cimc Enric Holdings Ltd.	688,000	996
Ctrip.com International Ltd. sponsored ADR (a)	50,900	2,379
GCL-Poly Energy Holdings Ltd. (a)	8,557,000	2,561
Greatview Aseptic Pack Co. Ltd.	1,720,000	1,049
Hengdeli Holdings Ltd.	16,193,000	3,112
iKang Healthcare Group, Inc. sponsored ADR	5,000	69
Qunar Cayman Islands Ltd. sponsored ADR (d)	16,300	403
Sitoy Group Holdings Ltd.	436,000	262
SouFun Holdings Ltd. ADR	188,600	2,220
Springland International Holdings Ltd.	851,000	335
Tencent Holdings Ltd.	110,900	6,912
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	62,900	2,139
TOTAL CAYMAN ISLANDS		27,907
China - 0.2%
TravelSky Technology Ltd. (H Shares)	1,713,000	1,306
Denmark - 2.9%
Danske Bank A/S	51,111	1,444
Novo Nordisk A/S:
Series B	14,315	650
Series B sponsored ADR	261,000	11,847
Vestas Wind Systems A/S (a)	177,000	7,856
TOTAL DENMARK		21,797
France - 9.5%
AXA SA (d)	49,558	1,291
AXA SA sponsored ADR (d)	67,200	1,687
Beneteau SA (a)	86,400	1,495
BNP Paribas SA	62,616	4,701
Bollore	2,702	1,722
Bollore (a)	14	9
Danone SA	72,622	5,362
Edenred SA	49,400	1,666
Gameloft Se (a)	239,900	2,386
Common Stocks - continued
	Shares	Value (000s)
France - continued
Groupe FNAC SA (a)	1	$ 0
Havas SA	379,200	3,014
Iliad SA	6,166	1,664
Ipsos SA	57,360	2,223
LVMH Moet Hennessy - Louis Vuitton SA	38,892	7,648
Pernod Ricard SA	35,600	4,273
Safran SA	49,400	3,320
Sanofi SA	80,690	8,708
Sanofi SA sponsored ADR	155,200	8,350
Societe Generale Series A	36,162	2,248
Solocal Group SA (a)	371,200	850
Total SA (a)	129,000	9,229
TOTAL FRANCE		71,846
Germany - 4.4%
adidas AG	33,700	3,597
Allianz SE (d)	37,195	6,473
Axel Springer Verlag AG (d)	51,400	3,138
Bayer AG	62,240	8,635
Commerzbank AG (a)	23,500	417
CTS Eventim AG	40,101	2,554
Deutsche Bank AG	24,700	1,088
Deutsche Boerse AG	36,969	2,708
Linde AG	10,929	2,266
SAP AG	32,590	2,634
TOTAL GERMANY		33,510
Hong Kong - 1.2%
AIA Group Ltd.	970,800	4,708
Television Broadcasts Ltd.	761,000	4,746
TOTAL HONG KONG		9,454
India - 0.2%
INFO Edge India Ltd. (a)	79,770	774
Just Dial Ltd.	20,627	403
TOTAL INDIA		1,177
Ireland - 2.9%
C&C Group PLC	1,352,500	8,050
CRH PLC	158,192	4,606
Glanbia PLC	157,200	2,346
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Kingspan Group PLC (United Kingdom)	203,300	$ 3,822
Paddy Power PLC (Ireland)	42,200	3,255
TOTAL IRELAND		22,079
Isle of Man - 0.3%
Playtech Ltd.	184,213	2,075
Israel - 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,743
Sarine Technologies Ltd.	561,000	1,240
TOTAL ISRAEL		2,983
Italy - 2.0%
Assicurazioni Generali SpA	71,400	1,667
Brunello Cucinelli SpA	4,900	141
Eni SpA	75,500	1,955
Eni SpA sponsored ADR (d)	22,300	1,152
Intesa Sanpaolo SpA	681,200	2,331
Lottomatica SpA	36,500	1,070
Prada SpA	426,400	3,404
Tod's SpA (d)	23,087	3,232
TOTAL ITALY		14,952
Japan - 16.4%
Cosmos Pharmaceutical Corp.	51,100	5,463
Daiwa Securities Group, Inc.	208,000	1,556
DENSO Corp.	33,000	1,502
Dentsu, Inc.	183,300	7,530
Enigmo, Inc. (a)(d)	62,000	3,281
Fuji Media Holdings, Inc.	68,900	1,160
Fujitsu Ltd.	231,000	1,356
Hitachi Ltd.	806,000	5,732
Honda Motor Co. Ltd.	118,700	3,939
Hoya Corp.	69,900	2,061
Infomart Corp.	23,200	365
Japan Tobacco, Inc.	138,600	4,550
JTEKT Corp.	97,900	1,427
Kakaku.com, Inc.	64,500	918
Keyence Corp.	15,900	6,125
Mitsubishi Corp.	152,100	2,720
Mitsubishi Electric Corp.	318,000	3,617
Mitsubishi UFJ Financial Group, Inc.	1,172,700	6,238
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	962
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
MS&AD Insurance Group Holdings, Inc.	75,400	$ 1,689
NEC Corp.	394,000	1,106
NEXT Co. Ltd. (d)	412,500	3,583
Nomura Holdings, Inc.	204,200	1,182
Nomura Holdings, Inc. sponsored ADR	40,900	240
Olympus Corp. (a)	57,600	1,758
ORIX Corp.	582,000	8,408
Pigeon Corp.	15,400	689
Proto Corp.	36,500	503
Rakuten, Inc.	812,900	10,512
Shinsei Bank Ltd.	299,000	582
Ship Healthcare Holdings, Inc.	52,200	1,777
SMC Corp.	8,900	2,113
SoftBank Corp.	143,000	10,616
Sumitomo Mitsui Financial Group, Inc.	146,600	5,795
Suzuki Motor Corp.	54,400	1,402
THK Co. Ltd.	67,300	1,424
Tokio Marine Holdings, Inc.	59,300	1,746
Toyota Motor Corp.	133,900	7,234
Toyota Motor Corp. sponsored ADR	16,700	1,811
TOTAL JAPAN		124,672
Kenya - 0.1%
East African Breweries Ltd.	116,216	391
Korea (South) - 1.8%
Korea Express Co. Ltd. (a)	21,449	2,263
Naver Corp.	12,225	8,733
Samsung Electronics Co. Ltd.	2,195	2,853
TOTAL KOREA (SOUTH)		13,849
Netherlands - 1.4%
AEGON NV	109,900	1,007
ASML Holding NV	13,857	1,128
ING Groep NV:
(Certificaten Van Aandelen) (a)	193,910	2,772
sponsored ADR (a)(d)	59,300	848
Koninklijke Philips Electronics NV	158,706	5,081
TOTAL NETHERLANDS		10,836
New Zealand - 0.1%
EBOS Group Ltd.	74,349	603
Common Stocks - continued
	Shares	Value (000s)
Nigeria - 0.1%
Guinness Nigeria PLC	395,662	$ 433
Nigerian Breweries PLC	673,311	629
TOTAL NIGERIA		1,062
Norway - 1.1%
DNB ASA (d)	184,200	3,257
Schibsted ASA (B Shares)	79,200	4,549
Statoil ASA sponsored ADR	23,300	710
TOTAL NORWAY		8,516
Philippines - 0.6%
Alliance Global Group, Inc.	3,777,700	2,640
Melco Crown Philippines Resort (a)	6,035,900	1,847
TOTAL PHILIPPINES		4,487
South Africa - 2.6%
Clicks Group Ltd.	385,766	2,352
Distell Group Ltd.	69,881	830
Life Healthcare Group Holdings Ltd.	272,900	1,084
Naspers Ltd. Class N	161,400	15,219
TOTAL SOUTH AFRICA		19,485
Spain - 1.5%
Atresmedia Corporacion de Medios de Comunicacion SA	229,100	3,283
Banco Bilbao Vizcaya Argentaria SA	263,306	3,243
Banco Santander SA	3,002	30
Banco Santander SA (Spain)	141,110	1,403
Grifols SA ADR	75,580	3,102
TOTAL SPAIN		11,061
Sweden - 2.1%
Eniro AB (a)	231,400	1,836
Fenix Outdoor AB	9,900	560
Investment AB Kinnevik (B Shares)	94,700	3,328
Nordea Bank AB	249,400	3,604
Svenska Cellulosa AB (SCA) (B Shares) (d)	199,900	5,598
Swedbank AB (A Shares)	51,612	1,371
TOTAL SWEDEN		16,297
Switzerland - 7.6%
Compagnie Financiere Richemont SA Series A	75,936	7,705
Credit Suisse Group AG	163,141	5,172
Credit Suisse Group AG sponsored ADR	11,300	358
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Nestle SA	218,204	$ 16,860
Sika AG (Bearer)	790	3,195
Swatch Group AG (Bearer)	12,750	8,178
Swiss Re Ltd.	19,790	1,728
Syngenta AG (Switzerland)	16,570	6,562
UBS AG	208,359	4,358
UBS AG (NY Shares)	108,277	2,264
Zurich Insurance Group AG	5,614	1,608
TOTAL SWITZERLAND		57,988
Taiwan - 0.5%
MediaTek, Inc.	137,000	2,144
Wowprime Corp.	85,000	1,282
TOTAL TAIWAN		3,426
Thailand - 0.2%
Thai Beverage PCL	2,900,000	1,365
United Kingdom - 19.2%
Alabama Noor Hospitals Group PLC	53,600	903
AstraZeneca PLC (United Kingdom)	95,412	7,531
Aviva PLC	184,200	1,642
Barclays PLC	1,171,848	5,004
Barclays PLC sponsored ADR	52,625	900
BG Group PLC	163,618	3,310
BHP Billiton PLC	121,504	3,945
BP PLC	183,400	1,548
BP PLC sponsored ADR	49,166	2,489
Brammer PLC	438,500	3,474
Burberry Group PLC	163,100	4,089
Dechra Pharmaceuticals PLC	73,200	853
Diageo PLC	231,700	7,099
Dunelm Group PLC	195,800	3,096
Exova Group Ltd. PLC (a)	12,700	47
Foxtons Group PLC	194,600	1,045
GlaxoSmithKline PLC	168,000	4,642
Hays PLC	989,300	2,517
HSBC Holdings PLC sponsored ADR	183,891	9,437
Intertek Group PLC	62,300	3,057
ITV PLC	1,571,900	4,830
Johnson Matthey PLC	72,319	3,996
Lloyds Banking Group PLC (a)	5,005,899	6,384
M&C Saatchi PLC	887,505	4,125
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Moneysupermarket.com Group PLC	512,100	$ 1,574
Perform Group PLC (a)	393,400	1,431
Poundland Group PLC (a)	74,176	435
Prudential PLC	100,209	2,304
Reckitt Benckiser Group PLC	39,300	3,168
Rightmove PLC	28,000	1,139
Rio Tinto PLC	94,332	5,129
Rolls-Royce Group PLC	164,274	2,912
Royal Bank of Scotland Group PLC (a)	120,080	608
Royal Dutch Shell PLC:
Class A (United Kingdom)	196,128	7,754
Class B (United Kingdom)	158,266	6,720
SABMiller PLC	155,100	8,434
Standard Chartered PLC (United Kingdom)	113,879	2,464
Sthree PLC	190,600	1,305
Taylor Wimpey PLC	1,004,100	1,782
Travis Perkins PLC	143,100	4,119
Vodafone Group PLC	885,709	3,363
William Hill PLC	893,066	5,348
TOTAL UNITED KINGDOM		145,952
United States of America - 6.8%
BlackRock, Inc. Class A	7,500	2,258
Boston Beer Co., Inc. Class A (a)	4,700	1,156
Deckers Outdoor Corp. (a)(d)	25,000	1,974
Dunkin' Brands Group, Inc.	55,400	2,521
eBay, Inc. (a)	55,300	2,866
Facebook, Inc. Class A (a)	80,700	4,824
Gilead Sciences, Inc. (a)	10,200	801
GNC Holdings, Inc.	43,100	1,940
Google, Inc.:
Class A (a)	6,700	3,584
Class C (a)	6,700	3,529
Lorillard, Inc.	34,300	2,038
MercadoLibre, Inc. (d)	22,100	2,061
Monsanto Co.	26,700	2,956
Nimble Storage, Inc.	1,100	27
priceline.com, Inc. (a)	3,500	4,052
Tiffany & Co., Inc.	51,200	4,479
TripAdvisor, Inc. (a)	17,900	1,445
Verizon Communications, Inc. CDI	42,705	1,996
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Visa, Inc. Class A	25,200	$ 5,106
Yahoo!, Inc. (a)	56,500	2,031
TOTAL UNITED STATES OF AMERICA		51,644
TOTAL COMMON STOCKS (Cost $615,373)		739,542
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Sartorius AG (non-vtg.)	16,700	2,173
Volkswagen AG	32,800	8,833
TOTAL GERMANY		11,006
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	22,012,716	37
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,577)		11,043
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	4,997,879	4,998
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	29,206,335	29,206
TOTAL MONEY MARKET FUNDS (Cost $34,204)		34,204
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $657,154)		784,789
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(26,555)
NET ASSETS - 100%		$ 758,234
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	133
Total	$ 140
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 201,034	$ 187,461	$ 13,573	$ -
Consumer Staples	86,277	56,956	29,321	-
Energy	34,867	7,661	27,206	-
Financials	137,014	80,010	57,004	-
Health Care	73,250	51,719	21,531	-
Industrials	61,862	56,781	5,081	-
Information Technology	92,528	89,894	2,634	-
Materials	46,114	18,414	27,700	-
Telecommunication Services	17,639	14,276	3,363	-
Money Market Funds	34,204	34,204	-	-
Total Investments in Securities:	$ 784,789	$ 597,376	$ 187,413	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 15,211
Level 2 to Level 1	$ 95,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,233) - See accompanying schedule: Unaffiliated issuers (cost $622,950)	$ 750,585
Fidelity Central Funds (cost $34,204)	34,204
Total Investments (cost $657,154)		$ 784,789
Cash		175
Foreign currency held at value (cost $515)		515
Receivable for investments sold		5,981
Receivable for fund shares sold		530
Dividends receivable		2,656
Distributions receivable from Fidelity Central Funds		49
Prepaid expenses		1
Other receivables		76
Total assets		794,772

Liabilities
Payable for investments purchased	$ 5,434
Payable for fund shares redeemed	1,109
Accrued management fee	385
Distribution and service plan fees payable	168
Other affiliated payables	159
Other payables and accrued expenses	77
Collateral on securities loaned, at value	29,206
Total liabilities		36,538

Net Assets		$ 758,234
Net Assets consist of:
Paid in capital		$ 700,576
Undistributed net investment income		4,636
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,607)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,629
Net Assets		$ 758,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,156 ÷ 3,142.6 shares)	$ 21.69

Maximum offering price per share (100/94.25 of $21.69)	$ 23.01
Class T: Net Asset Value and redemption price per share ($319,948 ÷ 14,375.6 shares)	$ 22.26

Maximum offering price per share (100/96.50 of $22.26)	$ 23.07
Class B: Net Asset Value and offering price per share ($2,537 ÷ 120.1 shares)A	$ 21.12

Class C: Net Asset Value and offering price per share ($20,927 ÷ 982.2 shares)A	$ 21.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($346,666 ÷ 15,664.8 shares)	$ 22.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 9,794
Income from Fidelity Central Funds		140
Income before foreign taxes withheld		9,934
Less foreign taxes withheld		(473)
Total income		9,461

Expenses
Management fee Basic fee	$ 2,649
Performance adjustment	23
Transfer agent fees	758
Distribution and service plan fees	1,035
Accounting and security lending fees	185
Custodian fees and expenses	76
Independent trustees' compensation	2
Registration fees	53
Audit	40
Legal	2
Miscellaneous	11
Total expenses		4,834
Net investment income (loss)		4,627
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,174
Foreign currency transactions	(39)
Total net realized gain (loss)		38,135
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,554)
Assets and liabilities in foreign currencies	14
Total change in net unrealized appreciation (depreciation)		(31,540)
Net gain (loss)		6,595
Net increase (decrease) in net assets resulting from operations		$ 11,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,627	$ 6,363
Net realized gain (loss)	38,135	35,511
Change in net unrealized appreciation (depreciation)	(31,540)	138,935
Net increase (decrease) in net assets resulting from operations	11,222	180,809
Distributions to shareholders from net investment income	(6,228)	(8,840)
Distributions to shareholders from net realized gain	(2,640)	(1,437)
Total distributions	(8,868)	(10,277)
Share transactions - net increase (decrease)	27,458	(49,806)
Redemption fees	16	12
Total increase (decrease) in net assets	29,828	120,738

Net Assets
Beginning of period	728,406	607,668
End of period (including undistributed net investment income of $4,636 and undistributed net investment income of $6,237, respectively)	$ 758,234	$ 728,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.61	$ 16.76	$ 16.13	$ 17.77	$ 15.68	$ 13.56
Income from Investment Operations
Net investment income (loss)E	.13	.17	.23	.16	.17	.24
Net realized and unrealized gain (loss)	.21	4.97	.64	(1.54)	2.16	2.12
Total from investment operations	.34	5.14	.87	(1.38)	2.33	2.36
Distributions from net investment income	(.18)	(.25)	(.24)	(.21)	(.21)	(.24)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.26)	(.29)	(.24)	(.26)	(.24)	(.24)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.69	$ 21.61	$ 16.76	$ 16.13	$ 17.77	$ 15.68
Total ReturnB,C,D	1.57%	31.13%	5.51%	(7.95)%	14.99%	17.97%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.32%A	1.37%	1.33%	1.34%	1.36%	1.36%
Expenses net of fee waivers, if any	1.32%A	1.37%	1.33%	1.34%	1.36%	1.36%
Expenses net of all reductions	1.32%A	1.36%	1.32%	1.32%	1.33%	1.33%
Net investment income (loss)	1.18%A	.91%	1.43%	.90%	1.04%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$ 68	$ 69	$ 60	$ 60	$ 70	$ 72
Portfolio turnover rateG	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 17.16	$ 16.50	$ 18.18	$ 16.03	$ 13.84
Income from Investment Operations
Net investment income (loss)E	.11	.14	.20	.13	.14	.22
Net realized and unrealized gain (loss)	.22	5.11	.66	(1.59)	2.23	2.17
Total from investment operations	.33	5.25	.86	(1.46)	2.37	2.39
Distributions from net investment income	(.15)	(.21)	(.20)	(.17)	(.19)	(.20)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.23)	(.25)	(.20)	(.22)	(.22)	(.20)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.26	$ 22.16	$ 17.16	$ 16.50	$ 18.18	$ 16.03
Total ReturnB,C,D	1.50%	30.96%	5.32%	(8.17)%	14.88%	17.70%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.50%A	1.53%	1.51%	1.52%	1.53%	1.57%
Expenses net of fee waivers, if any	1.50%A	1.53%	1.51%	1.51%	1.53%	1.57%
Expenses net of all reductions	1.50%A	1.52%	1.50%	1.49%	1.50%	1.54%
Net investment income (loss)	1.00%A	.74%	1.25%	.73%	.86%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$ 320	$ 329	$ 271	$ 305	$ 371	$ 367
Portfolio turnover rateG	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 16.25	$ 15.58	$ 17.18	$ 15.16	$ 13.02
Income from Investment Operations
Net investment income (loss)E	.04	.03	.10	.03	.04	.13
Net realized and unrealized gain (loss)	.20	4.85	.63	(1.51)	2.10	2.08
Total from investment operations	.24	4.88	.73	(1.48)	2.14	2.21
Distributions from net investment income	(.06)	(.07)	(.06)	(.08)	(.09)	(.07)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.14)	(.11)	(.06)	(.12)J	(.12)	(.07)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.12	$ 21.02	$ 16.25	$ 15.58	$ 17.18	$ 15.16
Total ReturnB,C,D	1.14%	30.21%	4.72%	(8.67)%	14.15%	17.09%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.11%A	2.12%	2.09%	2.10%	2.11%	2.12%
Expenses net of fee waivers, if any	2.11%A	2.12%	2.09%	2.09%	2.11%	2.12%
Expenses net of all reductions	2.11%A	2.11%	2.07%	2.07%	2.09%	2.08%
Net investment income (loss)	.39%A	.16%	.67%	.15%	.28%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 3	$ 4	$ 7	$ 8
Portfolio turnover rateG	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.21	$ 16.43	$ 15.78	$ 17.39	$ 15.36	$ 13.22
Income from Investment Operations
Net investment income (loss)E	.04	.03	.11	.03	.05	.14
Net realized and unrealized gain (loss)	.21	4.89	.64	(1.52)	2.12	2.09
Total from investment operations	.25	4.92	.75	(1.49)	2.17	2.23
Distributions from net investment income	(.07)	(.10)	(.10)	(.07)	(.11)	(.09)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.15)	(.14)	(.10)	(.12)	(.14)	(.09)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.31	$ 21.21	$ 16.43	$ 15.78	$ 17.39	$ 15.36
Total ReturnB,C,D	1.17%	30.16%	4.78%	(8.67)%	14.17%	17.06%
Ratios to Average Net AssetsF,H
Expenses before reductions	2.10%A	2.12%	2.09%	2.09%	2.10%	2.11%
Expenses net of fee waivers, if any	2.10%A	2.12%	2.09%	2.09%	2.10%	2.11%
Expenses net of all reductions	2.10%A	2.10%	2.07%	2.07%	2.08%	2.08%
Net investment income (loss)	.40%A	.16%	.67%	.15%	.29%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 21	$ 16	$ 19	$ 22	$ 23
Portfolio turnover rateG	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 17.11	$ 16.45	$ 18.10	$ 15.95	$ 13.83
Income from Investment Operations
Net investment income (loss)D	.17	.24	.29	.23	.22	.29
Net realized and unrealized gain (loss)	.21	5.08	.65	(1.59)	2.23	2.14
Total from investment operations	.38	5.32	.94	(1.36)	2.45	2.43
Distributions from net investment income	(.24)	(.31)	(.28)	(.24)	(.27)	(.31)
Distributions from net realized gain	(.08)	(.04)	-	(.05)	(.03)	-
Total distributions	(.32)	(.36)I	(.28)	(.29)	(.30)	(.31)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.13	$ 22.07	$ 17.11	$ 16.45	$ 18.10	$ 15.95
Total ReturnB,C	1.72%	31.63%	5.91%	(7.70)%	15.49%	18.32%
Ratios to Average Net AssetsE,G
Expenses before reductions	.98%A	1.02%	.99%	1.00%	1.01%	1.06%
Expenses net of fee waivers, if any	.98%A	1.02%	.99%	.99%	1.01%	1.06%
Expenses net of all reductions	.98%A	1.01%	.97%	.97%	.98%	1.02%
Net investment income (loss)	1.52%A	1.26%	1.77%	1.25%	1.39%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$ 347	$ 307	$ 257	$ 349	$ 678	$ 727
Portfolio turnover rateF	34%A	37%	36%	44%	53%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,909
Gross unrealized depreciation	(49,192)
Net unrealized appreciation (depreciation) on securities and other investments	$ 113,717

Tax cost	$ 671,072

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (98,262)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $147,021 and $127,902, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 89	$ 4
Class T	.25%	.25%	828	10
Class B	.75%	.25%	14	11
Class C	.75%	.25%	104	11
			$ 1,035	$ 36

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	2
Class B*	1
Class C*	1
$ 12

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 96.27
Class T	329.20
Class B	4.31
Class C	31.30
Institutional Class	298.18
	$ 758

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income

Semiannual Report

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $133, including two hundred eighty nine dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 576	$ 874
Class T	2,245	3,206
Class B	8	13
Class C	65	95
Institutional Class	3,334	4,652
Total	$ 6,228	$ 8,840
From net realized gain
Class A	$ 256	$ 144
Class T	1,182	638
Class B	11	7
Class C	75	40
Institutional Class	1,116	608
Total	$ 2,640	$ 1,437

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	386	381	$ 8,464	$ 7,246
Reinvestment of distributions	36	56	778	948
Shares redeemed	(455)	(864)	(9,937)	(16,342)
Net increase (decrease)	(33)	(427)	$ (695)	$ (8,148)
Class T
Shares sold	1,326	2,667	$ 29,826	$ 51,520
Reinvestment of distributions	150	214	3,346	3,745
Shares redeemed	(1,934)	(3,829)	(43,462)	(73,469)
Net increase (decrease)	(458)	(948)	$ (10,290)	$ (18,204)
Class B
Shares sold	6	15	$ 125	$ 313
Reinvestment of distributions	1	1	17	18
Shares redeemed	(27)	(62)	(572)	(1,123)
Net increase (decrease)	(20)	(46)	$ (430)	$ (792)
Class C
Shares sold	116	200	$ 2,489	$ 3,879
Reinvestment of distributions	6	7	124	120
Shares redeemed	(119)	(208)	(2,537)	(3,808)
Net increase (decrease)	3	(1)	$ 76	$ 191
Institutional Class
Shares sold	2,100	958	$ 46,894	$ 18,221
Reinvestment of distributions	198	298	4,371	5,176
Shares redeemed	(556)	(2,370)	(12,468)	(46,250)
Net increase (decrease)	1,742	(1,114)	$ 38,797	$ (22,853)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 17% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

OS-USAN-0614
1.784903.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Leaders

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,075.70	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,074.90	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,072.10	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,072.20	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,077.50	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.9	3.3
General Electric Co.	4.5	5.1
Pfizer, Inc.	3.9	4.4
Merck & Co., Inc.	3.7	3.3
JPMorgan Chase & Co.	2.8	2.5
Citigroup, Inc.	2.8	2.7
Johnson & Johnson	2.7	0.0
AT&T, Inc.	2.6	1.4
Anadarko Petroleum Corp.	2.1	1.3
Procter & Gamble Co.	2.1	1.9
	32.1
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	26.3
Energy	14.2	12.5
Information Technology	13.6	15.2
Health Care	13.3	11.0
Industrials	6.8	6.3
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks 93.9%		Stocks and Equity Futures 94.5%
	Short-Term Investments and Net Other Assets (Liabilities) 6.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.5%
* Foreign investments	3.4%	** Foreign investments	0.9%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 1.1%
Johnson Controls, Inc.	7,603	$ 343,199
Automobiles - 1.3%
Ford Motor Co.	10,373	167,524
General Motors Co.	6,700	231,016
		398,540
Diversified Consumer Services - 0.3%
DeVry, Inc.	1,967	88,574
Media - 1.2%
DISH Network Corp. Class A (a)	2,006	114,061
Time Warner Cable, Inc.	2,000	282,920
		396,981
Specialty Retail - 1.3%
Foot Locker, Inc.	4,100	190,773
Office Depot, Inc. (a)	58,500	239,265
		430,038
TOTAL CONSUMER DISCRETIONARY		1,657,332
CONSUMER STAPLES - 6.1%
Beverages - 0.4%
PepsiCo, Inc.	1,700	146,013
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	2,090	151,985
Wal-Mart Stores, Inc.	4,742	377,985
		529,970
Food Products - 1.9%
Kraft Foods Group, Inc.	5,833	331,664
Mondelez International, Inc.	7,702	274,576
		606,240
Household Products - 2.1%
Procter & Gamble Co.	8,029	662,794
TOTAL CONSUMER STAPLES		1,945,017
ENERGY - 14.2%
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. (a)	2,500	151,100
National Oilwell Varco, Inc.	2,300	180,619
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	1,300	$ 132,015
Weatherford International Ltd. (a)	13,050	274,050
		737,784
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	6,800	673,336
Apache Corp.	6,768	587,462
Chevron Corp.	2,825	354,594
Exxon Mobil Corp.	15,401	1,577,216
Occidental Petroleum Corp.	6,437	616,343
		3,808,951
TOTAL ENERGY		4,546,735
FINANCIALS - 25.5%
Banks - 13.3%
Bank of America Corp.	29,455	445,949
Citigroup, Inc.	18,625	892,324
Fifth Third Bancorp	23,305	480,316
JPMorgan Chase & Co.	16,225	908,276
KeyCorp	32,981	449,861
U.S. Bancorp	6,871	280,199
Wells Fargo & Co.	12,426	616,827
Zions Bancorporation	6,154	177,974
		4,251,726
Capital Markets - 5.3%
Ares Capital Corp.	12,830	220,291
Bank of New York Mellon Corp.	4,600	155,802
Carlyle Group LP	2,800	89,824
E*TRADE Financial Corp. (a)	16,590	372,446
Goldman Sachs Group, Inc.	1,583	252,995
Raymond James Financial, Inc.	6,341	315,148
State Street Corp.	4,732	305,498
		1,712,004
Consumer Finance - 2.1%
Capital One Financial Corp.	6,700	495,130
Springleaf Holdings, Inc. (d)	7,500	172,350
		667,480
Insurance - 3.7%
AFLAC, Inc.	3,600	225,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	3,240	$ 184,518
American International Group, Inc.	5,164	274,363
Fidelity National Financial, Inc. Class A	7,595	244,407
MetLife, Inc.	3,100	162,285
The Chubb Corp.	987	90,883
		1,182,248
Real Estate Investment Trusts - 1.1%
CBL & Associates Properties, Inc.	11,200	203,504
Senior Housing Properties Trust (SBI)	6,700	157,249
		360,753
TOTAL FINANCIALS		8,174,211
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	19,300	243,373
Health Care Providers & Services - 1.1%
HCA Holdings, Inc. (a)	2,500	130,000
Humana, Inc.	2,100	230,475
		360,475
Pharmaceuticals - 11.4%
Johnson & Johnson	8,400	850,836
Merck & Co., Inc.	20,450	1,197,552
Pfizer, Inc.	39,778	1,244,256
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,800	185,668
Zoetis, Inc. Class A	5,397	163,313
		3,641,625
TOTAL HEALTH CARE		4,245,473
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.1%
Textron, Inc.	592	24,213
Air Freight & Logistics - 1.2%
FedEx Corp.	2,700	367,875
Industrial Conglomerates - 4.5%
General Electric Co.	53,849	1,448,000
Machinery - 0.4%
Caterpillar, Inc.	1,335	140,709
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)	6,700	$ 190,749
TOTAL INDUSTRIALS		2,171,546
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)	13,400	124,754
Cisco Systems, Inc.	21,064	486,789
Juniper Networks, Inc. (a)	5,900	145,671
		757,214
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	3,900	140,205
IT Services - 1.3%
EVERTEC, Inc.	9,300	218,922
Xerox Corp.	16,801	203,124
		422,046
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	799	24,617
Intel Corp.	17,962	479,406
		504,023
Software - 6.3%
Activision Blizzard, Inc.	27,426	548,794
Comverse, Inc. (a)	18,423	459,470
Symantec Corp.	18,948	384,265
Verint Systems, Inc. (a)	14,108	617,507
		2,010,036
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	481	283,833
Hewlett-Packard Co.	6,758	223,419
		507,252
TOTAL INFORMATION TECHNOLOGY		4,340,776
MATERIALS - 3.8%
Chemicals - 0.8%
Axiall Corp.	3,200	149,120
The Dow Chemical Co.	2,141	106,836
		255,956
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	4,075	$ 192,218
Metals & Mining - 2.4%
Agnico Eagle Mines Ltd. (Canada)	10,100	298,287
Freeport-McMoRan Copper & Gold, Inc.	14,049	482,864
		781,151
TOTAL MATERIALS		1,229,325
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	23,433	836,558
Level 3 Communications, Inc. (a)	5,600	240,968
		1,077,526
Wireless Telecommunication Services - 1.6%
Sprint Corp. (a)	6,200	52,700
T-Mobile U.S., Inc. (a)	15,406	451,242
		503,942
TOTAL TELECOMMUNICATION SERVICES		1,581,468
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	4,600	161,138
TOTAL COMMON STOCKS (Cost $27,672,553)		30,053,021
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 5/1/14 (Cost $30,000)	$ 30,000	30,000
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,606,462	$ 1,606,462
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	159,250	159,250
TOTAL MONEY MARKET FUNDS (Cost $1,765,712)		1,765,712
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $29,468,265)		31,848,733
NET OTHER ASSETS (LIABILITIES) - 0.5%		144,957
NET ASSETS - 100%		$ 31,993,690
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 961
Fidelity Securities Lending Cash Central Fund	159
Total	$ 1,120
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,657,332	$ 1,657,332	$ -	$ -
Consumer Staples	1,945,017	1,945,017	-	-
Energy	4,546,735	4,546,735	-	-
Financials	8,174,211	8,174,211	-	-
Health Care	4,245,473	4,245,473	-	-
Industrials	2,171,546	2,171,546	-	-
Information Technology	4,340,776	4,340,776	-	-
Materials	1,229,325	1,229,325	-	-
Telecommunication Services	1,581,468	1,581,468	-	-
Utilities	161,138	161,138	-	-
U.S. Government and Government Agency Obligations	30,000	-	30,000	-
Money Market Funds	1,765,712	1,765,712	-	-
Total Investments in Securities:	$ 31,848,733	$ 31,818,733	$ 30,000	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $149,370) - See accompanying schedule: Unaffiliated issuers (cost $27,702,553)	$ 30,083,021
Fidelity Central Funds (cost $1,765,712)	1,765,712
Total Investments (cost $29,468,265)		$ 31,848,733
Receivable for investments sold		582,718
Receivable for fund shares sold		47,268
Dividends receivable		35,081
Distributions receivable from Fidelity Central Funds		154
Prepaid expenses		22
Receivable from investment adviser for expense reductions		1,670
Other receivables		134
Total assets		32,515,780

Liabilities
Payable for investments purchased	$ 209,393
Payable for fund shares redeemed	97,493
Accrued management fee	9,769
Distribution and service plan fees payable	11,231
Other affiliated payables	7,872
Other payables and accrued expenses	27,082
Collateral on securities loaned, at value	159,250
Total liabilities		522,090

Net Assets		$ 31,993,690
Net Assets consist of:
Paid in capital		$ 58,990,568
Undistributed net investment income		40,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,417,579)
Net unrealized appreciation (depreciation) on investments		2,380,468
Net Assets		$ 31,993,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,662,530 ÷ 1,128,097 shares)	$ 14.77

Maximum offering price per share (100/94.25 of $14.77)	$ 15.67
Class T: Net Asset Value and redemption price per share ($7,792,785 ÷ 527,332 shares)	$ 14.78

Maximum offering price per share (100/96.50 of $14.78)	$ 15.32
Class B: Net Asset Value and offering price per share ($520,300 ÷ 35,685 shares)A	$ 14.58

Class C: Net Asset Value and offering price per share ($4,839,094 ÷ 335,864 shares)A	$ 14.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,178,981 ÷ 146,404 shares)	$ 14.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 313,000
Interest		4
Income from Fidelity Central Funds		1,120
Total income		314,124

Expenses
Management fee Basic fee	$ 86,222
Performance adjustment	(30,068)
Transfer agent fees	41,118
Distribution and service plan fees	65,814
Accounting and security lending fees	6,108
Custodian fees and expenses	6,691
Independent trustees' compensation	60
Registration fees	26,669
Audit	27,733
Legal	101
Miscellaneous	406
Total expenses before reductions	230,854
Expense reductions	(8,657)	222,197
Net investment income (loss)		91,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,138,719
Foreign currency transactions	69
Futures contracts	(21,003)
Total net realized gain (loss)		2,117,785
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,568)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(12,341)
Total change in net unrealized appreciation (depreciation)		(47,910)
Net gain (loss)		2,069,875
Net increase (decrease) in net assets resulting from operations		$ 2,161,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,927	$ 176,674
Net realized gain (loss)	2,117,785	3,425,945
Change in net unrealized appreciation (depreciation)	(47,910)	3,254,893
Net increase (decrease) in net assets resulting from operations	2,161,802	6,857,512
Distributions to shareholders from net investment income	-	(419,258)
Share transactions - net increase (decrease)	1,097,950	(3,943,841)
Total increase (decrease) in net assets	3,259,752	2,494,413

Net Assets
Beginning of period	28,733,938	26,239,525
End of period (including undistributed net investment income of $40,233 and distributions in excess of net investment income of $51,694, respectively)	$ 31,993,690	$ 28,733,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 10.82	$ 9.96	$ 10.12	$ 9.30	$ 8.63
Income from Investment Operations
Net investment income (loss) E	.05	.10	.13	.10	.07 H	.09
Net realized and unrealized gain (loss)	.99	3.01	.85	(.14)	.85	.75
Total from investment operations	1.04	3.11	.98	(.04)	.92	.84
Distributions from net investment income	-	(.20)	(.12)	(.11)	(.09)	(.17)
Distributions from net realized gain	-	-	- J	(.01)	(.01)	-
Total distributions	-	(.20)	(.12)	(.12)	(.10)	(.17)
Net asset value, end of period	$ 14.77	$ 13.73	$ 10.82	$ 9.96	$ 10.12	$ 9.30
Total Return B,C,D	7.57%	29.24%	10.00%	(.40)%	9.91%	10.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.33%	1.28%	1.24%	1.22%	1.25%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.24%	1.22%	1.25%
Expenses net of all reductions	1.25% A	1.23%	1.24%	1.23%	1.21%	1.25%
Net investment income (loss)	.76% A	.82%	1.26%	.91%	.75% H	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,663	$ 15,339	$ 14,705	$ 15,484	$ 25,431	$ 28,585
Portfolio turnover rate G	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 10.82	$ 9.96	$ 10.08	$ 9.27	$ 8.58
Income from Investment Operations
Net investment income (loss) E	.04	.07	.10	.07	.05 H	.07
Net realized and unrealized gain (loss)	.99	3.02	.85	(.13)	.84	.75
Total from investment operations	1.03	3.09	.95	(.06)	.89	.82
Distributions from net investment income	-	(.16)	(.09)	(.05)	(.07)	(.13)
Distributions from net realized gain	-	-	- J	(.01)	(.01)	-
Total distributions	-	(.16)	(.09)	(.06)	(.08)	(.13)
Net asset value, end of period	$ 14.78	$ 13.75	$ 10.82	$ 9.96	$ 10.08	$ 9.27
Total Return B,C,D	7.49%	28.97%	9.68%	(.64)%	9.62%	9.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.60%	1.55%	1.49%	1.45%	1.50%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.49%	1.45%	1.50%
Expenses net of all reductions	1.50% A	1.48%	1.49%	1.48%	1.45%	1.49%
Net investment income (loss)	.51% A	.57%	1.01%	.67%	.52% H	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,793	$ 6,569	$ 6,145	$ 8,254	$ 12,735	$ 20,652
Portfolio turnover rate G	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 10.70	$ 9.84	$ 9.99	$ 9.18	$ 8.47
Income from Investment Operations
Net investment income (loss) E	- J	.01	.05	.02	- H, J	.03
Net realized and unrealized gain (loss)	.98	2.99	.85	(.13)	.84	.74
Total from investment operations	.98	3.00	.90	(.11)	.84	.77
Distributions from net investment income	-	(.10)	(.03)	(.03)	(.02)	(.06)
Distributions from net realized gain	-	-	- J	(.01)	(.01)	-
Total distributions	-	(.10)	(.04) K	(.04)	(.03)	(.06)
Net asset value, end of period	$ 14.58	$ 13.60	$ 10.70	$ 9.84	$ 9.99	$ 9.18
Total Return B,C,D	7.21%	28.31%	9.14%	(1.14)%	9.11%	9.19%
Ratios to Average Net Assets F,I
Expenses before reductions	2.09% A	2.10%	2.04%	1.99%	1.97%	2.00%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	1.99%	1.97%	2.00%
Expenses net of all reductions	2.00% A	1.98%	1.99%	1.98%	1.97%	2.00%
Net investment income (loss)	.01% A	.07%	.51%	.16%	(.01)% H	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 719	$ 895	$ 1,110	$ 1,605	$ 1,989
Portfolio turnover rate G	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 10.59	$ 9.75	$ 9.92	$ 9.11	$ 8.44
Income from Investment Operations
Net investment income (loss) E	- K	.01	.05	.02	- I,K	.03
Net realized and unrealized gain (loss)	.97	2.95	.84	(.13)	.83	.73
Total from investment operations	.97	2.96	.89	(.11)	.83	.76
Distributions from net investment income	-	(.11)	(.05)	(.05)	(.02)	(.09)
Distributions from net realized gain	-	-	- K	(.01)	(.01)	-
Total distributions	-	(.11)	(.05)	(.06)	(.02) L	(.09)
Net asset value, end of period	$ 14.41	$ 13.44	$ 10.59	$ 9.75	$ 9.92	$ 9.11
Total Return B,C,D	7.22%	28.27%	9.21%	(1.18)%	9.12%	9.28%
Ratios to Average Net Assets F,J
Expenses before reductions	2.08% A	2.08%	2.04%	2.00%	1.97%	2.01%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	1.97%	2.00%
Expenses net of all reductions	2.00% A	1.97%	1.99%	1.98%	1.97%	2.00%
Net investment income (loss)	.00% A, H	.07%	.51%	.16%	.00% H,I	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,839	$ 4,340	$ 3,299	$ 3,775	$ 4,139	$ 4,088
Portfolio turnover rate G	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 10.89	$ 10.04	$ 10.19	$ 9.35	$ 8.70
Income from Investment Operations
Net investment income (loss) D	.07	.14	.18	.14	.10 G	.11
Net realized and unrealized gain (loss)	1.00	3.02	.83	(.15)	.86	.74
Total from investment operations	1.07	3.16	1.01	(.01)	.96	.85
Distributions from net investment income	-	(.24)	(.16)	(.13)	(.11)	(.20)
Distributions from net realized gain	-	-	- I	(.01)	(.01)	-
Total distributions	-	(.24)	(.16)	(.14)	(.12)	(.20)
Net asset value, end of period	$ 14.88	$ 13.81	$ 10.89	$ 10.04	$ 10.19	$ 9.35
Total Return B,C	7.75%	29.65%	10.30%	(.11)%	10.28%	10.26%
Ratios to Average Net Assets E,H
Expenses before reductions	1.00% A	.94%	.83%	.89%	.98%	1.00%
Expenses net of fee waivers, if any	1.00% A	.94%	.83%	.89%	.98%	1.00%
Expenses net of all reductions	1.00% A	.92%	.82%	.88%	.97%	1.00%
Net investment income (loss)	1.01% A	1.13%	1.68%	1.27%	.99% G	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,179	$ 1,767	$ 1,195	$ 523	$ 841	$ 2,341
Portfolio turnover rate F	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,247,400
Gross unrealized depreciation	(1,421,346)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,826,054

Tax cost	$ 30,022,679

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (16,000,671)
2017	(14,819,668)
2019	(169,201)
Total with expiration	$ (30,989,540)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(21,003) and a change in net unrealized appreciation (depreciation) of $(12,341) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,162,261 and $17,832,585, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Class of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,327	$ -
Class T	.25%	.25%	18,818	415
Class B	.75%	.25%	3,049	2,307
Class C	.75%	.25%	23,620	3,644
			$ 65,814	$ 6,366

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,375
Class T	1,221
Class B*	113
Class C*	212
$ 2,921

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,002.25
Class T	11,054.29
Class B	923.30
Class C	6,901.29
Institutional Class	2,238.20
	$ 41,118

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,188 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $159. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 3,125
Class T	1.50%	3,289
Class B	2.00%	300
Class C	2.00%	1,939
		$ 8,653

Semiannual Report

9. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ -	$ 265,618
Class T	-	87,579
Class B	-	8,055
Class C	-	34,963
Institutional Class	-	23,043
Total	$ -	$ 419,258

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	85,470	203,654	$ 1,225,968	$ 2,521,952
Reinvestment of distributions	-	23,948	-	256,986
Shares redeemed	(74,917)	(469,651)	(1,076,201)	(5,674,710)
Net increase (decrease)	10,553	(242,049)	$ 149,767	$ (2,895,772)
Class T
Shares sold	99,770	51,753	$ 1,426,069	$ 642,034
Reinvestment of distributions	-	7,985	-	86,093
Shares redeemed	(50,199)	(149,714)	(722,448)	(1,818,182)
Net increase (decrease)	49,571	(89,976)	$ 703,621	$ (1,090,055)
Class B
Shares sold	-	1,256	$ -	$ 15,666
Reinvestment of distributions	-	676	-	7,246
Shares redeemed	(17,197)	(32,653)	(244,526)	(386,596)
Net increase (decrease)	(17,197)	(30,721)	$ (244,526)	$ (363,684)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	42,058	81,393	$ 590,846	$ 983,333
Reinvestment of distributions	-	3,063	-	32,411
Shares redeemed	(29,122)	(73,114)	(410,692)	(871,726)
Net increase (decrease)	12,936	11,342	$ 180,154	$ 144,018
Institutional Class
Shares sold	108,931	46,209	$ 1,604,875	$ 589,474
Reinvestment of distributions	-	2,131	-	22,951
Shares redeemed	(90,484)	(30,086)	(1,295,941)	(350,773)
Net increase (decrease)	18,447	18,254	$ 308,934	$ 261,652

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)

AVLFI-USAN-0614
1.800658.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Leaders

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 1,075.70	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,074.90	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,072.10	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,072.20	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,077.50	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.9	3.3
General Electric Co.	4.5	5.1
Pfizer, Inc.	3.9	4.4
Merck & Co., Inc.	3.7	3.3
JPMorgan Chase & Co.	2.8	2.5
Citigroup, Inc.	2.8	2.7
Johnson & Johnson	2.7	0.0
AT&T, Inc.	2.6	1.4
Anadarko Petroleum Corp.	2.1	1.3
Procter & Gamble Co.	2.1	1.9
	32.1
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	26.3
Energy	14.2	12.5
Information Technology	13.6	15.2
Health Care	13.3	11.0
Industrials	6.8	6.3
Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Stocks 93.9%		Stocks and Equity Futures 94.5%
	Short-Term Investments and Net Other Assets (Liabilities) 6.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.5%
* Foreign investments	3.4%	** Foreign investments	0.9%

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 1.1%
Johnson Controls, Inc.	7,603	$ 343,199
Automobiles - 1.3%
Ford Motor Co.	10,373	167,524
General Motors Co.	6,700	231,016
		398,540
Diversified Consumer Services - 0.3%
DeVry, Inc.	1,967	88,574
Media - 1.2%
DISH Network Corp. Class A (a)	2,006	114,061
Time Warner Cable, Inc.	2,000	282,920
		396,981
Specialty Retail - 1.3%
Foot Locker, Inc.	4,100	190,773
Office Depot, Inc. (a)	58,500	239,265
		430,038
TOTAL CONSUMER DISCRETIONARY		1,657,332
CONSUMER STAPLES - 6.1%
Beverages - 0.4%
PepsiCo, Inc.	1,700	146,013
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	2,090	151,985
Wal-Mart Stores, Inc.	4,742	377,985
		529,970
Food Products - 1.9%
Kraft Foods Group, Inc.	5,833	331,664
Mondelez International, Inc.	7,702	274,576
		606,240
Household Products - 2.1%
Procter & Gamble Co.	8,029	662,794
TOTAL CONSUMER STAPLES		1,945,017
ENERGY - 14.2%
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. (a)	2,500	151,100
National Oilwell Varco, Inc.	2,300	180,619
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	1,300	$ 132,015
Weatherford International Ltd. (a)	13,050	274,050
		737,784
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	6,800	673,336
Apache Corp.	6,768	587,462
Chevron Corp.	2,825	354,594
Exxon Mobil Corp.	15,401	1,577,216
Occidental Petroleum Corp.	6,437	616,343
		3,808,951
TOTAL ENERGY		4,546,735
FINANCIALS - 25.5%
Banks - 13.3%
Bank of America Corp.	29,455	445,949
Citigroup, Inc.	18,625	892,324
Fifth Third Bancorp	23,305	480,316
JPMorgan Chase & Co.	16,225	908,276
KeyCorp	32,981	449,861
U.S. Bancorp	6,871	280,199
Wells Fargo & Co.	12,426	616,827
Zions Bancorporation	6,154	177,974
		4,251,726
Capital Markets - 5.3%
Ares Capital Corp.	12,830	220,291
Bank of New York Mellon Corp.	4,600	155,802
Carlyle Group LP	2,800	89,824
E*TRADE Financial Corp. (a)	16,590	372,446
Goldman Sachs Group, Inc.	1,583	252,995
Raymond James Financial, Inc.	6,341	315,148
State Street Corp.	4,732	305,498
		1,712,004
Consumer Finance - 2.1%
Capital One Financial Corp.	6,700	495,130
Springleaf Holdings, Inc. (d)	7,500	172,350
		667,480
Insurance - 3.7%
AFLAC, Inc.	3,600	225,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	3,240	$ 184,518
American International Group, Inc.	5,164	274,363
Fidelity National Financial, Inc. Class A	7,595	244,407
MetLife, Inc.	3,100	162,285
The Chubb Corp.	987	90,883
		1,182,248
Real Estate Investment Trusts - 1.1%
CBL & Associates Properties, Inc.	11,200	203,504
Senior Housing Properties Trust (SBI)	6,700	157,249
		360,753
TOTAL FINANCIALS		8,174,211
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	19,300	243,373
Health Care Providers & Services - 1.1%
HCA Holdings, Inc. (a)	2,500	130,000
Humana, Inc.	2,100	230,475
		360,475
Pharmaceuticals - 11.4%
Johnson & Johnson	8,400	850,836
Merck & Co., Inc.	20,450	1,197,552
Pfizer, Inc.	39,778	1,244,256
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,800	185,668
Zoetis, Inc. Class A	5,397	163,313
		3,641,625
TOTAL HEALTH CARE		4,245,473
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.1%
Textron, Inc.	592	24,213
Air Freight & Logistics - 1.2%
FedEx Corp.	2,700	367,875
Industrial Conglomerates - 4.5%
General Electric Co.	53,849	1,448,000
Machinery - 0.4%
Caterpillar, Inc.	1,335	140,709
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)	6,700	$ 190,749
TOTAL INDUSTRIALS		2,171,546
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)	13,400	124,754
Cisco Systems, Inc.	21,064	486,789
Juniper Networks, Inc. (a)	5,900	145,671
		757,214
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	3,900	140,205
IT Services - 1.3%
EVERTEC, Inc.	9,300	218,922
Xerox Corp.	16,801	203,124
		422,046
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	799	24,617
Intel Corp.	17,962	479,406
		504,023
Software - 6.3%
Activision Blizzard, Inc.	27,426	548,794
Comverse, Inc. (a)	18,423	459,470
Symantec Corp.	18,948	384,265
Verint Systems, Inc. (a)	14,108	617,507
		2,010,036
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	481	283,833
Hewlett-Packard Co.	6,758	223,419
		507,252
TOTAL INFORMATION TECHNOLOGY		4,340,776
MATERIALS - 3.8%
Chemicals - 0.8%
Axiall Corp.	3,200	149,120
The Dow Chemical Co.	2,141	106,836
		255,956
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	4,075	$ 192,218
Metals & Mining - 2.4%
Agnico Eagle Mines Ltd. (Canada)	10,100	298,287
Freeport-McMoRan Copper & Gold, Inc.	14,049	482,864
		781,151
TOTAL MATERIALS		1,229,325
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	23,433	836,558
Level 3 Communications, Inc. (a)	5,600	240,968
		1,077,526
Wireless Telecommunication Services - 1.6%
Sprint Corp. (a)	6,200	52,700
T-Mobile U.S., Inc. (a)	15,406	451,242
		503,942
TOTAL TELECOMMUNICATION SERVICES		1,581,468
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	4,600	161,138
TOTAL COMMON STOCKS (Cost $27,672,553)		30,053,021
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 5/1/14 (Cost $30,000)	$ 30,000	30,000
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,606,462	$ 1,606,462
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	159,250	159,250
TOTAL MONEY MARKET FUNDS (Cost $1,765,712)		1,765,712
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $29,468,265)		31,848,733
NET OTHER ASSETS (LIABILITIES) - 0.5%		144,957
NET ASSETS - 100%		$ 31,993,690
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 961
Fidelity Securities Lending Cash Central Fund	159
Total	$ 1,120
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,657,332	$ 1,657,332	$ -	$ -
Consumer Staples	1,945,017	1,945,017	-	-
Energy	4,546,735	4,546,735	-	-
Financials	8,174,211	8,174,211	-	-
Health Care	4,245,473	4,245,473	-	-
Industrials	2,171,546	2,171,546	-	-
Information Technology	4,340,776	4,340,776	-	-
Materials	1,229,325	1,229,325	-	-
Telecommunication Services	1,581,468	1,581,468	-	-
Utilities	161,138	161,138	-	-
U.S. Government and Government Agency Obligations	30,000	-	30,000	-
Money Market Funds	1,765,712	1,765,712	-	-
Total Investments in Securities:	$ 31,848,733	$ 31,818,733	$ 30,000	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $149,370) - See accompanying schedule: Unaffiliated issuers (cost $27,702,553)	$ 30,083,021
Fidelity Central Funds (cost $1,765,712)	1,765,712
Total Investments (cost $29,468,265)		$ 31,848,733
Receivable for investments sold		582,718
Receivable for fund shares sold		47,268
Dividends receivable		35,081
Distributions receivable from Fidelity Central Funds		154
Prepaid expenses		22
Receivable from investment adviser for expense reductions		1,670
Other receivables		134
Total assets		32,515,780

Liabilities
Payable for investments purchased	$ 209,393
Payable for fund shares redeemed	97,493
Accrued management fee	9,769
Distribution and service plan fees payable	11,231
Other affiliated payables	7,872
Other payables and accrued expenses	27,082
Collateral on securities loaned, at value	159,250
Total liabilities		522,090

Net Assets		$ 31,993,690
Net Assets consist of:
Paid in capital		$ 58,990,568
Undistributed net investment income		40,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,417,579)
Net unrealized appreciation (depreciation) on investments		2,380,468
Net Assets		$ 31,993,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,662,530 ÷ 1,128,097 shares)	$ 14.77

Maximum offering price per share (100/94.25 of $14.77)	$ 15.67
Class T: Net Asset Value and redemption price per share ($7,792,785 ÷ 527,332 shares)	$ 14.78

Maximum offering price per share (100/96.50 of $14.78)	$ 15.32
Class B: Net Asset Value and offering price per share ($520,300 ÷ 35,685 shares)A	$ 14.58

Class C: Net Asset Value and offering price per share ($4,839,094 ÷ 335,864 shares)A	$ 14.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,178,981 ÷ 146,404 shares)	$ 14.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 313,000
Interest		4
Income from Fidelity Central Funds		1,120
Total income		314,124

Expenses
Management fee Basic fee	$ 86,222
Performance adjustment	(30,068)
Transfer agent fees	41,118
Distribution and service plan fees	65,814
Accounting and security lending fees	6,108
Custodian fees and expenses	6,691
Independent trustees' compensation	60
Registration fees	26,669
Audit	27,733
Legal	101
Miscellaneous	406
Total expenses before reductions	230,854
Expense reductions	(8,657)	222,197
Net investment income (loss)		91,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,138,719
Foreign currency transactions	69
Futures contracts	(21,003)
Total net realized gain (loss)		2,117,785
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,568)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(12,341)
Total change in net unrealized appreciation (depreciation)		(47,910)
Net gain (loss)		2,069,875
Net increase (decrease) in net assets resulting from operations		$ 2,161,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,927	$ 176,674
Net realized gain (loss)	2,117,785	3,425,945
Change in net unrealized appreciation (depreciation)	(47,910)	3,254,893
Net increase (decrease) in net assets resulting from operations	2,161,802	6,857,512
Distributions to shareholders from net investment income	-	(419,258)
Share transactions - net increase (decrease)	1,097,950	(3,943,841)
Total increase (decrease) in net assets	3,259,752	2,494,413

Net Assets
Beginning of period	28,733,938	26,239,525
End of period (including undistributed net investment income of $40,233 and distributions in excess of net investment income of $51,694, respectively)	$ 31,993,690	$ 28,733,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 10.82	$ 9.96	$ 10.12	$ 9.30	$ 8.63
Income from Investment Operations
Net investment income (loss) E	.05	.10	.13	.10	.07 H	.09
Net realized and unrealized gain (loss)	.99	3.01	.85	(.14)	.85	.75
Total from investment operations	1.04	3.11	.98	(.04)	.92	.84
Distributions from net investment income	-	(.20)	(.12)	(.11)	(.09)	(.17)
Distributions from net realized gain	-	-	- J	(.01)	(.01)	-
Total distributions	-	(.20)	(.12)	(.12)	(.10)	(.17)
Net asset value, end of period	$ 14.77	$ 13.73	$ 10.82	$ 9.96	$ 10.12	$ 9.30
Total Return B,C,D	7.57%	29.24%	10.00%	(.40)%	9.91%	10.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.33%	1.28%	1.24%	1.22%	1.25%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.24%	1.22%	1.25%
Expenses net of all reductions	1.25% A	1.23%	1.24%	1.23%	1.21%	1.25%
Net investment income (loss)	.76% A	.82%	1.26%	.91%	.75% H	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,663	$ 15,339	$ 14,705	$ 15,484	$ 25,431	$ 28,585
Portfolio turnover rate G	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 10.82	$ 9.96	$ 10.08	$ 9.27	$ 8.58
Income from Investment Operations
Net investment income (loss) E	.04	.07	.10	.07	.05 H	.07
Net realized and unrealized gain (loss)	.99	3.02	.85	(.13)	.84	.75
Total from investment operations	1.03	3.09	.95	(.06)	.89	.82
Distributions from net investment income	-	(.16)	(.09)	(.05)	(.07)	(.13)
Distributions from net realized gain	-	-	- J	(.01)	(.01)	-
Total distributions	-	(.16)	(.09)	(.06)	(.08)	(.13)
Net asset value, end of period	$ 14.78	$ 13.75	$ 10.82	$ 9.96	$ 10.08	$ 9.27
Total Return B,C,D	7.49%	28.97%	9.68%	(.64)%	9.62%	9.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.60%	1.55%	1.49%	1.45%	1.50%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.49%	1.45%	1.50%
Expenses net of all reductions	1.50% A	1.48%	1.49%	1.48%	1.45%	1.49%
Net investment income (loss)	.51% A	.57%	1.01%	.67%	.52% H	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,793	$ 6,569	$ 6,145	$ 8,254	$ 12,735	$ 20,652
Portfolio turnover rate G	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 10.70	$ 9.84	$ 9.99	$ 9.18	$ 8.47
Income from Investment Operations
Net investment income (loss) E	- J	.01	.05	.02	- H, J	.03
Net realized and unrealized gain (loss)	.98	2.99	.85	(.13)	.84	.74
Total from investment operations	.98	3.00	.90	(.11)	.84	.77
Distributions from net investment income	-	(.10)	(.03)	(.03)	(.02)	(.06)
Distributions from net realized gain	-	-	- J	(.01)	(.01)	-
Total distributions	-	(.10)	(.04) K	(.04)	(.03)	(.06)
Net asset value, end of period	$ 14.58	$ 13.60	$ 10.70	$ 9.84	$ 9.99	$ 9.18
Total Return B,C,D	7.21%	28.31%	9.14%	(1.14)%	9.11%	9.19%
Ratios to Average Net Assets F,I
Expenses before reductions	2.09% A	2.10%	2.04%	1.99%	1.97%	2.00%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	1.99%	1.97%	2.00%
Expenses net of all reductions	2.00% A	1.98%	1.99%	1.98%	1.97%	2.00%
Net investment income (loss)	.01% A	.07%	.51%	.16%	(.01)% H	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520	$ 719	$ 895	$ 1,110	$ 1,605	$ 1,989
Portfolio turnover rate G	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 10.59	$ 9.75	$ 9.92	$ 9.11	$ 8.44
Income from Investment Operations
Net investment income (loss) E	- K	.01	.05	.02	- I,K	.03
Net realized and unrealized gain (loss)	.97	2.95	.84	(.13)	.83	.73
Total from investment operations	.97	2.96	.89	(.11)	.83	.76
Distributions from net investment income	-	(.11)	(.05)	(.05)	(.02)	(.09)
Distributions from net realized gain	-	-	- K	(.01)	(.01)	-
Total distributions	-	(.11)	(.05)	(.06)	(.02) L	(.09)
Net asset value, end of period	$ 14.41	$ 13.44	$ 10.59	$ 9.75	$ 9.92	$ 9.11
Total Return B,C,D	7.22%	28.27%	9.21%	(1.18)%	9.12%	9.28%
Ratios to Average Net Assets F,J
Expenses before reductions	2.08% A	2.08%	2.04%	2.00%	1.97%	2.01%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	1.97%	2.00%
Expenses net of all reductions	2.00% A	1.97%	1.99%	1.98%	1.97%	2.00%
Net investment income (loss)	.00% A, H	.07%	.51%	.16%	.00% H,I	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,839	$ 4,340	$ 3,299	$ 3,775	$ 4,139	$ 4,088
Portfolio turnover rate G	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 10.89	$ 10.04	$ 10.19	$ 9.35	$ 8.70
Income from Investment Operations
Net investment income (loss) D	.07	.14	.18	.14	.10 G	.11
Net realized and unrealized gain (loss)	1.00	3.02	.83	(.15)	.86	.74
Total from investment operations	1.07	3.16	1.01	(.01)	.96	.85
Distributions from net investment income	-	(.24)	(.16)	(.13)	(.11)	(.20)
Distributions from net realized gain	-	-	- I	(.01)	(.01)	-
Total distributions	-	(.24)	(.16)	(.14)	(.12)	(.20)
Net asset value, end of period	$ 14.88	$ 13.81	$ 10.89	$ 10.04	$ 10.19	$ 9.35
Total Return B,C	7.75%	29.65%	10.30%	(.11)%	10.28%	10.26%
Ratios to Average Net Assets E,H
Expenses before reductions	1.00% A	.94%	.83%	.89%	.98%	1.00%
Expenses net of fee waivers, if any	1.00% A	.94%	.83%	.89%	.98%	1.00%
Expenses net of all reductions	1.00% A	.92%	.82%	.88%	.97%	1.00%
Net investment income (loss)	1.01% A	1.13%	1.68%	1.27%	.99% G	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,179	$ 1,767	$ 1,195	$ 523	$ 841	$ 2,341
Portfolio turnover rate F	121% A	87%	94%	161%	51%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,247,400
Gross unrealized depreciation	(1,421,346)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,826,054

Tax cost	$ 30,022,679

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (16,000,671)
2017	(14,819,668)
2019	(169,201)
Total with expiration	$ (30,989,540)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(21,003) and a change in net unrealized appreciation (depreciation) of $(12,341) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,162,261 and $17,832,585, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Class of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,327	$ -
Class T	.25%	.25%	18,818	415
Class B	.75%	.25%	3,049	2,307
Class C	.75%	.25%	23,620	3,644
			$ 65,814	$ 6,366

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,375
Class T	1,221
Class B*	113
Class C*	212
$ 2,921

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,002.25
Class T	11,054.29
Class B	923.30
Class C	6,901.29
Institutional Class	2,238.20
	$ 41,118

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,188 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $159. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 3,125
Class T	1.50%	3,289
Class B	2.00%	300
Class C	2.00%	1,939
		$ 8,653

Semiannual Report

9. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ -	$ 265,618
Class T	-	87,579
Class B	-	8,055
Class C	-	34,963
Institutional Class	-	23,043
Total	$ -	$ 419,258

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	85,470	203,654	$ 1,225,968	$ 2,521,952
Reinvestment of distributions	-	23,948	-	256,986
Shares redeemed	(74,917)	(469,651)	(1,076,201)	(5,674,710)
Net increase (decrease)	10,553	(242,049)	$ 149,767	$ (2,895,772)
Class T
Shares sold	99,770	51,753	$ 1,426,069	$ 642,034
Reinvestment of distributions	-	7,985	-	86,093
Shares redeemed	(50,199)	(149,714)	(722,448)	(1,818,182)
Net increase (decrease)	49,571	(89,976)	$ 703,621	$ (1,090,055)
Class B
Shares sold	-	1,256	$ -	$ 15,666
Reinvestment of distributions	-	676	-	7,246
Shares redeemed	(17,197)	(32,653)	(244,526)	(386,596)
Net increase (decrease)	(17,197)	(30,721)	$ (244,526)	$ (363,684)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	42,058	81,393	$ 590,846	$ 983,333
Reinvestment of distributions	-	3,063	-	32,411
Shares redeemed	(29,122)	(73,114)	(410,692)	(871,726)
Net increase (decrease)	12,936	11,342	$ 180,154	$ 144,018
Institutional Class
Shares sold	108,931	46,209	$ 1,604,875	$ 589,474
Reinvestment of distributions	-	2,131	-	22,951
Shares redeemed	(90,484)	(30,086)	(1,295,941)	(350,773)
Net increase (decrease)	18,447	18,254	$ 308,934	$ 261,652

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)

AVLF-USAN-0614
1.800655.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 23, 2014